UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.2%
125,650		Delphi Automotive plc	$8,159,711
65,721		Lear Corp	6,823,811
94,630		Thor Industries, Inc	4,961,451
45,410		Visteon Corp	3,037,021
		TOTAL AUTOMOBILES & COMPONENTS	22,981,994

BANKS - 0.2%
24,686	*	Signature Bank	3,439,747
		TOTAL BANKS	3,439,747

CAPITAL GOODS - 7.4%
96,473		3M Co	14,567,423
37,050		A.O. Smith Corp	2,587,943
74,240	*	Aecom Technology Corp	2,037,146
165,660		Allison Transmission Holdings, Inc	3,941,051
171,667		Boeing Co	20,622,357
153,890		BWX Technologies, Inc	4,607,467
42,090		Deere & Co	3,241,351
141,920	*	HD Supply Holdings, Inc	3,728,238
201,863		Honeywell International, Inc	20,832,261
55,105		Huntington Ingalls	7,046,827
37,150		Illinois Tool Works, Inc	3,346,100
8,160		Lennox International, Inc	977,731
36,790		Lincoln Electric Holdings, Inc	1,958,700
59,408		Lockheed Martin Corp	12,535,088
214,900		Masco Corp	5,671,211
41,900		Northrop Grumman Corp	7,754,014
166,700		Paccar, Inc	8,179,969
142,630	*	Quanta Services, Inc	2,667,181
23,681		Rockwell Automation, Inc	2,263,193
6,600		Rockwell Collins, Inc	533,808
152,079	*	Spirit Aerosystems Holdings, Inc (Class A)	6,448,150
69,970	*	United Rentals, Inc	3,352,263
110,670	*	USG Corp	1,979,886
		TOTAL CAPITAL GOODS	140,879,358

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
96,080	*	Clean Harbors, Inc	4,257,305
64,750	*	Copart, Inc	2,169,772
51,700		Equifax, Inc	5,469,860
199,786		Pitney Bowes, Inc	3,911,810
128,120		R.R. Donnelley & Sons Co	1,789,836
27,616		Waste Connections, Inc	1,656,132
86,700		Waste Management, Inc	4,590,765
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,845,480
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 2.4%
57,200		Brunswick Corp	$2,279,420
23,680		Carter’s, Inc	2,302,170
106,630		Coach, Inc	3,950,641
74,150		DR Horton, Inc	2,039,866
111,210		Hasbro, Inc	8,260,679
148,290		Leggett & Platt, Inc	6,155,518
68,280	*	Michael Kors Holdings Ltd	2,724,372
256,930		Nike, Inc (Class B)	15,932,229
40,740	*	Tempur-Pedic International, Inc	2,458,252
		TOTAL CONSUMER DURABLES & APPAREL	46,103,147

CONSUMER SERVICES - 3.8%
87,040		Brinker International, Inc	4,329,370
22,280		Darden Restaurants, Inc	1,404,977
85,920		Extended Stay America, Inc	1,100,635
184,410		H&R Block, Inc	6,279,160
168,028		McDonald’s Corp	20,798,506
9,880	*	Panera Bread Co (Class A)	1,916,720
110,620	*	ServiceMaster Global Holdings, Inc	4,669,270
88,410		Six Flags Entertainment Corp	4,444,371
331,452		Starbucks Corp	20,142,338
7,980		Starwood Hotels & Resorts Worldwide, Inc	496,675
95,670		Wyndham Worldwide Corp	6,208,983
11,850		Yum! Brands, Inc	857,585
		TOTAL CONSUMER SERVICES	72,648,590

DIVERSIFIED FINANCIALS - 3.7%
42,810		American Express Co	2,290,335
49,305		Ameriprise Financial, Inc	4,469,498
4,000		BlackRock, Inc	1,257,040
51,340		CBOE Holdings, Inc	3,420,271
13,960		Charles Schwab Corp	356,399
41,160		Factset Research Systems, Inc	6,202,812
30,860		IntercontinentalExchange Group, Inc	8,140,868
300,000		iShares Russell 1000 Growth Index Fund	28,149,000
74,339		Lazard Ltd (Class A)	2,675,461
41,190	e	LPL Financial Holdings, Inc	1,253,000
51,000		Moody’s Corp	4,546,140
36,750		MSCI, Inc (Class A)	2,529,870
36,947		SEI Investments Co	1,449,800
63,540		T Rowe Price Group, Inc	4,508,163
7,300		TD Ameritrade Holding Corp	201,334
		TOTAL DIVERSIFIED FINANCIALS	71,449,991

ENERGY - 0.4%
27,330	e	CVR Energy, Inc	957,097
65,620	*	FMC Technologies, Inc	1,650,343
56,650		Marathon Petroleum Corp	2,367,403
23,600		Tesoro Corp	2,059,100
		TOTAL ENERGY	7,033,943
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.1%
45,240		Costco Wholesale Corp	$6,836,669
252,778		CVS Health Corp	24,415,827
246,392		Kroger Co	9,562,473
27,420	*	Rite Aid Corp	213,602
		TOTAL FOOD & STAPLES RETAILING	41,028,571

FOOD, BEVERAGE & TOBACCO - 8.4%
443,248		Altria Group, Inc	27,086,885
4,710		Brown-Forman Corp (Class B)	460,827
114,630	e	Campbell Soup Co	6,466,278
627,119		Coca-Cola Co	26,915,948
44,166		Coca-Cola Enterprises, Inc	2,050,186
67,238		Constellation Brands, Inc (Class A)	10,252,450
71,969		Dr Pepper Snapple Group, Inc	6,753,571
39,310		Flowers Foods, Inc	807,427
206,510		General Mills, Inc	11,669,880
39,530		Hormel Foods Corp	3,178,607
52,690		Ingredion, Inc	5,306,937
87,940		Kellogg Co	6,458,314
6,600		Keurig Green Mountain, Inc	589,050
30,270		Kraft Heinz Co	2,362,876
305,482		PepsiCo, Inc	30,334,363
91,393		Philip Morris International, Inc	8,226,284
40,330	e	Pilgrim’s Pride Corp	894,519
117,560		Reynolds American, Inc	5,872,122
96,300		Tyson Foods, Inc (Class A)	5,138,568
		TOTAL FOOD, BEVERAGE & TOBACCO	160,825,092

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
26,030		Aetna Inc	2,650,895
101,890		AmerisourceBergen Corp	9,125,268
12,300		Anthem, Inc	1,605,027
19,200		Baxter International, Inc	702,720
128,110		Cardinal Health, Inc	10,424,311
98,330	*	Centene Corp	6,102,360
36,820		Cigna Corp	4,919,152
42,560	*	DaVita, Inc	2,856,627
32,830		Dentsply International, Inc	1,933,359
149,890	*	Express Scripts Holding Co	10,772,594
61,370	*	HCA Holdings, Inc	4,270,125
2,390	*	Health Net, Inc	158,266
137,300	*	Hologic, Inc	4,659,962
86,850	*	IMS Health Holdings, Inc	2,007,972
30,250	*	LifePoint Hospitals, Inc	2,111,147
76,218		McKesson Corp	12,269,574
39,990	*	Premier, Inc	1,277,281
115,810	e	Resmed, Inc	6,566,427
19,820	*	Sirona Dental Systems, Inc	2,106,668
800		St. Jude Medical, Inc	42,288
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

111,900	*	Tenet Healthcare Corp	$3,034,728
210,840		UnitedHealth Group, Inc	24,280,334
25,580		Universal Health Services, Inc (Class B)	2,881,331
37,930	*	VCA Antech, Inc	1,944,671
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	118,703,087

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
36,860		Clorox Co	4,756,783
58,076		Colgate-Palmolive Co	3,921,872
77,960	*,e	Herbalife Ltd	3,602,532
94,870		Kimberly-Clark Corp	12,183,205
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	24,464,392

INSURANCE - 0.6%
10,100	*	Berkshire Hathaway, Inc (Class B)	1,310,677
1,830	*	Markel Corp	1,538,042
158,320		Marsh & McLennan Cos, Inc	8,443,205
		TOTAL INSURANCE	11,291,924

MATERIALS - 3.1%
13,290		Aptargroup, Inc	968,841
102,943	*	Crown Holdings, Inc	4,723,025
67,120		Dow Chemical Co	2,819,040
48,745		Du Pont (E.I.) de Nemours & Co	2,571,786
83,690		Eastman Chemical Co	5,122,665
317,083		Graphic Packaging Holding Co	3,602,063
222,170		Huntsman Corp	1,917,327
224,090		International Paper Co	7,666,119
138,194		LyondellBasell Industries AF S.C.A	10,774,986
19,700		Monsanto Co	1,784,820
133,460	*	Owens-Illinois, Inc	1,726,973
99,300		Packaging Corp of America	5,047,419
24,090		Scotts Miracle-Gro Co (Class A)	1,654,501
158,830		Sealed Air Corp	6,437,380
137,480		Steel Dynamics, Inc	2,522,758
12,080		WestRock Co	426,182
		TOTAL MATERIALS	59,765,885

MEDIA - 4.8%
1,360		Cablevision Systems Corp (Class A)	43,398
457,598		Comcast Corp (Class A)	25,492,784
36,361	*	DISH Network Corp (Class A)	1,755,145
210,890		Interpublic Group of Cos, Inc	4,732,372
72,520	*	MSG Networks, Inc	1,268,375
120,180		Omnicom Group, Inc	8,815,203
60,530		Scripps Networks Interactive (Class A)	3,690,514
44,580		Time Warner Cable, Inc	8,114,006
77,970		Time Warner, Inc	5,492,207
119,290		Twenty-First Century Fox, Inc	3,217,251
5,870		Twenty-First Century Fox, Inc (Class B)	159,077
80,482		Viacom, Inc (Class B)	3,673,198
272,256		Walt Disney Co	26,087,570
		TOTAL MEDIA	92,541,100
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
282,451		AbbVie, Inc	$15,506,560
22,510	*	Alexion Pharmaceuticals, Inc	3,284,884
27,172	*	Allergan plc	7,728,532
165,442		Amgen, Inc	25,267,957
51,278	*	Biogen Idec, Inc	14,001,971
221,039		Bristol-Myers Squibb Co	13,739,784
121,355	*	Celgene Corp	12,174,333
75,860	*	Charles River Laboratories International, Inc	5,631,088
112,200		Eli Lilly & Co	8,875,020
312,189		Gilead Sciences, Inc	25,911,687
31,840	*	Incyte Corp	2,246,630
4,300	*	Ionis Pharmaceuticals, Inc	167,399
24,860	*	Jazz Pharmaceuticals plc	3,200,477
120,420		Johnson & Johnson	12,576,665
13,670	*	Medivation, Inc	447,009
1,280		Merck & Co, Inc	64,858
100	*	Mettler-Toledo International, Inc	31,285
38,480	*	Quintiles Transnational Holdings, Inc	2,340,738
9,610	*	Regeneron Pharmaceuticals, Inc	4,037,065
25,900	*	United Therapeutics Corp	3,190,362
21,100	*	Vertex Pharmaceuticals, Inc	1,914,825
41,600	*	Waters Corp	5,042,336
70,300		Zoetis Inc	3,026,415
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	170,407,880

REAL ESTATE - 1.8%
38,230		American Tower Corp	3,606,618
66,630	*	CBRE Group, Inc	1,863,641
45,170		Columbia Property Trust, Inc	1,005,936
16,560		Crown Castle International Corp	1,427,472
29,030		Digital Realty Trust, Inc	2,324,723
18,370		Equity Lifestyle Properties, Inc	1,210,950
12,950		Extra Space Storage, Inc	1,174,436
400		Gaming and Leisure Properties, Inc	10,432
11,330		Jones Lang LaSalle, Inc	1,594,358
3,490		Post Properties, Inc	199,942
25,070		Public Storage, Inc	6,356,749
53,597		Simon Property Group, Inc	9,984,049
47,000		Tanger Factory Outlet Centers, Inc	1,503,530
49,440		Weyerhaeuser Co	1,266,158
		TOTAL REAL ESTATE	33,528,994

RETAILING - 8.2%
76,563	*	Amazon.com, Inc	44,942,481
390	*	AutoZone, Inc	299,282
48,830	*	Bed Bath & Beyond, Inc	2,107,991
830		Dollar General Corp	62,300
9,340		Foot Locker, Inc	631,010
133,580	e	Gap, Inc	3,302,098
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,800		Genuine Parts Co	$1,792,336
43,960		GNC Holdings, Inc	1,231,320
445,960	*	Groupon, Inc	1,213,011
253,536		Home Depot, Inc	31,884,688
4,790		L Brands, Inc	460,558
120,530	*	Liberty Interactive Corp	3,141,012
142,572	*	LKQ Corp	3,906,473
189,196		Lowe’s Companies, Inc	13,557,785
76,432		Macy’s, Inc	3,088,617
15,320	*	Murphy USA, Inc	886,262
56,078	*	NetFlix, Inc	5,150,203
14,571	*	O’Reilly Automotive, Inc	3,801,574
44,780		Penske Auto Group, Inc	1,404,749
9,170	*	Priceline.com, Inc	9,765,775
57,650		Ross Stores, Inc	3,243,389
101,700	*	Sally Beauty Holdings, Inc	2,802,852
59,720		Target Corp	4,324,922
164,394		TJX Companies, Inc	11,711,429
60,300	*	Urban Outfitters, Inc	1,379,664
		TOTAL RETAILING	156,091,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
1,630		Avago Technologies Ltd	217,947
233,950		Intel Corp	7,257,129
5,400		Kla-Tencor Corp	361,746
3,900		Linear Technology Corp	166,647
137,750	e	Microchip Technology, Inc	6,172,578
275,220	*	Micron Technology, Inc	3,035,677
244,100	*	ON Semiconductor Corp	2,089,496
292,378		Texas Instruments, Inc	15,475,567
116,160		Xilinx, Inc	5,839,363
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,616,150

SOFTWARE & SERVICES - 18.9%
107,355		Accenture plc	11,330,247
29,130	*	Adobe Systems, Inc	2,596,357
24,720	*	Alliance Data Systems Corp	4,938,809
54,142	*	Alphabet, Inc (Class A)	41,221,012
56,059	*	Alphabet, Inc (Class C)	41,649,034
48,860		Broadridge Financial Solutions, Inc	2,616,942
97,153	*	Citrix Systems, Inc	6,845,400
15,230	*	Cognizant Technology Solutions Corp (Class A)	964,211
438,741	*	eBay, Inc	10,292,864
384,416	*	Facebook, Inc	43,135,319
116,170	*	First American Corp	4,147,269
103,880	*	Fiserv, Inc	9,822,893
16,579	*	FleetCor Technologies, Inc	2,036,564
11,380	*	Genpact Ltd	272,210
82,220		Global Payments, Inc	4,846,869
131,648		International Business Machines Corp	16,428,354
73,690		Intuit, Inc	7,038,132
35,650		Jack Henry & Associates, Inc	2,894,067
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,250		King Digital Entertainment plc	$273,432
54,960		Leidos Holdings, Inc	2,534,755
135,120		Mastercard, Inc (Class A)	12,029,734
953,635		Microsoft Corp	52,535,752
260,176		Oracle Corp	9,446,991
18,800		Paychex, Inc	899,768
49,551	*	PayPal Holdings, Inc	1,790,773
140,430	*	Rackspace Hosting, Inc	2,838,090
55,720	*	Red Hat, Inc	3,903,186
139,500		Sabre Corp	3,572,595
98,773	*	Salesforce.com, Inc	6,722,490
10,800	*	ServiceNow, Inc	671,868
45,720	*	SolarWinds, Inc	2,740,914
81,226	*	Teradata Corp	1,977,041
141,170		Total System Services, Inc	5,669,387
13,300	*	Twitter, Inc	223,440
159,680	*	Vantiv, Inc	7,512,944
86,200	*,e	VeriSign, Inc	6,516,720
319,464		Visa, Inc (Class A)	23,796,873
55,870	*	WEX, Inc	4,056,721
		TOTAL SOFTWARE & SERVICES	362,790,027

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
1,126,942		Apple, Inc	109,696,535
39,352	*	F5 Networks, Inc	3,690,430
158,930		Ingram Micro, Inc (Class A)	4,481,826
116,320		Jabil Circuit, Inc	2,315,931
157,310		Juniper Networks, Inc	3,712,516
46,730	*	Keysight Technologies, Inc	1,093,482
73,730		NetApp, Inc	1,616,899
161,040		Qualcomm, Inc	7,301,554
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	133,909,173

TELECOMMUNICATION SERVICES - 2.7%
326,493		AT&T, Inc	11,773,337
816,809		Verizon Communications, Inc	40,815,946
		TOTAL TELECOMMUNICATION SERVICES	52,589,283

TRANSPORTATION - 3.2%
69,650		Alaska Air Group, Inc	4,903,360
182,440		American Airlines Group, Inc	7,113,336
61,430	*	Avis Budget Group, Inc	1,613,766
33,221		CH Robinson Worldwide, Inc	2,151,724
228,358		Delta Air Lines, Inc	10,113,976
130,210	*	JetBlue Airways Corp	2,774,775
199,270		Southwest Airlines Co	7,496,537
109,451		Union Pacific Corp	7,880,472
142,110	*	United Continental Holdings, Inc	6,861,071
115,081		United Parcel Service, Inc (Class B)	10,725,549
		TOTAL TRANSPORTATION	61,634,566

		TOTAL COMMON STOCKS	1,908,570,155
		(Cost $1,708,065,092)
7

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.4%
$7,500,000		Federal Home Loan Bank (FHLB)	0.180%	02/01/16	$7,500,000
		TOTAL GOVERNMENT AGENCY DEBT			7,500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
22,431,301	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			22,431,301
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			22,431,301
		TOTAL SHORT-TERM INVESTMENTS			29,931,301
		(Cost $29,931,301)

		TOTAL INVESTMENTS - 101.2%			1,938,501,456
		(Cost $1,737,996,393)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(23,673,381)
		NET ASSETS - 100.0%			$1,914,828,075

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,235,912.
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.1%
402,424		Ford Motor Co	$4,804,943
153,224		General Motors Co	4,541,559
108,900		Goodyear Tire & Rubber Co	3,093,849
118,000		Johnson Controls, Inc	4,232,660
27,750		Lear Corp	2,881,282
		TOTAL AUTOMOBILES & COMPONENTS	19,554,293

BANKS - 10.4%
128,900		Associated Banc-Corp	2,262,195
1,497,124		Bank of America Corp	21,169,333
36,800		Bank of Hawaii Corp	2,205,424
96,800		BankUnited	3,262,160
67,224		BB&T Corp	2,195,536
13,800	e	BOK Financial Corp	690,138
467,224		Citigroup, Inc	19,894,398
12,424		Citizens Financial Group, Inc	264,010
4,224		Comerica, Inc	144,883
5,000	e	Cullen/Frost Bankers, Inc	239,300
131,890		East West Bancorp, Inc	4,275,874
57,224		Fifth Third Bancorp	904,139
21,424		First Horizon National Corp	272,727
63,800		First Republic Bank	4,338,400
150,000		Huntington Bancshares, Inc	1,287,000
711,390		JPMorgan Chase & Co	42,327,705
7,153		M&T Bank Corp	788,118
69,000		PacWest Bancorp	2,532,990
75,724		PNC Financial Services Group, Inc	6,561,485
18,690	*	Signature Bank	2,604,265
160,000		SunTrust Banks, Inc	5,852,800
29,209	*,p	SVB Financial Group	2,959,456
145,000		Synovus Financial Corp	4,426,850
39,000		TFS Financial Corp	680,550
97,724		US Bancorp	3,914,823
983,900		Wells Fargo & Co	49,421,297
60,000		Zions Bancorporation	1,360,800
		TOTAL BANKS	186,836,656

CAPITAL GOODS - 7.7%
38,000		A.O. Smith Corp	2,654,300
123,800	*	Aecom Technology Corp	3,397,072
43,800		Allegion plc	2,652,528
93,900		BWX Technologies, Inc	2,811,366
22,224		Caterpillar, Inc	1,383,222
10,000		Chicago Bridge & Iron Co NV	388,200
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,900		Cummins, Inc	$2,597,821
40,424		Danaher Corp	3,502,740
29,724		Dover Corp	1,737,368
44,224		Eaton Corp	2,233,754
24,224		Fluor Corp	1,087,415
22,456		Fortune Brands Home & Security, Inc	1,091,137
50,000		General Dynamics Corp	6,688,500
1,624,224		General Electric Co	47,264,918
10,000		Hubbell, Inc	904,300
2,000		IDEX Corp	145,020
7,224		Ingersoll-Rand plc	371,819
23,300	*	Jacobs Engineering Group, Inc	914,059
14,724		L-3 Communications Holdings, Inc	1,720,352
22,300		Lockheed Martin Corp	4,705,300
46,800		Northrop Grumman Corp	8,660,808
30,800		Orbital ATK, Inc	2,779,084
68,000		Oshkosh Truck Corp	2,239,240
81,389		Owens Corning, Inc	3,759,358
56,724		Raytheon Co	7,274,286
15,000		Roper Industries, Inc	2,635,050
16,000		Snap-On, Inc	2,584,960
42,424	*	Spirit Aerosystems Holdings, Inc (Class A)	1,798,778
63,000		Stanley Works	5,943,420
133,000		Terex Corp	2,979,200
39,900		Textron, Inc	1,365,378
111,000		Trinity Industries, Inc	2,377,620
44,224		United Technologies Corp	3,878,002
33,500		Xylem, Inc	1,204,325
		TOTAL CAPITAL GOODS	137,730,700

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
31,500	e	ADT Corp	931,770
16,800		Equifax, Inc	1,777,440
41,500		Manpower, Inc	3,168,525
21,300		Nielsen NV	1,025,808
45,724		Republic Services, Inc	1,998,139
54,000		Waste Connections, Inc	3,238,380
31,424		Waste Management, Inc	1,663,901
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,803,963

CONSUMER DURABLES & APPAREL - 1.5%
92,500		Coach, Inc	3,427,125
36,000		DR Horton, Inc	990,360
157,000	*,e	GoPro, Inc	1,797,650
139,000		Hanesbrands, Inc	4,249,230
5,000		Hasbro, Inc	371,400
81,890	*	Jarden Corp	4,344,264
128,000		Mattel, Inc	3,531,520
2,500	*	Mohawk Industries, Inc	416,025
68,900		Newell Rubbermaid, Inc	2,671,942
5,000		Phillips-Van Heusen Corp	366,900
26,380		Ralph Lauren Corp	2,967,750
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

63,800	*	Taylor Morrison Home Corp	$768,790
23,000	*	Toll Brothers, Inc	635,260
		TOTAL CONSUMER DURABLES & APPAREL	26,538,216

CONSUMER SERVICES - 0.9%
79,124		Carnival Corp	3,808,238
46,800		Darden Restaurants, Inc	2,951,208
164,800	*	MGM Resorts International	3,309,184
68,000	*,p	Norwegian Cruise Line Holdings Ltd	3,085,160
31,800		Royal Caribbean Cruises Ltd	2,606,328
193,000		Sands China Ltd	674,100
		TOTAL CONSUMER SERVICES	16,434,218

DIVERSIFIED FINANCIALS - 7.1%
75,500		American Express Co	4,039,250
7,724		Bank of New York Mellon Corp	279,763
7,724		BlackRock, Inc	2,427,344
101,000		Capital One Financial Corp	6,627,620
63,000		Charles Schwab Corp	1,608,390
21,424		CME Group, Inc	1,924,946
20,000	e	Consumer Discretionary Select Sector SPDR Fund	1,482,200
47,224		Discover Financial Services	2,162,387
54,000	*	E*TRADE Financial Corp	1,272,240
50,000	e	Financial Select Sector SPDR Fund	1,085,500
22,424		Franklin Resources, Inc	777,216
89,189		Goldman Sachs Group, Inc	14,409,375
3,224		IntercontinentalExchange Group, Inc	850,491
12,224		Invesco Ltd	365,864
345,000		Morgan Stanley	8,928,600
30,000		Northern Trust Corp	1,862,400
63,800	*	OneMain Holdings, Inc	1,686,234
318,000	e,p	PowerShares QQQ Trust Series	33,113,340
24,224		Raymond James Financial, Inc	1,061,254
263,900		Santander Consumer USA Holdings, Inc	2,757,755
68,000		SEI Investments Co	2,668,320
42,400	e	SPDR Dow Jones Industrial Average ETF Trust	6,971,832
18,000	e	SPDR S&P Biotech ETF	909,900
80,000		SPDR Trust Series 1	15,509,600
37,224		State Street Corp	2,074,494
273,800	*	Synchrony Financial	7,781,396
8,000		TD Ameritrade Holding Corp	220,640
101,890		Voya Financial, Inc	3,115,796
		TOTAL DIVERSIFIED FINANCIALS	127,974,147

ENERGY - 11.9%
94,500		Anadarko Petroleum Corp	3,694,005
27,224		Apache Corp	1,158,109
119,900		Baker Hughes, Inc	5,216,849
20,000	*	Cameron International Corp	1,313,200
12,224	*	Cheniere Energy, Inc	367,331
297,224		Chevron Corp	25,700,959
21,300		Cimarex Energy Co	1,980,900
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

71,300	*,p	Concho Resources, Inc	$6,782,769
177,224		ConocoPhillips	6,925,914
183,000	*,e,p	Continental Resources, Inc	3,863,130
139,000	*,p	Devon Energy Corp	3,878,100
46,800	*,p	Diamondback Energy, Inc	3,535,740
8,000	*	Dril-Quip, Inc	469,120
63,800	p	Energen Corp	2,250,226
80,000		Ensco plc	782,400
131,300		EOG Resources, Inc	9,324,926
12,000		EQT Corp	740,880
627,224		Exxon Mobil Corp	48,829,388
10,000	*	FMC Technologies, Inc	251,500
128,390		Frank’s International NV	1,878,346
127,224		Halliburton Co	4,044,451
123,890	p	Hess Corp	5,265,325
17,500		HollyFrontier Corp	611,975
224,224		Kinder Morgan, Inc	3,688,485
238,000	*,e	Laredo Petroleum Holdings, Inc	1,846,880
72,424		Marathon Oil Corp	704,685
154,000		Marathon Petroleum Corp	6,435,660
293,800	p	Nabors Industries Ltd	2,162,368
17,224		National Oilwell Varco, Inc	560,469
20,000	e	Noble Corp plc	155,800
27,724		Noble Energy, Inc	897,426
114,224		Occidental Petroleum Corp	7,862,038
33,000		Oneok, Inc	822,030
150,000		Patterson-UTI Energy, Inc	2,157,000
19,750		PBF Energy, Inc	691,052
121,890		Phillips 66	9,769,484
30,500		Pioneer Natural Resources Co	3,780,475
169,846		Questar Market Resources, Inc	2,177,426
23,000		Rowan Cos plc	290,950
150,000	e	RPC, Inc	1,870,500
179,724		Schlumberger Ltd	12,988,653
77,224		Spectra Energy Corp	2,119,799
60,000		Tesoro Corp	5,235,000
138,000		Valero Energy Corp	9,366,060
24,224	*	Weatherford International Ltd	163,270
		TOTAL ENERGY	214,611,053

FOOD & STAPLES RETAILING - 1.8%
18,000		Costco Wholesale Corp	2,720,160
51,500		CVS Health Corp	4,974,385
14,224		Sysco Corp	566,257
135,000		Walgreens Boots Alliance, Inc	10,762,200
172,424		Wal-Mart Stores, Inc	11,442,057
50,000		Whole Foods Market, Inc	1,465,500
		TOTAL FOOD & STAPLES RETAILING	31,930,559

FOOD, BEVERAGE & TOBACCO - 3.3%
92,500		Altria Group, Inc	5,652,675
87,224		Archer Daniels Midland Co	3,083,369
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

34,500		Constellation Brands, Inc (Class A)	$5,260,560
13,900		Hormel Foods Corp	1,117,699
30,000		Ingredion, Inc	3,021,600
21,474		Molson Coors Brewing Co (Class B)	1,942,968
339,900		Mondelez International, Inc	14,649,690
18,389	*	Monster Beverage Corp	2,483,067
104,224		Philip Morris International, Inc	9,381,202
50,000	e	Pilgrim’s Pride Corp	1,109,000
22,424		Pinnacle Foods, Inc	961,765
71,300		Reynolds American, Inc	3,561,435
118,390		Tyson Foods, Inc (Class A)	6,317,290
		TOTAL FOOD, BEVERAGE & TOBACCO	58,542,320

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
339,999		Abbott Laboratories	12,868,962
17,724		Aetna Inc	1,805,012
39,000		Anthem, Inc	5,089,110
375,400	*	Boston Scientific Corp	6,580,762
37,500		Cardinal Health, Inc	3,051,375
19,000		Cigna Corp	2,538,400
20,000	*	Express Scripts Holding Co	1,437,400
91,000	*	HCA Holdings, Inc	6,331,780
76,800	*	Health Net, Inc	5,085,696
23,163		Humana, Inc	3,770,705
16,000	*	LifePoint Hospitals, Inc	1,116,640
280,000		Medtronic plc	21,257,600
6,800	*	Sirona Dental Systems, Inc	722,772
7,224		St. Jude Medical, Inc	381,861
16,424		Stryker Corp	1,628,440
36,800		Universal Health Services, Inc (Class B)	4,145,152
4,424		Zimmer Holdings, Inc	439,126
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	78,250,793

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
33,000		Clorox Co	4,258,650
5,000		Edgewell Personal Care Co	370,050
2,000	*,e	Herbalife Ltd	92,420
21,424		Kimberly-Clark Corp	2,751,270
8,880	e	Nu Skin Enterprises, Inc (Class A)	281,052
352,424		Procter & Gamble Co	28,789,517
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	36,542,959

INSURANCE - 5.5%
27,724		ACE Ltd	3,134,753
53,224		Allstate Corp	3,225,374
38,800		American Financial Group, Inc	2,754,024
185,724		American International Group, Inc	10,489,692
38,000		Amtrust Financial Services, Inc	2,173,220
12,500		Assurant, Inc	1,016,375
17,500		Axis Capital Holdings Ltd	943,425
204,224	*	Berkshire Hathaway, Inc (Class B)	26,502,148
31,224		Cincinnati Financial Corp	1,799,439
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,300		Everest Re Group Ltd	$5,064,002
7,224		FNF Group	233,913
18,000		Hanover Insurance Group, Inc	1,466,820
119,300		Hartford Financial Services Group, Inc	4,793,474
136,000		Lincoln National Corp	5,366,560
3,073	*	Markel Corp	2,582,734
77,724		Metlife, Inc	3,470,377
133,000		Old Republic International Corp	2,404,640
7,224		Principal Financial Group	274,512
57,724		Progressive Corp	1,803,875
83,000		Prudential Financial, Inc	5,816,640
33,800		Reinsurance Group of America, Inc (Class A)	2,846,974
15,000		RenaissanceRe Holdings Ltd	1,689,750
7,224		Torchmark Corp	392,552
10,724		Travelers Cos, Inc	1,147,897
54,000		Validus Holdings Ltd	2,388,960
17,974		W.R. Berkley Corp	901,396
3,900		Willis Towers Watson plc	446,433
128,900		XL Capital Ltd	4,673,914
		TOTAL INSURANCE	99,803,873

MATERIALS - 2.6%
2,000		Air Products & Chemicals, Inc	253,420
21,224		Albemarle Corp	1,117,231
97,224	e	Alcoa, Inc	708,763
9,000		Avery Dennison Corp	548,010
38,000		Bemis Co, Inc	1,819,060
28,000		Cabot Corp	1,129,520
68,000		Celanese Corp (Series A)	4,329,560
113,000		CF Industries Holdings, Inc	3,390,000
225,400	*,e	Cliffs Natural Resources, Inc	362,894
45,000	*	Crown Holdings, Inc	2,064,600
49,463		Domtar Corp	1,595,182
260,300		Dow Chemical Co	10,932,600
21,424		Eastman Chemical Co	1,311,363
55,000	p	LyondellBasell Industries AF S.C.A	4,288,350
8,800		Martin Marietta Materials, Inc	1,105,104
100,000		Newmont Mining Corp	1,996,000
58,724		Nucor Corp	2,294,347
23,000		Scotts Miracle-Gro Co (Class A)	1,579,640
14,500	e	Southern Copper Corp (NY)	375,840
136,000		Steel Dynamics, Inc	2,495,600
50,000		Tahoe Resources, Inc	387,500
21,300		Vulcan Materials Co	1,878,660
5,000		Westlake Chemical Corp	227,400
33,000		WestRock Co	1,164,240
		TOTAL MATERIALS	47,354,884

MEDIA - 1.5%
120,700		Comcast Corp (Class A)	6,724,197
43,300	*	DISH Network Corp (Class A)	2,090,091
199,000		Gannett Co, Inc	2,953,160
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

109,000		Interpublic Group of Cos, Inc	$2,445,960
450,000	*	Sirius XM Holdings, Inc	1,665,000
30,000	*	Starz-Liberty Capital	852,900
151,000		TEGNA, Inc	3,625,510
25,724		Time Warner, Inc	1,811,999
45,000		Walt Disney Co	4,311,900
		TOTAL MEDIA	26,480,717

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
4,724	*	Alkermes plc	151,215
54,000	*	Allergan plc	15,359,220
21,800		Amgen, Inc	3,329,514
68,000		Baxalta, Inc	2,720,680
61,000	*	Celgene Corp	6,119,520
21,000		Eli Lilly & Co	1,661,100
12,424	*	Endo International plc	689,159
50,000	p	Gilead Sciences, Inc	4,150,000
357,224		Johnson & Johnson	37,308,475
395,724		Merck & Co, Inc	20,051,335
54,000		PerkinElmer, Inc	2,609,280
45,500		Perrigo Co plc	6,578,390
1,188,000		Pfizer, Inc	36,222,120
61,800		Thermo Electron Corp	8,161,308
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	145,111,316

REAL ESTATE - 4.2%
13,890		Alexandria Real Estate Equities, Inc	1,099,810
22,424		American Campus Communities, Inc	946,293
14,224		Apartment Investment & Management Co (Class A)	556,870
69,000		Apple Hospitality REIT, Inc	1,262,010
9,724		AvalonBay Communities, Inc	1,667,569
32,124		Brixmor Property Group, Inc	855,141
16,380		Camden Property Trust	1,249,794
16,800		Care Capital Properties, Inc	502,992
57,000		DDR Corp	975,270
28,000		Digital Realty Trust, Inc	2,242,240
131,000		Duke Realty Corp	2,637,030
39,900		Equity Lifestyle Properties, Inc	2,630,208
21,000		Equity One, Inc	582,120
89,000		Equity Residential	6,861,010
20,130		Essex Property Trust, Inc	4,289,904
55,555		Extra Space Storage, Inc	5,038,283
16,800		Federal Realty Investment Trust	2,533,944
9,000		Four Corners Property Trust, Inc	152,100
42,424		General Growth Properties, Inc	1,189,569
22,800		Healthcare Trust of America, Inc	639,312
20,800		Jones Lang LaSalle, Inc	2,926,976
13,300		Kilroy Realty Corp	743,071
139,000		Kimco Realty Corp	3,779,410
30,000		Macerich Co	2,339,100
9,000		Mack-Cali Realty Corp	187,110
16,800		Mid-America Apartment Communities, Inc	1,576,176
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

30,000		National Retail Properties, Inc	$1,288,200
42,424		Plum Creek Timber Co, Inc	1,718,596
74,224		Prologis, Inc	2,929,621
26,800		Public Storage, Inc	6,795,408
18,000		Realty Income Corp	1,004,220
41,300		Regency Centers Corp	2,989,707
44,224		Retail Properties of America, Inc	685,914
10,000		SL Green Realty Corp	966,100
68,000		UDR, Inc	2,420,120
14,224		Ventas, Inc	786,872
25,324		Vornado Realty Trust	2,240,161
44,224		Weyerhaeuser Co	1,132,577
12,424		WP Carey, Inc	723,698
		TOTAL REAL ESTATE	75,144,506

RETAILING - 2.3%
27,641	e	Abercrombie & Fitch Co (Class A)	725,300
80,000	e	American Eagle Outfitters, Inc	1,171,200
180,000		Best Buy Co, Inc	5,027,400
51,000	*,e	Cabela’s, Inc	2,145,570
11,145		Children’s Place Retail Stores, Inc	725,539
28,000		CST Brands, Inc	1,084,720
23,800	e	Dillard’s, Inc (Class A)	1,675,758
40,800		Expedia, Inc	4,122,432
183,900	e	GameStop Corp (Class A)	4,820,019
76,300		Kohl’s Corp	3,795,925
47,500		Macy’s, Inc	1,919,475
23,800	*	Murphy USA, Inc	1,376,830
118,800		Staples, Inc	1,059,696
155,750		Target Corp	11,279,415
		TOTAL RETAILING	40,929,279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
86,800		Applied Materials, Inc	1,532,020
46,800	p	Avago Technologies Ltd	6,257,628
93,900		Broadcom Corp (Class A)	5,133,513
68,000		Cypress Semiconductor Corp	534,480
31,085	*	First Solar, Inc	2,134,296
647,224		Intel Corp	20,076,889
57,678	*,e	JinkoSolar Holding Co Ltd (ADR)	1,187,013
33,000		Lam Research Corp	2,369,070
36,800		Maxim Integrated Products, Inc	1,229,120
524,000	*,p	Micron Technology, Inc	5,779,720
191,000		Nvidia Corp	5,594,390
218,900	*	ON Semiconductor Corp	1,873,784
81,000	*,e	SunPower Corp	2,060,640
133,800		Teradyne, Inc	2,599,734
60,000		Xilinx, Inc	3,016,200
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	61,378,497

SOFTWARE & SERVICES - 4.7%
93,900		Activision Blizzard, Inc	3,269,598
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

91,800	*	Akamai Technologies, Inc	$4,187,916
30,000		Amdocs Ltd	1,642,200
10,900	*	Autodesk, Inc	510,338
55,000	*,e	Black Knight Financial Services, Inc	1,659,350
55,750		Booz Allen Hamilton Holding Co	1,577,167
22,424		CA, Inc	644,242
83,800		Computer Sciences Corp	2,687,466
26,800		CSRA, Inc	717,704
22,424		Fidelity National Information Services, Inc	1,339,386
44,224		International Business Machines Corp	5,518,713
48,000		Leidos Holdings, Inc	2,213,760
597,224		Microsoft Corp	32,901,070
93,000	*,e	Mobileye NV	2,523,090
108,000	*	Nuance Communications, Inc	1,904,040
135,724		Oracle Corp	4,928,138
8,000		Paychex, Inc	382,880
42,224		Symantec Corp	837,724
16,800	*	Synopsys, Inc	720,720
96,000	*,e	VMware, Inc (Class A)	4,392,000
66,300	*	Workday, Inc	4,177,563
172,424	*	Yahoo!, Inc	5,088,232
		TOTAL SOFTWARE & SERVICES	83,823,297

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
21,000	*	ARRIS International plc	534,870
51,000	*	Arrow Electronics, Inc	2,631,600
66,800		Avnet, Inc	2,666,656
24,000		Brocade Communications Systems, Inc	191,520
727,724		Cisco Systems, Inc	17,312,554
7,500	*	CommScope Holding Co, Inc	168,150
313,800		Corning, Inc	5,839,818
9,724		Dolby Laboratories, Inc (Class A)	350,161
257,224		EMC Corp	6,371,439
5,000	*,e	Fitbit, Inc	83,000
23,000		Flir Systems, Inc	672,520
14,224		Harris Corp	1,237,061
468,000		Hewlett Packard Enterprise Co	6,439,680
514,000		HP, Inc	4,990,940
118,000		Ingram Micro, Inc (Class A)	3,327,600
161,000		Jabil Circuit, Inc	3,205,510
91,500		Juniper Networks, Inc	2,159,400
13,000		Lexmark International, Inc (Class A)	366,730
38,000	*	Lumentum Holdings, Inc	749,740
33,800	*	NCR Corp	721,292
12,224		NetApp, Inc	268,072
185,724		Qualcomm, Inc	8,420,726
27,500		SanDisk Corp	1,944,250
47,224	*	Trimble Navigation Ltd	910,951
113,800		Vishay Intertechnology, Inc	1,304,148
99,800		Western Digital Corp	4,788,404
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	77,656,792
17

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.2%
653,224		AT&T, Inc	$23,555,257
83,900	*	Level 3 Communications, Inc	4,095,159
2,400	*	SBA Communications Corp (Class A)	238,272
50,000		Telephone & Data Systems, Inc	1,159,500
113,800	*	T-Mobile US, Inc	4,569,070
3,000	*	US Cellular Corp	112,920
126,800		Verizon Communications, Inc	6,336,196
		TOTAL TELECOMMUNICATION SERVICES	40,066,374

TRANSPORTATION - 1.3%
36,000		Alaska Air Group, Inc	2,534,400
213,000		CSX Corp	4,903,260
57,500		Delta Air Lines, Inc	2,546,675
26,750		FedEx Corp	3,554,540
23,000	*	Hawaiian Holdings, Inc	809,830
119,800	*	JetBlue Airways Corp	2,552,938
4,000		Macquarie Infrastructure Co LLC	268,240
35,724		Norfolk Southern Corp	2,518,542
50,000		Union Pacific Corp	3,600,000
		TOTAL TRANSPORTATION	23,288,425

UTILITIES - 6.4%
24,224		Alliant Energy Corp	1,582,796
83,800		Ameren Corp	3,764,296
119,890		American Electric Power Co, Inc	7,309,693
73,800		American Water Works Co, Inc	4,790,358
45,000		Aqua America, Inc	1,418,850
57,000		Atmos Energy Corp	3,945,540
18,000	*	Avangrid, Inc	692,100
100,000		CMS Energy Corp	3,888,000
29,724		Consolidated Edison, Inc	2,062,549
16,424		Dominion Resources, Inc	1,185,320
33,000		DTE Energy Co	2,805,330
24,224		Duke Energy Corp	1,824,067
53,000		Edison International	3,275,400
91,800		Eversource Energy	4,938,840
154,000		FirstEnergy Corp	5,091,240
45,724		Great Plains Energy, Inc	1,274,785
68,000	e	Health Care Select Sector SPDR Fund	4,519,960
24,224		ITC Holdings Corp	966,538
88,800		NextEra Energy, Inc	9,919,848
62,300		NiSource, Inc	1,308,923
119,890		PG&E Corp	6,583,160
60,000		Pinnacle West Capital Corp	3,978,600
173,100		PPL Corp	6,068,886
154,000		Public Service Enterprise Group, Inc	6,360,200
63,000		SCANA Corp	3,965,850
27,724		Sempra Energy	2,626,849
27,224		Southern Co	1,331,798
50,000	e	Technology Select Sector SPDR Fund	2,062,000
50,000		UGI Corp	1,700,000
18

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

80,000		WEC Energy Group, Inc			$4,418,400
88,000		Westar Energy, Inc			3,833,280
163,900		Xcel Energy, Inc			6,264,258
		TOTAL UTILITIES			115,757,714

		TOTAL COMMON STOCKS			1,785,545,551
		(Cost $1,640,470,862)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.5%
GOVERNMENT AGENCY DEBT - 0.4%
$7,500,000		Federal Home Loan Bank (FHLB)	0.180%	02/01/16	7,500,000
		TOTAL GOVERNMENT AGENCY DEBT			7,500,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
56,167,629	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			56,167,629
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			56,167,629

		TOTAL SHORT-TERM INVESTMENTS			63,667,629
		(Cost $63,667,629)
		TOTAL INVESTMENTS - 102.9%			1,849,213,180
		(Cost $1,704,138,491)
		OTHER ASSETS & LIABILITIES, NET - (2.9)%			(51,328,385)
		NET ASSETS - 100.0%			$1,797,884,795

Abbreviation(s):
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $56,681,946.
p	All or a portion of these securities have been segregated by the custodian to cover requirements of open written options contracts.
19

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.3%
222,585		Delphi Automotive plc	$14,454,670
		TOTAL AUTOMOBILES & COMPONENTS	14,454,670

BANKS - 4.7%
3,397,175		Bank of America Corp	48,036,055
1,060,764		Citigroup, Inc	45,167,331
969,770		JPMorgan Chase & Co	57,701,315
1,209,502		Wells Fargo & Co	60,753,285
		TOTAL BANKS	211,657,986

CAPITAL GOODS - 7.5%
60,478	p	Acuity Brands, Inc	12,242,562
421,755	p	Caesarstone Sdot-Yam Ltd	15,853,770
338,710	e,p	Fastenal Co	13,738,078
3,199,103	p	General Electric Co	93,093,897
528,805		Honeywell International, Inc	54,572,676
333,554		Illinois Tool Works, Inc	30,043,209
154,855		L-3 Communications Holdings, Inc	18,093,258
159,834	p	Northrop Grumman Corp	29,578,880
291,834	p	Raytheon Co	37,424,792
90,667		Snap-On, Inc	14,648,161
484,032	*,p	USG Corp	8,659,332
109,061	*	WABCO Holdings, Inc	9,777,319
		TOTAL CAPITAL GOODS	337,725,934

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
222,686		Equifax, Inc	23,560,179
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,560,179

CONSUMER DURABLES & APPAREL - 3.8%
183,027		Coach, Inc	6,781,150
295,860	*	GoPro, Inc	3,387,597
1,045,618	*	Kate Spade & Co	18,622,457
205,881	*,e	Lululemon Athletica, Inc	12,779,034
777,208	e	Mattel, Inc	21,443,169
96,413	*,p	Mohawk Industries, Inc	16,044,087
878,465	p	Newell Rubbermaid, Inc	34,066,873
585,336		Nike, Inc (Class B)	36,296,685
304,996	*,g	Spin Master Corp	4,352,109
267,275		VF Corp	16,731,415
		TOTAL CONSUMER DURABLES & APPAREL	170,504,576
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.6%
277,211		McDonald’s Corp	$34,313,178
874,486	*	MGM Resorts International	17,559,679
396,000	*,p	Norwegian Cruise Line Holdings Ltd	17,966,520
447,794		Sonic Corp	13,156,188
557,902		Starbucks Corp	33,903,704
		TOTAL CONSUMER SERVICES	116,899,269

DIVERSIFIED FINANCIALS - 2.4%
1,263,408		ING Groep NV	14,393,109
132,038		IntercontinentalExchange Group, Inc	34,831,624
395,344		Lazard Ltd (Class A)	14,228,431
1,189,410		Morgan Stanley	30,781,931
423,785		Voya Financial, Inc	12,959,345
		TOTAL DIVERSIFIED FINANCIALS	107,194,440

ENERGY - 5.1%
322,714	p	Anadarko Petroleum Corp	12,614,890
214,182		Chevron Corp	18,520,318
294,948	*	Concho Resources, Inc	28,058,403
631,894	*,e	Continental Resources, Inc	13,339,282
270,789	*	Diamondback Energy, Inc	20,458,109
267,364		Energen Corp	9,429,928
410,267		EOG Resources, Inc	29,137,163
317,905		Exxon Mobil Corp	24,748,904
451,196		Occidental Petroleum Corp	31,055,821
193,823		Pioneer Natural Resources Co	24,024,361
377,650	e	Range Resources Corp	11,163,334
259,587	*	RSP Permian, Inc	6,113,274
		TOTAL ENERGY	228,663,787

FOOD & STAPLES RETAILING - 2.1%
178,228		Costco Wholesale Corp	26,933,815
1,127,816		Kroger Co	43,770,539
350,828		Wal-Mart Stores, Inc	23,280,946
		TOTAL FOOD & STAPLES RETAILING	93,985,300

FOOD, BEVERAGE & TOBACCO - 8.5%
1,822,826		Britvic plc	18,818,958
1,708,752		Coca-Cola Co	73,339,636
452,253		ConAgra Foods, Inc	18,831,815
164,315		Constellation Brands, Inc (Class A)	25,054,751
266,755	p	Molson Coors Brewing Co (Class B)	24,135,992
934,143		Mondelez International, Inc	40,261,563
198,995	*,p	Monster Beverage Corp	26,870,295
756,668		PepsiCo, Inc	75,137,133
666,471		Philip Morris International, Inc	59,989,055
243,103		Pinnacle Foods, Inc	10,426,688
227,079		Reynolds American, Inc	11,342,596
		TOTAL FOOD, BEVERAGE & TOBACCO	384,208,482
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
178,637		Baxter International, Inc	$6,538,114
1,259,915	*	Boston Scientific Corp	22,086,310
316,648	*,p	Edwards Lifesciences Corp	24,765,040
325,329	*	Express Scripts Holding Co	23,381,395
372,225		Getinge AB (B Shares)	8,198,756
497,536	*,p	Hologic, Inc	16,886,372
596,933		Medtronic plc	45,319,153
180,599	*	Olympus Corp	7,042,252
178,137		STERIS plc	12,334,206
251,701	p	Stryker Corp	24,956,154
241,113		Universal Health Services, Inc (Class B)	27,158,969
177,671	*,p	VCA Antech, Inc	9,109,192
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	227,775,913

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
154,374		Beiersdorf AG.	14,247,783
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,247,783

INSURANCE - 2.6%
404,680		ACE Ltd	45,757,168
499,915		American International Group, Inc	28,235,199
352,978		Metlife, Inc	15,760,467
716,322		XL Capital Ltd	25,973,836
		TOTAL INSURANCE	115,726,670

MATERIALS - 2.5%
256,770		Akzo Nobel NV	16,471,011
703,000		Barrick Gold Corp	6,966,730
934,879		Dow Chemical Co	39,264,918
515,434		Olin Corp	8,731,452
291,339	p	PPG Industries, Inc	27,712,166
139,673		Scotts Miracle-Gro Co (Class A)	9,592,742
85,816		Syngenta AG. (ADR)	6,340,086
		TOTAL MATERIALS	115,079,105

MEDIA - 3.2%
229,620	*	AMC Networks, Inc	16,714,040
485,152		Comcast Corp (Class A)	27,027,818
363,715	*,e,p	DreamWorks Animation SKG, Inc (Class A)	9,325,653
430,276	e	Lions Gate Entertainment Corp	11,251,717
716,807		Sky plc	11,090,882
221,666		Time Warner, Inc	15,614,153
313,283		Viacom, Inc (Class B)	14,298,236
432,583		Walt Disney Co	41,450,103
		TOTAL MEDIA	146,772,602

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
835,201	p	AbbVie, Inc	45,852,535
156,159	*	Allergan plc	44,416,304
302,335		Amgen, Inc	46,175,625
217,093		AstraZeneca plc	13,978,732
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

151,395	*	BioMarin Pharmaceutical, Inc	$11,206,258
734,412		Bristol-Myers Squibb Co	45,651,050
168,725	*	Celgene Corp	16,926,492
627,797		Eli Lilly & Co	49,658,743
285,845	p	Gilead Sciences, Inc	23,725,135
625,061	*,e	H Lundbeck AS	20,302,358
100,137	*	Illumina, Inc	15,816,639
277,223		Ipsen	15,979,022
132,102	*	Jazz Pharmaceuticals plc	17,006,811
328,204	*,p	Mylan NV	17,293,069
2,559,815		Pfizer, Inc	78,048,759
104,670		UCB S.A.	8,949,379
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	470,986,911

REAL ESTATE - 0.7%
369,624		Brixmor Property Group, Inc	9,839,391
261,148		Crown Castle International Corp	22,510,957
		TOTAL REAL ESTATE	32,350,348

RETAILING - 7.3%
142,697	*	Amazon.com, Inc	83,763,139
34,224	*	AutoZone, Inc	26,263,156
261,201	*	Dollar Tree, Inc	21,240,865
152,928		Expedia, Inc	15,451,845
683,431		Home Depot, Inc	85,948,282
347,655		Inditex S.A.	11,441,055
2,365,959	*	JC Penney Co, Inc	17,176,862
145,354	*	NetFlix, Inc	13,349,312
90,910	*,p	O’Reilly Automotive, Inc	23,718,419
221,069		Target Corp	16,009,817
76,055	*,p	Ulta Salon Cosmetics & Fragrance, Inc	13,778,884
		TOTAL RETAILING	328,141,636

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
184,705	*,e,p	Ambarella, Inc	7,329,094
209,455		Avago Technologies Ltd	28,006,228
1,839,357		Intel Corp	57,056,854
217,164	*	Microsemi Corp	6,884,099
359,130		Nvidia Corp	10,518,918
257,875	*	NXP Semiconductors NV	19,283,893
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	129,079,086

SOFTWARE & SERVICES - 14.7%
145,380	*	Adobe Systems, Inc	12,957,719
201,873	*	Alphabet, Inc (Class C)	149,981,545
214,374	*,e,p	CyberArk Software Ltd	9,342,419
154,109		Dassault Systemes S.A.	11,911,627
400,125	*	Electronic Arts, Inc	25,826,068
835,632	*	Facebook, Inc	93,766,267
191,948	*	Manhattan Associates, Inc	11,065,802
2,349,613		Microsoft Corp	129,440,180
83,901	*,p	MicroStrategy, Inc (Class A)	14,473,762
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

205,063	*,e	Mobileye NV	$5,563,359
613,217		Oracle Corp	22,265,909
154,270	*,p	Proofpoint, Inc	7,769,037
611,105	*,p	Salesforce.com, Inc	41,591,806
828,602		Symantec Corp	16,439,464
557,546	*,p	Take-Two Interactive Software, Inc	19,346,846
709,301		Tencent Holdings Ltd	13,325,419
81,365	*,e	VeriSign, Inc	6,151,194
745,609		Visa, Inc (Class A)	55,540,415
2,373,678	*,g	Worldpay Group plc	10,586,449
233,364	*	Yahoo!, Inc	6,886,572
		TOTAL SOFTWARE & SERVICES	664,231,859

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
1,486,147		Apple, Inc	144,661,549
863,777	*	Ciena Corp	15,349,317
1,391,428		Cisco Systems, Inc	33,102,072
282,311	*,e,p	Fitbit, Inc	4,686,362
1,007,552	*	Flextronics International Ltd	10,559,145
900,811		Juniper Networks, Inc	21,259,140
1,967,266		Nokia Corp	14,164,315
581,576		Qualcomm, Inc	26,368,656
138,606	*	Universal Display Corp	6,805,555
157,509	*,p	Zebra Technologies Corp (Class A)	9,513,544
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	286,469,655

TELECOMMUNICATION SERVICES - 2.2%
1,418,062		AT&T, Inc	51,135,316
494,782	*	Level 3 Communications, Inc	24,150,309
645,732	*	T-Mobile US, Inc	25,926,140
		TOTAL TELECOMMUNICATION SERVICES	101,211,765

TRANSPORTATION - 1.5%
777,615		Delta Air Lines, Inc	34,440,568
233,620	p	Kansas City Southern Industries, Inc	16,558,986
205,056		United Parcel Service, Inc (Class B)	19,111,219
		TOTAL TRANSPORTATION	70,110,773

UTILITIES - 2.2%
122,707		American Electric Power Co, Inc	7,481,446
297,999		American Water Works Co, Inc	19,343,115
356,884		NextEra Energy, Inc	39,867,511
590,649		NiSource, Inc	12,409,535
195,950		Sempra Energy	18,566,263
		TOTAL UTILITIES	97,667,870

		TOTAL COMMON STOCKS	4,488,706,599
		(Cost $3,832,621,523)
24

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PURCHASED OPTIONS - 0.0%

MATERIALS - 0.0%
13,000		Syngenta AG.			$18,850
		TOTAL MATERIALS			18,850

MEDIA - 0.0%
20,000		CBS Corp			24,600
		TOTAL MEDIA			24,600

SOFTWARE & SERVICES - 0.0%
20,000		TWITTER,Inc			3,800
		TOTAL SOFTWARE & SERVICES			3,800

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
20,000		Ciena Corp			21,400
20,000		Cisco Systems, Inc			10,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			31,400

		TOTAL PURCHASED OPTIONS			78,650
		(Cost $116,763)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.4%
$5,700,000		Federal Home Loan Bank (FHLB)	0.180%	02/01/16	5,700,000
10,000,000		FHLB	0.197%	02/02/16	9,999,929
		TOTAL GOVERNMENT AGENCY DEBT			15,699,929

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
86,765,987	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			86,765,987
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			86,765,987
		TOTAL SHORT-TERM INVESTMENTS			102,465,916
		(Cost $102,465,932)

		TOTAL INVESTMENTS - 101.5%			4,591,251,165
		(Cost $3,935,204,218)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(67,108,500)
		NET ASSETS - 100.0%			$4,524,142,665
25

TIAA-CREF FUNDS - Growth & Income Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,816,762.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2016, the aggregate value of these securities amounted to $14,938,558 or 0.3% of net assets.
p	All or a portion of these securities have been segregated by the custodian to cover requirements of open written options contracts.
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.5%

AUTOMOBILES & COMPONENTS - 1.3%
533,940		Delphi Automotive plc	$34,674,064
45,835	*,e	Tesla Motors, Inc	8,763,652
		TOTAL AUTOMOBILES & COMPONENTS	43,437,716

CAPITAL GOODS - 3.4%
122,249	*	Middleby Corp	11,046,420
277,678		Northrop Grumman Corp	51,387,091
130,955		Raytheon Co	16,793,669
178,839		Roper Industries, Inc	31,416,647
160,626	*	Univar, Inc	2,041,556
		TOTAL CAPITAL GOODS	112,685,383

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
1,257,418		Nielsen NV	60,557,251
556,318	*	Verisk Analytics, Inc	40,611,214
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	101,168,465

CONSUMER DURABLES & APPAREL - 3.5%
311,045		Coach, Inc	11,524,217
1,128,932		Nike, Inc (Class B)	70,005,074
570,847		VF Corp	35,735,022
		TOTAL CONSUMER DURABLES & APPAREL	117,264,313

CONSUMER SERVICES - 5.5%
550,458		ARAMARK Holdings Corp	17,587,133
27,945	*	Chipotle Mexican Grill, Inc (Class A)	12,658,247
1,239,368	*	Norwegian Cruise Line Holdings Ltd	56,230,126
1,602,453		Starbucks Corp	97,381,069
		TOTAL CONSUMER SERVICES	183,856,575

DIVERSIFIED FINANCIALS - 2.7%
707,913		Charles Schwab Corp	18,073,019
141,008		IntercontinentalExchange Group, Inc	37,197,911
175,855		McGraw-Hill Financial, Inc	14,951,192
374,469		Morgan Stanley	9,691,258
333,156	*	Synchrony Financial	9,468,293
		TOTAL DIVERSIFIED FINANCIALS	89,381,673

ENERGY - 0.6%
40,230	*	Concho Resources, Inc	3,827,080
255,459		EOG Resources, Inc	18,142,698
		TOTAL ENERGY	21,969,778
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.0%
358,692		Molson Coors Brewing Co (Class B)	$32,454,452
375,240	*	Monster Beverage Corp	50,668,657
379,748		Pinnacle Foods, Inc	16,287,392
		TOTAL FOOD, BEVERAGE & TOBACCO	99,410,501

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
605,829	*	Cerner Corp	35,144,140
89,472	*	Intuitive Surgical, Inc	48,390,931
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	83,535,071

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
761,106		Estee Lauder Cos (Class A)	64,884,286
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	64,884,286

MATERIALS - 3.5%
574,135		Monsanto Co	52,016,631
349,285		PPG Industries, Inc	33,223,989
121,470		Sherwin-Williams Co	31,056,235
		TOTAL MATERIALS	116,296,855

MEDIA - 4.3%
577,820		CBS Corp (Class B)	27,446,450
1,102,340		Comcast Corp (Class A)	61,411,362
450,496		Time Warner, Inc	31,732,938
240,604		Walt Disney Co	23,054,675
		TOTAL MEDIA	143,645,425

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 14.5%
164,809	*	Alexion Pharmaceuticals, Inc	24,050,577
235,642	*	Allergan plc	67,023,654
96,468	*	BioMarin Pharmaceutical, Inc	7,140,562
742,239		Bristol-Myers Squibb Co	46,137,576
827,822	*	Celgene Corp	83,047,103
774,749		Eli Lilly & Co	61,282,646
481,084		Gilead Sciences, Inc	39,929,972
221,332	*	Illumina, Inc	34,959,390
239,353		Johnson & Johnson	24,998,027
23,924	*	Regeneron Pharmaceuticals, Inc	10,050,233
88,034		Shire plc (ADR)	14,816,122
498,527		Teva Pharmaceutical Industries Ltd (ADR)	30,649,440
317,567		Thermo Electron Corp	41,937,898
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	486,023,200

REAL ESTATE - 0.4%
481,471	*	CBRE Group, Inc	13,466,744
		TOTAL REAL ESTATE	13,466,744

RETAILING - 7.9%
274,708	*	Amazon.com, Inc	161,253,596
181,185		Expedia, Inc	18,306,932
28

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

612,259		Home Depot, Inc	$76,997,692
86,428	*	NetFlix, Inc	7,937,548
		TOTAL RETAILING	264,495,768

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
759,017	e	ARM Holdings plc (ADR)	32,698,452
256,695	*	NXP Semiconductors NV	19,195,652
249,346		Xilinx, Inc	12,534,624
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	64,428,728

SOFTWARE & SERVICES - 30.7%
895,626		Activision Blizzard, Inc	31,185,697
1,202,966	*	Adobe Systems, Inc	107,220,360
201,884	*	Akamai Technologies, Inc	9,209,948
230,871	*	Alibaba Group Holding Ltd (ADR)	15,475,283
106,636	*	Alphabet, Inc (Class A)	81,187,319
165,107	*	Alphabet, Inc (Class C)	122,666,246
84,110	*,e	Check Point Software Technologies	6,628,709
630,398	*	eBay, Inc	14,789,137
1,169,247	*	Facebook, Inc	131,201,206
1,252,096		Intuit, Inc	119,587,689
1,067,766		Mastercard, Inc (Class A)	95,063,207
1,466,687		Microsoft Corp	80,799,787
509,050	*	PayPal Holdings, Inc	18,397,067
599,485	*	Red Hat, Inc	41,993,924
184,080		Sabre Corp	4,714,289
929,722	*	Salesforce.com, Inc	63,276,879
109,087	*	ServiceNow, Inc	6,786,302
1,075,792		Visa, Inc (Class A)	80,135,746
		TOTAL SOFTWARE & SERVICES	1,030,318,795

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
1,064,812		Apple, Inc	103,648,800
64,154	*	Palo Alto Networks, Inc	9,590,381
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	113,239,181

TELECOMMUNICATION SERVICES - 1.0%
707,278	*	Level 3 Communications, Inc	34,522,239
		TOTAL TELECOMMUNICATION SERVICES	34,522,239

TRANSPORTATION - 0.5%
367,449		Delta Air Lines, Inc	16,274,316
		TOTAL TRANSPORTATION	16,274,316

		TOTAL COMMON STOCKS	3,200,305,012
		(Cost $2,510,309,280)
29

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.6%
TREASURY DEBT - 2.2%
$50,000,000		United States Treasury Bill	0.255%	02/18/16	$49,994,950
25,000,000		United States Treasury Bill	0.215	02/25/16	24,996,100
		TOTAL TREASURY DEBT			74,991,050

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
13,267,399	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			13,267,399
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			13,267,399
		TOTAL SHORT-TERM INVESTMENTS			88,258,449
		(Cost $88,257,794)

		TOTAL INVESTMENTS - 98.1%			3,288,563,461
		(Cost $2,598,567,074)
		OTHER ASSETS & LIABILITIES, NET - 1.9%			62,269,442
		NET ASSETS - 100.0%			$3,350,832,903

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,233,113.
30

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUTOMOBILES & COMPONENTS - 0.4%
390,201	*	American Axle & Manufacturing Holdings, Inc	$5,002,377
1,426,517		Ford Motor Co	17,032,613
		TOTAL AUTOMOBILES & COMPONENTS	22,034,990

BANKS - 10.7%
8,402,611		Bank of America Corp	118,812,919
400,021		CIT Group, Inc	11,740,616
1,637,060		Citigroup, Inc	69,706,015
682,324	*	Hilltop Holdings, Inc	10,896,714
329,709		Huntington Bancshares, Inc	2,828,903
1,305,719		Investors Bancorp, Inc	15,263,855
1,376,854		JPMorgan Chase & Co	81,922,813
1,012,771		New York Community Bancorp, Inc	15,677,695
3,087,542		Regions Financial Corp	25,070,841
3,849,718		Sberbank of Russian Federation (ADR)	21,314,176
1,169,368		TCF Financial Corp	14,044,110
2,698,081		Wells Fargo & Co	135,524,609
1,180,039		Zions Bancorporation	26,763,285
		TOTAL BANKS	549,566,551

CAPITAL GOODS - 6.0%
390,599	*	AerCap Holdings NV	11,995,295
103,696		General Dynamics Corp	13,871,414
3,133,716		General Electric Co	91,191,136
451,143	e	Joy Global, Inc	4,497,896
305,394		L-3 Communications Holdings, Inc	35,682,235
639,901		Masco Corp	16,886,987
109,004		Raytheon Co	13,978,673
935,078		SPX Corp	8,696,225
940,488	*	SPX FLOW, Inc	22,421,234
1,622,843		Terex Corp	36,351,683
844,991		Triumph Group, Inc	21,547,271
287,401		United Technologies Corp	25,202,194
209,240	*	Univar, Inc	2,659,440
334,634	*	USG Corp	5,986,602
		TOTAL CAPITAL GOODS	310,968,285

CONSUMER DURABLES & APPAREL - 3.4%
1,031,767		Coach, Inc	38,226,967
1,808,883	e	Mattel, Inc	49,907,082
8,063,400	*,e	Pioneer Corp	18,844,464
2,585,159		Pulte Homes, Inc	43,327,265
331,601	*	Sony Corp	7,696,230
694,684		Sony Corp (ADR)	16,589,054
		TOTAL CONSUMER DURABLES & APPAREL	174,591,062

31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.2%
1,150,832		ARAMARK Holdings Corp	$36,769,082
313,351		Carnival Corp	15,081,584
2,180,190		Extended Stay America, Inc	27,928,234
1,302,352	*	MGM Resorts International	26,151,228
1,050,660		Restaurant Brands International, Inc	35,281,163
6,694,800		Sands China Ltd	23,383,219
		TOTAL CONSUMER SERVICES	164,594,510

DIVERSIFIED FINANCIALS - 6.3%
329,869		American Express Co	17,647,992
380,692		Bank of New York Mellon Corp	13,788,664
126,720		Capital One Financial Corp	8,315,366
225,269		Goldman Sachs Group, Inc	36,394,460
1,721,030		ING Groep NV (ADR)	19,946,738
217,398	e	iShares Dow Jones US Real Estate Index Fund	15,643,960
185,759		Janus Capital Group, Inc	2,338,706
443,161		Legg Mason, Inc	13,569,590
2,256,038		Morgan Stanley	58,386,263
243,551		State Street Corp	13,573,097
4,389,828	*	Synchrony Financial	124,758,912
		TOTAL DIVERSIFIED FINANCIALS	324,363,748

ENERGY - 11.4%
265,864		Anadarko Petroleum Corp	10,392,624
1,300,268		Apache Corp	55,313,401
253,748		Baker Hughes, Inc	11,040,575
1,208,022		Chevron Corp	104,457,662
236,359	*	Concho Resources, Inc	22,484,832
259,229	*	Continental Resources, Inc	5,472,324
450,212	*	Diamondback Energy, Inc	34,013,516
452,257		EOG Resources, Inc	32,119,292
947,229		Exxon Mobil Corp	73,741,778
486,349		Kinder Morgan, Inc	8,000,441
1,272,423	*,e	Matador Resources Co	20,396,941
1,473,531		Nabors Industries Ltd	10,845,188
334,053		Occidental Petroleum Corp	22,992,868
663,034	*	Parsley Energy, Inc	12,770,035
408,323		Pioneer Natural Resources Co	50,611,636
877,253		RPC, Inc	10,939,345
1,318,586	*	RSP Permian, Inc	31,052,700
811,287		Schlumberger Ltd	58,631,711
1,603,186	*	Weatherford International Ltd	10,805,474
		TOTAL ENERGY	586,082,343

FOOD & STAPLES RETAILING - 1.1%
163,413		Walgreens Boots Alliance, Inc	13,027,284
690,252		Wal-Mart Stores, Inc	45,805,123
		TOTAL FOOD & STAPLES RETAILING	58,832,407
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 4.3%
1,116,986		ConAgra Foods, Inc	$46,511,297
248,958		Kraft Heinz Co	19,433,661
70,019		Molson Coors Brewing Co (Class B)	6,335,319
707,852		Mondelez International, Inc	30,508,421
355,457		Philip Morris International, Inc	31,994,685
1,550,308		Pinnacle Foods, Inc	66,492,710
308,375	*	Post Holdings, Inc	18,039,938
		TOTAL FOOD, BEVERAGE & TOBACCO	219,316,031

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
1,060,674		Abbott Laboratories	40,146,511
54,949		Anthem, Inc	7,170,295
107,053		Baxter International, Inc	3,918,140
1,836,158	*	Boston Scientific Corp	32,187,850
334,604	*	Express Scripts Holding Co	24,047,990
302,489		Medtronic plc	22,964,965
89,575		UnitedHealth Group, Inc	10,315,457
323,127	*	WellCare Health Plans, Inc	24,551,189
329,059		Zimmer Holdings, Inc	32,662,396
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	197,964,793

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
1,364,764		Procter & Gamble Co	111,487,571
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	111,487,571

INSURANCE - 7.2%
397,569		ACE Ltd	44,953,127
353,607		Allstate Corp	21,428,584
838,417		American International Group, Inc	47,353,792
420,758	*	Berkshire Hathaway, Inc (Class B)	54,601,766
859,036		Hartford Financial Services Group, Inc	34,516,066
1,045,465		Metlife, Inc	46,680,012
868,334		Principal Financial Group	32,996,692
257,908		Prudential Financial, Inc	18,074,193
214,564		Travelers Cos, Inc	22,966,931
206,573		W.R. Berkley Corp	10,359,636
1,086,200		XL Capital Ltd	39,385,612
		TOTAL INSURANCE	373,316,411

MATERIALS - 3.8%
29,878	e	Acerinox S.A.	269,461
206,507		Albemarle Corp	10,870,529
797,187		Axiall Corp	14,293,563
679,333	*	Constellium NV	4,252,625
394,076		Dow Chemical Co	16,551,192
392,665		Du Pont (E.I.) de Nemours & Co	20,717,005
636,561	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	2,928,181
5,404,264	*	Louisiana-Pacific Corp	84,955,030
1,556,642	*	Multi Packaging Solutions International Ltd	23,069,434
1,004,362		Olin Corp	17,013,892
		TOTAL MATERIALS	194,920,912
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 0.8%
74,874		Naspers Ltd (N Shares)	$9,462,053
154,214		Time Warner, Inc	10,862,834
282,868		Tribune Co	9,320,501
230,186		Viacom, Inc (Class B)	10,505,689
		TOTAL MEDIA	40,151,077

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
1,103,301		Agilent Technologies, Inc	41,539,283
126,976	*	Allergan plc	36,115,784
107,053		Baxalta, Inc	4,283,191
621,602	*	Endo International plc	34,480,263
605,589	*	H Lundbeck AS	19,669,895
736,936		Johnson & Johnson	76,965,596
148,621	*	Mallinckrodt plc	8,633,394
1,117,726		Merck & Co, Inc	56,635,176
4,275,078		Pfizer, Inc	130,347,128
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	408,669,710

REAL ESTATE - 1.6%
56,599		AvalonBay Communities, Inc	9,706,162
428,943		Brixmor Property Group, Inc	11,418,463
62,900	*	Lifestyle Properties Development Ltd	12,126
380,562		Post Properties, Inc	21,802,397
1,423,140		Starwood Property Trust, Inc	27,096,585
1,181,358		WP GLIMCHER, Inc	10,726,731
		TOTAL REAL ESTATE	80,762,464

RETAILING - 1.3%
44,120		Expedia, Inc	4,457,885
3,524,962	*,e	Groupon, Inc	9,587,897
11,457,948	e	Hengdeli Holdings Ltd	1,229,330
13,561,820	*	Intime Retail Group Co Ltd	10,340,598
5,890,967	*	JC Penney Co, Inc	42,768,420
		TOTAL RETAILING	68,384,130

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
2,899,432		Advanced Semiconductor Engineering, Inc (ADR)	15,511,961
3,634,100	e	Cypress Semiconductor Corp	28,564,026
2,322,048		Intel Corp	72,029,929
2,632,136		Marvell Technology Group Ltd	23,294,403
612,240	*	Mellanox Technologies Ltd	27,826,308
2,250,707	*	ON Semiconductor Corp	19,266,052
202,629		Xilinx, Inc	10,186,160
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	196,678,839

SOFTWARE & SERVICES - 4.5%
132,894	*,e	Cimpress NV	10,434,837
187,048	*	Citrix Systems, Inc	13,179,402
34

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

415,174	*	eBay, Inc	$9,739,982
228,386	*	Fortinet, Inc	6,426,782
304,589		Mentor Graphics Corp	5,293,757
1,341,307		Microsoft Corp	73,892,603
84,889	*	MicroStrategy, Inc (Class A)	14,644,201
959,679		Oracle Corp	34,845,945
327,218	*	Rackspace Hosting, Inc	6,613,076
381,076		Sabre Corp	9,759,356
1,514,155	*	Yahoo!, Inc	44,682,714
		TOTAL SOFTWARE & SERVICES	229,512,655

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
351,412	*	Ciena Corp	6,244,591
2,252,967		Cisco Systems, Inc	53,598,085
415,151		Corning, Inc	7,725,960
273,441		EMC Corp	6,773,134
1,809,587		Hewlett Packard Enterprise Co	24,899,917
339,001		Hitachi High-Technologies Corp	9,619,515
1,283,088		HP, Inc	12,458,784
1,176,598		Juniper Networks, Inc	27,767,713
778,100	*	Lumentum Holdings, Inc	15,351,913
3,865,814		Nokia Corp	27,833,861
1,149,739		Qualcomm, Inc	52,129,166
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	244,402,639

TELECOMMUNICATION SERVICES - 3.0%
2,032,082		AT&T, Inc	73,276,877
916,528	*	Level 3 Communications, Inc	44,735,732
1,609,440		Telephone & Data Systems, Inc	37,322,913
		TOTAL TELECOMMUNICATION SERVICES	155,335,522

TRANSPORTATION - 1.7%
810,730		American Airlines Group, Inc	31,610,363
726,667	*,b,m	AMR Corp (Escrow)	7,266
1,452,221	*	Hertz Global Holdings, Inc	13,186,167
487,484		Kansas City Southern Industries, Inc	34,552,866
129,339	*	United Continental Holdings, Inc	6,244,487
		TOTAL TRANSPORTATION	85,601,149

UTILITIES - 4.9%
298,638		American Electric Power Co, Inc	18,207,959
283,720		Duke Energy Corp	21,364,116
214,650		Edison International	13,265,370
256,837		Exelon Corp	7,594,670
644,239		FirstEnergy Corp	21,298,541
607,216		NextEra Energy, Inc	67,832,099
937,722		NRG Energy, Inc	9,977,362
228,856		PG&E Corp	12,566,483
115,345		Sempra Energy	10,928,939
435,088		Westar Energy, Inc	18,952,433
1,253,840		Xcel Energy, Inc	47,921,765
		TOTAL UTILITIES	249,909,737

		TOTAL COMMON STOCKS	5,047,447,536
		(Cost $4,937,652,571)
35

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 0.3%
$15,000,000		Federal Home Loan Bank (FHLB)	0.197%	02/02/16	$14,999,896
		TOTAL GOVERNMENT AGENCY DEBT			14,999,896

TREASURY DEBT - 0.9%
50,000,000		United States Treasury Bill	0.255	02/18/16	49,994,950
		TOTAL TREASURY DEBT			49,994,950

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
60,692,692	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			60,692,692
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			60,692,692
		TOTAL SHORT-TERM INVESTMENTS			125,687,538
		(Cost $125,686,589)

		TOTAL INVESTMENTS - 100.4%			5,173,135,074
		(Cost $5,063,339,160)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(21,657,428)
		NET ASSETS - 100.0%			$5,151,477,646

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $59,842,008.
m	Indicates a security that has been deemed illiquid.
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.5%
347,079		Delphi Automotive plc	$22,539,310
		TOTAL AUTOMOBILES & COMPONENTS	22,539,310

BANKS - 2.8%
1,017,222		Investors Bancorp, Inc	11,891,325
130,379	*	Signature Bank	18,167,010
119,225	*	SVB Financial Group	12,079,877
		TOTAL BANKS	42,138,212

CAPITAL GOODS - 9.4%
95,520		Acuity Brands, Inc	19,336,114
413,153		Ametek, Inc	19,438,849
198,875		Fortune Brands Home & Security, Inc	9,663,336
770,102		Masco Corp	20,322,992
152,476	*	Middleby Corp	13,777,731
220,498		Owens Corning, Inc	10,184,803
92,134		Roper Industries, Inc	16,185,180
31,256		Snap-On, Inc	5,049,719
68,789		TransDigm Group, Inc	15,458,952
621,961	*	USG Corp	11,126,882
		TOTAL CAPITAL GOODS	140,544,558

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
356,110		Nielsen NV	17,150,258
89,154	*	Stericycle, Inc	10,729,684
242,898	*	Verisk Analytics, Inc	17,731,554
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	45,611,496

CONSUMER DURABLES & APPAREL - 4.1%
459,316		DR Horton, Inc	12,635,783
385,529		Hanesbrands, Inc	11,785,622
164,202		Harman International Industries, Inc	12,214,987
286,804		Mattel, Inc	7,912,922
101,218	*	Mohawk Industries, Inc	16,843,687
		TOTAL CONSUMER DURABLES & APPAREL	61,393,001

CONSUMER SERVICES - 3.7%
18,201	*	Chipotle Mexican Grill, Inc (Class A)	8,244,507
830,405		Hilton Worldwide Holdings, Inc	14,789,513
333,135	*	Norwegian Cruise Line Holdings Ltd	15,114,335
338,609	e	Restaurant Brands International, Inc	11,370,490
189,994	*,e	Zoe’s Kitchen, Inc	5,278,034
		TOTAL CONSUMER SERVICES	54,796,879
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 7.7%
99,993	*	Affiliated Managers Group, Inc	$13,418,061
51,575		IntercontinentalExchange Group, Inc	13,605,485
525,452	e	iShares Russell Midcap Growth Index Fund	44,679,183
261,971		Lazard Ltd (Class A)	9,428,336
170,566		McGraw-Hill Financial, Inc	14,501,521
99,451		Moody’s Corp	8,865,062
361,170	*	Synchrony Financial	10,264,452
		TOTAL DIVERSIFIED FINANCIALS	114,762,100

ENERGY - 0.9%
111,513	*	Diamondback Energy, Inc	8,424,807
201,631	*	RSP Permian, Inc	4,748,410
		TOTAL ENERGY	13,173,217

FOOD, BEVERAGE & TOBACCO - 5.6%
159,395		Constellation Brands, Inc (Class A)	24,304,550
257,727	*	Hain Celestial Group, Inc	9,376,108
204,568	*	Monster Beverage Corp	27,622,817
162,153	*	Post Holdings, Inc	9,485,951
365,067	*	WhiteWave Foods Co (Class A)	13,781,279
		TOTAL FOOD, BEVERAGE & TOBACCO	84,570,705

HEALTH CARE EQUIPMENT & SERVICES - 9.2%
203,513	*	Acadia Healthcare Co, Inc	12,420,398
479,431	*	Brookdale Senior Living, Inc	7,805,137
208,947	*	Centene Corp	12,967,251
288,253	*	Cerner Corp	16,721,556
104,595	*	DexCom, Inc	7,455,532
267,192	*	Edwards Lifesciences Corp	20,897,086
327,721	*	Envision Healthcare Holdings, Inc	7,242,634
113,637	*	Henry Schein, Inc	17,209,187
150,082	*	Insulet Corp	4,979,721
29,544	*	Intuitive Surgical, Inc	15,978,872
199,360	*	Pediatrix Medical Group, Inc	13,847,546
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	137,524,920

MATERIALS - 4.7%
246,993		Albemarle Corp	13,001,711
207,525		Avery Dennison Corp	12,636,197
348,009	*	Berry Plastics Group, Inc	10,823,080
583,249		Olin Corp	9,880,238
48,957		Sherwin-Williams Co	12,516,836
143,719	*	WR Grace & Co	11,690,104
		TOTAL MATERIALS	70,548,166

MEDIA - 1.9%
89,851	*	AMC Networks, Inc	6,540,254
42,304	*,e	Charter Communications, Inc	7,249,214
663,986		Interpublic Group of Cos, Inc	14,899,846
		TOTAL MEDIA	28,689,314
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
54,791	*	Alnylam Pharmaceuticals, Inc	$3,777,291
57,552	*	Anacor Pharmaceuticals, Inc	4,323,882
118,944	*	BioMarin Pharmaceutical, Inc	8,804,235
91,485	*,e	Coherus Biosciences, Inc	1,213,091
154,960	*	Endo International plc	8,595,631
147,300	*	Incyte Corp	10,393,488
96,935	*	Jazz Pharmaceuticals plc	12,479,412
94,053	*	Mallinckrodt plc	5,463,539
891,606	*,e	Merrimack Pharmaceuticals, Inc	5,501,209
269,458		Zoetis Inc	11,600,167
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	72,151,945

REAL ESTATE - 3.4%
299,673	*	CBRE Group, Inc	8,381,854
246,047		Crown Castle International Corp	21,209,251
68,402		Equinix, Inc	21,243,609
		TOTAL REAL ESTATE	50,834,714

RETAILING - 12.9%
60,496		Advance Auto Parts, Inc	9,198,417
25,130	*	AutoZone, Inc	19,284,511
158,994	*,e	Carmax, Inc	7,024,355
166,965		Dollar General Corp	12,532,393
284,456	*	Dollar Tree, Inc	23,131,962
140,806		Expedia, Inc	14,227,038
81,708	*	O’Reilly Automotive, Inc	21,317,617
155,185	*,e	Restoration Hardware Holdings, Inc	9,562,499
420,768		Ross Stores, Inc	23,672,408
158,334		Signet Jewelers Ltd	18,366,744
212,568		Tractor Supply Co	18,771,880
55,694	*	Ulta Salon Cosmetics & Fragrance, Inc	10,090,082
411,473	*	Vipshop Holdings Ltd (ADR)	5,283,313
		TOTAL RETAILING	192,463,219

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
427,293		ChipMOS TECHNOLOGIES Bermuda Ltd	7,691,274
370,683	*	Mellanox Technologies Ltd	16,847,542
225,000		Nvidia Corp	6,590,250
108,007	*	NXP Semiconductors NV	8,076,764
109,032		Skyworks Solutions, Inc	7,514,485
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	46,720,315

SOFTWARE & SERVICES - 16.2%
209,968		Activision Blizzard, Inc	7,311,086
69,970	*	Alliance Data Systems Corp	13,979,306
302,637	*	Blackhawk Network Holdings, Inc	11,406,389
241,159	*	comScore, Inc	9,291,856
279,071		CSRA, Inc	7,473,521
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

251,273	*	Electronic Arts, Inc			$16,218,416
132,147		Fidelity National Information Services, Inc			7,893,140
120,906	*	FleetCor Technologies, Inc			14,852,093
357,908	*,p	Fortinet, Inc			10,071,531
246,722	*	Guidewire Software, Inc			13,579,579
162,655		Intuit, Inc			15,535,179
73,098	*	LinkedIn Corp			14,466,825
52,368	*	MicroStrategy, Inc (Class A)			9,034,004
262,219	*,e	Mobileye NV			7,114,001
213,118	*,p	Proofpoint, Inc			10,732,623
406,055	*	QLIK Technologies, Inc			10,167,617
396,244	*	RingCentral, Inc			8,646,044
277,969	*	ServiceNow, Inc			17,292,452
245,856	*	Splunk, Inc			11,380,674
112,299	*	Tableau Software, Inc			9,010,872
378,928	*	Twitter, Inc			6,365,990
243,055	*	Vantiv, Inc			11,435,738
		TOTAL SOFTWARE & SERVICES			243,258,936

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
218,940	*,e	Fitbit, Inc			3,634,404
44,456	*	Palo Alto Networks, Inc			6,645,728
75,296	*	Zebra Technologies Corp (Class A)			4,547,878
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			14,828,010

TRANSPORTATION - 3.6%
179,163		Ryder System, Inc			9,526,097
594,927		Southwest Airlines Co			22,381,154
457,434	*	United Continental Holdings, Inc			22,084,913
		TOTAL TRANSPORTATION			53,992,164

		TOTAL COMMON STOCKS			1,490,541,181
		(Cost $1,487,630,137)

PURCHASED OPTIONS - 0.0%

SOFTWARE & SERVICES - 0.0%
200,000		Fortinet, Inc			146,000
212,000		Proofpoint, Inc			445,200
		TOTAL SOFTWARE & SERVICES			591,200

		TOTAL PURCHASED OPTIONS			591,200
		(Cost $814,210)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.4%
GOVERNMENT AGENCY DEBT - 0.4%
$6,400,000		Federal Home Loan Bank (FHLB)	0.180%	02/01/16	6,400,000
		TOTAL GOVERNMENT AGENCY DEBT			6,400,000
40

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.0%
74,577,632	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$74,577,632
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	74,577,632
		TOTAL SHORT-TERM INVESTMENTS	80,977,632
		(Cost $80,977,632)

		TOTAL INVESTMENTS - 104.9%	1,572,110,013
		(Cost $1,569,421,979)
		OTHER ASSETS & LIABILITIES, NET - (4.9)%	(74,036,384)
		NET ASSETS - 100.0%	$1,498,073,629

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $74,810,306.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.0%
177,748		Delphi Automotive plc	$11,542,955
183,655		Lear Corp	19,068,899
244,253		Magna International, Inc (Class A)	8,448,711
91,834		Visteon Corp	6,141,858
		TOTAL AUTOMOBILES & COMPONENTS	45,202,423

BANKS - 6.0%
605,689		BankUnited	20,411,719
555,936		CIT Group, Inc	16,316,722
748,294		East West Bancorp, Inc	24,259,692
1,620,000		Fifth Third Bancorp	25,596,000
1,150,102	*	Hilltop Holdings, Inc	18,367,129
2,085,873		Huntington Bancshares, Inc	17,896,790
1,214,578		Investors Bancorp, Inc	14,198,417
1,553,233		Keycorp	17,334,080
208,539		M&T Bank Corp	22,976,827
1,515,296		Regions Financial Corp	12,304,204
785,709		SunTrust Banks, Inc	28,741,235
618,541		Synovus Financial Corp	18,884,057
724,909		Talmer Bancorp Inc	11,642,039
902,040		TCF Financial Corp	10,833,500
187,089		Wintrust Financial Corp	7,874,576
486,661		Zions Bancorporation	11,037,471
		TOTAL BANKS	278,674,458

CAPITAL GOODS - 6.3%
711,330	*	AerCap Holdings NV	21,844,944
800,000	*	Babcock & Wilcox Enterprises, Inc	16,520,000
243,566		Crane Co	11,632,712
264,637		Fluor Corp	11,879,555
168,377		Hubbell, Inc	15,226,332
382,911		Ingersoll-Rand plc	19,708,429
482,819		ITT Corp	15,667,476
983,304		KBR, Inc	14,021,915
246,326		L-3 Communications Holdings, Inc	28,780,730
140,000		Lennox International, Inc	16,774,800
355,448		Masco Corp	9,380,273
205,794	*	Masonite International Corp	11,423,625
138,257		Rockwell Collins, Inc	11,182,226
456,339	*	SPX FLOW, Inc	10,879,122
1,530,000		Textron, Inc	52,356,600
191,009	*	WABCO Holdings, Inc	17,123,957
111,865		Westinghouse Air Brake Technologies Corp	7,153,767
		TOTAL CAPITAL GOODS	291,556,463
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
807,374		Republic Services, Inc	$35,282,244
209,555		Tyco International plc	7,206,596
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	42,488,840

CONSUMER DURABLES & APPAREL - 2.5%
361,781		Coach, Inc	13,403,986
411,104	*	Jarden Corp	21,809,067
397,055		Mattel, Inc	10,954,748
104,325	*	Mohawk Industries, Inc	17,360,723
764,569		Newell Rubbermaid, Inc	29,649,986
5,994	*	NVR, Inc	9,896,094
314,503	*	Sony Corp	7,299,397
217,480	*	Steven Madden Ltd	7,022,429
		TOTAL CONSUMER DURABLES & APPAREL	117,396,430

CONSUMER SERVICES - 1.4%
514,452		ARAMARK Holdings Corp	16,436,741
215,141		Darden Restaurants, Inc	13,566,791
954,075	*	Denny’s Corp	8,939,683
486,390		Extended Stay America, Inc	6,230,656
233,856		Interval Leisure Group, Inc	2,754,824
140,000	e	Marriott International, Inc (Class A)	8,579,200
289,971		Restaurant Brands International, Inc	9,737,226
		TOTAL CONSUMER SERVICES	66,245,121

DIVERSIFIED FINANCIALS - 3.9%
1,164,533	*	Ally Financial, Inc	18,457,848
490,000		Ameriprise Financial, Inc	44,418,500
318,045		Blackstone Group LP	8,355,042
1,210,699	*	E*TRADE Financial Corp	28,524,069
258,410		Lazard Ltd (Class A)	9,300,176
408,646		Raymond James Financial, Inc	17,902,781
1,838,491	*	Synchrony Financial	52,249,914
		TOTAL DIVERSIFIED FINANCIALS	179,208,330

ENERGY - 8.0%
421,826		Apache Corp	17,944,478
191,747		Baker Hughes, Inc	8,342,912
1,550,000		Capital Product Partners LP	7,099,000
240,000		Cimarex Energy Co	22,320,000
742,286		Columbia Pipeline Group, Inc	13,769,405
284,457	*	Concho Resources, Inc	27,060,394
450,000	*,e	Continental Resources, Inc	9,499,500
260,075	*	Diamondback Energy, Inc	19,648,666
182,471	*	Dril-Quip, Inc	10,700,099
560,000		Energen Corp	19,751,200
306,458		EQT Corp	18,920,717
796,000		Hess Corp	33,830,000
253,484		HollyFrontier Corp	8,864,336
754,322	*,e	Laredo Petroleum Holdings, Inc	5,853,539
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

618,554	*,e	Matador Resources Co	$9,915,421
1,000,000		Nabors Industries Ltd	7,360,000
167,849		Noble Energy, Inc	5,433,272
272,275		Oceaneering International, Inc	9,216,509
676,597	*	Parsley Energy, Inc	13,031,258
867,469		Patterson-UTI Energy, Inc	12,474,204
267,830		Pioneer Natural Resources Co	33,197,529
677,860		Rowan Cos plc	8,574,929
622,313	*	RSP Permian, Inc	14,655,471
886,306		Superior Energy Services	9,137,815
485,635		Tesco Corp	3,302,318
235,732		Tesoro Corp	20,567,617
		TOTAL ENERGY	370,470,589

FOOD & STAPLES RETAILING - 0.3%
1,712,626	*	Rite Aid Corp	13,341,357
		TOTAL FOOD & STAPLES RETAILING	13,341,357

FOOD, BEVERAGE & TOBACCO - 6.2%
1,000,000		Bunge Ltd	62,010,000
694,564		ConAgra Foods, Inc	28,921,645
1,125,000		Cott Corp	11,553,750
675,000	e	Dean Foods Co	13,486,500
436,668		Molson Coors Brewing Co (Class B)	39,509,721
542,579		Pinnacle Foods, Inc	23,271,213
234,139	*	Post Holdings, Inc	13,697,132
460,176		Reynolds American, Inc	22,985,791
1,305,000		Tyson Foods, Inc (Class A)	69,634,800
		TOTAL FOOD, BEVERAGE & TOBACCO	285,070,552

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
2,180,000	*	Boston Scientific Corp	38,215,400
121,084	*	HCA Holdings, Inc	8,425,025
165,289		Healthsouth Corp	5,915,693
104,325		Humana, Inc	16,983,067
234,537		Universal Health Services, Inc (Class B)	26,418,248
182,979		Zimmer Holdings, Inc	18,162,495
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	114,119,928

INSURANCE - 7.9%
293,179		ACE Ltd	33,149,749
224,700		Allied World Assurance Co Holdings Ltd	8,221,773
303,015		Aon plc	26,613,807
257,127	*	Arch Capital Group Ltd	17,368,929
253,130		Argo Group International Holdings Ltd	14,385,378
1,156,971		Conseco, Inc	20,131,295
112,047		Everest Re Group Ltd	20,049,690
1,217,755		Hartford Financial Services Group, Inc	48,929,396
202,977		Intact Financial Corp	12,170,796
568,284		Marsh & McLennan Cos, Inc	30,306,586
449,932		Principal Financial Group	17,097,416
340,000		ProAssurance Corp	17,040,800
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

142,347		RenaissanceRe Holdings Ltd	$16,035,390
351,986		UnumProvident Corp	10,080,879
654,900		Validus Holdings Ltd	28,972,776
1,202,883		XL Capital Ltd	43,616,538
		TOTAL INSURANCE	364,171,198

MATERIALS - 6.2%
1,100,000		Albemarle Corp	57,904,000
198,468		Ashland, Inc	18,806,828
450,000		Axiall Corp	8,068,500
701,475	*	Berry Plastics Group, Inc	21,815,872
279,414	*	Clearwater Paper Corp	10,941,852
385,656	*	Crown Holdings, Inc	17,693,897
721,632	*	Ferro Corp	6,703,961
2,510,000	*	Louisiana-Pacific Corp	39,457,200
1,458,097	*	Multi Packaging Solutions International Ltd	21,608,998
274,199		Nucor Corp	10,712,955
908,023		Olin Corp	15,381,910
142,863		Schweitzer-Mauduit International, Inc	6,000,246
115,152		WestRock Co	4,062,563
570,820	*	WR Grace & Co	46,430,499
		TOTAL MATERIALS	285,589,281

MEDIA - 1.8%
143,000	*	DISH Network Corp (Class A)	6,902,610
390,247		EW Scripps Co (Class A)	7,406,888
1,336,262		Interpublic Group of Cos, Inc	29,985,719
45,929	*	Madison Square Garden Co	7,076,740
1,250,000	e	MDC Partners, Inc	24,425,000
137,753	*	MSG Networks, Inc	2,409,300
142,347		Tribune Co	4,690,334
		TOTAL MEDIA	82,896,591

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
905,563		Agilent Technologies, Inc	34,094,447
564,077	*	Biovitrum AB	7,139,720
654,758	*,e	H Lundbeck AS	21,266,934
122,939		Lonza Group AG.	18,834,172
1,024,436	*,e	Merrimack Pharmaceuticals, Inc	6,320,770
444,357	*,e	Mylan NV	23,413,170
303,040		PerkinElmer, Inc	14,642,893
189,119		Perrigo Co plc	27,342,825
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	153,054,931

REAL ESTATE - 10.3%
467,694		American Assets Trust,Inc	17,487,079
296,521		AvalonBay Communities, Inc	50,850,386
471,906		Blackstone Mortgage Trust, Inc	11,693,831
202,991		Boston Properties, Inc	23,589,584
872,319		Brixmor Property Group, Inc	23,221,132
477,037		DDR Corp	8,162,103
550,000		DiamondRock Hospitality Co	4,565,000
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

745,044	*	Equity Commonwealth	$20,034,233
173,995		Essex Property Trust, Inc	37,080,075
351,383		Gaming and Leisure Properties, Inc	9,164,069
991,500		General Growth Properties, Inc	27,801,660
579,927		HCP, Inc	20,842,576
450,000		Host Marriott Corp	6,232,500
782,297		Kennedy-Wilson Holdings, Inc	15,864,983
628,987		Kimco Realty Corp	17,102,156
216,505		Macerich Co	16,880,895
1,257,494		MFA Mortgage Investments, Inc	7,985,087
633,578		Parkway Properties, Inc	8,534,296
460,051		Pennsylvania REIT	9,007,798
336,731		Post Properties, Inc	19,291,319
757,540		Prologis, Inc	29,900,104
1,340,617		Starwood Property Trust, Inc	25,525,348
300,000		Ventas, Inc	16,596,000
233,856		Vornado Realty Trust	20,686,902
449,932		Weingarten Realty Investors	15,698,127
1,439,179		WP GLIMCHER, Inc	13,067,745
		TOTAL REAL ESTATE	476,864,988

RETAILING - 3.4%
96,439		Advance Auto Parts, Inc	14,663,550
826,407		Best Buy Co, Inc	23,081,547
4,800,000	*,e	JC Penney Co, Inc	34,848,000
1,055,966	*	Liberty Interactive Corp	27,518,474
133,175	*	Liberty Ventures	5,237,773
1,238,580	*	Office Depot, Inc	6,378,687
849,362		Staples, Inc	7,576,309
545,000		TJX Companies, Inc	38,825,800
		TOTAL RETAILING	158,130,140

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
1,253,384		Applied Materials, Inc	22,122,227
740,785		Broadcom Corp (Class A)	40,498,716
562,821	e	Cypress Semiconductor Corp	4,423,773
462,982		Lam Research Corp	33,237,478
327,904	*	NXP Semiconductors NV	24,520,661
1,370,348	*	ON Semiconductor Corp	11,730,179
740,000		Xilinx, Inc	37,199,800
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	173,732,834

SOFTWARE & SERVICES - 2.3%
998,134		CA, Inc	28,676,390
195,732	*	Citrix Systems, Inc	13,791,276
1,336,089		Symantec Corp	26,508,006
3,688,348		Xerox Corp	35,961,393
		TOTAL SOFTWARE & SERVICES	104,937,065

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
650,000	*	Alcatel S.A.	2,577,406
570,576	*	Alcatel-Lucent (ADR)	2,248,069
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

198,516	*	Arrow Electronics, Inc	$10,243,426
2,028,213		Brocade Communications Systems, Inc	16,185,140
1,639,524	*	Ciena Corp	29,134,342
870,000		Juniper Networks, Inc	20,532,000
783,056	*	Lumentum Holdings, Inc	15,449,695
1,705,000		Nokia Corp	12,276,000
1,760,000		Nokia Oyj	12,678,093
747,075		TE Connectivity Ltd	42,702,807
1,517,496	*	Viavi Solutions, Inc	7,587,480
581,008		Western Digital Corp	27,876,764
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	199,491,222

TELECOMMUNICATION SERVICES - 1.7%
1,110,000	*	Level 3 Communications, Inc	54,179,100
442,347		Telephone & Data Systems, Inc	10,258,027
316,488	*	T-Mobile US, Inc	12,706,993
		TOTAL TELECOMMUNICATION SERVICES	77,144,120

TRANSPORTATION - 2.0%
178,831		Alaska Air Group, Inc	12,589,702
321,379		American Airlines Group, Inc	12,530,567
467,694	*	Avis Budget Group, Inc	12,286,321
216,192		Costamare, Inc	1,571,716
633,578		CSX Corp	14,584,966
279,414		Delta Air Lines, Inc	12,375,246
250,000		Kansas City Southern Industries, Inc	17,720,000
232,852	*	United Continental Holdings, Inc	11,242,095
		TOTAL TRANSPORTATION	94,900,613

UTILITIES - 13.1%
460,000		Ameren Corp	20,663,200
335,000		American Electric Power Co, Inc	20,424,950
417,453		American Water Works Co, Inc	27,096,874
771,541	*	Calpine Corp	11,812,293
1,245,126		Centerpoint Energy, Inc	22,250,402
785,388		CMS Energy Corp	30,535,885
471,153		DTE Energy Co	40,052,717
718,342		Edison International	44,393,536
268,180		Eversource Energy	14,428,084
668,331		FirstEnergy Corp	22,095,023
465,000		ITC Holdings Corp	18,553,500
136,736		National Fuel Gas Co	6,198,243
190,000		NextEra Energy, Inc	21,224,900
742,286		NiSource, Inc	15,595,429
316,070		NorthWestern Corp	17,649,349
565,094		OGE Energy Corp	14,822,416
287,840		PG&E Corp	15,805,294
341,490		Pinnacle West Capital Corp	22,644,202
1,082,301		PPL Corp	37,945,473
833,276		Public Service Enterprise Group, Inc	34,414,299
287,342		Questar Corp	5,858,903
616,290		Sempra Energy	58,393,477
47

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

392,693		Southwest Gas Corp			$23,102,129
592,570		Westar Energy, Inc			25,812,349
871,588		Xcel Energy, Inc			33,312,093
		TOTAL UTILITIES			605,085,020

		TOTAL COMMON STOCKS			4,579,772,494
		(Cost $4,090,721,060)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.4%
GOVERNMENT AGENCY DEBT - 0.2%
$10,100,000		Federal Home Loan Bank (FHLB)	0.180%	02/01/16	10,100,000
		TOTAL GOVERNMENT AGENCY DEBT			10,100,000

TREASURY DEBT - 0.6%
25,000,000		United States Treasury Bill	0.231%	02/11/16	24,998,499
		TOTAL TREASURY DEBT			24,998,499

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
121,532,509	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			121,532,509
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			121,532,509
		TOTAL SHORT-TERM INVESTMENTS			156,631,008
		(Cost $156,630,908)

		TOTAL INVESTMENTS - 102.5%			4,736,403,502
		(Cost $4,247,351,968)
		OTHER ASSETS & LIABILITIES, NET - (2.5)%			(116,695,177)
		NET ASSETS - 100.0%			$4,619,708,325

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $124,508,415.
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.7%
277,274	*	Tenneco, Inc	$10,594,640
110,900		Visteon Corp	7,416,992
		TOTAL AUTOMOBILES & COMPONENTS	18,011,632

BANKS - 10.4%
406,946		BankUnited	13,714,080
190,560		Banner Corp	7,908,240
830,573		Brookline Bancorp, Inc	9,269,195
1,060,232		Capitol Federal Financial	13,009,047
465,085		Cathay General Bancorp	13,022,380
330,500		Columbia Banking System, Inc	9,792,715
672,500		First Commonwealth Financial Corp	5,870,925
627,300		First Midwest Bancorp, Inc	10,933,839
1,239,438		Fulton Financial Corp	15,926,778
572,000		Great Western Bancorp, Inc	14,940,640
545,020	*	Hilltop Holdings, Inc	8,703,969
1,756,505		Investors Bancorp, Inc	20,533,543
1,271,798	*	MGIC Investment Corp	8,419,303
1,405,847		National Penn Bancshares, Inc	16,026,656
492,621		Oritani Financial Corp	8,236,623
172,200		Pinnacle Financial Partners, Inc	8,584,170
376,336		Popular, Inc	9,461,087
491,457		PrivateBancorp, Inc	18,493,527
43,775		Prosperity Bancshares, Inc	1,856,060
787,850		Provident Financial Services, Inc	15,473,374
692,618		Sterling Bancorp/DE	10,881,029
1,021,300		Umpqua Holdings Corp	14,788,424
635,300	*	Western Alliance Bancorp	20,698,074
		TOTAL BANKS	276,543,678

CAPITAL GOODS - 7.8%
143,777	*	American Woodmark Corp	9,920,613
230,100		Apogee Enterprises, Inc	9,153,378
246,546		Barnes Group, Inc	8,015,211
314,900	*	Beacon Roofing Supply, Inc	12,753,450
373,470		Comfort Systems USA, Inc	10,584,140
183,690		Cubic Corp	7,340,252
196,589		Curtiss-Wright Corp	13,564,641
134,453	*	DXP Enterprises, Inc	2,108,223
365,086		EMCOR Group, Inc	16,684,430
204,482		Encore Wire Corp	7,608,775
162,400		EnPro Industries, Inc	7,221,928
116,900		HEICO Corp	6,511,330
112,100		IDEX Corp	8,128,371
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

289,700		ITT Corp	$9,400,765
262,611		John Bean Technologies Corp	12,030,210
156,426	*	Masonite International Corp	8,683,207
151,200	*	Moog, Inc (Class A)	7,005,096
366,200	*	MRC Global, Inc	3,680,310
325,499		Mueller Industries, Inc	8,283,950
237,400		Owens Corning, Inc	10,965,506
273,900	*	Spirit Aerosystems Holdings, Inc (Class A)	11,613,360
152,294		Tennant Co	8,240,628
121,046		Universal Forest Products, Inc	8,338,859
		TOTAL CAPITAL GOODS	207,836,633

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
342,400		Herman Miller, Inc	8,772,288
221,466		Kforce, Inc	4,938,692
383,504		Korn/Ferry International	11,815,758
318,516	*	Navigant Consulting, Inc	5,029,368
384,331		Rollins, Inc	10,588,319
460,102	*	TrueBlue, Inc	10,508,730
216,234		Viad Corp	6,372,416
277,275	*	WageWorks, Inc	12,405,283
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	70,430,854

CONSUMER DURABLES & APPAREL - 3.2%
231,850		Brunswick Corp	9,239,223
146,200		Columbia Sportswear Co	8,067,316
169,700	*	G-III Apparel Group Ltd	8,376,392
103,700	*	Helen of Troy Ltd	9,267,669
314,100	*	Kate Spade & Co	5,594,121
347,000		La-Z-Boy, Inc	7,439,680
367,256	*	Nautilus, Inc	7,154,147
135,911		Oxford Industries, Inc	9,494,742
277,505	*	Steven Madden Ltd	8,960,636
1,135,300	*	TRI Pointe Homes, Inc	11,966,062
		TOTAL CONSUMER DURABLES & APPAREL	85,559,988

CONSUMER SERVICES - 3.9%
1,082,297	*	Belmond Ltd.	9,156,233
461,900		Bloomin’ Brands, Inc	8,157,154
67,600		Churchill Downs, Inc	9,338,264
166,100	*	Dave & Buster’s Entertainment, Inc	6,024,447
102,865		Domino’s Pizza, Inc	11,719,409
340,051	*	Grand Canyon Education, Inc	12,802,920
217,100		Jack in the Box, Inc	16,855,644
379,135	*	K12, Inc	3,484,251
580,800	*	La Quinta Holdings, Inc	6,586,272
154,400	l	Vail Resorts, Inc	19,300,000
		TOTAL CONSUMER SERVICES	103,424,594

DIVERSIFIED FINANCIALS - 0.7%
192,108		Evercore Partners, Inc (Class A)	8,677,518
457,400		Santander Consumer USA Holdings, Inc	4,779,830
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

843,300	*	SLM Corp	$5,397,120
		TOTAL DIVERSIFIED FINANCIALS	18,854,468

ENERGY - 2.8%
921,898	*	Callon Petroleum Co	6,315,001
243,800	*	Carrizo Oil & Gas, Inc	6,614,294
249,002		Delek US Holdings, Inc	4,238,014
283,587	*	Exterran Corp	4,684,857
422,400		Green Plains Renewable Energy, Inc	8,004,480
390,522	*	Matrix Service Co	7,404,297
2,281,900	*,e	McDermott International, Inc	6,298,044
138,800	*,e	PDC Energy, Inc	7,893,556
610,100		Questar Market Resources, Inc	7,821,482
879,132	*	Renewable Energy Group, Inc	6,092,385
233,100	e	Western Refining, Inc	7,668,990
		TOTAL ENERGY	73,035,400

FOOD & STAPLES RETAILING - 1.1%
164,822		Casey’s General Stores, Inc	19,900,608
1,762,900	*	Supervalu, Inc	8,021,195
		TOTAL FOOD & STAPLES RETAILING	27,921,803

FOOD, BEVERAGE & TOBACCO - 2.2%
935,200	*	Darling International, Inc	8,407,448
665,100	e	Dean Foods Co	13,288,698
122,006		Lancaster Colony Corp	12,405,570
183,800	*	Post Holdings, Inc	10,752,300
541,934	e	Vector Group Ltd	12,637,901
		TOTAL FOOD, BEVERAGE & TOBACCO	57,491,917

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
132,500	*	Abiomed, Inc	11,306,225
133,777	*	Anika Therapeutics, Inc	5,032,691
380,258	*	Globus Medical, Inc	9,487,437
359,070	*	HealthStream, Inc	7,863,633
255,300		Hill-Rom Holdings, Inc	12,479,064
155,943	*	ICU Medical, Inc	15,009,514
141,600	*	Integra LifeSciences Holdings Corp	8,701,320
440,130		Kindred Healthcare, Inc	4,251,656
137,700	*	LifePoint Hospitals, Inc	9,610,083
331,400	*	Merit Medical Systems, Inc	5,484,670
216,639	*	Natus Medical, Inc	7,643,024
250,090	*	NuVasive, Inc	11,534,151
263,641	*	Omnicell, Inc	7,379,311
1,204,208	*	OraSure Technologies, Inc	6,587,018
305,343	*	PharMerica Corp	9,065,634
290,730	*	Premier, Inc	9,285,916
263,400	*	Team Health Holdings, Inc	10,765,158
145,300	*	Vascular Solutions, Inc	3,975,408
204,833	*	WellCare Health Plans, Inc	15,563,211
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	171,025,124
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
58,000	*,e	USANA Health Sciences, Inc	$7,360,200
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,360,200

INSURANCE - 3.6%
580,385		American Equity Investment Life Holding Co	10,557,203
320,237		Aspen Insurance Holdings Ltd	14,894,223
185,100		Employers Holdings, Inc	4,610,841
277,129	e	HCI Group, Inc	9,214,539
663,104		Old Republic International Corp	11,988,920
214,300	e	Primerica, Inc	9,645,643
343,100		Selective Insurance Group, Inc	10,742,461
582,504	*	Third Point Reinsurance Ltd	6,786,172
329,400	e	Universal Insurance Holdings, Inc	6,172,956
213,007		Validus Holdings Ltd	9,423,430
		TOTAL INSURANCE	94,036,388

MATERIALS - 4.3%
199,790		A. Schulman, Inc	5,058,683
569,900	*	Berry Plastics Group, Inc	17,723,890
209,700	*	Boise Cascade Co	4,332,402
207,000		Cabot Corp	8,350,380
443,900	*	Chemtura	11,647,936
909,799		Commercial Metals Co	12,664,402
95,186		Innospec, Inc	4,745,022
310,848	*	Kraton Polymers LLC	4,563,249
791,700	*	Louisiana-Pacific Corp	12,445,524
242,440		Minerals Technologies, Inc	9,937,616
153,300		Reliance Steel & Aluminum Co	8,728,902
149,799		Sensient Technologies Corp	8,938,506
160,100	*,e	Trinseo S.A.	3,808,779
		TOTAL MATERIALS	112,945,291

MEDIA - 1.1%
771,800	*	Gray Television, Inc	10,149,170
605,580	*	Live Nation, Inc	13,746,666
431,900		Time, Inc	6,478,500
		TOTAL MEDIA	30,374,336

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
199,800	*,e	Acadia Pharmaceuticals, Inc	4,133,862
125,600	*,e	Acorda Therapeutics, Inc	4,624,592
405,786	*,e	Agenus, Inc	1,278,226
156,200	*,e	AMAG Pharmaceuticals, Inc	3,578,542
402,195	*	Amphastar Pharmaceuticals, Inc	4,846,450
86,600	*	Anacor Pharmaceuticals, Inc	6,506,258
1,192,300	*,e	Array Biopharma, Inc	3,684,207
63,900	*,e	Atara Biotherapeutics, Inc	1,156,590
305,600	*,e	BioCryst Pharmaceuticals, Inc	2,130,032
243,496	*	Cambrex Corp	8,434,701
119,396	*	Cara Therapeutics Inc	1,074,564
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

480,458	*	Catalent, Inc	$11,305,177
271,400	*,e	Celldex Therapeutics, Inc	2,252,620
348,800	*	Cepheid, Inc	10,272,160
540,576	*,e	Cytokinetics, Inc	4,162,435
431,052	*,e	Depomed, Inc	6,612,338
97,500	*	Dermira, Inc	2,730,000
299,076	*	FibroGen, Inc	6,065,261
120,900	*	Five Prime Therapeutics, Inc	4,346,355
103,300	*,e	Heron Therapeutics, Inc	2,168,267
119,000	*,e	Immune Design Corp	1,245,930
352,083	*	Impax Laboratories, Inc	13,192,550
221,363	*	INC Research Holdings, Inc	9,326,023
585,200	*	Infinity Pharmaceuticals, Inc	3,634,092
209,600	*	Insmed, Inc	2,766,720
22,000	*,e	Kite Pharma, Inc	1,044,780
166,238	*	MacroGenics, Inc	3,346,371
255,370	*,e	Medicines Co	8,825,587
359,189	*,e	Merrimack Pharmaceuticals, Inc	2,216,196
203,782	*	Momenta Pharmaceuticals, Inc	2,530,972
216,800	*	Neurocrine Biosciences, Inc	9,224,840
150,300	*,e	NewLink Genetics Corp	3,661,308
250,000	*,e	Novavax, Inc	1,287,500
108,200	*,e	Pacira Pharmaceuticals, Inc	6,429,244
218,400	*	Parexel International Corp	13,968,864
169,700	e	Phibro Animal Health Corp	5,693,435
168,001	*	Prestige Brands Holdings, Inc	7,842,287
99,021	*,e	Prothena Corp plc	3,856,868
148,300	*,e	Retrophin, Inc	2,220,051
259,181	*	Sagent Pharmaceuticals	3,916,225
730,700	*,e	Spectrum Pharmaceuticals, Inc	3,624,272
289,267	*	Sucampo Pharmaceuticals, Inc (Class A)	3,659,228
469,556	*	Supernus Pharmaceuticals, Inc	5,324,765
93,300	*,e	TESARO, Inc	3,222,582
78,064	*	Ultragenyx Pharmaceutical, Inc	4,383,294
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	217,806,621

REAL ESTATE - 9.5%
231,100		American Assets Trust,Inc	8,640,829
213,900		Coresite Realty	13,719,546
1,636,652		Cousins Properties, Inc	14,107,940
723,744		CubeSmart	22,645,950
1,251,022		DiamondRock Hospitality Co	10,383,483
551,170		DuPont Fabros Technology, Inc	18,282,309
149,310		EastGroup Properties, Inc	7,971,661
340,700		Entertainment Properties Trust	20,424,965
647,900		First Industrial Realty Trust, Inc	13,340,261
307,300		Geo Group, Inc	9,089,934
25,100		Highwoods Properties, Inc	1,061,479
487,456		Kennedy-Wilson Holdings, Inc	9,885,608
802,000		New Residential Investment Corp	9,134,780
133,278		PS Business Parks, Inc	11,539,209
694,957		Retail Opportunities Investment Corp	12,849,755
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

115,576		Saul Centers, Inc	$5,879,351
225,554		Sovran Self Storage, Inc	25,415,425
886,243		Summit Hotel Properties, Inc	8,995,366
1,197,472		Sunstone Hotel Investors, Inc	14,225,967
529,839		Urban Edge Properties	12,875,088
		TOTAL REAL ESTATE	250,468,906

RETAILING - 3.3%
318,400	e	Abercrombie & Fitch Co (Class A)	8,354,816
710,300	e	American Eagle Outfitters, Inc	10,398,792
135,800		Cato Corp (Class A)	5,476,814
94,000		Children’s Place Retail Stores, Inc	6,119,400
215,100		CST Brands, Inc	8,332,974
597,100	*	Express Parent LLC	10,126,816
300,600		Finish Line, Inc (Class A)	5,693,364
270,200	*	Francesca’s Holdings Corp	4,925,746
123,300		Group 1 Automotive, Inc	6,615,045
1,296,800	*	Office Depot, Inc	6,678,520
122,700	*	Restoration Hardware Holdings, Inc	7,560,774
300,300	*	Sally Beauty Holdings, Inc	8,276,268
		TOTAL RETAILING	88,559,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
321,131	*	Advanced Energy Industries, Inc	9,017,358
176,589	*	Cabot Microelectronics Corp	7,176,577
190,833	*	Entegris, Inc	2,225,113
91,400	*	First Solar, Inc	6,275,524
470,600	*	Inphi Corp	13,059,150
490,573	*	Integrated Device Technology, Inc	12,499,800
707,881		Intersil Corp (Class A)	9,202,453
249,800		MKS Instruments, Inc	8,852,912
165,643		Monolithic Power Systems, Inc	10,364,283
306,393	*	Photronics, Inc	3,658,332
386,836	*	Rudolph Technologies, Inc	4,955,369
143,500	*	Silicon Laboratories, Inc	6,543,600
369,200		Tessera Technologies, Inc	10,640,344
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	104,470,815

SOFTWARE & SERVICES - 9.8%
284,400	*	BroadSoft, Inc	9,729,324
185,414	*	EPAM Systems, Inc	13,887,509
172,600	*	Euronet Worldwide, Inc	13,768,302
583,321	*	Everyday Health, Inc	2,683,277
336,951	*	ExlService Holdings, Inc	14,711,281
248,300	*	Gigamon, Inc	6,493,045
153,700	*	Imperva, Inc	7,924,772
345,614	*	Infoblox, Inc	5,578,210
602,108	*	Liveperson, Inc	3,407,931
139,570	*	LogMeIn, Inc	7,291,137
120,990	*	Luxoft Holding, Inc	9,083,929
291,542	*	Manhattan Associates, Inc	16,807,396
173,631		MAXIMUS, Inc	9,266,686
54

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

188,107		NIC, Inc	$3,722,638
640,000	*	Nuance Communications, Inc	11,283,200
550,279	*	Progress Software Corp	14,246,723
297,500	*	RealPage, Inc	5,738,775
463,200	*	RingCentral, Inc	10,107,024
644,786	*	Rubicon Project, Inc	8,698,163
207,400		Science Applications International Corp	8,839,388
102,554	*	SPS Commerce, Inc	6,694,725
76,000	*	Stamps.com, Inc	7,130,320
231,800	*	Synchronoss Technologies, Inc	7,102,352
901,949	*	TA Indigo Holding Corp	7,269,709
61,200	*	Tableau Software, Inc	4,910,688
580,700		Travelport Worldwide Ltd	6,323,823
125,701	*	Tyler Technologies, Inc	19,742,599
348,200	*	VeriFone Systems, Inc	8,144,398
249,600	*	Verint Systems, Inc	9,137,856
		TOTAL SOFTWARE & SERVICES	259,725,180

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
349,429		Alliance Fiber Optic Products, Inc	5,021,295
135,600	*	Anixter International, Inc	6,704,064
135,694	*	Coherent, Inc	10,485,075
476,407	*	II-VI, Inc	9,909,266
500,334	*	Immersion Corp	4,242,832
200,049		InterDigital, Inc	9,010,207
629,500	*,e	InvenSense, Inc	5,168,195
632,658	*	Ixia	6,054,537
518,500		Jabil Circuit, Inc	10,323,335
267,900	*	NCR Corp	5,716,986
175,900	*	Netgear, Inc	6,573,383
339,200	*	Netscout Systems, Inc	7,309,760
724,400	*	Polycom, Inc	7,381,636
487,300	*	QLogic Corp	6,247,186
582,744	*	Sanmina Corp	10,920,622
97,200	*	Synaptics, Inc	7,125,732
144,600	*	Tech Data Corp	9,023,040
886,836	*	TTM Technologies, Inc	5,170,254
137,800	*	Universal Display Corp	6,765,980
93,500	*	Zebra Technologies Corp (Class A)	5,647,400
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	144,800,785

TELECOMMUNICATION SERVICES - 1.5%
1,214,202	*	8x8, Inc	15,250,377
784,828		Inteliquent, Inc	13,483,345
2,341,139	*	Vonage Holdings Corp	12,010,043
		TOTAL TELECOMMUNICATION SERVICES	40,743,765

TRANSPORTATION - 1.9%
977,824	*	Air Transport Services Group, Inc	9,514,228
299,543	*	Atlas Air Worldwide Holdings, Inc	11,002,214
221,500	*	Hub Group, Inc (Class A)	6,749,105
216,203		Matson, Inc	8,736,763
55

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

564,491		Skywest, Inc			$8,478,655
615,714	*	YRC Worldwide, Inc			6,366,483
		TOTAL TRANSPORTATION			50,847,448

UTILITIES - 3.8%
317,973		American States Water Co			14,435,974
472,203		Avista Corp			17,485,677
334,055		Black Hills Corp			16,462,230
97,800		Chesapeake Utilities Corp			6,158,466
562,300	*	Dynegy, Inc			6,657,632
472,900		Portland General Electric Co			18,381,623
498,810		South Jersey Industries, Inc			12,400,417
143,200		Southwest Gas Corp			8,424,456
		TOTAL UTILITIES			100,406,475

		TOTAL COMMON STOCKS			2,612,681,630
		(Cost $2,617,908,372)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.3%
GOVERNMENT AGENCY DEBT - 1.0%
$25,000,000	d	Federal Home Loan Bank (FHLB)	0.197%	02/02/16	24,999,826
		TOTAL GOVERNMENT AGENCY DEBT			24,999,826

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.3%
114,895,703	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			114,895,703
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			114,895,703
		TOTAL SHORT-TERM INVESTMENTS			139,895,529
		(Cost $139,895,567)

		TOTAL INVESTMENTS - 104.0%			2,752,577,159
		(Cost $2,757,803,939)
		OTHER ASSETS & LIABILITIES, NET - (4.0)%			(105,304,814)
		NET ASSETS - 100.0%			$2,647,272,345

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements of open futures transaction.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $114,908,464.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swaps agreements.
56

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.6%
13,314		BorgWarner, Inc	$390,899
16,566		Delphi Automotive plc	1,075,796
1,288,424		Ford Motor Co	15,383,783
92,177		Harley-Davidson, Inc	3,687,080
303,890		Johnson Controls, Inc	10,900,534
22,556	*	Modine Manufacturing Co	144,810
38,837	*,e	Tesla Motors, Inc	7,425,634
		TOTAL AUTOMOBILES & COMPONENTS	39,008,536

BANKS - 3.9%
1,736		1st Source Corp	52,462
22,700		Ameris Bancorp	656,711
40,882		Apollo Residential Mortgage	443,570
1,681		Arrow Financial Corp	46,261
20,257		Associated Banc-Corp	355,510
4,424		Astoria Financial Corp	66,935
11,989		Bank Mutual Corp	94,473
6,214		Bank of Hawaii Corp	372,405
15,284		Bank of the Ozarks, Inc	677,693
3,518		Banner Corp	145,997
426,465		BB&T Corp	13,928,347
2,381		BBCN Bancorp, Inc	36,191
5,145		Berkshire Hills Bancorp, Inc	142,928
14,376		Boston Private Financial Holdings, Inc	148,792
9,648		Brookline Bancorp, Inc	107,672
8,111		Bryn Mawr Bank Corp	212,752
1,251		Camden National Corp	52,504
12,228		Capital Bank Financial Corp	372,343
1,470		Capitol Federal Financial	18,037
17,066		Cardinal Financial Corp	325,449
690		Cathay General Bancorp	19,320
32,682		Centerstate Banks of Florida, Inc	463,758
46,146		CIT Group, Inc	1,354,385
3,672		City Holding Co	163,257
11,338		CoBiz, Inc	124,605
440		Columbia Banking System, Inc	13,037
65,875		Comerica, Inc	2,259,512
279		Commerce Bancshares, Inc	11,475
797		Community Bank System, Inc	29,999
1,572		Community Trust Bancorp, Inc	54,768
3,270		Cullen/Frost Bankers, Inc	156,502
19,230	*	Customers Bancorp, Inc	482,673
3,717		East West Bancorp, Inc	120,505
20,125	*	FCB Financial Holdings, Inc	676,602
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,279		Federal Agricultural Mortgage Corp (Class C)	$400,418
3,538		First Bancorp (NC)	66,337
16,895		First Commonwealth Financial Corp	147,493
5,287		First Community Bancshares, Inc	98,074
977		First Financial Corp	32,290
6,758		First Interstate Bancsystem, Inc	182,128
16,967		First Merchants Corp	387,866
574		First Niagara Financial Group, Inc	5,619
2,724		Flushing Financial Corp	59,928
1,130		FNB Corp	13,616
540		Glacier Bancorp, Inc	12,739
4,978		Great Southern Bancorp, Inc	197,477
1,279		Hancock Holding Co	30,645
10,400		Heartland Financial USA, Inc	311,480
19,452		Heritage Financial Corp	352,276
9,186	*	HomeStreet, Inc	188,129
11,462	*	HomeTrust Bancshares, Inc	212,047
2,618		IBERIABANK Corp	125,271
5,708		Investors Bancorp, Inc	66,727
653,676		Keycorp	7,295,024
11,032		Lakeland Bancorp, Inc	123,669
9,021		Lakeland Financial Corp	395,030
111,679		M&T Bank Corp	12,304,792
17,553	*	MGIC Investment Corp	116,201
6,254		National Bank Holdings Corp	123,141
22,275		National Penn Bancshares, Inc	253,935
310		NBT Bancorp, Inc	8,029
60,219		New York Community Bancorp, Inc	932,190
22,664		Northfield Bancorp, Inc	350,839
11,696	e	OFG Bancorp	65,732
7,838		Old National Bancorp	96,564
7,192		Opus Bank	237,264
8,836		PacWest Bancorp	324,370
2,510		Peoples Bancorp, Inc	43,072
982	e	People’s United Financial, Inc	14,111
7,580	*	PHH Corp	93,082
6,391		Pinnacle Financial Partners, Inc	318,591
194,610		PNC Financial Services Group, Inc	16,862,957
48,562		Popular, Inc	1,220,849
12,870		PrivateBancorp, Inc	484,298
21,071		Provident Financial Services, Inc	413,834
187,368		Radian Group, Inc	1,884,922
1,781		Republic Bancorp, Inc (Class A)	47,571
3,278		S&T Bancorp, Inc	88,539
4,034		Southside Bancshares, Inc	90,886
6,312		State Bank & Trust Co	121,569
8,551		Stock Yards Bancorp, Inc	334,173
11,029	*	SVB Financial Group	1,117,458
429		TCF Financial Corp	5,152
870	*	Texas Capital Bancshares, Inc	31,059
17,614	*	The Bancorp, Inc	79,263
8,474	e	TowneBank	161,599
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,788		Trico Bancshares	$45,612
7,982	*	Tristate Capital Holdings, Inc	94,986
350		Trustmark Corp	7,574
2,167		UMB Financial Corp	101,632
650		Umpqua Holdings Corp	9,412
1,980	e	United Bankshares, Inc	66,488
6,589		United Financial Bancorp, Inc (New)	74,456
4,242		Univest Corp of Pennsylvania	83,483
488,738		US Bancorp	19,578,844
18,667	*	Walker & Dunlop, Inc	447,261
6,764	*,e	Walter Investment Management Corp	66,896
4,365		Washington Trust Bancorp, Inc	172,243
3,230		Webster Financial Corp	107,139
1,553	e	Westamerica Bancorporation	67,820
13,557	*	Western Alliance Bancorp	441,687
12,624		Wilshire Bancorp, Inc	133,688
230		Wintrust Financial Corp	9,681
3,911		WSFS Financial Corp	113,654
14,360		Zions Bancorporation	325,685
		TOTAL BANKS	95,065,996

CAPITAL GOODS - 6.2%
153,893		3M Co	23,237,843
5,778		A.O. Smith Corp	403,593
8,341	e	Advanced Drainage Systems, Inc	188,340
1,328		American Science & Engineering, Inc	47,662
180,779		Ametek, Inc	8,505,652
286		Applied Industrial Technologies, Inc	10,994
2,250		Argan, Inc	67,770
21,542	*	ArvinMeritor, Inc	147,132
46,198		Barnes Group, Inc	1,501,897
419	*	Beacon Roofing Supply, Inc	16,970
9,760		Briggs & Stratton Corp	191,882
46,759	*	Builders FirstSource, Inc	375,475
121,895		Caterpillar, Inc	7,586,745
4,135	*	Colfax Corp	91,549
84,493		Cummins, Inc	7,595,076
202,777		Danaher Corp	17,570,627
132,425		Deere & Co	10,198,049
27,134		Dover Corp	1,585,982
137,592		Eaton Corp	6,949,772
1,365		EMCOR Group, Inc	62,381
6,232	*	Esterline Technologies Corp	490,521
59,517	e	Fastenal Co	2,414,010
5,388		Fluor Corp	241,867
23,628	*	Furmanite Corp	123,811
300	e	GATX Corp	12,294
7,479		Graco, Inc	543,574
245		Granite Construction, Inc	9,464
1,410		H&E Equipment Services, Inc	16,427
17,572		Hexcel Corp	727,129
171,142		Illinois Tool Works, Inc	15,414,760
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

53,624		Ingersoll-Rand plc	$2,760,027
500	*	Jacobs Engineering Group, Inc	19,615
5,879	*,e	KEYW Holding Corp	27,631
7,720		Lincoln Electric Holdings, Inc	411,013
185,696		Masco Corp	4,900,517
447	*	Middleby Corp	40,391
2,279		MSC Industrial Direct Co (Class A)	147,702
3,829	*	MYR Group, Inc	76,618
3,153		Nordson Corp	190,536
66,007		Owens Corning, Inc	3,048,863
115,342		Paccar, Inc	5,659,832
13,733		Parker Hannifin Corp	1,334,298
41,937		Pentair plc	1,976,071
30,018	*,e	Plug Power, Inc	56,134
65,992		Precision Castparts Corp	15,504,820
44,063	*	Quanta Services, Inc	823,978
37,955		Rockwell Automation, Inc	3,627,359
24,347		Rockwell Collins, Inc	1,969,185
14,759		Roper Industries, Inc	2,592,714
2,611	*	Rush Enterprises, Inc (Class A)	49,870
2,702		TAL International Group, Inc	30,479
1,401		Timken Co	37,197
3,116	*,e	Titan Machinery, Inc	26,455
15,096	*	United Rentals, Inc	723,249
1,485	*	Veritiv Corp	45,812
1,480	e	W.W. Grainger, Inc	291,101
10,000	*	Wabash National Corp	110,600
1,355	*,e	WESCO International, Inc	54,715
6,028		Woodward Governor Co	278,433
4,656		Xylem, Inc	167,383
		TOTAL CAPITAL GOODS	153,311,846

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
540		ABM Industries, Inc	16,216
31,088	e	Acacia Research (Acacia Technologies)	116,269
149,459	*	ACCO Brands Corp	907,216
6,346		Administaff, Inc	285,126
305		Brink’s Co	8,967
3,343		CEB, Inc	197,170
3,781		Ceco Environmental Corp	29,492
84,768	*	Copart, Inc	2,840,576
650		Covanta Holding Corp	9,191
7,924		Deluxe Corp	442,952
32,884		Dun & Bradstreet Corp	3,236,443
38,728		Equifax, Inc	4,097,422
290		Essendant, Inc	8,659
18,325		Exponent, Inc	940,256
4,282		Heidrick & Struggles International, Inc	112,873
5,092		HNI Corp	173,230
3,579	*	IHS, Inc (Class A)	374,435
5,010		Interface, Inc	84,619
1,760		Kelly Services, Inc (Class A)	29,181
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,758		Kimball International, Inc (Class B)	$55,507
590		Knoll, Inc	10,826
690		Korn/Ferry International	21,259
10,228		Manpower, Inc	780,908
3,562	*	Mistras Group, Inc	80,466
430		Mobile Mini, Inc	11,146
8,831	*	Navigant Consulting, Inc	139,441
970	*	On Assignment, Inc	37,490
45,468		R.R. Donnelley & Sons Co	635,188
6,963		Resources Connection, Inc	105,211
61,470		Robert Half International, Inc	2,690,542
4,160	*	RPX Corp	48,173
1,210		Steelcase, Inc (Class A)	15,440
10,180		Tetra Tech, Inc	269,668
2,825	*	TriNet Group, Inc	41,810
11,278		Viad Corp	332,363
40,482		Waste Management, Inc	2,143,522
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,329,253

CONSUMER DURABLES & APPAREL - 1.6%
5,202		CalAtlantic Group, Inc	169,013
13,930		Callaway Golf Co	121,330
396		Columbia Sportswear Co	21,851
1,530		CSS Industries, Inc	42,855
490	e	Ethan Allen Interiors, Inc	13,083
53,158		Hanesbrands, Inc	1,625,040
258		Hasbro, Inc	19,164
2,202	*	Helen of Troy Ltd	196,793
22,739	*	Kate Spade & Co	404,982
202,478		Mattel, Inc	5,586,368
7,028	*	Meritage Homes Corp	231,994
595	*	Michael Kors Holdings Ltd	23,740
3,220	*	Mohawk Industries, Inc	535,840
6,980		Movado Group, Inc	179,386
5,166		Newell Rubbermaid, Inc	200,337
350,244		Nike, Inc (Class B)	21,718,631
1,614		Phillips-Van Heusen Corp	118,435
397		Pool Corp	33,547
399	*	Tempur-Pedic International, Inc	24,076
42,583	*,e	Under Armour, Inc (Class A)	3,637,866
4,706	*	Unifi, Inc	112,332
54,516		VF Corp	3,412,702
587		Weyco Group, Inc	15,732
3,389		Whirlpool Corp	455,448
		TOTAL CONSUMER DURABLES & APPAREL	38,900,545

CONSUMER SERVICES - 3.1%
1,289		Bob Evans Farms, Inc	52,772
4,297	*	Bright Horizons Family Solutions	301,521
7,805		Brinker International, Inc	388,221
31,413		Choice Hotels International, Inc	1,373,376
33,819		Darden Restaurants, Inc	2,132,626
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

320		DineEquity, Inc	$27,174
9,607		Domino’s Pizza, Inc	1,094,526
1,850	e	Dunkin Brands Group, Inc	72,816
359		Jack in the Box, Inc	27,873
149,371	e	Marriott International, Inc (Class A)	9,153,455
212,113		McDonald’s Corp	26,255,347
178,343	*	MGM Resorts International	3,581,127
16,650	*	Popeyes Louisiana Kitchen, Inc	1,026,140
15,819		Royal Caribbean Cruises Ltd	1,296,525
39,632	*	Ruby Tuesday, Inc	215,994
38,369		Service Corp International	928,146
25,999	*	ServiceMaster Global Holdings, Inc	1,097,418
9,766		Sonic Corp	286,925
375,805		Starbucks Corp	22,837,670
55,313		Starwood Hotels & Resorts Worldwide, Inc	3,442,681
190		Vail Resorts, Inc	23,750
		TOTAL CONSUMER SERVICES	75,616,083

DIVERSIFIED FINANCIALS - 5.9%
52,376	*	Ally Financial, Inc	830,159
270,048		American Express Co	14,447,568
1,075		Ameriprise Financial, Inc	97,449
437,091		Bank of New York Mellon Corp	15,831,436
49,451		BlackRock, Inc	15,540,471
430		CBOE Holdings, Inc	28,647
518,083		Charles Schwab Corp	13,226,659
124,077		CME Group, Inc	11,148,318
280		Cohen & Steers, Inc	8,462
5,881	*,e	Credit Acceptance Corp	1,052,464
241,166		Discover Financial Services	11,042,991
2,390		Factset Research Systems, Inc	360,173
191,250		Franklin Resources, Inc	6,628,725
9,333	*	Green Dot Corp	165,847
53,137		IntercontinentalExchange Group, Inc	14,017,541
203,789		Invesco Ltd	6,099,405
23,497		Janus Capital Group, Inc	295,827
24,238		Legg Mason, Inc	742,167
29,667		NASDAQ OMX Group, Inc	1,839,354
3,942		Nelnet, Inc (Class A)	127,997
199,140		Northern Trust Corp	12,362,611
4,106	*	Pico Holdings, Inc	36,051
3,216	*	Safeguard Scientifics, Inc	41,808
185,701		State Street Corp	10,349,117
113,676		T Rowe Price Group, Inc	8,065,312
3,000		TD Ameritrade Holding Corp	82,740
25,591		Voya Financial, Inc	782,573
19,340	e	WisdomTree Investments, Inc	232,080
		TOTAL DIVERSIFIED FINANCIALS	145,483,952

ENERGY - 6.2%
130,417		Apache Corp	5,547,939
1,665		Archrock, Inc	9,990
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,796	e	Atwood Oceanics, Inc	$41,659
89,631		Baker Hughes, Inc	3,899,845
93,320	*	Callon Petroleum Co	639,242
71,294	*	Cameron International Corp	4,681,164
2,638	e	CARBO Ceramics, Inc	43,659
78,257	*	Cheniere Energy, Inc	2,351,623
37,587		Cimarex Energy Co	3,495,591
97,571	*,e	Clean Energy Fuels Corp	261,490
237,723		Columbia Pipeline Group, Inc	4,409,762
10,655	*	Concho Resources, Inc	1,013,610
185,845		ConocoPhillips	7,262,823
106,343	*,e	Continental Resources, Inc	2,244,901
2,470		Delek US Holdings, Inc	42,039
142,795	*	Devon Energy Corp	3,983,980
1,150		Energen Corp	40,560
194,192		EOG Resources, Inc	13,791,516
35,229		EQT Corp	2,175,038
3,777	*	FMC Technologies, Inc	94,992
3,180	*,e	Geospace Technologies Corp	34,376
6,722		Green Plains Renewable Energy, Inc	127,382
140,849		Hess Corp	5,986,083
300,398		Kinder Morgan, Inc	4,941,547
234,465		Marathon Oil Corp	2,281,344
198,607		Marathon Petroleum Corp	8,299,787
5,304	*	Matrix Service Co	100,564
184,819		National Oilwell Varco, Inc	6,014,010
6,500	*	Natural Gas Services Group, Inc	122,980
29,234	*	Newfield Exploration Co	849,832
125,112		Noble Energy, Inc	4,049,875
3,520	*,e	Oasis Petroleum, Inc	18,832
208,138		Occidental Petroleum Corp	14,326,139
458		Oceaneering International, Inc	15,503
422	*	Oil States International, Inc	11,913
45,345		Oneok, Inc	1,129,544
8,658	*,e	PDC Energy, Inc	492,380
173,433		Phillips 66	13,900,655
57,667		Pioneer Natural Resources Co	7,147,825
1,928	e	Range Resources Corp	56,992
2,148	*	RigNet, Inc	31,339
79	*,e	SEACOR Holdings, Inc	3,635
26,088	e	SM Energy Co	364,710
15,048	*,e	Southwestern Energy Co	133,777
336,489		Spectra Energy Corp	9,236,623
31,883		Superior Energy Services	328,714
6,235		Tesco Corp	42,398
16,701		Tesoro Corp	1,457,162
14,184	*	Tetra Technologies, Inc	87,799
4,477	*,e	Ultra Petroleum Corp	10,118
13,893	*	Unit Corp	144,904
2,713	e	US Silica Holdings Inc	50,597
90,816		Valero Energy Corp	6,163,682
394,624	*	Weatherford International Ltd	2,659,766
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

66,832		Western Refining, Inc	$2,198,773
360	*	Whiting Petroleum Corp	2,646
183,839		Williams Cos, Inc	3,548,093
		TOTAL ENERGY	152,403,722

FOOD & STAPLES RETAILING - 1.1%
3,418		Casey’s General Stores, Inc	412,689
331,206		Kroger Co	12,854,105
5,390	*	Natural Grocers by Vitamin C	97,074
970	e	Pricesmart, Inc	74,263
4,686		Spartan Stores, Inc	96,157
312,462		Sysco Corp	12,439,112
580		Weis Markets, Inc	23,560
71,214		Whole Foods Market, Inc	2,087,282
		TOTAL FOOD & STAPLES RETAILING	28,084,242

FOOD, BEVERAGE & TOBACCO - 4.6%
522		Alico, Inc	15,853
8,587		Bunge Ltd	532,480
95,721	e	Campbell Soup Co	5,399,622
46,939		ConAgra Foods, Inc	1,954,540
5,840	*	Darling International, Inc	52,502
8,784	*	Diamond Foods, Inc	322,373
27,105		Dr Pepper Snapple Group, Inc	2,543,533
4,635		Flowers Foods, Inc	95,203
280,435		General Mills, Inc	15,847,382
3,800	*	Hain Celestial Group, Inc	138,244
35,201		Hormel Foods Corp	2,830,512
11,509		J.M. Smucker Co	1,476,835
189,600		Kellogg Co	13,924,224
18,749		Keurig Green Mountain, Inc	1,673,348
159,401		Kraft Heinz Co	12,442,842
4,569	*	Landec Corp	54,965
6,572		McCormick & Co, Inc	578,139
27,407		Mead Johnson Nutrition Co	1,986,733
472,835		Mondelez International, Inc	20,379,188
295,609		PepsiCo, Inc	29,353,974
1,449	*	Seneca Foods Corp	40,036
674	*	TreeHouse Foods, Inc	53,489
		TOTAL FOOD, BEVERAGE & TOBACCO	111,696,017

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
4,035		Abaxis, Inc	175,724
14,457	*	Acadia Healthcare Co, Inc	882,311
589		Aceto Corp	13,459
7,035	*	Air Methods Corp	273,943
8,979	*	Align Technology, Inc	593,871
35,952	*	Amedisys, Inc	1,285,284
86,325		AmerisourceBergen Corp	7,731,267
21,087	*	AMN Healthcare Services, Inc	594,021
9,057	*	Amsurg Corp	662,882
5,424		Analogic Corp	401,756
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,439	*	Angiodynamics, Inc	$50,249
72,129		Anthem, Inc	9,412,113
7,141	*,e	athenahealth, Inc	1,012,594
18,911	*	AtriCure, Inc	330,564
106,199		Becton Dickinson & Co	15,438,149
30,852	*	Brookdale Senior Living, Inc	502,270
13,370	*	Capital Senior Living Corp	245,072
141,129		Cardinal Health, Inc	11,483,667
42,468	*	Centene Corp	2,635,564
55,734	*	Cerner Corp	3,233,129
54,341	*,e	Cerus Corp	295,072
3,151		Chemed Corp	442,148
76,831		Cigna Corp	10,264,622
8,003	e	Computer Programs & Systems, Inc	420,397
2,152	*	Corvel Corp	98,174
184		Dentsply International, Inc	10,836
37,912	*	Edwards Lifesciences Corp	2,965,097
14,577	*	Envision Healthcare Holdings, Inc	322,152
16,337	*	ExamWorks Group, Inc	448,614
26,220	*	GenMark Diagnostics, Inc	138,704
1,539	*	Greatbatch, Inc	59,421
300	*	Haemonetics Corp	9,492
3,802	*	HealthStream, Inc	83,264
20,417	*	Healthways, Inc	240,104
3,584	*	Henry Schein, Inc	542,761
2,640	*	HMS Holdings Corp	31,812
43,174	*	Hologic, Inc	1,465,325
51,511		Humana, Inc	8,385,476
24,622	*	Idexx Laboratories, Inc	1,726,987
22,387	*	Inverness Medical Innovations, Inc	832,796
18,008	*	Laboratory Corp of America Holdings	2,023,199
1,716		Landauer, Inc	52,578
11,874	*	LDR Holding Corp	218,125
9,359	*	LHC Group, Inc	354,893
21,680	*	LifePoint Hospitals, Inc	1,513,047
4,952	*	Magellan Health Services, Inc	282,264
9,720	*	Medidata Solutions, Inc	415,336
26,417	*	Merit Medical Systems, Inc	437,201
20,380	*	Molina Healthcare, Inc	1,119,066
19,779	*	Natus Medical, Inc	697,803
11,035	*	NxStage Medical, Inc	208,782
25,565	*	Omnicell, Inc	715,564
10,653	*	OraSure Technologies, Inc	58,272
10,906		Patterson Cos, Inc	463,069
21,433	*	PharMerica Corp	636,346
1,887	*	Premier, Inc	60,271
9,645	*	Providence Service Corp	428,238
1,816		Quality Systems, Inc	23,808
5,122	*	Quidel Corp	87,279
25,215		Resmed, Inc	1,429,690
14,148		Select Medical Holdings Corp	134,830
485	*	Sirona Dental Systems, Inc	51,551
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,472	*,e	Spectranetics Corp	$90,038
9,466	*	Staar Surgical Co	61,813
8,077	*	Surgical Care Affiliates, Inc	344,646
6,093	*	Triple-S Management Corp (Class B)	135,813
17,940		Universal American Corp	113,381
8,920		US Physical Therapy, Inc	456,258
500	*	Varian Medical Systems, Inc	38,565
12,420	*	Vascular Solutions, Inc	339,811
14,899	*	VCA Antech, Inc	763,872
18,508	*	Vocera Communications, Inc	266,330
6,388	*	Wright Medical Group NV	127,441
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	99,890,323

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
2,378		Clorox Co	306,881
263,164		Colgate-Palmolive Co	17,771,465
51,678		Estee Lauder Cos (Class A)	4,405,549
40,204		Kimberly-Clark Corp	5,162,998
11,539		Medifast, Inc	334,977
471,591		Procter & Gamble Co	38,524,269
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	66,506,139

INSURANCE - 5.4%
160,451		ACE Ltd	18,142,195
252,885		Aflac, Inc	14,657,215
5,145		Arthur J. Gallagher & Co	193,658
32,636		Aspen Insurance Holdings Ltd	1,517,900
8,868		Axis Capital Holdings Ltd	478,074
310,396	*	Berkshire Hathaway, Inc (Class B)	40,280,089
476		Employers Holdings, Inc	11,857
290	*	Enstar Group Ltd	46,269
3,280		First American Financial Corp	112,734
111,278		Hartford Financial Services Group, Inc	4,471,150
400		Kemper Corp	13,824
26,627		Loews Corp	985,465
98,755		Marsh & McLennan Cos, Inc	5,266,604
21,537		PartnerRe Ltd	3,023,795
117,053		Principal Financial Group	4,448,014
273,774		Progressive Corp	8,555,437
192,025		Prudential Financial, Inc	13,457,112
200		Reinsurance Group of America, Inc (Class A)	16,846
10,711		RenaissanceRe Holdings Ltd	1,206,594
13,769		Stewart Information Services Corp	488,249
147,699		Travelers Cos, Inc	15,809,701
		TOTAL INSURANCE	133,182,782

MATERIALS - 3.7%
113,747		Air Products & Chemicals, Inc	14,412,882
3,402		Albemarle Corp	179,081
7,701		Aptargroup, Inc	561,403
66,813		Avery Dennison Corp	4,068,244
23,667		Ball Corp	1,581,666
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

791		Bemis Co, Inc	$37,865
2,310		Carpenter Technology Corp	64,126
17,130		Celanese Corp (Series A)	1,090,667
31,721	*,e	Century Aluminum Co	149,723
1,826	*	Clearwater Paper Corp	71,506
46,693		Commercial Metals Co	649,967
4,705		Compass Minerals International, Inc	352,169
14,217		Eastman Chemical Co	870,223
134,228		Ecolab, Inc	14,479,174
2,950	*	Ferro Corp	27,405
12,034	*,e	Flotek Industries, Inc	80,387
26,314		H.B. Fuller Co	979,407
1,039		Hawkins, Inc	38,931
7,648		Innophos Holdings, Inc	204,278
3,111		International Flavors & Fragrances, Inc	363,863
99,782		International Paper Co	3,413,542
510	*	Kraton Polymers LLC	7,487
63,130	*	Louisiana-Pacific Corp	992,404
141,588		LyondellBasell Industries AF S.C.A	11,039,616
14,012		Minerals Technologies, Inc	574,352
45,313		Mosaic Co	1,092,043
420		Neenah Paper, Inc	25,385
214,304		Nucor Corp	8,372,857
3,500		PolyOne Corp	94,710
7,823		PPG Industries, Inc	744,124
126,084		Praxair, Inc	12,608,400
274		Quaker Chemical Corp	20,553
2,337		Reliance Steel & Aluminum Co	133,069
55,648		Royal Gold, Inc	1,657,754
4,126		Schnitzer Steel Industries, Inc (Class A)	55,495
6,530		Sealed Air Corp	264,661
15,560		Sherwin-Williams Co	3,978,225
840		Stepan Co	37,766
28,446	*	Stillwater Mining Co	186,321
6,537	*	Trinseo S.A.	155,515
22,021		Valspar Corp	1,724,905
67,182		WestRock Co	2,370,181
45,328	*	Worthington Industries, Inc	1,386,584
		TOTAL MATERIALS	91,198,916

MEDIA - 3.4%
19,856	*,e	Charter Communications, Inc	3,402,524
8,053		Cinemark Holdings, Inc	237,483
54,300	e	Clear Channel Outdoor Holdings, Inc (Class A)	274,215
146,657	*,e	Discovery Communications, Inc (Class A)	4,046,267
197,556	*	Discovery Communications, Inc (Class C)	5,375,499
19,509	*	DreamWorks Animation SKG, Inc (Class A)	500,211
12,529	*	Entercom Communications Corp (Class A)	131,429
51,238		Entravision Communications Corp (Class A)	382,235
3,930	*	Gray Television, Inc	51,679
2,205		John Wiley & Sons, Inc (Class A)	92,169
15,223	*	Liberty Broadband Corp (Class A)	724,615
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

21,053	*	Media General, Inc	$341,901
85,700		New York Times Co (Class A)	1,132,954
320		Scholastic Corp	10,985
5,846		Scripps Networks Interactive (Class A)	356,431
23,476		Sinclair Broadcast Group, Inc (Class A)	774,708
99,284		Time Warner Cable, Inc	18,070,681
249,678		Time Warner, Inc	17,587,319
315,888		Walt Disney Co	30,268,388
		TOTAL MEDIA	83,761,693

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
29,858	*	Acadia Pharmaceuticals, Inc	617,762
24,648	*	Affymetrix, Inc	345,811
150,551		Agilent Technologies, Inc	5,668,245
82,270	*,e	Akorn, Inc	2,138,197
55,485	*	Alexion Pharmaceuticals, Inc	8,096,926
166,755		Amgen, Inc	25,468,491
52,762	*,e	Ariad Pharmaceuticals, Inc	264,865
57,235	*	Biogen Idec, Inc	15,628,589
38,322	*	BioMarin Pharmaceutical, Inc	2,836,594
16,269	*	Bluebird Bio, Inc	672,886
377,288		Bristol-Myers Squibb Co	23,452,222
26,442	*	Cambrex Corp	915,951
179,391	*	Celgene Corp	17,996,505
22,795	*,e	Cempra, Inc	392,758
21,898	*	Cepheid, Inc	644,896
69,018	*,e	Depomed, Inc	1,058,736
5,043	*,e	Fluidigm Corp	33,839
292,643		Gilead Sciences, Inc	24,289,369
870	*	Immunogen, Inc	7,386
17,165	*,e	Immunomedics, Inc	32,270
42,863	*,e	Inovio Pharmaceuticals, Inc	286,325
18,809	*	Intra-Cellular Therapies, Inc	697,438
21,127	*	Ionis Pharmaceuticals, Inc	822,474
13,244	*	Ironwood Pharmaceuticals, Inc	122,242
446,332		Johnson & Johnson	46,614,914
14,627	*,e	Kite Pharma, Inc	694,636
559,893		Merck & Co, Inc	28,369,778
870	*	Mettler-Toledo International, Inc	272,180
42,183	*,e	MiMedx Group, Inc	350,963
91,708	*	Nektar Therapeutics	1,250,897
89,462	*,e	Opko Health, Inc	719,275
146,030	*,e	Orexigen Therapeutics, Inc	267,235
4,875		PerkinElmer, Inc	235,560
31,439	*	Prestige Brands Holdings, Inc	1,467,573
22,411	*	Prothena Corp plc	872,908
9,644	*	Quintiles Transnational Holdings, Inc	586,645
19,457	*,e	Relypsa, Inc	366,570
47,907	*,e	Sangamo Biosciences, Inc	289,837
46,751	*,e	Sarepta Therapeutics, Inc	555,402
17,810	*	Sucampo Pharmaceuticals, Inc (Class A)	225,297
3,836	*,e	TESARO, Inc	132,495
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

47,457	*,e	Tetraphase Pharmaceuticals, Inc	$258,166
128,646		Thermo Electron Corp	16,988,991
69,864	*	Vertex Pharmaceuticals, Inc	6,340,158
23,584	*	Waters Corp	2,858,617
58,929	*	Xenoport, Inc	292,877
11,860	*,e	Zafgen, Inc	78,869
158,447		Zoetis Inc	6,821,143
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	249,401,763

REAL ESTATE - 4.6%
8,135		American Campus Communities, Inc	343,297
172,248		American Tower Corp	16,249,876
616,689		Annaly Capital Management, Inc	5,858,546
1,000		AvalonBay Communities, Inc	171,490
48,024		Boston Properties, Inc	5,580,869
78,489	*	CBRE Group, Inc	2,195,337
17,160		Coresite Realty	1,100,642
138,457		Crown Castle International Corp	11,934,993
2,518		Digital Realty Trust, Inc	201,642
8,358		Douglas Emmett, Inc	247,230
58,576		Duke Realty Corp	1,179,135
12,187		Equinix, Inc	3,784,917
515		Equity One, Inc	14,276
73,501		Equity Residential	5,666,192
3,961		Federal Realty Investment Trust	597,438
33,420		First Industrial Realty Trust, Inc	688,118
1,693	*	Forest City Realty Trust, Inc	33,352
540		Franklin Street Properties Corp	5,270
219,210		HCP, Inc	7,878,407
4,940		Healthcare Realty Trust, Inc	143,458
290,281		Host Marriott Corp	4,020,392
4,700		Invesco Mortgage Capital, Inc	53,204
50,982		Iron Mountain, Inc	1,404,044
19,343	*,e	iStar Financial, Inc	201,941
8		Jones Lang LaSalle, Inc	1,126
266		Kilroy Realty Corp	14,861
15,135		Liberty Property Trust	443,758
20,078		Macerich Co	1,565,482
9,974		Mid-America Apartment Communities, Inc	935,761
540		Piedmont Office Realty Trust, Inc	9,995
2,000		Plum Creek Timber Co, Inc	81,020
3,580		Post Properties, Inc	205,098
211,234		Prologis, Inc	8,337,406
140		PS Business Parks, Inc	12,121
34,457		Ryman Hospitality Properties	1,617,756
99,178		Simon Property Group, Inc	18,474,878
500		UDR, Inc	17,795
39,642		Ventas, Inc	2,192,996
55,605		Vornado Realty Trust	4,918,818
297	e	Washington REIT	7,493
75,037		Welltower, Inc	4,668,802
11,648		Weyerhaeuser Co	298,305
		TOTAL REAL ESTATE	113,357,537
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 3.2%
29,746	*	1-800-FLOWERS.COM, Inc (Class A)	$211,345
2,432		Aaron’s, Inc	55,644
50,729	e	American Eagle Outfitters, Inc	742,673
1,397	*,e	America’s Car-Mart, Inc	32,774
15,901	*	AutoZone, Inc	12,202,268
79,998	*	Bed Bath & Beyond, Inc	3,453,514
53,182		Best Buy Co, Inc	1,485,373
3,317		Big 5 Sporting Goods Corp	40,368
7,121	*	Blue Nile, Inc	247,740
250	e	Buckle, Inc	7,105
2,688	*,e	Cabela’s, Inc	113,084
37,531	*,e	Carmax, Inc	1,658,120
9		Chico’s FAS, Inc	93
13,497		DSW, Inc (Class A)	324,063
1,820		Finish Line, Inc (Class A)	34,471
7,586	*	Francesca’s Holdings Corp	138,293
13,136	*	FTD Cos, Inc	324,459
2	e	GameStop Corp (Class A)	52
204,445	e	Gap, Inc	5,053,880
8,830		GNC Holdings, Inc	247,328
155,316	*	Groupon, Inc	422,459
12,226		Haverty Furniture Cos, Inc	231,683
11,044		HSN, Inc	519,731
10,388		Kirkland’s, Inc	122,890
93,965		Kohl’s Corp	4,674,759
8,191	*,e	Lands’ End, Inc	178,400
7,610	*	LKQ Corp	208,514
276,113		Lowe’s Companies, Inc	19,786,257
4,455	*	MarineMax, Inc	75,334
115,615	*	NetFlix, Inc	10,618,082
26,766	e	Nordstrom, Inc	1,314,211
17,354		Nutri/System, Inc	343,783
96,086	*	Office Depot, Inc	494,843
2,957	e	Outerwall, Inc	99,947
8,631	*	Overstock.com, Inc	102,364
14,574	e	PetMed Express, Inc	262,623
12,005	e	Pier 1 Imports, Inc	48,260
85,876		Ross Stores, Inc	4,831,384
5,448	*	Sally Beauty Holdings, Inc	150,147
9,342		Shoe Carnival, Inc	216,641
24,879	*	Shutterfly, Inc	1,036,210
5,696	e	Stage Stores, Inc	47,277
226,633		Staples, Inc	2,021,566
15,115		Stein Mart, Inc	111,246
6,435		Tiffany & Co	410,810
15,754		Tractor Supply Co	1,391,236
17,401	*	Ulta Salon Cosmetics & Fragrance, Inc	3,152,539
5		Williams-Sonoma, Inc	258
860		Winmark Corp	81,150
		TOTAL RETAILING	79,327,251
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
25,961	*,e	Advanced Micro Devices, Inc	$57,114
43,692		Analog Devices, Inc	2,353,251
689,292		Applied Materials, Inc	12,166,004
11,151	*	Cirrus Logic, Inc	387,163
24,001	*	Integrated Device Technology, Inc	611,545
913,426		Intel Corp	28,334,475
8,578		Lam Research Corp	615,815
116,799		Nvidia Corp	3,421,043
217,373	*	ON Semiconductor Corp	1,860,713
43,222		Skyworks Solutions, Inc	2,978,860
35,399	*,e	SunPower Corp	900,550
15,470		Teradyne, Inc	300,582
348,081		Texas Instruments, Inc	18,423,927
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	72,411,042

SOFTWARE & SERVICES - 12.6%
188,932		Accenture plc	19,939,883
21,502	*	Actua Corp	203,409
189,577	*	Adobe Systems, Inc	16,896,998
42,304	*	Alphabet, Inc (Class A)	32,208,151
43,196	*	Alphabet, Inc (Class C)	32,092,468
39,278	*,e	Angie’s List, Inc	333,470
687	*	Aspen Technology, Inc	22,286
78,354	*	Autodesk, Inc	3,668,534
113,039		Automatic Data Processing, Inc	9,392,411
14,312		Blackbaud, Inc	879,902
49,794		Broadridge Financial Solutions, Inc	2,666,967
194,356		CA, Inc	5,583,848
9,420	*	Cadence Design Systems, Inc	184,255
2,010	*,e	Cimpress NV	157,825
16,964	*	Citrix Systems, Inc	1,195,283
265,272	*	Cognizant Technology Solutions Corp (Class A)	16,794,370
24,288	*	comScore, Inc	935,817
5,337		Convergys Corp	130,436
18,210		CSG Systems International, Inc	636,257
6,960	*	DHI Group, Inc	64,798
21,148	*,e	Ellie Mae, Inc	1,476,765
4,854	*,e	EnerNOC, Inc	25,483
6,786	*	ExlService Holdings, Inc	296,277
5,777		Fair Isaac Corp	552,108
64,172	*,e	FireEye, Inc	904,183
14,902	*	FleetCor Technologies, Inc	1,830,562
128,323	*,e	Glu Mobile, Inc	283,594
15,502		Heartland Payment Systems, Inc	1,427,424
10,181	*	Infoblox, Inc	164,321
13,275	*	Internap Network Services Corp	51,241
197,761		International Business Machines Corp	24,678,595
159,586		Intuit, Inc	15,242,059
34,670		j2 Global, Inc	2,513,922
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,246		Jack Henry & Associates, Inc	$1,156,490
32,415	*	Liquidity Services, Inc	211,022
4,363	*	LogMeIn, Inc	227,923
35,770	*	Manhattan Associates, Inc	2,062,140
23,167	*	Marketo, Inc	440,405
246,436		Mastercard, Inc (Class A)	21,940,197
12,164		MAXIMUS, Inc	649,193
119,146	*	Monster Worldwide, Inc	594,539
2,864	*,e	NetSuite, Inc	198,676
10,078	*,e	NeuStar, Inc (Class A)	247,717
709,579		Oracle Corp	25,764,814
38,145		Paychex, Inc	1,825,620
24,040	*	Perficient, Inc	457,962
1,618	*	PROS Holdings, Inc	19,869
16,107	*	QLIK Technologies, Inc	403,319
17,879	*	Qualys, Inc	464,675
2,312	*,e	Quotient Technology, Inc	14,034
27,097	*	RetailMeNot, Inc	246,583
24,564	*	RingCentral, Inc	535,986
2,916	*	Rovi Corp	56,745
237,760	*	Salesforce.com, Inc	16,181,946
6,190	*	Sciquest, Inc	78,799
96,222	*	ServiceSource International LLC	372,379
2,310	*	SolarWinds, Inc	138,484
11,722	*	SPS Commerce, Inc	765,212
12,852	*	Stamps.com, Inc	1,205,775
24,141	*	Sykes Enterprises, Inc	710,711
391,408		Symantec Corp	7,765,535
3,876	*	Syntel, Inc	183,490
6,951	*	Tangoe, Inc	58,180
8,168	*	Teradata Corp	198,809
21,915	*	Tyler Technologies, Inc	3,441,970
9,913	*	Ultimate Software Group, Inc	1,741,020
4,890	*	Unisys Corp	48,020
5,290	*,e	Vasco Data Security International	81,995
33,117	*	Website Pros, Inc	623,593
58,268	*	Workday, Inc	3,671,467
1,051,874		Xerox Corp	10,255,771
378,470	*	Yahoo!, Inc	11,168,650
		TOTAL SOFTWARE & SERVICES	309,643,617

TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
1,610		Adtran, Inc	29,238
1,070		Belden CDT, Inc	45,710
1,524	*	Benchmark Electronics, Inc	32,004
14,456		Black Box Corp	110,155
7,451	*	Calix Networks, Inc	57,224
1,064,563		Cisco Systems, Inc	25,325,954
3,629		Cognex Corp	117,035
180	*	Coherent, Inc	13,909
141,705		Corning, Inc	2,637,130
33,173	*	Cray, Inc	1,306,684
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,785		Daktronics, Inc	$54,483
2,946		Electro Rent Corp	25,748
13,158	*	Electronics for Imaging, Inc	544,478
657,757		EMC Corp	16,292,641
3,097	*	FARO Technologies, Inc	79,500
1,110		FEI Co	80,419
40,091	*	Finisar Corp	509,156
3,309	*	GSI Group, Inc	40,899
645,011		HP, Inc	6,263,057
64,574		Ingram Micro, Inc (Class A)	1,820,987
2,970	*	Insight Enterprises, Inc	70,181
5,777		InterDigital, Inc	260,196
11,694	*	IPG Photonics Corp	945,226
350	*	Itron, Inc	11,536
16,051		Jabil Circuit, Inc	319,575
20,384		Lexmark International, Inc (Class A)	575,033
212		Littelfuse, Inc	21,603
6,814		Methode Electronics, Inc	177,573
78,575		Motorola, Inc	5,246,453
417		National Instruments Corp	11,884
18,944	*	Netgear, Inc	707,937
500	*	OSI Systems, Inc	27,410
281	*	Plexus Corp	9,821
40,750	*	QLogic Corp	522,415
370,613		Qualcomm, Inc	16,803,593
39,417	*,e	Quantum Corp	18,731
5,980	*	RealD, Inc	62,132
610	*	Rofin-Sinar Technologies, Inc	15,549
38,276		SanDisk Corp	2,706,113
12,991	*	Scansource, Inc	407,658
8,832	*	Sonus Networks, Inc	52,992
22,364	*	Super Micro Computer, Inc	666,000
502		SYNNEX Corp	42,143
11,298	*	Tech Data Corp	704,995
3,218	*	TTM Technologies, Inc	18,761
12,928	*	Universal Display Corp	634,765
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,426,686

TELECOMMUNICATION SERVICES - 2.1%
25,707	*	Boingo Wireless, Inc	156,813
373,371		CenturyTel, Inc	9,491,091
58,198	*	Cincinnati Bell, Inc	188,561
2,650		Consolidated Communications Holdings, Inc	53,106
3,579	*,e	Fairpoint Communications, Inc	53,685
16,965	*	General Communication, Inc (Class A)	307,406
3,026		IDT Corp (Class B)	38,430
10,911	*	inContact, Inc	94,380
67,259	*,e	Iridium Communications, Inc	468,123
34,387	*	Level 3 Communications, Inc	1,678,429
3,379		Lumos Networks Corp	39,129
835,162	*,e	Sprint Corp	2,522,189
724,333		Verizon Communications, Inc	36,194,920
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

100,781	*	Vonage Holdings Corp	$517,007
		TOTAL TELECOMMUNICATION SERVICES	51,803,269

TRANSPORTATION - 2.7%
158		Allegiant Travel Co	25,354
310		Arkansas Best Corp	6,364
42,330	*	Avis Budget Group, Inc	1,112,009
490		CH Robinson Worldwide, Inc	31,737
263,863		CSX Corp	6,074,126
152,360		Delta Air Lines, Inc	6,748,025
4,220	*	Echo Global Logistics, Inc	92,882
8		Expeditors International of Washington, Inc	361
1,000	*	Hertz Global Holdings, Inc	9,080
180		Landstar System, Inc	10,334
103,126		Norfolk Southern Corp	7,270,383
9		Ryder System, Inc	479
357,983		Southwest Airlines Co	13,467,321
176,809		Union Pacific Corp	12,730,248
208,521		United Parcel Service, Inc (Class B)	19,434,157
		TOTAL TRANSPORTATION	67,012,860

UTILITIES - 3.4%
12,632		American Water Works Co, Inc	819,943
91,114		Centerpoint Energy, Inc	1,628,207
10,739		Chesapeake Utilities Corp	676,235
180,018		Consolidated Edison, Inc	12,491,449
212,848		Duke Energy Corp	16,027,454
136,459		Eversource Energy	7,341,494
10,413		ITC Holdings Corp	415,479
16,882		MGE Energy, Inc	817,933
13,718		New Jersey Resources Corp	483,148
160,390		NextEra Energy, Inc	17,917,167
2,044		Northwest Natural Gas Co	106,186
290	e	Ormat Technologies, Inc	10,266
179,143		Pepco Holdings, Inc	4,779,535
68,824		Piedmont Natural Gas Co, Inc	4,077,134
8,480		Pinnacle West Capital Corp	562,309
12,539		Public Service Enterprise Group, Inc	517,861
103,815		Sempra Energy	9,836,471
37,448		South Jersey Industries, Inc	930,957
26,660		TECO Energy, Inc	723,019
10,048		Unitil Corp	389,360
1,260		Vectren Corp	52,719
14,686		WEC Energy Group, Inc	811,108
14,518		WGL Holdings, Inc	969,657
38,029		Xcel Energy, Inc	1,453,468
		TOTAL UTILITIES	83,838,559

		TOTAL COMMON STOCKS	2,448,662,629
		(Cost $2,054,873,674)
74

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.2%
$5,000,000	Federal Home Loan Bank (FHLB)	0.250%	02/08/16	$4,999,745
	TOTAL GOVERNMENT AGENCY DEBT			4,999,745

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
GOVERNMENT AGENCY DEBT - 0.6%
15,000,000	Federal National Mortgage Association (FNMA)	0.207	02/02/16	14,999,914
	TOTAL GOVERNMENT AGENCY DEBT			14,999,914

TREASURY DEBT - 1.5%
14,000,000	United States Treasury Bill	0.240	02/04/16	13,999,720
18,000,000	United States Treasury Bill	0.233	03/17/16	17,994,757
5,000,000	United States Treasury Bill	0.210	03/31/16	4,998,279
	TOTAL TREASURY DEBT			36,992,756

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			51,992,670
	TOTAL SHORT-TERM INVESTMENTS			56,992,415
	(Cost $56,992,427)

	TOTAL INVESTMENTS - 102.0%			2,505,655,044
	(Cost $2,111,866,101)
	OTHER ASSETS & LIABILITIES, NET - (2.0)%			(48,098,622)
	NET ASSETS - 100.0%			$2,457,556,422

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,816,527.
75

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.9%
2,207		Delphi Automotive plc	$143,323
18,528		Ford Motor Co	221,224
1,721		Harley-Davidson, Inc	68,840
4,681		Johnson Controls, Inc	167,907
865	*	Tesla Motors, Inc	165,388
		TOTAL AUTOMOBILES & COMPONENTS	766,682

BANKS - 4.2%
147		1st Source Corp	4,442
290		Ameris Bancorp	8,390
277		Apollo Residential Mortgage	3,005
101		Arrow Financial Corp	2,780
420		Bank Mutual Corp	3,310
673		Bank of the Ozarks, Inc	29,841
783		BankUnited	26,387
189		Banner Corp	7,843
5,656		BB&T Corp	184,725
626	*	Beneficial Bancorp, Inc	8,107
125		Berkshire Hills Bancorp, Inc	3,472
756		Boston Private Financial Holdings, Inc	7,825
160		Bryn Mawr Bank Corp	4,197
95		Capital Bank Financial Corp	2,893
290		Cardinal Financial Corp	5,530
285		Cathay General Bancorp	7,980
409		Centerstate Banks of Florida, Inc	5,804
1,317		CIT Group, Inc	38,654
327		CoBiz, Inc	3,594
1,579		Comerica, Inc	54,160
241	*	Customers Bancorp, Inc	6,049
732		EverBank Financial Corp	10,299
231	*	FCB Financial Holdings, Inc	7,766
94		Federal Agricultural Mortgage Corp (Class C)	3,065
171		First Bancorp (NC)	3,206
379		First Commonwealth Financial Corp	3,309
152		First Community Bancshares, Inc	2,820
166		First Financial Bancorp	2,656
177		First Interstate Bancsystem, Inc	4,770
160		First Merchants Corp	3,658
3,197		First Niagara Financial Group, Inc	31,299
572		Glacier Bancorp, Inc	13,493
272		Heritage Financial Corp	4,926
166	*	HomeTrust Bancshares, Inc	3,071
2,655		Investors Bancorp, Inc	31,037
7,774		Keycorp	86,758
76

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

341		Lakeland Bancorp, Inc	$3,823
429		LegacyTexas Financial Group, Inc	8,378
1,454		M&T Bank Corp	160,202
649	*	MGIC Investment Corp	4,296
270		National Bank Holdings Corp	5,316
989		National Penn Bancshares, Inc	11,275
4,415		New York Community Bancorp, Inc	68,344
385		OFG Bancorp	2,164
90		Opus Bank	2,969
1,020		PacWest Bancorp	37,444
165		Peoples Bancorp, Inc	2,831
2,833		People’s United Financial, Inc	40,710
211	*	PHH Corp	2,591
2,626		PNC Financial Services Group, Inc	227,543
894		Popular, Inc	22,475
107		Southside Bancshares, Inc	2,411
151		State Bank & Trust Co	2,908
135		Stock Yards Bancorp, Inc	5,276
570		TFS Financial Corp	9,946
301	*	The Bancorp, Inc	1,354
415		TowneBank	7,914
205		Trico Bancshares	5,230
192	*	Tristate Capital Holdings, Inc	2,285
2,034		Umpqua Holdings Corp	29,452
344		Union Bankshares Corp	7,902
450		United Financial Bancorp, Inc (New)	5,085
177		Univest Corp of Pennsylvania	3,483
6,774		US Bancorp	271,366
1,760		Valley National Bancorp	15,488
229	*	Walker & Dunlop, Inc	5,487
337	*	Walter Investment Management Corp	3,333
62		Washington Trust Bancorp, Inc	2,447
680	*	Western Alliance Bancorp	22,154
635		Wilshire Bancorp, Inc	6,725
1,850		Zions Bancorporation	41,958
		TOTAL BANKS	1,683,686

CAPITAL GOODS - 7.5%
2,197		3M Co	331,747
143		Advanced Drainage Systems, Inc	3,229
642	*	Aecom Technology Corp	17,616
265		Aircastle Ltd	4,550
504		Allegion plc	30,522
1,510		Ametek, Inc	71,045
117		Argan, Inc	3,524
211	*	Beacon Roofing Supply, Inc	8,545
438	*	Builders FirstSource, Inc	3,517
3,307		Caterpillar, Inc	205,828
810		Chicago Bridge & Iron Co NV	31,444
1,609		Cummins, Inc	144,633
2,783		Danaher Corp	241,147
2,541		Deere & Co	195,682
77

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,444		Dover Corp	$84,402
3,669		Eaton Corp	185,321
209	*	Esterline Technologies Corp	16,450
1,362		Fastenal Co	55,243
1,300		Fluor Corp	58,357
337	*	Furmanite Corp	1,766
402		GATX Corp	16,474
358		Granite Construction, Inc	13,830
281		H&E Equipment Services, Inc	3,274
829		Hexcel Corp	34,304
2,257		Illinois Tool Works, Inc	203,288
2,366		Ingersoll-Rand plc	121,778
822		ITT Corp	26,674
115		Kaman Corp	4,582
439		Kennametal, Inc	7,770
73		Lincoln Electric Holdings, Inc	3,887
3,174		Masco Corp	83,762
119	*	Middleby Corp	10,753
88	*	MYR Group, Inc	1,761
217	*	Navistar International Corp	1,578
925	*	NOW, Inc	12,543
852		Parker Hannifin Corp	82,780
1,359		Pentair plc	64,036
1,497	*	Plug Power, Inc	2,799
858		Precision Castparts Corp	201,587
1,203		Rockwell Automation, Inc	114,971
1,212		Rockwell Collins, Inc	98,027
892		Roper Industries, Inc	156,698
141		TAL International Group, Inc	1,590
860	*	United Rentals, Inc	41,203
204		Valmont Industries, Inc	21,744
33		W.W. Grainger, Inc	6,491
494		Woodward Governor Co	22,818
		TOTAL CAPITAL GOODS	3,055,570

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
456		Acacia Research (Acacia Technologies)	1,705
949	*	ACCO Brands Corp	5,760
1,074	*	Copart, Inc	35,990
212		Deluxe Corp	11,851
1,064		Equifax, Inc	112,571
229		Exponent, Inc	11,750
165		Heidrick & Struggles International, Inc	4,349
521	*	IHS, Inc (Class A)	54,507
154		KAR Auction Services, Inc	5,147
104		Kforce, Inc	2,319
270		Manpower, Inc	20,615
285		Matthews International Corp (Class A)	14,224
111		McGrath RentCorp	2,710
145	*	Mistras Group, Inc	3,276
417	*	Navigant Consulting, Inc	6,584
220	*	On Assignment, Inc	8,503
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,816		Pitney Bowes, Inc	$35,557
1,725		R.R. Donnelley & Sons Co	24,098
500	*	RPX Corp	5,790
3,735		Tyco International plc	128,447
181		Viad Corp	5,334
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	501,087

CONSUMER DURABLES & APPAREL - 1.7%
848		Hasbro, Inc	62,989
544	*	Kate Spade & Co	9,689
3,101		Mattel, Inc	85,556
132	*	Michael Kors Holdings Ltd	5,267
144		Movado Group, Inc	3,701
1,521		Newell Rubbermaid, Inc	58,984
4,938		Nike, Inc (Class B)	306,206
72		Tupperware Corp	3,343
407	*	Under Armour, Inc (Class A)	34,770
1,696		VF Corp	106,170
		TOTAL CONSUMER DURABLES & APPAREL	676,675

CONSUMER SERVICES - 3.2%
55	*	Ascent Media Corp (Series A)	626
4,484		Hilton Worldwide Holdings, Inc	79,860
781	*	LifeLock, Inc	9,356
1,873		Marriott International, Inc (Class A)	114,777
238		Marriott Vacations Worldwide Corp	11,755
3,043		McDonald’s Corp	376,662
4,055	*	MGM Resorts International	81,424
1,586		Royal Caribbean Cruises Ltd	129,989
1,542		Service Corp International	37,301
850	*	ServiceMaster Global Holdings, Inc	35,879
655		Six Flags Entertainment Corp	32,927
5,314		Starbucks Corp	322,932
778		Starwood Hotels & Resorts Worldwide, Inc	48,423
134		Wyndham Worldwide Corp	8,697
		TOTAL CONSUMER SERVICES	1,290,608

DIVERSIFIED FINANCIALS - 5.9%
4,439	*	Ally Financial, Inc	70,358
3,857		American Express Co	206,350
1,609		Ameriprise Financial, Inc	145,856
5,776		Bank of New York Mellon Corp	209,207
679		BlackRock, Inc	213,383
6,945		Charles Schwab Corp	177,306
2,237		CME Group, Inc	200,994
71	*	Credit Acceptance Corp	12,706
3,694		Discover Financial Services	169,148
237	*	Encore Capital Group, Inc	5,432
316		Factset Research Systems, Inc	47,621
3,467		Franklin Resources, Inc	120,166
195	*	Green Dot Corp	3,465
778		IntercontinentalExchange Group, Inc	205,236
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

436		Invesco Ltd	$13,050
80		Morningstar, Inc	6,433
1,002		NASDAQ OMX Group, Inc	62,124
2,139		Northern Trust Corp	132,789
3,008		State Street Corp	167,636
1,114		T Rowe Price Group, Inc	79,038
2,369		TD Ameritrade Holding Corp	65,337
29		Virtus Investment Partners, Inc	2,552
1,627		Voya Financial, Inc	49,754
806		WisdomTree Investments, Inc	9,672
		TOTAL DIVERSIFIED FINANCIALS	2,375,613

ENERGY - 2.1%
490		Archrock, Inc	2,940
535		Atwood Oceanics, Inc	3,280
3,879		Baker Hughes, Inc	168,775
288		Bristow Group, Inc	6,699
240	*	C&J Energy Services Ltd	590
1,769	*	Cameron International Corp	116,153
83		CARBO Ceramics, Inc	1,374
635	*	Clean Energy Fuels Corp	1,702
512		Delek US Holdings, Inc	8,714
336	*	Dril-Quip, Inc	19,703
2,091		Ensco plc	20,450
2,049	*	FMC Technologies, Inc	51,532
328		Green Plains Renewable Energy, Inc	6,216
241	*	Matrix Service Co	4,569
1,974	*	McDermott International, Inc	5,448
3,596		National Oilwell Varco, Inc	117,014
114	*	Natural Gas Services Group, Inc	2,157
881		Oceaneering International, Inc	29,822
460	*	Oil States International, Inc	12,986
1,863		Oneok, Inc	46,407
863		PBF Energy, Inc	30,196
108	*	RigNet, Inc	1,576
151	*	SEACOR Holdings, Inc	6,948
348		Tesco Corp	2,366
1,166		Tesoro Corp	101,733
688	*	Tetra Technologies, Inc	4,259
442		US Silica Holdings Inc	8,243
6,914	*	Weatherford International Ltd	46,600
597		Western Refining, Inc	19,641
606		World Fuel Services Corp	23,604
		TOTAL ENERGY	871,697

FOOD & STAPLES RETAILING - 1.0%
5,506		Kroger Co	213,688
82		Pricesmart, Inc	6,278
4,589		Sysco Corp	182,688
		TOTAL FOOD & STAPLES RETAILING	402,654
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.9%
1,240		Bunge Ltd	$76,892
1,350		Campbell Soup Co	76,153
2,012		Coca-Cola Enterprises, Inc	93,397
3,789		ConAgra Foods, Inc	157,774
582	*	Darling International, Inc	5,232
1,701		Dr Pepper Snapple Group, Inc	159,622
3,656		General Mills, Inc	206,601
1,226		Hormel Foods Corp	98,583
904		J.M. Smucker Co	116,001
2,303		Kellogg Co	169,132
1,192		Keurig Green Mountain, Inc	106,386
3,066		Kraft Heinz Co	239,332
434		McCormick & Co, Inc	38,179
1,753		Mead Johnson Nutrition Co	127,075
6,515		Mondelez International, Inc	280,796
4,312		PepsiCo, Inc	428,182
258	*	WhiteWave Foods Co (Class A)	9,740
		TOTAL FOOD, BEVERAGE & TOBACCO	2,389,077

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
365	*	Acadia Healthcare Co, Inc	22,276
251		Aceto Corp	5,735
166	*	Air Methods Corp	6,464
432	*	Allscripts Healthcare Solutions, Inc	5,953
244	*	Amedisys, Inc	8,723
1,898		AmerisourceBergen Corp	169,985
428	*	AMN Healthcare Services, Inc	12,057
279	*	Amsurg Corp	20,420
1,503		Anthem, Inc	196,126
345	*	athenahealth, Inc	48,921
255	*	AtriCure, Inc	4,457
1,375		Becton Dickinson & Co	199,884
785	*	Brookdale Senior Living, Inc	12,780
125	*	Capital Senior Living Corp	2,291
2,340		Cardinal Health, Inc	190,406
285	*	Cardiovascular Systems, Inc	2,408
900	*	Centene Corp	55,854
2,728	*	Cerner Corp	158,251
859	*	Cerus Corp	4,664
1,479		Cigna Corp	197,594
102		Computer Programs & Systems, Inc	5,358
757		Dentsply International, Inc	44,580
1,922	*	Edwards Lifesciences Corp	150,320
1,172	*	Envision Healthcare Holdings, Inc	25,901
118	*	ExamWorks Group, Inc	3,240
376	*	GenMark Diagnostics, Inc	1,989
107	*	HealthStream, Inc	2,343
636	*	Henry Schein, Inc	96,316
2,253	*	Hologic, Inc	76,467
1,118		Humana, Inc	181,999
84	*	Idexx Laboratories, Inc	5,892
188	*	Laboratory Corp of America Holdings	21,122
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

99	*	LDR Holding Corp	$1,819
54	*	LHC Group, Inc	2,048
187	*	Merit Medical Systems, Inc	3,095
304	*	Omnicell, Inc	8,509
487	*	OraSure Technologies, Inc	2,664
274	*	PharMerica Corp	8,135
57	*	Providence Service Corp	2,531
432		Quality Systems, Inc	5,664
511		Resmed, Inc	28,974
419	*	Sirona Dental Systems, Inc	44,535
180	*	Spectranetics Corp	2,169
347	*	Staar Surgical Co	2,266
91	*	Surgical Care Affiliates, Inc	3,883
445	*	Team Health Holdings, Inc	18,187
102	*	Triple-S Management Corp (Class B)	2,274
51		US Physical Therapy, Inc	2,609
435	*	Wright Medical Group NV	8,678
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,088,816

HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
991		Clorox Co	127,889
3,942		Colgate-Palmolive Co	266,203
1,861		Estee Lauder Cos (Class A)	158,650
1,810		Kimberly-Clark Corp	232,440
7,106		Procter & Gamble Co	580,489
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,365,671

INSURANCE - 4.8%
2,136		ACE Ltd	241,518
3,302		Aflac, Inc	191,384
721		Allied World Assurance Co Holdings Ltd	26,381
1,557		Arthur J. Gallagher & Co	58,606
464		Aspen Insurance Holdings Ltd	21,581
764		Axis Capital Holdings Ltd	41,187
470		Endurance Specialty Holdings Ltd	29,107
29	*	Enstar Group Ltd	4,627
820		First American Financial Corp	28,183
3,823		Hartford Financial Services Group, Inc	153,608
311		Horace Mann Educators Corp	9,554
329		Kemper Corp	11,370
2,803		Loews Corp	103,739
3,687		Marsh & McLennan Cos, Inc	196,628
442		PartnerRe Ltd	62,057
2,456		Principal Financial Group	93,328
5,342		Progressive Corp	166,938
2,717		Prudential Financial, Inc	190,407
614		Reinsurance Group of America, Inc (Class A)	51,717
349		RenaissanceRe Holdings Ltd	39,315
93		Stewart Information Services Corp	3,298
1,934		Travelers Cos, Inc	207,015
		TOTAL INSURANCE	1,931,548
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.6%
270		A. Schulman, Inc	$6,836
1,028		Albemarle Corp	54,114
474		Aptargroup, Inc	34,555
786		Avery Dennison Corp	47,860
288		Balchem Corp	16,168
1,241		Ball Corp	82,936
356		Bemis Co, Inc	17,042
180		Brush Engineered Materials, Inc	4,408
1,380		Celanese Corp (Series A)	87,865
1,856		Ecolab, Inc	200,207
632	*	Ferro Corp	5,871
477	*	Flotek Industries, Inc	3,186
255		Greif, Inc (Class A)	6,740
88		Innophos Holdings, Inc	2,350
741		International Flavors & Fragrances, Inc	86,667
3,010		International Paper Co	102,972
270	*	Kraton Polymers LLC	3,964
462	*	Louisiana-Pacific Corp	7,263
3,212		Mosaic Co	77,409
211		Myers Industries, Inc	2,403
675		PolyOne Corp	18,265
1,985		PPG Industries, Inc	188,813
56		Quaker Chemical Corp	4,201
560		Royal Gold, Inc	16,682
229		Schnitzer Steel Industries, Inc (Class A)	3,080
1,815		Sealed Air Corp	73,562
718		Sherwin-Williams Co	183,571
146		Stepan Co	6,564
102	*	Trinseo S.A.	2,427
615		Valspar Corp	48,173
2,256		WestRock Co	79,592
		TOTAL MATERIALS	1,475,746

MEDIA - 3.2%
220	*	Carmike Cinemas, Inc	4,880
695	*	Charter Communications, Inc	119,095
877		Cinemark Holdings, Inc	25,863
1,178	*	Discovery Communications, Inc (Class A)	32,501
2,469	*	Discovery Communications, Inc (Class C)	67,182
229	*	Entercom Communications Corp (Class A)	2,402
574		Entravision Communications Corp (Class A)	4,282
522	*	Gray Television, Inc	6,864
139		John Wiley & Sons, Inc (Class A)	5,810
185	*	Liberty Broadband Corp (Class A)	8,806
549	*	Liberty Broadband Corp (Class C)	25,803
863	*	Media General, Inc	14,015
56		Meredith Corp	2,369
586		New York Times Co (Class A)	7,747
329		Regal Entertainment Group (Class A)	5,675
349		Scripps Networks Interactive (Class A)	21,279
572		Sinclair Broadcast Group, Inc (Class A)	18,876
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,306		Time Warner Cable, Inc	$237,705
3,582		Time Warner, Inc	252,316
4,615		Walt Disney Co	442,209
		TOTAL MEDIA	1,305,679

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
690	*	Acadia Pharmaceuticals, Inc	14,276
2,517		Agilent Technologies, Inc	94,765
677	*	Akorn, Inc	17,595
1,033	*	Alexion Pharmaceuticals, Inc	150,746
2,359		Amgen, Inc	360,290
1,507	*	Ariad Pharmaceuticals, Inc	7,565
829	*	Biogen Idec, Inc	226,367
302	*	BioMarin Pharmaceutical, Inc	22,354
37	*	Bluebird Bio, Inc	1,530
5,389		Bristol-Myers Squibb Co	334,980
251	*	Bruker BioSciences Corp	5,605
282	*	Cambrex Corp	9,769
2,812	*	Celgene Corp	282,100
275	*	Cempra, Inc	4,738
306	*	Cepheid, Inc	9,012
496	*	Depomed, Inc	7,609
122	*	Fluidigm Corp	819
4,211		Gilead Sciences, Inc	349,513
367	*	Immunogen, Inc	3,116
868	*	Immunomedics, Inc	1,632
641	*	Inovio Pharmaceuticals, Inc	4,282
238	*	Intra-Cellular Therapies, Inc	8,825
6,643		Johnson & Johnson	693,795
222	*	Kite Pharma, Inc	10,543
8,213		Merck & Co, Inc	416,153
1,184	*	Nektar Therapeutics	16,150
286	*	Opko Health, Inc	2,299
339		PerkinElmer, Inc	16,380
452	*	Prestige Brands Holdings, Inc	21,099
282	*	Prothena Corp plc	10,984
227	*	Quintiles Transnational Holdings, Inc	13,808
281	*	Relypsa, Inc	5,294
47	*	Sage Therapeutics, Inc	1,578
297	*	Sangamo Biosciences, Inc	1,797
370	*	Sarepta Therapeutics, Inc	4,396
224	*	Sucampo Pharmaceuticals, Inc (Class A)	2,834
153	*	Tetraphase Pharmaceuticals, Inc	832
220	*	Theravance Biopharma, Inc	3,612
1,799		Thermo Electron Corp	237,576
1,184	*	Vertex Pharmaceuticals, Inc	107,448
421	*	Waters Corp	51,029
507	*	Xenoport, Inc	2,520
4,082		Zoetis Inc	175,730
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,713,345
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 5.5%
114	*	Altisource Portfolio Solutions S.A.	$3,295
2,354		American Tower Corp	222,076
8,688		Annaly Capital Management, Inc	82,536
243		Apollo Commercial Real Estate Finance, Inc	3,864
1,051		AvalonBay Communities, Inc	180,236
374		Boston Properties, Inc	43,463
1,430		Chimera Investment Corp	17,718
219		Coresite Realty	14,047
2,391		Crown Castle International Corp	206,104
1,197		CYS Investments, Inc	8,247
521		Equinix, Inc	161,807
2,491		Equity Residential	192,031
1,542	*	Forest City Realty Trust, Inc	30,377
3,523		HCP, Inc	126,617
822		Host Marriott Corp	11,385
898		Iron Mountain, Inc	24,731
364	*	iStar Financial, Inc	3,800
827		Kennedy-Wilson Holdings, Inc	16,772
1,682		NorthStar Realty Finance Corp	19,965
4,649		Prologis, Inc	183,496
1,360		Simon Property Group, Inc	253,341
2,774		Two Harbors Investment Corp	21,082
2,215		Ventas, Inc	122,534
2,793		Welltower, Inc	173,780
4,507		Weyerhaeuser Co	115,424
		TOTAL REAL ESTATE	2,238,728

RETAILING - 2.8%
254	*	AutoZone, Inc	194,917
495		Best Buy Co, Inc	13,825
690	*	Carmax, Inc	30,484
198		DSW, Inc (Class A)	4,754
163	*	FTD Cos, Inc	4,026
811		GameStop Corp (Class A)	21,256
99		Gap, Inc	2,447
4,420	*	Groupon, Inc	12,023
73		Kirkland’s, Inc	864
515		Kohl’s Corp	25,621
142	*	Lands’ End, Inc	3,093
3,867		Lowe’s Companies, Inc	277,109
2,108	*	NetFlix, Inc	193,599
219		Nordstrom, Inc	10,753
123		Nutri/System, Inc	2,437
2,336	*	Office Depot, Inc	12,031
78		Outerwall, Inc	2,636
3,255		Ross Stores, Inc	183,126
335	*	Shutterfly, Inc	13,953
75		Signet Jewelers Ltd	8,700
264		Staples, Inc	2,355
473		Tiffany & Co	30,196
117		Tractor Supply Co	10,332
490	*	Ulta Salon Cosmetics & Fragrance, Inc	88,773
		TOTAL RETAILING	1,149,310
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
4,579	*	Advanced Micro Devices, Inc	$10,074
2,803		Analog Devices, Inc	150,970
9,699		Applied Materials, Inc	171,187
13,312		Intel Corp	412,938
242		Lam Research Corp	17,373
4,773		Nvidia Corp	139,801
659		Skyworks Solutions, Inc	45,418
392	*	SunPower Corp	9,973
4,709		Texas Instruments, Inc	249,247
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,206,981

SOFTWARE & SERVICES - 13.2%
2,598		Accenture plc	274,193
172	*	Actua Corp	1,627
2,523	*	Adobe Systems, Inc	224,875
669	*	Alphabet, Inc (Class A)	509,343
683	*	Alphabet, Inc (Class C)	507,435
378	*	Angie’s List, Inc	3,209
685	*	Ansys, Inc	60,410
737	*	Aspen Technology, Inc	23,908
2,035	*	Autodesk, Inc	95,279
2,655		Automatic Data Processing, Inc	220,604
358		Blackbaud, Inc	22,010
776		Booz Allen Hamilton Holding Co	21,953
1,064		Broadridge Financial Solutions, Inc	56,988
2,823		CA, Inc	81,105
2,225	*	Cadence Design Systems, Inc	43,521
232	*	Cimpress NV	18,217
1,469	*	Citrix Systems, Inc	103,506
3,487	*	Cognizant Technology Solutions Corp (Class A)	220,762
307	*	comScore, Inc	11,829
754		Convergys Corp	18,428
298		CSG Systems International, Inc	10,412
240		DST Systems, Inc	25,298
265	*	Ellie Mae, Inc	18,505
429	*	Euronet Worldwide, Inc	34,221
1,158	*	FireEye, Inc	16,316
821	*	FleetCor Technologies, Inc	100,852
628	*	Gartner, Inc	55,195
513	*	Glu Mobile, Inc	1,134
330		Heartland Payment Systems, Inc	30,386
73	*	Interactive Intelligence, Inc	1,743
234	*	Internap Network Services Corp	903
2,822		International Business Machines Corp	352,157
2,017		Intuit, Inc	192,644
430		j2 Global, Inc	31,179
619		Jack Henry & Associates, Inc	50,250
104	*	LogMeIn, Inc	5,433
664	*	Manhattan Associates, Inc	38,280
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

221		Mantech International Corp (Class A)	$6,371
288	*	Marketo, Inc	5,475
3,487		Mastercard, Inc (Class A)	310,448
812	*	Monster Worldwide, Inc	4,052
302	*	NetSuite, Inc	20,950
9,950		Oracle Corp	361,284
2,954		Paychex, Inc	141,378
309		Pegasystems, Inc	7,262
316	*	Perficient, Inc	6,020
207	*	PROS Holdings, Inc	2,542
705	*	QLIK Technologies, Inc	17,653
215	*	Qualys, Inc	5,588
259	*	Quotient Technology, Inc	1,572
332	*	RetailMeNot, Inc	3,021
443	*	RingCentral, Inc	9,666
762	*	Rovi Corp	14,829
3,213	*	Salesforce.com, Inc	218,677
248	*	Sciquest, Inc	3,157
526	*	ServiceSource International LLC	2,036
328	*	Silver Spring Networks, Inc	3,756
411	*	SolarWinds, Inc	24,639
611		Solera Holdings, Inc	33,153
150	*	SPS Commerce, Inc	9,792
118	*	Stamps.com, Inc	11,071
6,276		Symantec Corp	124,516
351	*	Tangoe, Inc	2,938
149		TeleTech Holdings, Inc	3,980
303	*	Tyler Technologies, Inc	47,589
218	*	Ultimate Software Group, Inc	38,287
142	*	Unisys Corp	1,394
125	*	Vasco Data Security International	1,938
362	*	Website Pros, Inc	6,816
3,907		Western Union Co	69,701
947	*	Workday, Inc	59,670
9,531		Xerox Corp	92,927
6,490	*	Yahoo!, Inc	191,520
		TOTAL SOFTWARE & SERVICES	5,349,778

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
181		Belden CDT, Inc	7,732
400	*	Calix Networks, Inc	3,072
15,234		Cisco Systems, Inc	362,417
10,459		Corning, Inc	194,642
364	*	Cray, Inc	14,338
346		Daktronics, Inc	2,778
406	*	Electronics for Imaging, Inc	16,800
9,506		EMC Corp	235,464
150	*	Fabrinet	3,737
146	*	GSI Group, Inc	1,805
16,125		HP, Inc	156,574
1,407		Ingram Micro, Inc (Class A)	39,677
147	*	IPG Photonics Corp	11,882
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

529		Lexmark International, Inc (Class A)	$14,923
1,532		Motorola, Inc	102,292
266	*	Netgear, Inc	9,940
163	*	Newport Corp	2,483
722	*	QLogic Corp	9,256
5,892		Qualcomm, Inc	267,143
321	*	Ruckus Wireless, Inc	2,700
1,917		SanDisk Corp	135,532
237	*	Scansource, Inc	7,437
305	*	Super Micro Computer, Inc	9,083
316	*	Tech Data Corp	19,718
362	*	Universal Display Corp	17,774
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,649,199

TELECOMMUNICATION SERVICES - 2.2%
327	*	Boingo Wireless, Inc	1,995
5,226		CenturyTel, Inc	132,845
1,811	*	Cincinnati Bell, Inc	5,868
418		Consolidated Communications Holdings, Inc	8,377
188	*	Fairpoint Communications, Inc	2,820
302	*	General Communication, Inc (Class A)	5,472
4,111	*	Globalstar, Inc	5,262
554	*	inContact, Inc	4,792
740	*	Iridium Communications, Inc	5,150
2,667	*	Level 3 Communications, Inc	130,176
400		Shenandoah Telecom Co	9,192
6,413	*	Sprint Corp	19,367
10,997		Verizon Communications, Inc	549,520
1,536	*	Vonage Holdings Corp	7,880
712		Windstream Holdings, Inc	4,108
		TOTAL TELECOMMUNICATION SERVICES	892,824

TRANSPORTATION - 2.5%
396	*	Avis Budget Group, Inc	10,403
7,564		CSX Corp	174,123
231	*	Echo Global Logistics, Inc	5,084
519	*	Genesee & Wyoming, Inc (Class A)	25,732
3,357	*	Hertz Global Holdings, Inc	30,482
995		Kansas City Southern Industries, Inc	70,526
2,317		Norfolk Southern Corp	163,348
3,541		Union Pacific Corp	254,952
2,864		United Parcel Service, Inc (Class B)	266,925
262	*	Wesco Aircraft Holdings, Inc	2,958
		TOTAL TRANSPORTATION	1,004,533

UTILITIES - 2.4%
1,606		American Water Works Co, Inc	104,246
1,580		Aqua America, Inc	49,818
2,565		Consolidated Edison, Inc	177,985
2,941		Edison International	181,754
2,929		Eversource Energy	157,580
312		MGE Energy, Inc	15,116
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES	COMPANY	VALUE

335	Ormat Technologies, Inc	$11,859
461	Pattern Energy Group, Inc	8,736
2,262	Pepco Holdings, Inc	60,350
2,002	Sempra Energy	189,690
404	Southwest Gas Corp	23,767
	TOTAL UTILITIES	980,901

	TOTAL COMMON STOCKS	40,366,408
	(Cost $43,321,903)

	TOTAL INVESTMENTS - 99.6%	40,366,408
	(Cost $43,321,903)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	153,283
	NET ASSETS - 100.0%	$40,519,691

*	Non-income producing
89

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 0.1%

CORPORATE BONDS - 0.1%

HONG KONG - 0.1%
$534,000	m	Asia Pacific Investment Partners	8.000%	04/29/16	$482,863
		TOTAL HONG KONG			482,863

		TOTAL CORPORATE BONDS			482,863
		(Cost $534,000)

		TOTAL BONDS			482,863
		(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 98.7%

ARGENTINA - 0.6%
125,254	*	Pampa Energia S.A. (ADR)			2,804,437
177,897		YPF S.A. (ADR) (Class D)			2,995,785
		TOTAL ARGENTINA			5,800,222

AUSTRALIA - 0.4%
890,391		Oil Search Ltd			4,184,204
		TOTAL AUSTRALIA			4,184,204

AUSTRIA - 0.8%
13,966		DO & CO AG. (Istanbul)			1,393,954
201,015	*	Erste Bank der Oesterreichischen Sparkassen AG.			5,806,640
		TOTAL AUSTRIA			7,200,594

BRAZIL - 3.9%
952,600		AMBEV S.A.			4,457,971
922,900		Banco Bradesco S.A. (Preference)			4,216,496
1,226,369		Banco Itau Holding Financeira S.A.			7,703,668
323,100		BB Seguridade Participacoes S.A.			1,875,359
529,544		Cielo S.A.			4,504,859
692,500		Empresa Brasileira de Aeronautica S.A.			4,998,410
1,019,300		Kroton Educacional S.A.			2,174,240
248,600		Linx S.A.			3,115,735
256,600		Ouro Fino Saude Animal Participacoes S.A.			2,313,952
		TOTAL BRAZIL			35,360,690

CANADA - 0.5%
217,377	*	Gran Tierra Energy, Inc			497,794
121,687	*	Imax Corp			3,779,598
		TOTAL CANADA			4,277,392
90

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CHILE - 0.4%
2,145,487		Parque Arauco S.A.	$3,341,234
		TOTAL CHILE	3,341,234

CHINA - 19.2%
100,215	*	Alibaba Group Holding Ltd (ADR)	6,717,411
4,672,000	e	Angang New Steel Co Ltd	2,044,408
11,977,000		Bank of China Ltd	4,689,844
2,826,000	e	Beijing Enterprises Water Group Ltd	1,410,189
3,545,500	e	China Aircraft Leasing Group Holdings Ltd	2,798,419
8,978,000	*,e,m	China Animal Healthcare Ltd	11,538
20,344,000		China Construction Bank	12,419,905
1,930,000		China Life Insurance Co Ltd	4,679,222
107,718	*	China Lodging Group Ltd (ADR)	2,989,174
1,636,000		China Mobile Hong Kong Ltd	17,970,109
2,928,200		China Overseas Land & Investment Ltd	8,555,044
7,458,000		China Power International Development Ltd	3,330,985
3,060,000	e	China Vanke Co Ltd	7,009,139
4,977,000		CNOOC Ltd	5,072,710
201,757	*	Ctrip.com International Ltd (ADR)	8,610,989
796,000		ENN Energy Holdings Ltd	3,589,196
23,780,834		Industrial & Commercial Bank of China	12,376,517
4,094,500	*	Intime Retail Group Co Ltd	3,121,969
280,839	*	JD.com, Inc (ADR)	7,310,239
3,913,000		KWG Property Holding Ltd	2,480,400
33,155		Netease.com (ADR)	5,176,822
2,384,500		Ping An Insurance Group Co of China Ltd	10,803,327
2,050,500		Tencent Holdings Ltd	38,522,110
11,626,000	e	Xinyi Solar Holdings Ltd	3,736,282
		TOTAL CHINA	175,425,948

GREECE - 0.5%
292,723		Hellenic Exchanges S.A.	1,434,732
229,481		Hellenic Telecommunications Organization S.A.	1,998,068
128,286		Motor Oil Hellas Corinth Refineries S.A.	1,382,234
		TOTAL GREECE	4,815,034

HONG KONG - 4.1%
1,467,800		AIA Group Ltd	8,160,177
22,290	*,m	Asia Pacific Investment Partners Limited	136,557
3,734,000	e	China Gas Holdings Ltd	4,770,339
838,206	*,e,m	China Metal Recycling Holdings Ltd	1,077
22,290	*,m	Mongolian Metals Corporation	0
6,030,000	e	PAX Global Technology Ltd	6,112,567
1,850,800		Sands China Ltd	6,464,370
4,836,254	*,e	Summit Ascent Holdings Ltd	1,145,665
1,705,500		Techtronic Industries Co	6,471,006
27,740,000		Tongda Group Holdings Ltd	4,444,461
		TOTAL HONG KONG	37,706,219

HUNGARY - 0.7%
290,851		OTP Bank	6,187,209
		TOTAL HUNGARY	6,187,209
91

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INDIA - 11.8%
238,586		Apollo Hospitals Enterprise Ltd	$5,200,245
785,872	*	Arvind Ltd	3,808,914
199,156		Bharat Electronics Ltd	3,635,605
683,085	*	Bharti Infratel Ltd	3,658,184
467,554		Cipla Ltd	4,053,994
325,913		Havells India Ltd	1,431,733
394,307		HDFC Bank Ltd	6,149,946
25,890		HDFC Bank Ltd (ADR)	1,561,944
260,849		Housing Development Finance Corp	4,566,228
1,292,181		ICICI Bank Ltd	4,401,063
471,921		IndusInd Bank Ltd	6,497,239
505,068		Infosys Technologies Ltd	8,682,368
129,938	*,g	InterGlobe Aviation Ltd	1,674,440
1,161,478		IRB Infrastructure Developers Ltd	4,209,594
51,034		Maruti Suzuki India Ltd	3,093,008
1,244,992	*	Mundra Port and Special Economic Zone Ltd	3,925,356
2,568,114	*	Nagarjuna Construction Co	2,472,532
1,039,668	*	Phoenix Mills Ltd	4,595,048
666,537		Reliance Industries Ltd	10,223,324
305,993		Shriram Transport Finance Co Ltd	3,825,099
511,347	*	Sobha Developers Ltd	2,189,247
206,593		Strides Arcolab Ltd	3,577,512
748,212	*	Sun Pharmaceutical Industries Ltd	9,684,774
450,178	*	Tata Motors Ltd	2,258,347
341,112		Tech Mahindra Ltd	2,534,245
		TOTAL INDIA	107,909,989

INDONESIA - 2.2%
3,074,500		Bank Rakyat Indonesia	2,535,625
3,136,000		PT Bank Mandiri Persero Tbk	2,214,649
816,300		PT Gudang Garam Tbk	3,480,770
7,401,500		PT Indofood Sukses Makmur Tbk	3,367,822
1,823,000		PT Matahari Department Store Tbk	2,140,179
26,682,600		PT Telekomunikasi Indonesia Persero Tbk	6,546,284
		TOTAL INDONESIA	20,285,329

KOREA, REPUBLIC OF - 15.2%
29,942		BGF retail Co Ltd	5,395,385
68,511	*	CJ E&M Corp	5,297,890
36,735		Cosmax, Inc	5,805,165
25,060		Cuckoo Electronics Co Ltd	5,003,182
103,040	m	Hanon Systems	4,608,042
183,987		Hyundai Marine & Fire Insurance Co Ltd	4,981,398
14,348		Hyundai Mobis	3,117,118
42,409		Hyundai Wia Corp	3,762,859
34,369	*	Innocean Worldwide, Inc	2,417,624
110,066		i-SENS Inc	3,552,739
196,339		Korea Electric Power Corp	8,618,939
31,166		LG Chem Ltd	7,798,684
92

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

15,260		LG Household & Health Care Ltd	$12,720,996
54,569		Maeil Dairy Industry Co Ltd	1,868,002
11,950		Medy-Tox, Inc	5,189,727
7,470		Naver Corp	3,938,704
50,618	*	Osstem Implant Co Ltd	3,509,417
104,978		Samsung Card Co	3,345,218
35,479		Samsung Electronics Co Ltd	34,324,238
21,303		SK C&C Co Ltd	4,213,386
29,453	*	SK Energy Co Ltd	3,254,956
77,687		Woongjin Coway Co Ltd	6,392,916
		TOTAL KOREA, REPUBLIC OF	139,116,585

MALAYSIA - 1.9%
1,743,900		IJM Corp BHD	1,452,256
6,098,250		Karex BHD	6,017,916
1,685,100		Tenaga Nasional BHD	5,528,246
3,310,100		Top Glove Corp BHD	4,329,971
		TOTAL MALAYSIA	17,328,389

MEXICO - 8.6%
2,159,600		Alfa S.A. de C.V. (Class A)	4,014,925
2,713,600		Alpek SAB de C.V.	3,485,928
7,897,300		America Movil S.A. de C.V. (Series L)	5,568,853
851,100	e	Banregio Grupo Financiero SAB de C.V.	3,997,475
1,768,900		Concentradora Fibra Danhos S.A. de C.V.	3,287,597
196,547	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	3,329,506
1,500,000		Credito Real SAB de C.V.	3,154,195
948,200		Fomento Economico Mexicano S.A. de C.V.	8,981,833
2,019,600	e	Gentera SAB de C.V.	3,612,125
445,300		Gruma SAB de C.V.	6,746,616
873,350		Grupo Aeroportuario del Centro Norte Sab de C.V.	4,063,459
1,419,380		Grupo Financiero Banorte S.A. de C.V.	7,405,325
2,403,600		Grupo Mexico S.A. de C.V. (Series B)	4,660,700
607,400		Grupo Televisa S.A.	3,218,883
377,200	e	Infraestructura Energetica ,NV SAB de C.V.	1,476,337
1,910,700		PLA Administradora Industrial S de RL de C.V.	3,052,864
1,244,922	*,m	Servicios Corporativos Javer SAPI de C.V.	1,303,418
2,423,746	*,e	Unifin Financiera SAPI de C.V. SOFOM ENR	7,091,740
		TOTAL MEXICO	78,451,779

NETHERLANDS - 0.2%
486,224		Steinhoff International Holdings NV	2,335,430
		TOTAL NETHERLANDS	2,335,430

PAKISTAN - 0.5%
1,152,400		Engro Chemical Pakistan Ltd	2,930,497
1,677,500		Maple Leaf Cement Factory Ltd	1,346,542
		TOTAL PAKISTAN	4,277,039

PHILIPPINES - 2.5%
4,053,600		Century Pacific Food, Inc	1,325,395
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,591,700		Concepcion Industrial Corp	$1,336,160
10,714,900		D&L Industries Inc	1,828,941
176,385		GT Capital Holdings, Inc	4,795,628
1,928,740		International Container Term Services, Inc	2,470,372
138,252		Philippine Stock Exchange, Inc	783,380
1,861,450		Robinsons Retail Holdings, Inc	2,319,029
10,528,475		SM Prime Holdings	4,709,406
877,257		Universal Robina	3,568,147
		TOTAL PHILIPPINES	23,136,458

POLAND - 0.5%
2,758,576	*	Globe Trade Centre S.A.	4,676,927
		TOTAL POLAND	4,676,927

ROMANIA - 0.3%
320,836		Fondul Proprietatea S.A. (ADR)	3,028,692
		TOTAL ROMANIA	3,028,692

RUSSIA - 2.9%
137,332		LUKOIL PJSC (ADR)	4,672,178
71,408		NovaTek OAO (GDR)	6,205,798
384,403		PhosAgro OAO (ADR)	4,555,175
1,255,753		Sberbank of Russian Federation (ADR)	6,952,546
216,286	*	X 5 Retail Group NV (GDR)	4,001,291
		TOTAL RUSSIA	26,386,988

SINGAPORE - 0.7%
2,829,900	e	First Resources Ltd	3,485,823
1,641,500		Petra Foods Ltd	2,650,182
		TOTAL SINGAPORE	6,136,005

SOUTH AFRICA - 4.2%
552,309	*,e	Brait S.A.	5,756,479
1,799,313		Gold Fields Ltd	6,174,463
211,588		Naspers Ltd (N Shares)	26,739,015
		TOTAL SOUTH AFRICA	38,669,957

SRI LANKA - 0.2%
1,905,079		John Keells Holdings plc	2,048,048
		TOTAL SRI LANKA	2,048,048

TAIWAN - 8.0%
8,085,000		Advanced Semiconductor Engineering, Inc	8,684,664
814,000		Catcher Technology Co Ltd	6,056,406
239,000		Eclat Textile Co Ltd	3,405,557
1,947,000		Far EasTone Telecommunications Co Ltd	4,024,005
121,000		Hermes Microvision, Inc	2,996,897
3,115,700		Hon Hai Precision Industry Co, Ltd	7,330,009
1,635,636		Hota Industrial Manufacturing Co Ltd	6,874,861
7,829,000		Taiwan Semiconductor Manufacturing Co Ltd	33,711,101
		TOTAL TAIWAN	73,083,500
94

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

THAILAND - 2.5%
41,056,400		Asia Aviation PCL (ADR)	$6,598,000
31,747,130		Beauty Community PCL (ADR)	4,654,902
2,188,400		Central Pattana PCL (ADR)	2,756,596
3,123,600		CP Seven Eleven PCL (ADR)	3,583,516
5,628,431		Minor International PCL (Foreign)	5,356,320
		TOTAL THAILAND	22,949,334

TURKEY - 1.9%
455,330		Aselsan Elektronik Sanayi Ve Ticaret AS	2,793,972
204,597		Coca-Cola Icecek AS	2,273,176
2,579,266		Emlak Konut Gayrimenkul Yatiri	2,258,846
399,842		Tofas Turk Otomobil Fabrik	2,765,115
189,227	*	Tupras Turkiye Petrol Rafine	4,810,094
1,023,530		Turkiye Garanti Bankasi AS	2,586,555
		TOTAL TURKEY	17,487,758

UNITED ARAB EMIRATES - 1.5%
264,981		DP World Ltd	4,677,071
1,119,703		Emirates Telecommunications Group Co PJSC	4,999,831
265,697		NMC Health plc	3,668,551
		TOTAL UNITED ARAB EMIRATES	13,345,453

UNITED STATES - 1.7%
78,566	*	Cognizant Technology Solutions Corp (Class A)	4,974,014
96,690	*	Luxoft Holding, Inc	7,259,485
47,154		Yum! Brands, Inc	3,412,535
		TOTAL UNITED STATES	15,646,034

VIETNAM - 0.3%
822,607	*	Mobile World Investment Corp	2,678,435
		TOTAL VIETNAM	2,678,435

		TOTAL COMMON STOCKS	903,276,875
		(Cost $955,399,254)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,614
		TOTAL PHILIPPINES	3,614

		TOTAL PREFERRED STOCKS	3,614
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
30,231	m	Banco Bradesco S.A.	6,803
		TOTAL BRAZIL	6,803
95

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

THAILAND - 0.0%
214,931		Minor International PCL	$26,105
		TOTAL THAILAND	26,105

		TOTAL RIGHTS / WARRANTS	32,908
		(Cost $0)

SHORT-TERM INVESTMENTS - 3.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
27,793,504	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	27,793,504
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	27,793,504
		TOTAL SHORT-TERM INVESTMENTS	27,793,504
		(Cost $27,793,504)

		TOTAL INVESTMENTS - 101.8%	931,589,764
		(Cost $983,730,815)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(16,238,842)
		NET ASSETS - 100.0%	$915,350,922

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,431,292.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2016, the aggregate value of these securities amounted to $1,674,440 or 0.2% of net assets.
m	Indicates a security that has been deemed illiquid.
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$219,137,830	24.0%
INFORMATION TECHNOLOGY	192,822,378	21.1
CONSUMER DISCRETIONARY	146,986,194	16.1
CONSUMER STAPLES	82,049,035	9.0
INDUSTRIALS	63,288,909	6.9
HEALTH CARE	45,092,420	4.9
TELECOMMUNICATION SERVICES	44,765,334	4.9
ENERGY	43,299,077	4.7
MATERIALS	34,826,415	3.8
UTILITIES	31,528,668	3.4
SHORT - TERM INVESTMENTS	27,793,504	3.0
OTHER ASSETS & LIABILITIES, NET	(16,238,842)	(1.8)

NET ASSETS	$915,350,922	100.0%

97

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 7.0%
769,850		Amcor Ltd	$7,341,262
118,354		AusNet Services	123,944
812,842		Australia & New Zealand Banking Group Ltd	14,110,118
141,116		BHP Billiton Ltd	1,549,730
510,871		BHP Billiton plc	4,960,624
280,861		Brambles Ltd	2,243,623
58,440		Challenger Financial Services Group Ltd	332,605
69,332		Commonwealth Bank of Australia	3,919,035
55,977		Computershare Ltd	417,916
79,315		CSL Ltd	5,908,100
45,873	e	Flight Centre Travel Group Ltd	1,281,977
524,818	e	Harvey Norman Holdings Ltd	1,673,516
974,068		Macquarie Goodman Group	4,265,173
140,572		Oil Search Ltd	660,588
1,786,059		Qantas Airways Ltd	4,966,688
3,122,861		Scentre Group	9,755,060
743,487	*	Tabcorp Holdings Ltd	2,444,183
1,344,232		Telstra Corp Ltd	5,416,385
17,881		Wesfarmers Ltd	539,523
257,835		Westpac Banking Corp	5,710,079
169,153		Woodside Petroleum Ltd	3,409,171
253,651	e	Woolworths Ltd	4,409,641
		TOTAL AUSTRALIA	85,438,941

AUSTRIA - 0.0%
77,055	*,e,m	Immoeast AG.	0
		TOTAL AUSTRIA	0

BELGIUM - 1.6%
32,895		Anheuser-Busch InBev NV	4,137,090
172,445		KBC Groep NV	9,882,267
63,495	e	Solvay S.A.	5,260,118
		TOTAL BELGIUM	19,279,475

CHINA - 0.1%
2,438,300		Yangzijiang Shipbuilding	1,606,516
		TOTAL CHINA	1,606,516

DENMARK - 2.3%
2,622		AP Moller - Maersk AS (Class A)	3,314,123
5,236		AP Moller - Maersk AS (Class B)	6,736,757
116,784		Novo Nordisk AS	6,524,536
170,753		Vestas Wind Systems AS	11,173,102
		TOTAL DENMARK	27,748,518
98

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.0%
102,291		Elisa Oyj (Series A)	$3,704,893
45,608		Nokian Renkaat Oyj	1,550,682
3,723		Orion Oyj (Class B)	122,830
397,693		UPM-Kymmene Oyj	6,481,131
		TOTAL FINLAND	11,859,536

FRANCE - 9.1%
78,907		Atos Origin S.A.	6,237,878
571,685		AXA S.A.	14,127,896
124,738		Cap Gemini S.A.	11,398,651
29,433		Christian Dior S.A.	4,977,902
17,319		European Aeronautic Defence and Space Co	1,089,297
144,861		Eutelsat Communications	4,681,830
2,723		L’Oreal S.A.	465,428
929,992		Natixis	4,550,063
190,654		Sanofi-Aventis	15,854,913
103,771		SCOR SE	3,617,274
101,434		Societe Generale	3,869,463
357,767		Total S.A.	15,892,332
199,266		Vinci S.A.	13,499,715
513,763	e	Vivendi Universal S.A.	11,169,249
		TOTAL FRANCE	111,431,891

GERMANY - 8.2%
103,752		Allianz AG.	16,790,841
197,505		BASF SE	13,164,336
33,285		Bayer AG.	3,746,101
9,307		Bayerische Motoren Werke AG.	775,134
45,645		Continental AG.	9,578,481
220,274		Daimler AG. (Registered)	15,422,207
210,004	*	Deutsche Lufthansa AG.	3,079,427
148,209		Deutsche Telekom AG.	2,580,743
203,401		Deutsche Wohnen AG.	5,362,480
141,082		Evonik Industries AG.	4,355,510
46,180		Fresenius SE	3,064,404
52,370		Hannover Rueckversicherung AG.	5,511,817
237,514		Metro AG.	6,730,005
28,169		SAP AG.	2,244,645
18,563		Siemens AG.	1,779,259
68,477		United Internet AG.	3,543,920
22,727	e	Volkswagen AG.	2,983,320
		TOTAL GERMANY	100,712,630

HONG KONG - 2.9%
843,200		AIA Group Ltd	4,687,738
2,562,500		BOC Hong Kong Holdings Ltd	6,821,666
827,500		Cheung Kong Property Holdings Ltd	4,485,329
27,840		CK Hutchison Holdings Ltd	347,852
788,000		CLP Holdings Ltd	6,619,295
99

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

855,000		Hang Lung Properties Ltd	$1,577,156
9,800	e	Melco Crown Entertainment Ltd (ADR)	149,352
407,000		NWS Holdings Ltd	606,819
379,600		Sands China Ltd	1,325,845
1,350,000		Sino Land Co	1,734,364
228,000		Swire Pacific Ltd (Class A)	2,199,472
866,000		Wharf Holdings Ltd	4,052,642
279,000		Wheelock & Co Ltd	1,068,143
		TOTAL HONG KONG	35,675,673

IRELAND - 1.1%
22,024		Kerry Group plc (Class A)	1,795,897
46,055		Ryanair Holdings plc (ADR)	3,608,409
142,962		Shire Ltd	8,019,028
		TOTAL IRELAND	13,423,334

ISRAEL - 0.7%
45,805		Bank Hapoalim Ltd	212,758
245,914	*	Bank Leumi Le-Israel	809,872
512,920		Bezeq Israeli Telecommunication Corp Ltd	1,105,731
6,957	*,e	Check Point Software Technologies	548,281
25,187		Mizrahi Tefahot Bank Ltd	282,747
94,507		Teva Pharmaceutical Industries Ltd	5,807,186
		TOTAL ISRAEL	8,766,575

ITALY - 1.3%
343,931		Assicurazioni Generali S.p.A.	5,164,038
2,551,858		Banca Intesa S.p.A.	7,270,674
963,169		Banca Intesa S.p.A. RSP	2,561,012
40,194	*,e	Saipem S.p.A.	24,913
80,232		Terna Rete Elettrica Nazionale S.p.A.	429,962
		TOTAL ITALY	15,450,599

JAPAN - 23.5%
101,100		AEON Financial Service Co Ltd	2,325,808
261,000		Ajinomoto Co, Inc	6,207,650
39,900		Alfresa Holdings Corp	743,382
1,142,000		Asahi Glass Co Ltd	6,963,062
49,000		Asahi Kasei Corp	318,371
137,700		Chubu Electric Power Co, Inc	1,768,545
256,500		Dai-ichi Mutual Life Insurance Co	3,545,278
537,000		Daiichi Sankyo Co Ltd	11,180,881
11,400		Daikin Industries Ltd	770,257
314,700		Daiwa House Industry Co Ltd	8,884,958
194,000		Daiwa Securities Group, Inc	1,212,288
29,000		FamilyMart Co Ltd	1,357,096
46,200		Fanuc Ltd	6,185,700
236,000		Fuji Electric Holdings Co Ltd	820,435
276,000		Fuji Heavy Industries Ltd	11,294,716
68,600		Fujifilm Holdings Corp	2,650,555
95,000		Fukuoka Financial Group, Inc	403,177
146,000		Hankyu Hanshin Holdings, Inc	910,829
100

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

327,000		Hiroshima Bank Ltd	$1,637,083
22,400		Hokuriku Electric Power Co	316,996
27,900		Inpex Holdings, Inc	248,405
267,400		Japan Airlines Co Ltd	10,036,412
122,300		Japan Tobacco, Inc	4,789,723
170,000		Kao Corp	9,123,107
209,200	*	KDDI Corp	5,297,489
44,000		Kubota Corp	650,319
210,200		Mazda Motor Corp	3,825,160
19,200		MEIJI Holdings Co Ltd	1,611,609
689,900		Mitsubishi Chemical Holdings Corp	3,847,740
733,000		Mitsubishi Electric Corp	6,803,033
599,000		Mitsubishi Gas Chemical Co, Inc	2,863,015
94,000		Mitsubishi Heavy Industries Ltd	369,438
130,000		Mitsubishi Materials Corp	400,998
768,100		Mitsubishi UFJ Financial Group, Inc	3,938,736
485,300		Mitsubishi UFJ Lease & Finance Co Ltd	2,409,311
960,000		Mitsui Chemicals, Inc	4,202,624
302,800		Mitsui Sumitomo Insurance Group Holdings, Inc	8,224,348
55,300		Murata Manufacturing Co Ltd	6,396,433
164,700		Namco Bandai Holdings, Inc	3,746,858
899,000		Nippon Electric Glass Co Ltd	4,652,927
232,800		Nippon Telegraph & Telephone Corp	9,910,902
1,243,800		Nissan Motor Co Ltd	12,370,479
19,300		NOK Corp	401,247
2,107,700		Nomura Holdings, Inc	11,438,368
221,100		Nomura Real Estate Holdings, Inc	3,882,766
576	*	Nomura Real Estate Master Fund, Inc	708,542
70,700		NSK Ltd	732,674
59,500		NTT DoCoMo, Inc	1,319,605
147,000		Obayashi Corp	1,326,154
341,900		Otsuka Holdings KK	11,502,039
895,400		Resona Holdings, Inc	4,117,730
10,700		Rohm Co Ltd	486,270
179,400		Seibu Holdings, Inc	3,588,065
227,800	*	Seiko Epson Corp	3,194,409
403,500		Sekisui House Ltd	6,351,479
23,900		Suzuki Motor Corp	733,801
531,000		Taisei Corp	3,304,706
1,065,000		Teijin Ltd	3,902,082
422,400		Tohoku Electric Power Co, Inc	5,304,628
171,700		Tokyo Electron Ltd	11,117,666
188,100		Tokyo Tatemono Co Ltd	2,023,645
209,000		TonenGeneral Sekiyu KK	1,703,814
421,000		Toyota Motor Corp	25,356,646
148,500		West Japan Railway Co	9,621,144
154,300		Yahoo! Japan Corp	588,641
23,700		Yokogawa Electric Corp	265,371
		TOTAL JAPAN	288,187,625

LUXEMBOURG - 0.2%
506,448	e	ArcelorMittal	1,921,341
		TOTAL LUXEMBOURG	1,921,341
101

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 3.8%
9,112	*	AerCap Holdings NV	$279,829
64,146	*	Altice NV (Class B)	949,308
89,048		Boskalis Westminster	3,507,890
44,662		Heineken Holding NV	3,417,892
571,685		Koninklijke Ahold NV	12,931,314
14,006	*	NXP Semiconductors NV	1,047,369
375,536		Royal Dutch Shell plc (A Shares)	8,203,768
544,893		Royal Dutch Shell plc (B Shares)	11,872,090
1,018,359		Royal KPN NV	3,940,693
		TOTAL NETHERLANDS	46,150,153

NEW ZEALAND - 0.2%
256,119		Fletcher Building Ltd	1,148,188
679,220	*	Meridian Energy Ltd	1,038,073
81,181		Telecom Corp of New Zealand Ltd	177,572
		TOTAL NEW ZEALAND	2,363,833

NORWAY - 0.8%
459,333		Telenor ASA	7,492,743
78,744		Yara International ASA	2,985,163
		TOTAL NORWAY	10,477,906

PORTUGAL - 0.3%
343,631		Galp Energia SGPS S.A.	4,077,054
		TOTAL PORTUGAL	4,077,054

SINGAPORE - 1.2%
344,200		Singapore Airlines Ltd	2,677,726
710,000		United Overseas Bank Ltd	9,026,072
1,373,200	e	Wilmar International Ltd	2,776,395
		TOTAL SINGAPORE	14,480,193

SOUTH AFRICA - 0.2%
308,646		Investec plc	1,963,636
59,970		Mondi plc	977,690
		TOTAL SOUTH AFRICA	2,941,326

SPAIN - 2.9%
673,695		Abertis Infraestructuras S.A. (Continuous)	10,036,969
124,806		ACS Actividades Construccion y Servicios S.A.	3,170,757
23,113	e	Amadeus IT Holding S.A.	943,906
171,470	e	Banco Santander S.A.	734,822
500,120		Endesa S.A.	9,681,953
1,620,024		Iberdrola S.A.	11,387,568
14,723	*	Telefonica S.A.	155,394
		TOTAL SPAIN	36,111,369
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.1%
73,796	e	ICA Gruppen AB	$2,609,968
101,373		Industrivarden AB	1,605,537
307,990		Investor AB (B Shares)	10,316,871
936,353		Nordea Bank AB	9,428,796
91,112		Skanska AB (B Shares)	1,757,878
175,800		Swedish Match AB	6,253,690
122,045		Tele2 AB	1,014,855
970,010		TeliaSonera AB	4,581,341
		TOTAL SWEDEN	37,568,936

SWITZERLAND - 9.2%
46,139		Kuehne & Nagel International AG.	6,106,494
29,916		Lonza Group AG.	4,583,111
457,806		Nestle S.A.	33,727,649
319,185		Novartis AG.	24,728,351
98,222		Roche Holding AG.	25,441,870
3,335		Schindler Holding AG.	511,087
579,025		STMicroelectronics NV	3,782,822
137,872		Swiss Re Ltd	12,833,984
1,010		Swisscom AG.	502,398
50,968		UBS AG.	842,254
		TOTAL SWITZERLAND	113,060,020

UNITED KINGDOM - 18.0%
402,883		3i Group plc	2,554,380
53,727		AMEC plc	318,099
70,012	e	AstraZeneca plc (ADR)	2,255,787
1,102,361		Aviva plc	7,602,721
324,386		Barratt Developments plc	2,782,490
299,355		BP plc (ADR)	9,690,121
363,225		British American Tobacco plc	20,240,150
148,439		British Land Co plc	1,572,474
1,469,348		BT Group plc	10,226,078
70,355		Croda International plc	2,873,274
37,457		Diageo plc	1,008,399
1,134,847		Direct Line Insurance Group plc	6,095,821
315,785		easyJet plc	6,999,915
1,193,932	e	Fiat DaimlerChrysler Automobiles NV	8,359,380
635,395		GlaxoSmithKline plc	13,089,433
1,223,614		HSBC Holdings plc	8,629,559
286,325	*	Imperial Tobacco Group plc	15,503,235
757,322		International Consolidated Airlines Group S.A.	5,844,875
1,099,937		ITV plc	4,204,917
1,496,263		Legal & General Group plc	5,222,433
810,805		National Grid plc	11,423,186
2,170,876		Old Mutual plc	5,296,196
723,507		Prudential plc	14,214,145
81,259		Reckitt Benckiser Group plc	7,227,259
204,939		Reed Elsevier NV	3,419,706
174,967		Rexam plc	1,500,196
107,077		Rio Tinto plc	2,625,716
493,858		Royal Mail plc	3,246,801
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

386,892		Sage Group plc	$3,448,788
317,274		Segro plc	1,991,066
680,250		Sky plc	10,525,249
80,273		Smiths Group plc	1,086,027
2,442,743		Taylor Wimpey plc	6,735,476
70,879		Unilever NV	3,139,667
53,030		Unilever plc	2,331,450
179,223		Vodafone Group plc (ADR)	5,770,980
48,281		WPP plc	1,049,990
		TOTAL UNITED KINGDOM	220,105,439

UNITED STATES - 0.7%
150,000		iShares MSCI EAFE Index Fund	8,322,000
8,335	*	Mobileye NV	226,129
775	*	Taro Pharmaceutical Industries Ltd	112,995
		TOTAL UNITED STATES	8,661,124

		TOTAL COMMON STOCKS	1,217,500,007
		(Cost $1,259,456,407)

RIGHTS / WARRANTS - 0.0%
ITALY - 0.0%
40,194		Saipem S.p.A	126,272
		TOTAL ITALY	126,272

SPAIN - 0.0%
124,806		ACS Actividades de Construccion y Servicios S.A.	55,433
1,620,024	e,m	Iberdrola S.A.	192,652
		TOTAL SPAIN	248,085

		TOTAL RIGHTS / WARRANTS	374,357
		(Cost $555,865)

SHORT-TERM INVESTMENTS - 2.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%			35,779,096
35,779,096	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	35,779,096
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
		TOTAL SHORT-TERM INVESTMENTS	35,779,096
		(Cost $35,779,096)

		TOTAL INVESTMENTS - 102.3%	1,253,653,460
		(Cost $1,295,791,368)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%	(27,956,132)
		NET ASSETS - 100.0%	$1,225,697,328

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,388,518.
m	Indicates a security that has been deemed illiquid.
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$307,736,587	25.1%
CONSUMER DISCRETIONARY	160,176,013	13.1
CONSUMER STAPLES	152,333,837	12.4
INDUSTRIALS	151,360,063	12.4
HEALTH CARE	142,684,947	11.6
MATERIALS	72,679,109	5.9
TELECOMMUNICATION SERVICES	63,197,802	5.2
INFORMATION TECHNOLOGY	63,192,577	5.2
ENERGY	56,226,627	4.6
UTILITIES	48,286,802	3.9
SHORT - TERM INVESTMENTS	35,779,096	2.9
OTHER ASSETS & LIABILITIES, NET	(27,956,132)	(2.3)

NET ASSETS	$1,225,697,328	100.0%
105

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.3%

AUSTRALIA - 4.9%
432,419		BHP Billiton Ltd	$4,748,807
292,302		BHP Billiton plc	2,838,290
64,393		Caltex Australia Ltd	1,722,032
300,620	e	Fortescue Metals Group Ltd	377,796
176,646	*	Newcrest Mining Ltd	1,660,596
		TOTAL AUSTRALIA	11,347,521

BRAZIL - 0.7%
135,900		Fibria Celulose S.A.	1,497,488
		TOTAL BRAZIL	1,497,488

CANADA - 9.3%
277,398	*	Advantage Oil & Gas Ltd	1,514,808
110,076		Agnico-Eagle Mines Ltd	3,262,442
59,702		Agrium, Inc	5,212,898
79,790		Alimentation Couche Tard, Inc	3,473,192
133,601		Canadian Oil Sands Trust	895,505
141,456		Cenovus Energy, Inc (Toronto)	1,742,830
35,300	e	Franco-Nevada Corp	1,563,037
20,700		Imperial Oil Ltd	634,639
72,000	e	Peyto Exploration & Development Corp	1,548,547
36,072		Stella-Jones, Inc	1,089,962
190,428	*	Turquoise Hill Resources Ltd	398,283
		TOTAL CANADA	21,336,143

CHILE - 0.5%
107,548	e	Antofagasta plc	586,910
35,000		Sociedad Quimica y Minera de Chile S.A. (ADR)	568,050
		TOTAL CHILE	1,154,960

CHINA - 1.1%
1,890,000		Angang New Steel Co Ltd	827,040
1,620,000		CNOOC Ltd	1,651,154
		TOTAL CHINA	2,478,194

FINLAND - 2.8%
354,853	*	M-real Oyj (B Shares)	2,373,052
250,882		UPM-Kymmene Oyj	4,088,579
		TOTAL FINLAND	6,461,631

FRANCE - 3.1%
158,313		Total S.A.	7,032,406
		TOTAL FRANCE	7,032,406
106

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

GERMANY - 0.4%
59,040		ThyssenKrupp AG.	$912,242
		TOTAL GERMANY	912,242

INDIA - 1.0%
120,260		PI Industries Ltd	1,159,837
158,510		United Phosphorus Ltd	1,027,901
		TOTAL INDIA	2,187,738

ISRAEL - 0.7%
405,000		Israel Chemicals Ltd	1,632,216
		TOTAL ISRAEL	1,632,216

ITALY - 0.7%
106,206		ENI S.p.A.	1,541,275
		TOTAL ITALY	1,541,275

JAPAN - 1.8%
67,000		Maruichi Steel Tube Ltd	1,897,250
320,000	e	OJI Paper Co Ltd	1,292,344
98,000		Sumitomo Metal Mining Co Ltd	1,039,885
		TOTAL JAPAN	4,229,479

JERSEY, C.I. - 1.1%
36,283		Randgold Resources Ltd	2,575,015
		TOTAL JERSEY, C.I.	2,575,015

KOREA, REPUBLIC OF - 1.9%
7,271		Korea Zinc Co Ltd	2,654,406
11,400		POSCO	1,708,727
		TOTAL KOREA, REPUBLIC OF	4,363,133

MALAYSIA - 0.9%
347,700		Kuala Lumpur Kepong BHD	2,005,769
		TOTAL MALAYSIA	2,005,769

MEXICO - 0.3%
72,167		Fresnillo plc	746,993
		TOTAL MEXICO	746,993

NETHERLANDS - 0.9%
23,100	*	OCI NV	418,050
78,375		Royal Dutch Shell plc (A Shares)	1,712,140
		TOTAL NETHERLANDS	2,130,190

NORWAY - 1.8%
155,395	*	Det Norske Oljeselskap ASA	949,336
562,000		Norsk Hydro ASA	1,868,322
33,249		Yara International ASA	1,260,460
		TOTAL NORWAY	4,078,118
107

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

PERU - 2.0%
177,486	e	Southern Copper Corp (NY)	$4,600,437
		TOTAL PERU	4,600,437

POLAND - 0.5%
44,500	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	1,128,463
		TOTAL POLAND	1,128,463

PORTUGAL - 0.9%
168,787		Galp Energia SGPS S.A.	2,002,595
		TOTAL PORTUGAL	2,002,595

RUSSIA - 1.6%
122,027		MMC Norilsk Nickel PJSC (ADR)	1,413,908
25,042		NovaTek OAO (GDR)	2,176,305
		TOTAL RUSSIA	3,590,213

SINGAPORE - 0.3%
395,000	e	Wilmar International Ltd	798,628
		TOTAL SINGAPORE	798,628

SOUTH AFRICA - 2.3%
113,813	*	AngloGold Ashanti Ltd	982,658
163,758		Mondi plc	2,669,746
241,423	*	Sappi Ltd	1,099,710
19,000		Sasol Ltd	499,824
		TOTAL SOUTH AFRICA	5,251,938

SWEDEN - 2.2%
129,114		Billerud AB	2,057,424
215,814		Boliden AB	3,002,538
		TOTAL SWEDEN	5,059,962

SWITZERLAND - 7.1%
41,181		Syngenta AG.	15,163,463
15,838		Syngenta AG. (ADR)	1,170,112
		TOTAL SWITZERLAND	16,333,575

THAILAND - 0.3%
113,200		PTT PCL (Foreign)	757,562
		TOTAL THAILAND	757,562

TURKEY - 0.6%
55,600	*	Tupras Turkiye Petrol Rafine	1,413,335
		TOTAL TURKEY	1,413,335

UNITED KINGDOM - 5.8%
490,000		Anglo American plc (London)	1,954,472
171,793		BG Group plc	2,599,709
1,279,609		BP plc	6,910,168
76,860		Rio Tinto plc	1,884,742
			13,349,091
108

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UNITED STATES - 39.8%
32,490		Anadarko Petroleum Corp			$1,270,034
18,792		Apache Corp			799,412
135,147		Archer Daniels Midland Co			4,777,447
33,086		Bunge Ltd			2,051,663
206,350	*	Callon Petroleum Co			1,413,497
61,852		CF Industries Holdings, Inc			1,855,560
54,690		Chevron Corp			4,729,044
27,300		Cimarex Energy Co			2,538,900
27,947	*	Concho Resources, Inc			2,658,598
106,159	*,e	Continental Resources, Inc			2,241,017
37,010	*	Diamondback Energy, Inc			2,796,106
60,059		EOG Resources, Inc			4,265,390
35,284		EQT Corp			2,178,434
200,044		Exxon Mobil Corp			15,573,425
49,277		FMC Corp			1,760,174
200,000		Freeport-McMoRan Copper & Gold, Inc (Class B)			920,000
152,504		Monsanto Co			13,816,862
73,900	*	Newfield Exploration Co			2,148,273
9,340		NewMarket Corp			3,542,382
192,439		Newmont Mining Corp			3,841,082
67,516		Occidental Petroleum Corp			4,647,126
111,900	*	Parsley Energy, Inc			2,155,194
27,425		Pioneer Natural Resources Co			3,399,329
109,298	*	RSP Permian, Inc			2,573,968
15,262		Schlumberger Ltd			1,102,985
19,308	e	Texas Pacific Land Trust			2,336,268
		TOTAL UNITED STATES			91,392,170

		TOTAL COMMON STOCKS			223,388,480
		(Cost $240,648,392)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.7%
GOVERNMENT AGENCY DEBT - 2.4%
$5,500,000		Federal Home Loan Bank (FHLB)	0.180%	02/01/16	5,500,000
		TOTAL GOVERNMENT AGENCY DEBT			5,500,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.3%
9,841,344	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			9,841,344
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			9,841,344
		TOTAL SHORT-TERM INVESTMENTS			15,341,344
		(Cost $15,341,344)
109

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 104.0%	$238,729,824
	(Cost $255,989,736)
	OTHER ASSETS & LIABILITIES, NET - (4.0)%	(9,163,421)
	NET ASSETS - 100.0%	$229,566,403

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,886,005.

110

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$114,150,611	49.7%
ENERGY	93,794,902	40.9
CONSUMER STAPLES	13,106,699	5.7
FINANCIALS	2,336,268	1.0
SHORT - TERM INVESTMENTS	15,341,344	6.7
OTHER ASSETS & LIABILITIES, NET	(9,163,421)	(4.0)

NET ASSETS	$229,566,403	100.0%
111

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.7%

AUSTRALIA - 0.3%
1,003,189		BHP Billiton Ltd	$11,016,979
		TOTAL AUSTRALIA	11,016,979

DENMARK - 1.3%
1,300,742	*	H Lundbeck AS	42,248,883
187,176		Novo Nordisk AS	10,457,225
		TOTAL DENMARK	52,706,108

FRANCE - 22.1%
5,252,257		Accor S.A.	199,471,601
162,219		Aeroports de Paris	18,376,170
308,399		BNP Paribas	14,609,418
3,424,951		Compagnie de Saint-Gobain	141,156,812
1,421,266		Essilor International S.A.	176,324,861
1,136,663		Groupe Danone	78,288,067
538,199		Renault S.A.	45,667,750
2,066,825		Schneider Electric S.A.	110,276,997
1,771,309		Vinci S.A.	120,001,238
		TOTAL FRANCE	904,172,914

GERMANY - 16.8%
2,954,203		Adidas-Salomon AG.	304,202,083
67,847		Bayer AG.	7,635,923
2,285,379		Deutsche Bank AG.	40,956,181
901,413		Deutsche Boerse AG.	76,919,880
816,262		Henkel KGaA (Preference)	86,729,156
671,655		Lanxess AG.	27,730,713
1,067,721		Linde AG.	145,290,267
		TOTAL GERMANY	689,464,203

INDIA - 7.3%
259,335		Eicher Motors Ltd	63,568,333
375,519		Emami Ltd	5,597,839
6,525,920		HDFC Bank Ltd	101,783,781
6,147,362		IndusInd Bank Ltd	84,634,673
704,809		Maruti Suzuki India Ltd	42,716,228
		TOTAL INDIA	298,300,854

ITALY - 2.2%
17,345,188		Banca Intesa S.p.A.	49,419,369
2,762,785		Moncler S.p.A	40,962,362
		TOTAL ITALY	90,381,731

112

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 14.9%
2,002,415		Ajinomoto Co, Inc	$47,625,636
6,421,723		Asahi Kasei Corp	41,724,309
66,100		Daikin Industries Ltd	4,466,138
1,499,100		Don Quijote Co Ltd	50,767,006
7,373,000		Ishikawajima-Harima Heavy Industries Co Ltd	15,754,963
993,200		Kao Corp	53,300,411
875,900		Murata Manufacturing Co Ltd	101,313,477
65,447		Nomura Holdings, Inc	355,177
3,678,975		Olympus Corp	143,457,437
372,400	*	Oriental Land Co Ltd	23,779,698
4,669,922		Sony Corp	108,385,656
1,220,400		Sony Financial Holdings, Inc	20,194,089
		TOTAL JAPAN	611,123,997

NETHERLANDS - 5.2%
61,337		ASML Holding NV	5,629,642
1,719,214		Heineken NV	149,283,125
5,099,096		ING Groep NV	58,090,375
2,864		Royal Dutch Shell plc (A Shares)	62,565
		TOTAL NETHERLANDS	213,065,707

SWEDEN - 1.1%
2,169,425		Electrolux AB (Series B)	47,254,878
		TOTAL SWEDEN	47,254,878

SWITZERLAND - 6.0%
136,419	e	Burckhardt Compression Holding AG.	42,589,412
131,772		Geberit AG.	46,709,041
1,260,853		Swatch Group AG. (Registered)	83,676,964
335,904		UBS AG.	5,550,867
298,347		Zurich Financial Services AG.	66,133,192
		TOTAL SWITZERLAND	244,659,476

TAIWAN - 0.7%
27,973,137		Advanced Semiconductor Engineering, Inc	30,047,902
		TOTAL TAIWAN	30,047,902

UNITED KINGDOM - 18.3%
307,914		ARM Holdings plc	4,392,503
474,760		Associated British Foods plc	21,418,109
6,508,431		BAE Systems plc	48,135,341
3,282,428		Essentra plc	34,494,394
9,995,065		Group 4 Securicor plc	32,448,086
7,314,567		Henderson Group plc	29,102,587
28,092,649		Man Group plc	65,699,077
148,701		Rio Tinto plc	3,646,410
15,458,403		Sky plc	239,181,982
53,379,620	*	Tesco plc	132,815,009
4,239,081		Weir Group plc	52,485,902
4,023,819		WPP plc	87,507,967
		TOTAL UNITED KINGDOM	751,327,367
113

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UNITED STATES - 0.5%
858,739	*	Qiagen NV			$19,617,492
		TOTAL UNITED STATES			19,617,492

		TOTAL COMMON STOCKS			3,963,139,608
		(Cost $4,178,984,098)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.5%
TREASURY DEBT - 2.5%
$50,000,000		United States Treasury Bill	0.255%	02/18/16	49,994,950
50,000,000		United States Treasury Bill	0.215	02/25/16	49,992,200
		TOTAL TREASURY DEBT			99,987,150

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
1,707,517	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			1,707,517
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,707,517
		TOTAL SHORT-TERM INVESTMENTS			101,694,667
		(Cost $101,694,329)

		TOTAL INVESTMENTS - 99.2%			4,064,834,275
		(Cost $4,280,678,427)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			34,560,119
		NET ASSETS - 100.0%			$4,099,394,394

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,659,942.

114

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$1,273,574,175	31.1%
INDUSTRIALS	695,968,433	17.0
FINANCIALS	613,448,666	15.0
CONSUMER STAPLES	575,057,352	14.0
HEALTH CARE	399,741,821	9.8
MATERIALS	263,903,072	6.4
INFORMATION TECHNOLOGY	141,383,524	3.4
ENERGY	62,565	0.0
SHORT - TERM INVESTMENTS	101,694,667	2.5
OTHER ASSETS & LIABILITIES, NET	34,560,119	0.8

NET ASSETS	$4,099,394,394	100.0%

115

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 92.5%

AUSTRALIA - 1.8%
686,339		Australia & New Zealand Banking Group Ltd	$11,914,154
794,411		BHP Billiton Ltd	8,724,188
		TOTAL AUSTRALIA	20,638,342

BRAZIL - 0.9%
934,098		Banco Itau Holding Financeira S.A.	5,867,713
1,657,100		Vale S.A.	4,053,600
		TOTAL BRAZIL	9,921,313

CANADA - 7.5%
362,972		Alimentation Couche Tard, Inc	15,799,866
303,032		Dollarama, Inc	16,260,201
384,300		Gildan Activewear, Inc	9,700,084
332,200	*,e	Imax Corp	10,318,132
403,072	*,g	Spin Master Corp	5,751,595
530,739		Suncor Energy, Inc	12,570,433
390,715		Toronto-Dominion Bank	14,823,687
		TOTAL CANADA	85,223,998

CHINA - 1.1%
14,247,400	*,e,m	China Animal Healthcare Ltd	18,311
7,728,600		China Everbright International Ltd	8,218,818
15,315,000	m	Sihuan Pharmaceutical Holdings	4,307,611
		TOTAL CHINA	12,544,740

DENMARK - 1.8%
375,600		Novo Nordisk AS	20,984,173
		TOTAL DENMARK	20,984,173

FINLAND - 2.2%
340,400		Huhtamaki Oyj	12,032,981
255,600		Sampo Oyj (A Shares)	12,377,241
		TOTAL FINLAND	24,410,222

FRANCE - 4.7%
76,594		L’Oreal S.A.	13,091,806
179,532		Teleperformance	14,957,760
340,512		Total S.A.	15,125,849
76,200		Valeo S.A.	9,901,297
		TOTAL FRANCE	53,076,712

GERMANY - 2.7%
102,705		Beiersdorf AG.	9,479,048
116

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

78,600		Fresenius Medical Care AG.	$6,980,525
269,573	e	Wirecard AG.	13,632,530
		TOTAL GERMANY	30,092,103

HONG KONG - 1.2%
2,434,200		AIA Group Ltd	13,532,840
		TOTAL HONG KONG	13,532,840

INDIA - 0.7%
426,960		Container Corp Of India Ltd	7,498,998
		TOTAL INDIA	7,498,998

INDONESIA - 0.5%
77,055,300		PT Lippo Karawaci Tbk	5,927,851
		TOTAL INDONESIA	5,927,851

IRELAND - 2.1%
552,035		CRH plc	14,642,481
417,403		Smurfit Kappa Group plc	9,056,253
		TOTAL IRELAND	23,698,734

ITALY - 2.6%
73,300	*	Ferrari NV	2,906,256
579,900		Moncler S.p.A	8,597,873
948,400	*,g	OVS S.p.A	5,788,024
345,402	*,e	Yoox S.p.A	11,884,334
		TOTAL ITALY	29,176,487

JAPAN - 17.2%
257,700	e	COOKPAD, Inc	3,373,552
378,200	*,e	CYBERDYNE, Inc	6,333,369
373,900		Fuji Heavy Industries Ltd	15,301,067
230,300	e	GMO Payment Gateway, Inc	11,973,325
316,900		Hoya Corp	12,233,059
818,800	e	Infomart Corp	8,272,511
425,600	e	Istyle, Inc	3,383,184
663,900		Kubota Corp	9,812,432
1,057,000		Matsui Securities Co Ltd	9,147,638
500,200	e	MonotaRO Co Ltd	11,563,196
112,000		Murata Manufacturing Co Ltd	12,954,800
176,700		Nitto Denko Corp	10,160,990
2,457,100		Nomura Holdings, Inc	13,334,542
821,400		ORIX Corp	11,616,615
168,000	e	Seria Co Ltd	8,126,528
1,458,700		Shimizu Corp	11,308,455
427,100	e	SMS Co Ltd	8,335,618
331,000		Sumitomo Mitsui Financial Group, Inc	11,104,589
244,900		Sysmex Corp	15,769,743
		TOTAL JAPAN	194,105,213
117

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 2.8%
67,260		Cosmax, Inc	$10,628,975
55,787		Hanssem Co Ltd	12,773,793
119,536		Loen Entertainment, Inc	7,935,531
		TOTAL KOREA, REPUBLIC OF	31,338,299

MALAYSIA - 2.2%
8,245,400		IHH Healthcare BHD	13,037,235
11,646,400		Karex BHD	11,492,979
		TOTAL MALAYSIA	24,530,214

NETHERLANDS - 3.2%
130,390		ASML Holding NV	11,967,474
1,221,117		ING Groep NV	13,911,318
1,032,100	*	TomTom NV	10,709,730
		TOTAL NETHERLANDS	36,588,522

NORWAY - 2.0%
766,804		DNB NOR Holding ASA	9,252,300
943,888	e	Statoil ASA	12,915,661
		TOTAL NORWAY	22,167,961

PHILIPPINES - 2.3%
3,951,980		Banco de Oro Universal Bank	8,500,384
101,877,800		Megaworld Corp	7,685,903
7,993,660		Robinsons Retail Holdings, Inc	9,958,651
		TOTAL PHILIPPINES	26,144,938

PORTUGAL - 0.8%
623,400	e	Jeronimo Martins SGPS S.A.	8,694,131
		TOTAL PORTUGAL	8,694,131

SPAIN - 1.6%
278,060		Amadeus IT Holding S.A.	11,355,621
142,139	*,e,m	Let’s GOWEX S.A.	1,540
195,020	e	Tecnicas Reunidas S.A.	6,498,331
		TOTAL SPAIN	17,855,492

SWEDEN - 3.4%
585,800		Boliden AB	8,150,014
355,100		Hexagon AB (B Shares)	11,841,286
322,640		Intrum Justitia AB	10,691,141
292,584		Kinnevik Investment AB (Series B)	7,547,960
		TOTAL SWEDEN	38,230,401

SWITZERLAND - 5.0%
105,877		Lonza Group AG.	16,220,285
235,180		Novartis AG.	18,220,197
843,800		UBS AG.	13,943,929
299,100	*,e,g	Wizz Air Holdings plc	8,098,702
		TOTAL SWITZERLAND	56,483,113
118

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TAIWAN - 4.9%
998,897		Eclat Textile Co Ltd			$14,233,477
3,590,607		Hota Industrial Manufacturing Co Ltd			15,091,941
2,843,000		Hu Lane Associate, Inc			11,704,344
432,900		King Slide Works Co Ltd			5,625,569
3,398,000		Taiwan Paiho Ltd			8,499,617
		TOTAL TAIWAN			55,154,948

UNITED KINGDOM - 15.9%
1,341,462		Ashtead Group plc			17,305,237
226,000	*	ASOS plc			10,056,059
234,300		Associated British Foods plc			10,570,105
2,077,138	g	Auto Trader Group plc			11,660,308
3,532,900		Barclays plc			9,453,585
1,206,900		Cineworld Group plc			8,709,142
235,141		Consort Medical plc			3,404,561
459,900		Fevertree Drinks plc			4,325,427
733,000	e	Fiat DaimlerChrysler Automobiles NV			5,132,139
1,529,698		International Consolidated Airlines Group S.A. (London)			11,828,639
1,825,140	e	Just Eat plc			9,774,911
4,330,944		Man Group plc			10,128,594
444,600		OneSavings Bank plc			1,939,808
220,188		Rightmove plc			12,563,623
3,778,285		Taylor Wimpey plc			10,418,020
379,159		Travis Perkins plc			9,920,701
1,130,500		Vesuvius plc			4,888,536
1,747,186		Virgin Money Holdings UK plc			7,864,662
184,281		Whitbread plc			10,561,190
406,297		WPP plc			8,835,940
		TOTAL UNITED KINGDOM			179,341,187

UNITED STATES - 1.4%
261,173	*,e	Lululemon Athletica, Inc			16,211,008
		TOTAL UNITED STATES			16,211,008

		TOTAL COMMON STOCKS			1,043,571,940
		(Cost $1,047,872,087)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 12.5%
TREASURY DEBT - 4.5%
$25,000,000		United States Treasury Bill	0.231%	02/11/16	24,998,500
25,000,000		United States Treasury Bill	0.215	02/25/16	24,996,100
		TOTAL TREASURY DEBT			49,994,600

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.0%
90,775,682	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			90,775,682
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			90,775,682
		TOTAL SHORT-TERM INVESTMENTS			140,770,282
		(Cost $140,770,498)

119

TIAA-CREF FUNDS - International Opportunities Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 105.0%	$1,184,342,222
	(Cost $1,188,642,585)
	OTHER ASSETS & LIABILITIES, NET - (5.0)%	(56,311,413)
	NET ASSETS - 100.0%	$1,128,030,809

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $83,647,404.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2016, the aggregate value of these securities amounted to $31,298,629 or 2.8% of net assets.
m	Indicates a security that has been deemed illiquid.

120

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$255,407,322	22.7%
FINANCIALS	199,875,313	17.7
INDUSTRIALS	131,718,184	11.7
INFORMATION TECHNOLOGY	131,088,743	11.6
HEALTH CARE	117,509,069	10.4
CONSUMER STAPLES	94,040,988	8.3
MATERIALS	66,820,507	5.9
ENERGY	47,110,274	4.2
TELECOMMUNICATION SERVICES	1,540	0.0
SHORT - TERM INVESTMENTS	140,770,282	12.5
OTHER ASSETS & LIABILITIES, NET	(56,311,413)	(5.0)

NET ASSETS	$1,128,030,809	100.0%

121

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUSTRALIA - 7.0%
314		AGL Energy Ltd	$4,187
1,228		Amcor Ltd	11,710
5,913		AMP Ltd	22,787
1,455		APA Group	8,870
691		Asciano Group	4,381
7,551		Australia & New Zealand Banking Group Ltd	131,078
8,897		Brambles Ltd	71,073
1,900		Caltex Australia Ltd	50,811
4,030		Coca-Cola Amatil Ltd	24,127
3,843		Commonwealth Bank of Australia	217,228
1,343		GPT Group (ASE)	4,698
7,923		Healthscope Ltd	12,525
1,935		Insurance Australia Group Ltd	7,319
1,393		Lend Lease Corp Ltd	13,008
1,407		Macquarie Goodman Group	6,161
22,620		Mirvac Group	30,886
7,166		National Australia Bank Ltd	142,360
4,100	*	Newcrest Mining Ltd	38,543
2,267		QBE Insurance Group Ltd	17,733
996		Ramsay Health Care Ltd	43,243
16,621		Stockland Trust Group	48,767
980		Sydney Airport	4,615
3,298		Transurban Group (ASE)	25,426
3,456		Wesfarmers Ltd	104,278
8,081		Westpac Banking Corp	178,964
3,702		Woodside Petroleum Ltd	74,611
		TOTAL AUSTRALIA	1,299,389

AUSTRIA - 0.2%
1,203		OMV AG.	30,966
		TOTAL AUSTRIA	30,966

BELGIUM - 0.8%
443		Delhaize Group	46,497
1,504		KBC Groep NV	86,189
437		Umicore	16,067
		TOTAL BELGIUM	148,753

DENMARK - 1.9%
694		Coloplast AS	56,976
215		ISS A.S.	7,601
4,148		Novo Nordisk AS	231,742
460		Novozymes AS	19,200
166		Pandora AS	22,208
122

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

499		Vestas Wind Systems AS	$32,652
		TOTAL DENMARK	370,379

FINLAND - 1.1%
989		Neste Oil Oyj	30,985
710		Orion Oyj (Class B)	23,424
3,874		Stora Enso Oyj (R Shares)	31,572
3,070		UPM-Kymmene Oyj	50,031
1,041		Wartsila Oyj (B Shares)	46,759
		TOTAL FINLAND	182,771

FRANCE - 9.4%
1,400		Accor S.A.	53,170
1,104		Air Liquide	114,164
532		Atos Origin S.A.	42,057
5,742		AXA S.A.	141,901
1,419		Bouygues S.A.	55,546
1,171		Bureau Veritas S.A.	22,308
434		Cap Gemini S.A.	39,659
1,409		Carrefour S.A.	40,101
454	e	Casino Guichard Perrachon S.A.	20,579
384		Christian Dior S.A.	64,945
1,405		CNP Assurances	18,788
2,340		Compagnie de Saint-Gobain	96,441
910		Essilor International S.A.	112,896
281		Eurazeo	17,153
70		Gecina S.A.	8,998
2,001		Groupe Danone	137,820
234		Icade	16,630
154		JC Decaux S.A.	6,064
241		Lagardere S.C.A.	6,849
652		Legrand S.A.	35,912
659		L’Oreal S.A.	112,639
7,010		Natixis	34,297
356		PPR	59,994
285		Renault S.A.	24,183
2,055		Rexel S.A.	24,337
1,937		Schneider Electric S.A.	103,350
1,618		Suez Environnement S.A.	29,994
473		Technip S.A.	22,039
438	*	Unibail-Rodamco	110,403
1,915		Vinci S.A.	129,736
2,587		Vivendi Universal S.A.	56,242
229		Wendel	22,932
		TOTAL FRANCE	1,782,127

GERMANY - 8.6%
776		Adidas-Salomon AG.	79,907
1,147		Allianz AG.	185,626
58		Axel Springer AG.	3,020
2,416		BASF SE	161,034
1,266		Bayerische Motoren Werke AG.	105,439
123

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

445		Bayerische Motoren Werke AG. (Preference)	$30,640
78		Beiersdorf AG.	7,199
1,086		Deutsche Boerse AG.	92,671
1,628	*	Deutsche Lufthansa AG.	23,872
3,730		Deutsche Post AG.	90,403
109		Fraport AG. Frankfurt Airport Services Worldwide	6,611
661		GEA Group AG.	27,731
580		HeidelbergCement AG.	42,725
550		Henkel KGaA	50,715
390		Henkel KGaA (Preference)	41,438
882		K&S AG.	18,646
679		Linde AG.	92,395
910		Merck KGaA	79,236
1,140		Metro AG.	32,302
678		Muenchener Rueckver AG.	130,631
1,115		ProSiebenSat. Media AG.	55,710
2,544		SAP AG.	202,718
2,101		Telefonica Deutschland Holding AG.	10,421
2,476		TUI AG. (DI)	42,049
		TOTAL GERMANY	1,613,139

HONG KONG - 2.8%
12,000		CLP Holdings Ltd	100,801
4,200		Hang Seng Bank Ltd	69,836
48,000		Hong Kong & China Gas Ltd	84,492
3,183		Hong Kong Exchanges and Clearing Ltd	70,537
5,000		Hysan Development Co Ltd	19,373
42,000		Li & Fung Ltd	24,160
11,576		MTR Corp	52,411
5,000		Swire Pacific Ltd (Class A)	48,234
9,200		Swire Properties Ltd	23,938
5,000		Yue Yuen Industrial Holdings	17,268
		TOTAL HONG KONG	511,050

IRELAND - 0.7%
2,176		CRH plc	57,717
961		Kerry Group plc (Class A)	78,363
		TOTAL IRELAND	136,080

ISRAEL - 0.2%
8,638		Bank Hapoalim Ltd	40,122
33		Delek Group Ltd	5,693
		TOTAL ISRAEL	45,815

ITALY - 1.9%
4,332		Assicurazioni Generali S.p.A.	65,044
1,710		Autostrade S.p.A.	44,806
42,791		Banca Intesa S.p.A.	121,919
7,222		Banca Intesa S.p.A. RSP	19,203
12,316		Enel Green Power S.p.A	24,139
759		Exor S.p.A.	24,743
8,708		Snam Rete Gas S.p.A.	48,859
3,357		Terna Rete Elettrica Nazionale S.p.A.	17,990
		TOTAL ITALY	366,703
124

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 23.1%
1,200		Aeon Co Ltd	$16,015
700		AEON Financial Service Co Ltd	16,104
800		Aeon Mall Co Ltd	12,227
900		Aisin Seiki Co Ltd	38,217
3,000		Ajinomoto Co, Inc	71,352
1,200		Alfresa Holdings Corp	22,357
400		Amada Co Ltd	3,778
1,000		Asahi Glass Co Ltd	6,097
3,000		Asahi Kasei Corp	19,492
200		Asics Corp	3,713
7,700		Astellas Pharma, Inc	106,618
600		Central Japan Railway Co	111,368
1,200		Chugai Pharmaceutical Co Ltd	36,762
200		Daicel Chemical Industries Ltd	2,942
600		Daikin Industries Ltd	40,540
1,100		Sumitomo Dainippon Pharma Co Ltd	12,256
1,600		Daiwa House Industry Co Ltd	45,173
2,300		Denso Corp	99,195
500		Dentsu, Inc	26,573
1,000		East Japan Railway Co	91,918
600		Eisai Co Ltd	36,267
100		Fast Retailing Co Ltd	32,335
2,700		Fuji Heavy Industries Ltd	110,492
8,000		Fujitsu Ltd	33,407
1,800		Hino Motors Ltd	20,427
200		Hitachi Chemical Co Ltd	3,516
400	e	Hitachi Construction Machinery Co Ltd	5,833
1,000		Hitachi Metals Ltd	11,252
4,700		Honda Motor Co Ltd	127,403
3,100		Inpex Holdings, Inc	27,601
3,000		JFE Holdings, Inc	40,668
200		Kansai Paint Co Ltd	2,794
800		Kao Corp	42,932
4,000		Kawasaki Heavy Industries Ltd	12,386
5,400		KDDI Corp	136,742
200		Keyence Corp	94,377
1,000		Kikkoman Corp	33,334
18,000		Kobe Steel Ltd	17,492
4,400	e	Komatsu Ltd	65,787
1,600		Konica Minolta Holdings, Inc	13,486
4,000		Kubota Corp	59,120
200		Kuraray Co Ltd	2,413
1,800		Kyocera Corp	75,059
2,000		Kyowa Hakko Kogyo Co Ltd	28,994
7,500		Matsushita Electric Industrial Co Ltd	70,426
2,900		Mazda Motor Corp	52,773
5,900		Mitsubishi Corp	94,577
8,000		Mitsubishi Electric Corp	74,249
125

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

9,000		Mitsubishi Materials Corp	$27,761
4,500		Mitsubishi Motors Corp	36,340
3,500		Mitsubishi UFJ Lease & Finance Co Ltd	17,376
2,000		Mitsui Chemicals, Inc	8,756
4,000		Mitsui Fudosan Co Ltd	94,163
3,000		Mitsui OSK Lines Ltd	5,944
18,000		Mitsui Trust Holdings, Inc	57,553
69,900		Mizuho Financial Group, Inc	120,942
500		Murata Manufacturing Co Ltd	57,834
10,000		NEC Corp	26,485
200		NGK Spark Plug Co Ltd	4,725
400	e	Nikon Corp	5,885
400		Nippon Paint Co Ltd	7,646
4,300		Nippon Steel Corp	77,075
2,500		Nippon Telegraph & Telephone Corp	106,432
3,000		Nippon Yusen Kabushiki Kaisha	6,436
11,400		Nissan Motor Co Ltd	113,381
500		Nissin Food Products Co Ltd	25,488
300		Nitto Denko Corp	17,251
700		NKSJ Holdings, Inc	20,760
400		Nomura Real Estate Holdings, Inc	7,024
1,300		NSK Ltd	13,472
300		NTT Data Corp	14,455
4,100		NTT DoCoMo, Inc	90,931
1,300		Omron Corp	33,786
500		Oriental Land Co Ltd	31,928
1,000		Osaka Gas Co Ltd	3,793
5,200		Resona Holdings, Inc	23,914
5,000		Ricoh Co Ltd	48,343
1,900		Santen Pharmaceutical Co Ltd	30,352
200		Secom Co Ltd	13,936
200		Sekisui Chemical Co Ltd	2,444
1,400		Sekisui House Ltd	22,037
1,600		Seven & I Holdings Co Ltd	71,364
1,000		Shin-Etsu Chemical Co Ltd	51,076
2,100		Shoei Co Ltd	18,108
3,200	*	Sony Corp	74,270
300	e	Stanley Electric Co Ltd	6,602
4,000		Sumitomo Chemical Co Ltd	20,324
7,700	*	Sumitomo Corp	76,755
2,900		Sumitomo Electric Industries Ltd	38,210
2,000		Sumitomo Heavy Industries Ltd	7,918
3,000		Sumitomo Metal Mining Co Ltd	31,833
3,700		Sumitomo Mitsui Financial Group, Inc	124,130
1,200		Sumitomo Rubber Industries, Inc	15,230
1,000		Suntory Beverage & Food Ltd	46,248
500		Suzuken Co Ltd	17,295
900		Sysmex Corp	57,953
1,000		T&D Holdings, Inc	11,443
2,600		Takeda Pharmaceutical Co Ltd	125,902
200		TDK Corp	10,986
700	*	Tokyo Electron Ltd	45,325
126

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

4,000		Tokyo Gas Co Ltd	$18,431
1,000		Tokyu Corp	7,794
3,000	e	Toray Industries, Inc	25,430
100		Toto Ltd	3,245
600		Toyo Suisan Kaisha Ltd	20,778
1,100		Toyota Industries Corp	55,209
1,500		Toyota Tsusho Corp	34,331
600		Yakult Honsha Co Ltd	27,639
100		Yamaha Corp	2,387
1,500		Yamaha Motor Co Ltd	30,046
1,400		Yaskawa Electric Corp	15,536
200		Yokogawa Electric Corp	2,239
		TOTAL JAPAN	4,377,524

LUXEMBOURG - 0.3%
697		SES Global S.A.	18,225
3,323		Tenaris S.A.	34,413
		TOTAL LUXEMBOURG	52,638

NETHERLANDS - 2.6%
5,678		Aegon NV	32,109
574		Akzo Nobel NV	36,820
946		ASML Holding NV	86,826
490		DSM NV	23,751
180		Gemalto NV	10,817
10,530		ING Groep NV	119,961
946		Koninklijke Ahold NV	21,398
3,851		Koninklijke Philips Electronics NV	102,551
495		Koninklijke Vopak NV	21,530
6,358		Royal KPN NV	24,603
400		Wolters Kluwer NV	13,621
		TOTAL NETHERLANDS	493,987

NEW ZEALAND - 0.4%
4,092		Auckland International Airport Ltd	14,763
3,473		Fletcher Building Ltd	15,570
6,643	*	Meridian Energy Ltd	10,153
2,639		Ryman Healthcare Ltd	13,777
		TOTAL NEW ZEALAND	54,263

NORWAY - 1.3%
4,006		DNB NOR Holding ASA	48,337
9,465		Norsk Hydro ASA	31,466
4,583		Orkla ASA	37,129
6,292	*	Statoil ASA	86,096
2,321		Telenor ASA	37,861
		TOTAL NORWAY	240,889

PORTUGAL - 0.5%
12,022		Energias de Portugal S.A.	41,981
3,048		Galp Energia SGPS S.A.	36,163
751		Jeronimo Martins SGPS S.A.	10,474
		TOTAL PORTUGAL	88,618
127

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.7%
5,260		Ascendas REIT	$8,625
19,900	e	CapitaLand Ltd	43,259
4,100		CapitaMall Trust	5,760
3,300		City Developments Ltd	16,188
8,700		DBS Group Holdings Ltd	86,490
800	e	Jardine Cycle & Carriage Ltd	21,137
10,200		Keppel Corp Ltd	36,376
900		Singapore Airlines Ltd	7,002
38,400		Singapore Telecommunications Ltd	95,219
		TOTAL SINGAPORE	320,056

SOUTH AFRICA - 0.2%
3,887		Investec plc	24,730
1,008		Mondi plc	16,433
		TOTAL SOUTH AFRICA	41,163

SPAIN - 3.3%
3,293	e	Abertis Infraestructuras S.A. (Continuous)	49,060
1,436		Amadeus IT Holding S.A.	58,645
17,783		Banco Bilbao Vizcaya Argentaria S.A.	114,461
16,387		CaixaBank S.A.	49,788
1,466		Distribuidora Internacional de Alimentacion S.A.	7,903
808		Ferrovial S.A.	17,706
19,357		Iberdrola S.A.	136,065
3,860		Inditex S.A.	127,029
6,363		Repsol YPF S.A.	65,975
		TOTAL SPAIN	626,632

SWEDEN - 3.8%
221		Alfa Laval AB	3,810
2,497		Assa Abloy AB	52,924
2,722		Atlas Copco AB (A Shares)	58,269
2,746		Atlas Copco AB (B Shares)	56,083
2,123		Boliden AB	29,537
365		Electrolux AB (Series B)	7,951
1,936		Hennes & Mauritz AB (B Shares)	63,399
1,155		Industrivarden AB	18,293
1,284		Kinnevik Investment AB (Series B)	33,124
9,989		Nordea Bank AB	100,586
2,665		Sandvik AB	22,301
5,042		Skandinaviska Enskilda Banken AB (Class A)	48,597
776		SKF AB (B Shares)	11,835
758		Svenska Cellulosa AB (B Shares)	22,466
3,013		Swedbank AB (A Shares)	63,191
14,416		TeliaSonera AB	68,086
4,886		Volvo AB (B Shares)	44,379
		TOTAL SWEDEN	704,831
128

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SWITZERLAND - 8.8%
351		Actelion Ltd	$46,255
614		Aryzta AG.	28,092
1,410		Coca-Cola HBC AG.	28,873
266		Geberit AG.	94,289
56		Givaudan S.A.	104,870
1,813		Holcim Ltd	76,307
332		Kuehne & Nagel International AG.	43,940
7		Lindt & Spruengli AG.	41,018
297		Lonza Group AG.	45,500
4,602		Novartis AG.	356,533
1,412		Roche Holding AG.	365,742
39		SGS S.A.	75,795
169		Sulzer AG.	15,413
1,398		Swiss Re Ltd	130,135
159		Swisscom AG.	79,090
677		Wolseley plc	33,584
480		Zurich Financial Services AG.	106,399
		TOTAL SWITZERLAND	1,671,835

UNITED KINGDOM - 19.1%
6,844		3i Group plc	43,393
7,475		Aberdeen Asset Management plc	26,348
1,802		Aggreko plc	21,997
2,845		AMEC plc	16,844
1,650		Associated British Foods plc	74,437
11,855		Aviva plc	81,761
4,077		Barratt Developments plc	34,971
7,589		BG Group plc	114,843
2,939		British Land Co plc	31,134
23,194		BT Group plc	161,421
533		Bunzl plc	14,259
1,516		Burberry Group plc	25,980
1,823		Capita Group plc	30,686
6,671		CNH Industrial NV	41,618
367		Croda International plc	14,988
261		easyJet plc	5,786
11,564		GKN plc	46,269
11,729		GlaxoSmithKline plc	241,623
2,414		Hammerson plc	20,167
41,355		HSBC Holdings plc	291,657
1,433		InterContinental Hotels Group plc	47,092
620		Intertek Group plc	25,129
7,433		ITV plc	28,415
3,792	e	J Sainsbury plc	13,314
1,138		Johnson Matthey plc	40,256
9,245		Kingfisher plc	43,263
2,812		Land Securities Group plc	44,102
15,975		Legal & General Group plc	55,758
6,487	e	Liberty International plc	27,760
2,198		London Stock Exchange Group plc	77,830
129

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

5,774		Marks & Spencer Group plc	$35,059
5,618		Meggitt plc	29,219
11,649		National Grid plc	164,119
281		Next plc	27,852
20,635		Old Mutual plc	50,342
4,063		Pearson plc	45,869
1,226		Petrofac Ltd	13,972
7,415		Prudential plc	145,676
1,405		Reckitt Benckiser Group plc	124,962
899		Reed Elsevier NV	15,001
3,906		Reed Elsevier plc	68,724
561		Rexam plc	4,810
2,751		RSA Insurance Group plc	16,425
875		Schroders plc	34,187
4,641		Scottish & Southern Energy plc	96,298
1,696		Segro plc	10,643
1,731		Smiths Group plc	23,419
560	*	Sports Direct International plc	3,330
9,936		Standard Chartered plc	67,028
5,274		Standard Life plc	27,556
3,280		Tate & Lyle plc	29,391
8,914		Taylor Wimpey plc	24,579
24,336	*	Tesco plc	60,551
748		Travis Perkins plc	19,571
3,303		Unilever NV	144,934
2,873		Unilever plc	126,311
2,941		United Utilities Group plc	40,238
6,113		Vodafone Group plc (ADR)	196,839
1,026		Whitbread plc	58,800
3,638		William Hill plc	20,253
6,886	e	WM Morrison Supermarkets plc	17,225
5,341		WPP plc	116,153
		TOTAL UNITED KINGDOM	3,602,437

UNITED STATES - 0.2%
1,551	*	Qiagen NV	35,432
		TOTAL UNITED STATES	35,432

		TOTAL COMMON STOCKS	18,797,477
		(Cost $21,346,669)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
19,357	m	Iberdrola S.A.	2,302
		TOTAL SPAIN	2,302

		TOTAL RIGHTS / WARRANTS	2,302
		(Cost $2,668)

		TOTAL INVESTMENTS - 99.9%	18,799,779
		(Cost $21,349,337)
130

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

	OTHER ASSETS & LIABILITIES, NET - 0.1%	$11,873
	NET ASSETS - 100.0%	$18,811,652

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $237,230.
m	Indicates a security that has been deemed illiquid.
131

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$4,860,874	25.8%
INDUSTRIALS	2,613,646	13.9
CONSUMER DISCRETIONARY	2,544,641	13.5
HEALTH CARE	2,139,660	11.4
CONSUMER STAPLES	1,839,686	9.8
MATERIALS	1,416,333	7.5
TELECOMMUNICATION SERVICES	1,007,645	5.4
INFORMATION TECHNOLOGY	912,040	4.8
UTILITIES	832,712	4.4
ENERGY	632,542	3.4
OTHER ASSETS & LIABILITIES, NET	11,873	0.1

NET ASSETS	$18,811,652	100.0%
132

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
30,103	*	American Axle & Manufacturing Holdings, Inc	$385,920
98,654		BorgWarner, Inc	2,896,481
25,308		Cooper Tire & Rubber Co	922,730
6,472	*	Cooper-Standard Holding, Inc	448,251
68,250		Dana Holding Corp	811,492
129,299		Delphi Automotive plc	8,396,677
11,325	*,e	Dorman Products, Inc	490,373
18,890		Drew Industries, Inc	1,084,286
12,398	*,e	Federal Mogul Corp (Class A)	59,138
1,756,165		Ford Motor Co	20,968,610
5,704	*	Fox Factory Holding Corp	84,362
721,561		General Motors Co	21,387,068
128,443		Gentex Corp	1,758,385
14,868	*	Gentherm, Inc	594,869
122,806		Goodyear Tire & Rubber Co	3,488,918
88,859	e	Harley-Davidson, Inc	3,554,360
7,334	*	Horizon Global Corp	70,040
288,083		Johnson Controls, Inc	10,333,537
35,272		Lear Corp	3,662,292
14,312		Metaldyne Performance Group, Inc	169,597
21,146	*	Modine Manufacturing Co	135,757
7,659	*	Motorcar Parts of America, Inc	263,240
16,249		Standard Motor Products, Inc	606,250
12,077	*	Stoneridge, Inc	136,591
1,415		Strattec Security Corp	67,878
9,325		Superior Industries International, Inc	171,673
24,474	*	Tenneco, Inc	935,152
43,620	*,e	Tesla Motors, Inc	8,340,144
18,249		Thor Industries, Inc	956,795
8,345		Tower International, Inc	192,102
19,258		Visteon Corp	1,287,975
11,180	e	Winnebago Industries, Inc	196,880
		TOTAL AUTOMOBILES & COMPONENTS	94,857,823

BANKS - 5.8%
6,433		1st Source Corp	194,405
2,590		Access National Corp	48,718
3,144		American National Bankshares, Inc	78,600
13,132		Ameris Bancorp	379,909
3,475	e	Ames National Corp	86,805
1,521	*	Anchor BanCorp Wisconsin, Inc	64,916
12,788		Apollo Residential Mortgage	138,750
4,559		Arrow Financial Corp	125,464
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,588		Associated Banc-Corp	$1,115,969
43,500		Astoria Financial Corp	658,155
16,132		Banc of California, Inc	243,593
2,807		Bancfirst Corp	157,024
11,733		Banco Latinoamericano de Exportaciones S.A. (Class E)	273,614
38,151		Bancorpsouth, Inc	796,593
19,189		Bank Mutual Corp	151,209
4,720,262		Bank of America Corp	66,744,505
30,474		Bank of Hawaii Corp	1,826,307
2,316		Bank of Marin Bancorp	125,018
35,178		Bank of the Ozarks, Inc	1,559,793
7,344		BankFinancial Corp	90,111
41,337		BankUnited	1,393,057
8,508		Banner Corp	353,082
1,817		Bar Harbor Bankshares	63,050
344,126		BB&T Corp	11,239,155
31,951		BBCN Bancorp, Inc	485,655
2,587	*,e	BBX Capital Corp	34,692
6,029	*,e	Bear State Financial, Inc	53,357
30,462	*	Beneficial Bancorp, Inc	394,483
11,569		Berkshire Hills Bancorp, Inc	321,387
11,500		Blue Hills Bancorp, Inc	169,050
9,503		BNC Bancorp	220,660
50,597	*,e	BofI Holding, Inc	868,245
11,776	e	BOK Financial Corp	588,918
33,474		Boston Private Financial Holdings, Inc	346,456
4,660		Bridge Bancorp, Inc	135,653
27,051		Brookline Bancorp, Inc	301,889
5,973		Bryn Mawr Bank Corp	156,672
3,755	*	BSB Bancorp, Inc	82,985
2,211	*	C1 Financial, Inc	52,843
2,827		Camden National Corp	118,649
9,174		Capital Bank Financial Corp	279,348
4,271		Capital City Bank Group, Inc	60,435
72,963		Capitol Federal Financial	895,256
12,761		Cardinal Financial Corp	243,352
11,872	*	Cascade Bancorp	64,109
32,310		Cathay General Bancorp	904,680
18,776		Centerstate Banks of Florida, Inc	266,431
867		Central Pacific Financial Corp	18,164
1,649		Century Bancorp, Inc	66,784
8,748		Charter Financial Corp	117,573
12,790		Chemical Financial Corp	407,489
75,498		CIT Group, Inc	2,215,866
1,371,906		Citigroup, Inc	58,415,757
5,032	e	Citizens & Northern Corp	101,395
132,716		Citizens Financial Group, Inc	2,820,215
6,773	e	City Holding Co	301,128
10,322		Clifton Bancorp, Inc	148,946
5,791		CNB Financial Corp	105,338
14,484		CoBiz, Inc	159,179
32,896		Columbia Banking System, Inc	974,708
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

78,961		Comerica, Inc	$2,708,362
46,866		Commerce Bancshares, Inc	1,927,599
22,271		Community Bank System, Inc	838,280
6,977		Community Trust Bancorp, Inc	243,079
4,655	*	CommunityOne Bancorp	61,260
11,785		ConnectOne Bancorp, Inc	195,985
6,901	*	CU Bancorp	157,688
25,304	e	Cullen/Frost Bankers, Inc	1,211,049
11,525	*	Customers Bancorp, Inc	289,277
70,925		CVB Financial Corp	1,085,862
9,848		Dime Community Bancshares	169,287
16,871	*	Eagle Bancorp, Inc	796,986
60,089		East West Bancorp, Inc	1,948,085
3,026		Enterprise Bancorp, Inc	71,686
7,766		Enterprise Financial Services Corp	220,477
23,147	*	Essent Group Ltd	415,952
38,938		EverBank Financial Corp	547,858
2,904	*	Farmers Capital Bank Corp	78,379
11,366	*	FCB Financial Holdings, Inc	382,125
7,846		Federal Agricultural Mortgage Corp (Class C)	255,858
6,593		Fidelity Southern Corp	104,169
350,662		Fifth Third Bancorp	5,540,460
5,686		Financial Institutions, Inc	156,081
7,695		First Bancorp (NC)	144,281
56,710	*	First Bancorp (Puerto Rico)	147,446
3,643		First Bancorp, Inc	69,618
9,429		First Busey Corp	173,776
3,244		First Business Financial Services, Inc	74,482
4,018		First Citizens Bancshares, Inc (Class A)	988,669
37,222		First Commonwealth Financial Corp	324,948
6,839		First Community Bancshares, Inc	126,863
6,547		First Connecticut Bancorp	106,520
3,699		First Defiance Financial Corp	144,002
23,087		First Financial Bancorp	369,392
39,028	e	First Financial Bankshares, Inc	1,019,411
4,551		First Financial Corp	150,411
95,427		First Horizon National Corp	1,214,786
6,709		First Interstate Bancsystem, Inc	180,808
15,315		First Merchants Corp	350,101
31,576		First Midwest Bancorp, Inc	550,370
9,317	*	First NBC Bank Holding Co	292,461
182,398		First Niagara Financial Group, Inc	1,785,676
4,731		First of Long Island Corp	137,341
68,933		First Republic Bank	4,687,444
66,882		FirstMerit Corp	1,296,173
8,294	*	Flagstar Bancorp, Inc	154,683
11,966		Flushing Financial Corp	263,252
70,680		FNB Corp	851,694
4,715		Fox Chase Bancorp, Inc	92,273
2,070	*	Franklin Financial Network, Inc	57,587
75,235		Fulton Financial Corp	966,770
5,141		German American Bancorp, Inc	163,587
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,731		Glacier Bancorp, Inc	$701,354
4,253		Great Southern Bancorp, Inc	168,717
16,137		Great Western Bancorp, Inc	421,498
4,011	*	Green Bancorp, Inc	29,521
5,658		Guaranty Bancorp	89,170
15,264	*,e	Hampton Roads Bankshares, Inc	27,628
32,474		Hancock Holding Co	778,077
12,696		Hanmi Financial Corp	275,503
7,136		Heartland Financial USA, Inc	213,723
8,704		Heritage Commerce Corp	85,386
11,879		Heritage Financial Corp	215,129
9,193		Heritage Oaks Bancorp	70,786
31,405	*	Hilltop Holdings, Inc	501,538
221		Hingham Institution for Savings	27,185
22,719		Home Bancshares, Inc	879,452
8,704	*	HomeStreet, Inc	178,258
8,420	*	HomeTrust Bancshares, Inc	155,770
3,681		Horizon Bancorp	94,491
337,292		Huntington Bancshares, Inc	2,893,965
14,980		IBERIABANK Corp	716,793
3,645	*,e	Impac Mortgage Holdings, Inc	48,114
10,260		Independent Bank Corp (MA)	468,985
9,223		Independent Bank Corp (MI)	139,636
4,046		Independent Bank Group, Inc	121,016
21,517		International Bancshares Corp	498,979
170,905		Investors Bancorp, Inc	1,997,879
1,672,184		JPMorgan Chase & Co	99,494,948
34,024		Kearny Financial Corp	411,350
422,261		Keycorp	4,712,433
14,928		Lakeland Bancorp, Inc	167,343
6,729		Lakeland Financial Corp	294,663
18,393		LegacyTexas Financial Group, Inc	359,215
2,719	*,e	LendingTree, Inc	200,363
75,933		M&T Bank Corp	8,366,298
8,727		MainSource Financial Group, Inc	193,565
30,171		MB Financial, Inc	938,922
6,978		Mercantile Bank Corp	155,958
1,972		Merchants Bancshares, Inc	57,405
33,771		Meridian Bancorp, Inc	474,483
2,375		Meta Financial Group, Inc	102,980
206,467	*	MGIC Investment Corp	1,366,812
2,881		MidWestOne Financial Group, Inc	81,100
16,489		National Bank Holdings Corp	324,668
2,810	e	National Bankshares, Inc	97,198
2,432	*,e	National Commerce Corp	55,936
52,389		National Penn Bancshares, Inc	597,235
16,262	*,e	Nationstar Mortgage Holdings, Inc	164,246
17,248		NBT Bancorp, Inc	446,723
245,498		New York Community Bancorp, Inc	3,800,309
14,807		NewBridge Bancorp	167,615
20,415	*	NMI Holdings, Inc	107,179
23,793		Northfield Bancorp, Inc	368,316
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,412		Northwest Bancshares, Inc	$470,269
5,353		OceanFirst Financial Corp	94,855
44,943	*,e	Ocwen Financial Corp	243,142
17,355	e	OFG Bancorp	97,535
46,194		Old National Bancorp	569,110
11,628	*	Old Second Bancorp, Inc	82,675
4,709		Opus Bank	155,350
18,115		Oritani Financial Corp	302,883
6,850		Pacific Continental Corp	110,559
7,914	*	Pacific Premier Bancorp, Inc	162,474
46,150		PacWest Bancorp	1,694,166
12,409	e	Park National Corp	1,093,357
18,284		Park Sterling Bank	133,839
4,691		Peapack Gladstone Financial Corp	101,138
1,915	e	Penns Woods Bancorp, Inc	75,336
5,701		Pennsylvania Commerce Bancorp, Inc	162,593
5,122	*	PennyMac Financial Services, Inc	61,003
6,191		Peoples Bancorp, Inc	106,238
3,001	e	Peoples Financial Services Corp	111,037
137,110	e	People’s United Financial, Inc	1,970,271
22,644	*	PHH Corp	278,068
14,610		Pinnacle Financial Partners, Inc	728,308
233,708		PNC Financial Services Group, Inc	20,250,798
46,565		Popular, Inc	1,170,644
4,781		Preferred Bank	155,382
32,113		PrivateBancorp, Inc	1,208,412
32,606		Prosperity Bancshares, Inc	1,382,494
22,929		Provident Financial Services, Inc	450,326
4,442		QCR Holdings, Inc	101,988
94,002		Radian Group, Inc	945,660
576,763		Regions Financial Corp	4,683,316
15,229		Renasant Corp	483,521
4,212		Republic Bancorp, Inc (Class A)	112,503
13,385		S&T Bancorp, Inc	361,529
9,942		Sandy Spring Bancorp, Inc	264,457
8,635	*	Seacoast Banking Corp of Florida	127,971
8,590		ServisFirst Bancshares, Inc	344,201
5,108		Sierra Bancorp	92,966
25,709	*	Signature Bank	3,582,292
11,716		Simmons First National Corp (Class A)	519,136
11,640		South State Corp	778,134
9,603		Southside Bancshares, Inc	216,356
7,722		Southwest Bancorp, Inc	129,266
13,918		State Bank & Trust Co	268,061
52,783		Sterling Bancorp/DE	829,221
5,933		Stock Yards Bancorp, Inc	231,862
3,414		Stonegate Bank	108,121
5,417	*,e	Stonegate Mortgage Corp	22,426
4,609		Suffolk Bancorp	129,006
3,512	*	Sun Bancorp, Inc	73,682
220,243		SunTrust Banks, Inc	8,056,489
27,628	*	SVB Financial Group	2,799,269
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

77,131		Synovus Financial Corp	$2,354,809
22,554		Talmer Bancorp Inc	362,217
67,434		TCF Financial Corp	809,882
3,666		Territorial Bancorp, Inc	97,699
21,057	*	Texas Capital Bancshares, Inc	751,735
47,182		TFS Financial Corp	823,326
12,064	*	The Bancorp, Inc	54,288
5,756		Tompkins Trustco, Inc	322,451
17,601	e	TowneBank	335,651
9,011		Trico Bancshares	229,871
8,498	*	Tristate Capital Holdings, Inc	101,126
5,557	*	Triumph Bancorp, Inc	78,520
37,033		Trustco Bank Corp NY	203,681
36,220		Trustmark Corp	783,801
15,425		UMB Financial Corp	723,432
91,215		Umpqua Holdings Corp	1,320,793
18,425	e	Union Bankshares Corp	423,222
27,752	e	United Bankshares, Inc	931,912
21,426		United Community Banks, Inc	386,954
19,365		United Community Financial Corp	118,707
19,970		United Financial Bancorp, Inc (New)	225,661
6,493		Univest Corp of Pennsylvania	127,782
762,946		US Bancorp	30,563,617
111,029		Valley National Bancorp	977,055
11,109	*	Walker & Dunlop, Inc	266,172
16,698	*,e	Walter Investment Management Corp	165,143
40,232		Washington Federal, Inc	858,953
5,936		Washington Trust Bancorp, Inc	234,235
13,586		Waterstone Financial, Inc	188,166
36,708		Webster Financial Corp	1,217,604
2,098,655		Wells Fargo & Co	105,415,441
19,889		WesBanco, Inc	577,179
6,091		West Bancorporation, Inc	109,638
21,336	e	Westamerica Bancorporation	931,743
37,146	*	Western Alliance Bancorp	1,210,217
28,639		Wilshire Bancorp, Inc	303,287
18,363		Wintrust Financial Corp	772,899
12,825		WSFS Financial Corp	372,695
10,964		Yadkin Financial Corp	254,803
90,422		Zions Bancorporation	2,050,771
		TOTAL BANKS	549,122,867

CAPITAL GOODS - 7.4%
285,044		3M Co	43,041,644
32,575		A.O. Smith Corp	2,275,364
20,336		Aaon, Inc	437,834
14,774		AAR Corp	310,402
18,679	*	Accuride Corp	15,709
27,308		Actuant Corp (Class A)	635,730
19,038		Acuity Brands, Inc	3,853,862
19,055	e	Advanced Drainage Systems, Inc	430,262
64,827	*	Aecom Technology Corp	1,778,853
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,083	*	Aegion Corp	$271,946
25,799	*	Aerojet Rocketdyne Holdings, Inc	424,394
7,674	*	Aerovironment, Inc	195,764
32,826	e	AGCO Corp	1,600,924
42,783		Air Lease Corp	1,102,090
25,938		Aircastle Ltd	445,355
3,979		Alamo Group, Inc	211,006
12,060		Albany International Corp (Class A)	409,075
41,546		Allegion plc	2,516,026
2,945		Allied Motion Technologies, Inc	57,545
72,467		Allison Transmission Holdings, Inc	1,723,990
10,776		Altra Holdings, Inc	242,029
8,663	*	Ameresco, Inc	47,213
3,814	e	American Railcar Industries, Inc	173,156
3,837		American Science & Engineering, Inc	137,710
6,684	*	American Woodmark Corp	461,196
102,494		Ametek, Inc	4,822,343
13,179		Apogee Enterprises, Inc	524,261
16,844		Applied Industrial Technologies, Inc	647,483
5,194		Argan, Inc	156,443
17,644	*	Armstrong World Industries, Inc	682,470
43,101	*	ArvinMeritor, Inc	294,380
10,126		Astec Industries, Inc	377,700
7,868	*	Astronics Corp	253,664
10,524		AZZ, Inc	541,776
21,982	*	Babcock & Wilcox Enterprises, Inc	453,928
21,518		Barnes Group, Inc	699,550
59,641		BE Aerospace, Inc	2,412,478
20,005	*	Beacon Roofing Supply, Inc	810,202
19,690	*	Blount International, Inc	183,117
1,363	*	Blue Bird Corp	13,357
13,673	*	BMC Stock Holdings, Inc	196,481
312,570		Boeing Co	37,549,034
17,803		Briggs & Stratton Corp	350,007
28,659	*	Builders FirstSource, Inc	230,132
43,964		BWX Technologies, Inc	1,316,282
6,887	*	CAI International, Inc	43,044
26,982		Carlisle Cos, Inc	2,257,854
268,290		Caterpillar, Inc	16,698,370
12,653	*	Chart Industries, Inc	205,105
46,207	e	Chicago Bridge & Iron Co NV	1,793,756
6,858		CIRCOR International, Inc	243,390
21,011		Clarcor, Inc	984,575
54,104	*	Colfax Corp	1,197,863
7,576		Columbus McKinnon Corp	108,337
19,570		Comfort Systems USA, Inc	554,614
11,607	*	Commercial Vehicle Group, Inc	35,982
14,844	*	Continental Building Products Inc	221,769
19,013		Crane Co	908,061
18,521		Cubic Corp	740,099
86,669		Cummins, Inc	7,790,676
20,863		Curtiss-Wright Corp	1,439,547
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

264,812		Danaher Corp	$22,945,960
148,199	e	Deere & Co	11,412,805
29,960	*	DigitalGlobe, Inc	392,476
60,343		Donaldson Co, Inc	1,700,466
11,557		Douglas Dynamics, Inc	229,522
67,166		Dover Corp	3,925,853
4,457	*	Ducommun, Inc	65,964
5,115	*	DXP Enterprises, Inc	80,203
15,748	*	Dycom Industries, Inc	1,043,462
204,389		Eaton Corp	10,323,688
26,817		EMCOR Group, Inc	1,225,537
293,428		Emerson Electric Co	13,491,819
8,584		Encore Wire Corp	319,411
18,470		EnerSys	894,502
6,890		Engility Holdings, Inc	93,084
11,729	*,e	Enphase Energy, Inc	28,501
12,925		EnPro Industries, Inc	574,775
10,586		ESCO Technologies, Inc	364,476
13,491	*	Esterline Technologies Corp	1,061,877
128,971	e	Fastenal Co	5,231,064
24,042		Federal Signal Corp	355,581
55,718		Flowserve Corp	2,152,944
62,776		Fluor Corp	2,818,015
69,760		Fortune Brands Home & Security, Inc	3,389,638
19,534		Franklin Electric Co, Inc	532,888
5,538		Freightcar America, Inc	105,499
8,768	*,e	FuelCell Energy, Inc	46,733
22,599	*	Furmanite Corp	118,419
33,219	e	GATX Corp	1,361,315
28,834	*,e	Generac Holdings, Inc	819,462
21,698		General Cable Corp	254,301
128,784		General Dynamics Corp	17,227,436
4,229,833		General Electric Co	123,088,140
13,826	*	Gibraltar Industries, Inc	293,664
8,684		Global Brass & Copper Holdings, Inc	179,846
9,996		Gorman-Rupp Co	254,098
24,145		Graco, Inc	1,754,859
4,428		Graham Corp	76,604
16,411		Granite Construction, Inc	633,957
30,484	*	Great Lakes Dredge & Dock Corp	104,865
11,454	e	Greenbrier Cos, Inc	296,200
17,223	e	Griffon Corp	261,445
13,024		H&E Equipment Services, Inc	151,730
15,780		Harsco Corp	101,623
8,746	*,e	HC2 Holdings, Inc	33,235
78,180	*	HD Supply Holdings, Inc	2,053,789
8,701		HEICO Corp	484,646
16,227		HEICO Corp (Class A)	752,933
41,494		Hexcel Corp	1,717,022
25,622		Hillenbrand, Inc	693,844
348,149		Honeywell International, Inc	35,928,977
29,719		Hubbell, Inc	2,687,489
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,381		Huntington Ingalls	$2,989,962
2,730		Hurco Cos, Inc	73,710
4,045		Hyster-Yale Materials Handling, Inc	210,097
32,716		IDEX Corp	2,372,237
131,982		Illinois Tool Works, Inc	11,887,619
112,840		Ingersoll-Rand plc	5,807,875
7,341		Insteel Industries, Inc	179,928
38,702		ITT Corp	1,255,880
52,136	*	Jacobs Engineering Group, Inc	2,045,295
11,834		John Bean Technologies Corp	542,116
43,790	e	Joy Global, Inc	436,586
4,553		Kadant, Inc	176,702
10,788		Kaman Corp	429,794
60,138		KBR, Inc	857,568
32,042		Kennametal, Inc	567,143
14,738	*,e	KEYW Holding Corp	69,269
21,521	*	KLX, Inc	629,059
18,068	*,e	Kratos Defense & Security Solutions, Inc	57,637
35,037		L-3 Communications Holdings, Inc	4,093,723
1,979	*	Lawson Products, Inc	38,353
4,086		LB Foster Co (Class A)	47,112
21,938		Lennox International, Inc	2,628,611
32,107		Lincoln Electric Holdings, Inc	1,709,377
5,108	e	Lindsay Corp	359,297
123,863		Lockheed Martin Corp	26,135,093
8,117		LSI Industries, Inc	93,670
7,012	*	Lydall, Inc	198,089
56,268	e	Manitowoc Co, Inc	885,658
152,879		Masco Corp	4,034,477
20,217	*	Masonite International Corp	1,122,246
27,378	*	Mastec, Inc	422,716
28,910	*	Middleby Corp	2,612,308
9,071	*,e	Milacron Holdings Corp	115,655
5,071		Miller Industries, Inc	108,976
17,326	*	Moog, Inc (Class A)	802,714
44,127	*	MRC Global, Inc	443,476
19,468		MSC Industrial Direct Co (Class A)	1,261,721
23,127		Mueller Industries, Inc	588,582
108,827		Mueller Water Products, Inc (Class A)	893,470
8,496	*	MYR Group, Inc	170,005
1,821	e	National Presto Industries, Inc	144,023
21,878	*,e	Navistar International Corp	159,053
14,901	*	NCI Building Systems, Inc	154,672
4,363	*,e	Neff Corp	22,382
11,715		NN, Inc	141,986
35,164		Nordson Corp	2,124,961
3,848	*	Nortek, Inc	150,034
84,436		Northrop Grumman Corp	15,625,726
7,504	*	Northwest Pipe Co	71,813
44,610	*,e	NOW, Inc	604,912
4,023	*,e	NV5 Holdings, Inc	76,357
1,327		Omega Flex, Inc	39,279
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,889		Orbital ATK, Inc	$2,335,964
16,581	*	Orion Marine Group, Inc	59,857
34,026	e	Oshkosh Truck Corp	1,120,476
50,498		Owens Corning, Inc	2,332,503
157,596		Paccar, Inc	7,733,236
59,325		Parker Hannifin Corp	5,764,017
8,440	*	Patrick Industries, Inc	294,978
79,494		Pentair plc	3,745,757
21,246	*	Perini Corp	280,660
20,247	*	Pgt, Inc	198,421
79,073	*,e	Plug Power, Inc	147,867
10,543	*	Ply Gem Holdings, Inc	105,114
4,787		Powell Industries, Inc	119,866
2,412	*,e	Power Solutions International, Inc	28,823
11,395	*	PowerSecure International, Inc	125,117
63,658		Precision Castparts Corp	14,956,447
1,112		Preformed Line Products Co	42,056
15,775		Primoris Services Corp	321,652
19,396	*,e	Proto Labs, Inc	1,066,586
13,625		Quanex Building Products Corp	252,199
85,925	*	Quanta Services, Inc	1,606,797
15,258		Raven Industries, Inc	229,023
139,168		Raytheon Co	17,846,904
15,736		RBC Bearings, Inc	933,617
18,020		Regal-Beloit Corp	1,012,904
41,807	*	Rexnord Corp	684,381
56,282		Rockwell Automation, Inc	5,378,871
58,597		Rockwell Collins, Inc	4,739,325
43,294		Roper Industries, Inc	7,605,457
15,653	*	Rush Enterprises, Inc (Class A)	298,972
16,416		Simpson Manufacturing Co, Inc	535,654
25,790		Snap-On, Inc	4,166,632
31,077	*,e	SolarCity Corp	1,107,895
5,336	*	Sparton Corp	91,459
60,440	*	Spirit Aerosystems Holdings, Inc (Class A)	2,562,656
21,420		SPX Corp	199,206
17,452	*	SPX FLOW, Inc	416,056
7,474		Standex International Corp	539,772
68,236		Stanley Works	6,437,384
10,632		Sun Hydraulics Corp	270,691
3,906	*,e	Sunrun, Inc	37,185
15,546		TAL International Group, Inc	175,359
23,794	*,e	Taser International, Inc	366,190
15,081	*	Teledyne Technologies, Inc	1,225,331
8,345		Tennant Co	451,548
50,183		Terex Corp	1,124,099
8,797	e	Textainer Group Holdings Ltd	93,688
115,335		Textron, Inc	3,946,764
5,099	*,e	The ExOne Company	38,854
20,692	*	Thermon Group Holdings	348,039
32,498		Timken Co	862,822
18,588	e	Titan International, Inc	55,764
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,762	*,e	Titan Machinery, Inc	$57,409
23,635		Toro Co	1,761,280
26,341		TransDigm Group, Inc	5,919,613
14,357	*	Trex Co, Inc	539,249
18,336	*	Trimas Corp	317,029
66,196		Trinity Industries, Inc	1,417,918
21,201		Triumph Group, Inc	540,625
3,684		Twin Disc, Inc	42,145
42,341	*	United Rentals, Inc	2,028,557
396,738		United Technologies Corp	34,789,955
17,627	*	Univar, Inc	224,039
8,737		Universal Forest Products, Inc	601,892
37,812	*,e	USG Corp	676,457
10,648		Valmont Industries, Inc	1,134,970
4,334	*	Vectrus, Inc	85,640
3,422	*	Veritiv Corp	105,569
6,360	*	Vicor Corp	53,424
30,619	e	W.W. Grainger, Inc	6,022,451
30,017	*	Wabash National Corp	331,988
24,539	*	WABCO Holdings, Inc	2,199,921
10,538		Watsco, Inc	1,224,621
11,307		Watts Water Technologies, Inc (Class A)	557,096
22,429	*,e	WESCO International, Inc	905,683
40,140		Westinghouse Air Brake Technologies Corp	2,566,953
26,864		Woodward Governor Co	1,240,848
4,989	*	Xerium Technologies, Inc	44,801
79,368		Xylem, Inc	2,853,280
		TOTAL CAPITAL GOODS	700,007,163

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
22,665		ABM Industries, Inc	680,630
40,054	e	Acacia Research (Acacia Technologies)	149,802
45,827	*	ACCO Brands Corp	278,170
8,969		Administaff, Inc	402,977
73,956	e	ADT Corp	2,187,618
25,980	*	Advisory Board Co	1,189,105
8,688		American Ecology Corp	295,131
17,200	*	ARC Document Solutions, Inc	63,468
2,966		Barrett Business Services, Inc	116,178
20,565		Brady Corp (Class A)	461,479
20,984		Brink’s Co	616,930
15,707	*	Casella Waste Systems, Inc (Class A)	93,457
18,954	*	CBIZ, Inc	191,435
5,378		CDI Corp	27,643
22,934		CEB, Inc	1,352,647
9,740		Ceco Environmental Corp	75,972
43,711		Cintas Corp	3,755,649
24,625	*	Clean Harbors, Inc	1,091,134
52,474	*	Copart, Inc	1,758,404
47,660	e	Covanta Holding Corp	673,912
4,164	*	CRA International, Inc	77,575
20,444		Deluxe Corp	1,142,820
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,859		Dun & Bradstreet Corp	$2,052,943
10,065		Ennis, Inc	200,998
50,075		Equifax, Inc	5,297,935
15,568		Essendant, Inc	464,860
10,306		Exponent, Inc	528,801
4,553	*	Franklin Covey Co	80,634
17,184	*	FTI Consulting, Inc	582,366
8,121		G & K Services, Inc (Class A)	522,830
5,783	*	GP Strategies Corp	139,891
28,972		Healthcare Services Group	1,024,740
7,483		Heidrick & Struggles International, Inc	197,252
5,084	*	Heritage-Crystal Clean, Inc	48,501
25,719		Herman Miller, Inc	658,921
15,433	*	Hill International, Inc	52,163
33,196		HNI Corp	1,129,328
9,511	*	Huron Consulting Group, Inc	533,662
7,835	*	ICF International, Inc	268,035
71,647	*	ICO Global Communications Holdings Ltd	38,682
28,986	*	IHS, Inc (Class A)	3,032,515
15,602	*	Innerworkings, Inc	110,150
29,217		Interface, Inc	493,475
60,535		KAR Auction Services, Inc	2,023,080
11,838		Kelly Services, Inc (Class A)	196,274
10,767		Kforce, Inc	240,104
13,713		Kimball International, Inc (Class B)	132,193
19,323		Knoll, Inc	354,577
22,769		Korn/Ferry International	701,513
36,745		Manpower, Inc	2,805,481
13,491		Matthews International Corp (Class A)	673,336
10,372		McGrath RentCorp	253,180
6,545	*	Mistras Group, Inc	147,852
18,929		Mobile Mini, Inc	490,640
24,480		MSA Safety, Inc	1,047,744
5,330		Multi-Color Corp	335,950
19,412	*	Navigant Consulting, Inc	306,515
177,646		Nielsen NV	8,555,431
3,010	*	NL Industries, Inc	6,261
22,397	*	On Assignment, Inc	865,644
87,078		Pitney Bowes, Inc	1,704,987
86,215	e	R.R. Donnelley & Sons Co	1,204,424
106,677		Republic Services, Inc	4,661,785
15,702		Resources Connection, Inc	237,257
58,314		Robert Half International, Inc	2,552,404
55,708		Rollins, Inc	1,534,755
22,513	*	RPX Corp	260,701
6,998	*	SP Plus Corp	157,105
32,910		Steelcase, Inc (Class A)	419,932
38,765	*	Stericycle, Inc	4,665,368
8,338	*	Team, Inc	200,112
25,530		Tetra Tech, Inc	676,290
14,312	*	TransUnion	354,079
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,571	*	TRC Cos, Inc	$58,022
17,470	*	TriNet Group, Inc	258,556
17,447	*	TrueBlue, Inc	398,489
202,279		Tyco International plc	6,956,375
10,468		Unifirst Corp	1,102,280
72,634	*	Verisk Analytics, Inc	5,302,282
8,044		Viad Corp	237,057
3,484	*	Volt Information Sciences, Inc	26,722
1,597		VSE Corp	95,820
15,815	*	WageWorks, Inc	707,563
55,701		Waste Connections, Inc	3,340,389
207,330		Waste Management, Inc	10,978,123
44,125		West Corp	799,104
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	102,166,574

CONSUMER DURABLES & APPAREL - 1.7%
5,230	e	Arctic Cat, Inc	64,381
6,685		Bassett Furniture Industries, Inc	199,948
13,771	*	Beazer Homes USA, Inc	117,742
10,025	*,e	Black Diamond, Inc	45,514
38,562		Brunswick Corp	1,536,696
32,857		CalAtlantic Group, Inc	1,067,524
82,727		Callaway Golf Co	720,552
22,250		Carter’s, Inc	2,163,145
3,668	*	Cavco Industries, Inc	307,598
15,230	*	Century Communities, Inc	225,252
3,656	*	Cherokee, Inc	59,885
137,731		Coach, Inc	5,102,934
12,865	e	Columbia Sportswear Co	709,891
34,925	*	CROCS, Inc	321,659
3,648		CSS Industries, Inc	102,181
4,107		Culp, Inc	103,989
14,574	*	Deckers Outdoor Corp	720,830
147,626		DR Horton, Inc	4,061,191
3,755		Escalade, Inc	45,436
11,434	e	Ethan Allen Interiors, Inc	305,288
3,208		Flexsteel Industries, Inc	139,933
18,198	*,e	Fossil Group, Inc	593,255
59,320	*,e	Garmin Ltd	2,086,878
16,700	*	G-III Apparel Group Ltd	824,312
80,830	*,e	GoPro, Inc	925,504
11,271	*	Green Brick Partners, Inc	66,273
178,271		Hanesbrands, Inc	5,449,744
35,167		Harman International Industries, Inc	2,616,073
47,153		Hasbro, Inc	3,502,525
13,677	*	Helen of Troy Ltd	1,222,314
6,558		Hooker Furniture Corp	188,280
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	91,296
20,068	*,e	Iconix Brand Group, Inc	133,252
15,344	*	Installed Building Products Inc	319,616
12,744	*,e	iRobot Corp	432,404
7,723	*,e	Jakks Pacific, Inc	57,536
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

92,988	*	Jarden Corp	$4,933,013
2,125		Johnson Outdoors, Inc	45,688
58,134	*	Kate Spade & Co	1,035,367
35,932	e	KB Home	390,222
22,054		La-Z-Boy, Inc	472,838
58,131		Leggett & Platt, Inc	2,413,018
3,888		Lennar Corp (B Shares)	134,719
73,885	e	Lennar Corp (Class A)	3,114,253
13,092	*,e	LGI Homes, Inc	287,500
10,480		Libbey, Inc	167,680
3,865		Lifetime Brands, Inc	46,303
50,147	*,e	Lululemon Athletica, Inc	3,112,624
9,944	*	M/I Homes, Inc	178,196
7,425	*	Malibu Boats Inc	97,045
4,381		Marine Products Corp	34,172
167,055	e	Mattel, Inc	4,609,047
16,143	e	MDC Holdings, Inc	351,272
16,210	*	Meritage Homes Corp	535,092
86,746	*	Michael Kors Holdings Ltd	3,461,165
26,896	*	Mohawk Industries, Inc	4,475,763
6,272		Movado Group, Inc	161,190
1,709		Nacco Industries, Inc (Class A)	81,331
13,166	*	Nautilus, Inc	256,474
4,014	*,e	New Home Co Inc	40,662
120,857		Newell Rubbermaid, Inc	4,686,834
610,465		Nike, Inc (Class B)	37,854,935
1,763	*	NVR, Inc	2,910,713
6,100		Oxford Industries, Inc	426,146
19,283	*	Performance Sports Group Ltd	137,873
5,118	*	Perry Ellis International, Inc	97,293
37,512		Phillips-Van Heusen Corp	2,752,631
27,891	e	Polaris Industries, Inc	2,059,471
18,132		Pool Corp	1,532,154
158,433		Pulte Homes, Inc	2,655,337
26,930		Ralph Lauren Corp	3,029,625
20,387	*,e	Sequential Brands Group, Inc	131,292
55,437	*	Skechers U.S.A., Inc (Class A)	1,562,769
10,162	*	Skullcandy, Inc	32,315
26,483	*	Smith & Wesson Holding Corp	570,973
23,398	*	Steven Madden Ltd	755,521
7,676	e	Sturm Ruger & Co, Inc	451,733
3,027		Superior Uniform Group, Inc	53,971
15,358	*	Taylor Morrison Home Corp	185,064
28,609	*	Tempur-Pedic International, Inc	1,726,267
75,808	*	Toll Brothers, Inc	2,093,817
16,121	*	TopBuild Corp	431,720
107,744	*	TRI Pointe Homes, Inc	1,135,622
23,112	*	Tumi Holdings, Inc	399,606
21,846	e	Tupperware Corp	1,014,310
79,635	*,e	Under Armour, Inc (Class A)	6,803,218
9,279	*	Unifi, Inc	221,490
7,354	*	Universal Electronics, Inc	368,803
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,056	*	Vera Bradley, Inc	$163,408
152,678		VF Corp	9,557,643
7,003	*	Vince Holding Corp	36,206
26,765	*	Vista Outdoor, Inc	1,290,341
6,176	*	WCI Communities, Inc	129,325
2,514		Weyco Group, Inc	67,375
34,471		Whirlpool Corp	4,632,558
9,640	*,e	William Lyon Homes, Inc	104,690
43,079		Wolverine World Wide, Inc	728,466
12,715	*,e	Zagg, Inc	117,232
		TOTAL CONSUMER DURABLES & APPAREL	159,974,212

CONSUMER SERVICES - 2.4%
10,212	*,e	2U, Inc	206,180
6,940	*	American Public Education, Inc	109,513
44,579	*	Apollo Group, Inc (Class A)	353,957
78,771		ARAMARK Holdings Corp	2,516,733
5,634	*	Ascent Media Corp (Series A)	64,171
45,558	*	Belmond Ltd.	385,421
10,126	*	BJ’s Restaurants, Inc	434,304
50,801		Bloomin’ Brands, Inc	897,146
9,783		Bob Evans Farms, Inc	400,516
2,987	*,e	Bojangles’, Inc	43,371
32,562	*	Boyd Gaming Corp	579,929
7,860	*	Bravo Brio Restaurant Group, Inc	67,675
6,509	*	Bridgepoint Education, Inc	43,610
15,224	*	Bright Horizons Family Solutions	1,068,268
26,863		Brinker International, Inc	1,336,166
11,513	*	Buffalo Wild Wings, Inc	1,753,430
17,857	*	Caesars Acquisition Co	107,142
26,717	*,e	Caesars Entertainment Corp	185,149
6,499	*	Cambium Learning Group, Inc	29,245
4,909		Capella Education Co	215,554
28,671	*	Career Education Corp	82,572
187,158		Carnival Corp	9,007,915
6,526		Carriage Services, Inc	144,812
29,234	*	Carrols Restaurant Group, Inc	390,566
19,861		Cheesecake Factory	959,286
32,521	*,e	Chegg, Inc	188,622
14,944	*	Chipotle Mexican Grill, Inc (Class A)	6,769,184
15,685		Choice Hotels International, Inc	685,748
6,490		Churchill Downs, Inc	896,529
6,557	*,e	Chuy’s Holdings, Inc	224,184
18,313		ClubCorp Holdings, Inc	219,207
2,954		Collectors Universe	45,048
12,420	e	Cracker Barrel Old Country Store, Inc	1,629,877
54,138		Darden Restaurants, Inc	3,413,942
12,479	*	Dave & Buster’s Entertainment, Inc	452,613
9,227	*	Del Frisco’s Restaurant Group, Inc	146,156
42,001	*	Denny’s Corp	393,549
26,395	e	DeVry Education Group, Inc	525,260
17,203	*,e	Diamond Resorts International, Inc	316,879
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,603		DineEquity, Inc	$560,727
23,246		Domino’s Pizza, Inc	2,648,417
40,819	e	Dunkin Brands Group, Inc	1,606,636
5,479	*,e	El Pollo Loco Holdings, Inc	66,405
10,436	*	Eldorado Resorts, Inc	107,700
1,317	*,e	Empire Resorts, Inc	19,241
51,887		Extended Stay America, Inc	664,672
11,085	*,e	Fiesta Restaurant Group, Inc	403,494
1,540		Graham Holdings Co	746,423
19,507	*	Grand Canyon Education, Inc	734,439
122,884		H&R Block, Inc	4,184,200
4,579	*,e	Habit Restaurants, Inc	94,007
213,466		Hilton Worldwide Holdings, Inc	3,801,829
78,799	*	Houghton Mifflin Harcourt Co	1,405,774
16,138	*,e	Hyatt Hotels Corp	624,218
38,929		International Game Technology plc	563,303
11,231		International Speedway Corp (Class A)	383,426
16,120		Interval Leisure Group, Inc	189,894
10,279	*	Intrawest Resorts Holdings Inc	86,446
9,057	*	Isle of Capri Casinos, Inc	114,662
6,337	*	J Alexander’s Holdings, Inc	59,758
15,909		Jack in the Box, Inc	1,235,175
6,376	*,e	Jamba, Inc	82,505
15,763	*	K12, Inc	144,862
3,281	*	Kona Grill, Inc	53,349
26,455	*	Krispy Kreme Doughnuts, Inc	387,830
37,499	*	La Quinta Holdings, Inc	425,239
171,384		Las Vegas Sands Corp	7,729,418
1,654	e	Liberty Tax, Inc	35,478
39,580	*,e	LifeLock, Inc	474,168
8,153		Marcus Corp	154,418
88,799	e	Marriott International, Inc (Class A)	5,441,603
11,656		Marriott Vacations Worldwide Corp	575,690
429,107		McDonald’s Corp	53,114,864
196,154	*	MGM Resorts International	3,938,772
4,064	*	Monarch Casino & Resort, Inc	84,125
11,090	*,e	Morgans Hotel Group Co	18,742
4,850	*,e	Noodles & Co	58,394
61,384	*	Norwegian Cruise Line Holdings Ltd	2,784,992
12,857	*	Panera Bread Co (Class A)	2,494,258
12,134		Papa John’s International, Inc	579,398
12,716	*,e	Papa Murphy’s Holdings, Inc	120,675
32,682	*	Penn National Gaming, Inc	461,797
26,419	*	Pinnacle Entertainment, Inc	806,836
11,300	*	Popeyes Louisiana Kitchen, Inc	696,419
8,815	*,e	Potbelly Corp	94,321
6,436	*	Red Robin Gourmet Burgers, Inc	397,359
17,984	*	Regis Corp	268,681
77,335		Royal Caribbean Cruises Ltd	6,338,377
25,656	*	Ruby Tuesday, Inc	139,825
14,638		Ruth’s Chris Steak House, Inc	237,868
21,569	*,e	Scientific Games Corp (Class A)	127,688
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,915	e	SeaWorld Entertainment, Inc	$589,240
85,699		Service Corp International	2,073,059
42,979	*	ServiceMaster Global Holdings, Inc	1,814,144
2,332	*,e	Shake Shack, Inc	80,641
29,843		Six Flags Entertainment Corp	1,500,208
21,460		Sonic Corp	630,495
25,664		Sotheby’s (Class A)	602,847
4,910		Speedway Motorsports, Inc	92,652
674,611		Starbucks Corp	40,996,111
72,671		Starwood Hotels & Resorts Worldwide, Inc	4,523,043
879	*	Steak N Shake Co	332,420
4,510	*	Strayer Education, Inc	240,789
28,365		Texas Roadhouse, Inc (Class A)	1,044,683
10,044		Universal Technical Institute, Inc	38,469
15,172		Vail Resorts, Inc	1,896,500
13,931	*,e	Weight Watchers International, Inc	176,784
112,021		Wendy’s	1,145,975
51,316		Wyndham Worldwide Corp	3,330,408
43,665	e	Wynn Resorts Ltd	2,940,401
190,543		Yum! Brands, Inc	13,789,597
7,959	*,e	Zoe’s Kitchen, Inc	221,101
		TOTAL CONSUMER SERVICES	223,917,793

DIVERSIFIED FINANCIALS - 3.8%
23,547	*	Affiliated Managers Group, Inc	3,159,772
201,513	*	Ally Financial, Inc	3,193,981
393,509		American Express Co	21,052,732
77,116		Ameriprise Financial, Inc	6,990,565
7,917	e	Arlington Asset Investment Corp (Class A)	87,879
15,413	e	Artisan Partners Asset Management, Inc	482,427
494	*	Ashford, Inc	26,231
2,529	*	Associated Capital Group, Inc	68,485
487,477		Bank of New York Mellon Corp	17,656,417
75,043		BGC Partners, Inc (Class A)	686,643
57,502		BlackRock, Inc	18,070,579
6,593		Calamos Asset Management, Inc (Class A)	63,227
240,961		Capital One Financial Corp	15,811,861
11,259		Cash America International, Inc	337,094
44,644		CBOE Holdings, Inc	2,974,183
505,176		Charles Schwab Corp	12,897,143
148,286		CME Group, Inc	13,323,497
31,175		Cohen & Steers, Inc	942,109
46,375	*,e	Cowen Group, Inc	132,633
3,556	*,e	Credit Acceptance Corp	636,382
1,202		Diamond Hill Investment Group, Inc	203,198
207,098		Discover Financial Services	9,483,017
121,393	*	E*TRADE Financial Corp	2,860,019
49,178		Eaton Vance Corp	1,409,441
15,460	*,e	Encore Capital Group, Inc	354,343
10,301	*	Enova International, Inc	57,377
13,809		Evercore Partners, Inc (Class A)	623,753
20,397	*	Ezcorp, Inc (Class A)	62,007
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,906		Factset Research Systems, Inc	$3,451,934
42,134		Federated Investors, Inc (Class B)	1,065,569
280	e	Fifth Street Asset Management, Inc	588
21,367	e	Financial Engines, Inc	576,268
11,533	*	First Cash Financial Services, Inc	409,422
36,692	*	FNFV Group	344,171
185,628		Franklin Resources, Inc	6,433,866
12,071		Gain Capital Holdings, Inc	84,014
2,529		GAMCO Investors, Inc (Class A)	73,543
196,694		Goldman Sachs Group, Inc	31,777,883
19,045	*	Green Dot Corp	338,430
31,492		Greenhill & Co, Inc	748,880
15,606		HFF, Inc (Class A)	445,863
23,151		Interactive Brokers Group, Inc (Class A)	747,083
49,388		IntercontinentalExchange Group, Inc	13,028,554
6,188	*	INTL FCStone, Inc	174,440
179,583		Invesco Ltd	5,374,919
14,488		Investment Technology Group, Inc	249,338
37,000	e	iShares Russell 2000 Index Fund	3,807,670
239,000	e	iShares Russell 3000 Index Fund	27,109,770
63,811	e	Janus Capital Group, Inc	803,381
21,930	*	KCG Holdings, Inc	224,125
45,221	*,e	Ladenburg Thalmann Financial Services, Inc	106,269
52,222		Lazard Ltd (Class A)	1,879,470
42,286		Legg Mason, Inc	1,294,797
28,206	*,e	LendingClub Corp	208,160
142,081		Leucadia National Corp	2,352,861
35,525	e	LPL Financial Holdings, Inc	1,080,671
19,692		MarketAxess Holdings, Inc	2,288,801
3,292		Marlin Business Services Corp	51,586
128,164		McGraw-Hill Financial, Inc	10,896,503
1,266	e	Medley Management, Inc	7,761
6,782		Moelis & Co	172,534
80,739		Moody’s Corp	7,197,074
680,956		Morgan Stanley	17,623,141
12,247		Morningstar, Inc	984,781
46,951		MSCI, Inc (Class A)	3,232,107
47,079		NASDAQ OMX Group, Inc	2,918,898
168,205		Navient Corp	1,608,040
9,011		Nelnet, Inc (Class A)	292,587
10,526	*	NewStar Financial, Inc	80,629
112,301		Northern Trust Corp	6,971,646
102,151		NorthStar Asset Management Group, Inc	1,178,823
9,152		OM Asset Management plc	103,509
4,811	*	On Deck Capital, Inc	38,103
21,854	*	OneMain Holdings, Inc	577,601
3,966		Oppenheimer Holdings, Inc	60,799
9,653	*	Pico Holdings, Inc	84,753
14,496	*	Piper Jaffray Cos	492,864
19,984	*,e	PRA Group, Inc	594,524
4,748		Pzena Investment Management, Inc (Class A)	36,560
51,798		Raymond James Financial, Inc	2,269,270
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,505	*	Regional Management Corp	$59,736
6,469		Resource America, Inc (Class A)	28,205
8,217	*	Safeguard Scientifics, Inc	106,821
64,502		Santander Consumer USA Holdings, Inc	674,046
59,238		SEI Investments Co	2,324,499
184,382	*	SLM Corp	1,180,045
16,000	e	SPDR S&P MidCap 400 ETF Trust	3,839,520
48,101		SPDR Trust Series 1	9,325,341
183,132		State Street Corp	10,205,946
27,768	*	Stifel Financial Corp	929,117
372,539	*	Synchrony Financial	10,587,558
123,725		T Rowe Price Group, Inc	8,778,289
132,751		TD Ameritrade Holding Corp	3,661,273
13,907	e	Tiptree Financial, Inc	89,422
7,143		Virtu Financial, Inc	162,146
2,871		Virtus Investment Partners, Inc	252,648
96,574		Voya Financial, Inc	2,953,233
36,654		Waddell & Reed Financial, Inc (Class A)	1,005,786
2,714		Westwood Holdings Group, Inc	128,644
49,724	e	WisdomTree Investments, Inc	596,688
3,115	*,e	World Acceptance Corp	90,148
1,229	*	ZAIS Group Holdings, Inc	7,743
		TOTAL DIVERSIFIED FINANCIALS	354,588,682

ENERGY - 6.0%
45,655	*,e	Abraxas Petroleum Corp	52,047
1,000		Adams Resources & Energy, Inc	33,670
22,186	e	Alon USA Energy, Inc	279,100
222,385		Anadarko Petroleum Corp	8,693,030
40,005	*,e	Antero Resources Corp	1,086,936
164,411		Apache Corp	6,994,044
28,470		Archrock, Inc	170,820
9,798		Ardmore Shipping Corp	99,450
31,018	e	Atwood Oceanics, Inc	190,140
195,416		Baker Hughes, Inc	8,502,550
22,543	*,e	Bill Barrett Corp	83,409
15,099	e	Bristow Group, Inc	351,203
41,747	*,e	C&J Energy Services Ltd	102,698
202,848		Cabot Oil & Gas Corp	4,209,096
180,183		California Resources Corp	257,662
56,025	*	Callon Petroleum Co	383,771
84,315	*	Cameron International Corp	5,536,123
8,536	e	CARBO Ceramics, Inc	141,271
25,681	*	Carrizo Oil & Gas, Inc	696,726
104,915	*	Cheniere Energy, Inc	3,152,696
292,116	e	Chesapeake Energy Corp	990,273
844,248		Chevron Corp	73,002,125
41,125		Cimarex Energy Co	3,824,625
2,756	*,e	Clayton Williams Energy, Inc	47,348
32,484	*,e	Clean Energy Fuels Corp	87,057
37,432	*,e	Cloud Peak Energy, Inc	56,148
154,878	*	Cobalt International Energy, Inc	586,988
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

179,284		Columbia Pipeline Group, Inc	$3,325,718
56,450	*	Concho Resources, Inc	5,370,088
548,002		ConocoPhillips	21,415,918
111,730	e	Consol Energy, Inc	887,136
11,630	*	Contango Oil & Gas Co	74,548
36,856	*,e	Continental Resources, Inc	778,030
7,838	e	CVR Energy, Inc	274,487
24,009		Delek US Holdings, Inc	408,633
172,907	e	Denbury Resources, Inc	269,735
180,995	*	Devon Energy Corp	5,049,760
41,496		DHT Holdings, Inc	239,847
27,486	e	Diamond Offshore Drilling, Inc	510,965
29,953	*	Diamondback Energy, Inc	2,262,949
10,808	*,e	Dorian LPG Ltd	114,349
16,208	*	Dril-Quip, Inc	950,437
736	*,e	Earthstone Energy, Inc	9,031
30,481	*,e	Eclipse Resources Corp	36,882
35,416		Energen Corp	1,249,122
19,728	*,e	Energy Fuels, Inc	46,164
104,867		Ensco plc	1,025,599
244,011		EOG Resources, Inc	17,329,661
16,378	*,e	EP Energy Corp	61,254
68,480		EQT Corp	4,227,955
10,822	*	Era Group, Inc	99,346
15,554	*,e	Erin Energy Corp	41,218
8,771		Evolution Petroleum Corp	40,873
19,733	*	Exterran Corp	325,989
1,878,674	d	Exxon Mobil Corp	146,254,771
62,541	*,e	Fairmount Santrol Holdings, Inc	153,225
97,397	*	FMC Technologies, Inc	2,449,535
24,789	*	Forum Energy Technologies, Inc	277,885
53,383		Frank’s International NV	780,993
120,596		Frontline Ltd	262,899
46,846	e	GasLog Ltd	349,940
38,742	*,e	Gastar Exploration, Inc	46,103
7,951	*	Gener8 Maritime, Inc	53,510
5,250	*,e	Geospace Technologies Corp	56,752
44,429	e	Golar LNG Ltd	827,268
15,813		Green Plains Renewable Energy, Inc	299,656
11,906	e	Gulfmark Offshore, Inc	45,124
44,973	*	Gulfport Energy Corp	1,328,952
4,519	e	Hallador Energy Co	22,505
377,901		Halliburton Co	12,013,473
55,572	*	Helix Energy Solutions Group, Inc	223,955
43,230	e	Helmerich & Payne, Inc	2,196,084
108,754		Hess Corp	4,622,045
85,346		HollyFrontier Corp	2,984,550
14,156	*,e	Hornbeck Offshore Services, Inc	115,088
9,110	*,e	Independence Contract Drilling, Inc	36,895
60,903	*,e	ION Geophysical Corp	27,400
341	*,e	Isramco, Inc	27,024
14,213	*,e	Jones Energy, Inc (Class A)	29,989
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

802,621		Kinder Morgan, Inc	$13,203,115
129,984	*	Kosmos Energy LLC	594,027
55,512	*,e	Laredo Petroleum Holdings, Inc	430,773
297,956		Marathon Oil Corp	2,899,112
241,411		Marathon Petroleum Corp	10,088,566
31,972	*,e	Matador Resources Co	512,511
12,980	*	Matrix Service Co	246,101
109,671	*,e	McDermott International, Inc	302,692
34,743	*	Memorial Resource Development Corp	552,761
74,481	e	Murphy Oil Corp	1,460,572
155,318		Nabors Industries Ltd	1,143,140
167,829		National Oilwell Varco, Inc	5,461,156
5,354	*	Natural Gas Services Group, Inc	101,298
62,110	e	Navios Maritime Acq Corp	141,611
75,502	*	Newfield Exploration Co	2,194,843
38,370	*	Newpark Resources, Inc	186,862
133,843	e	Noble Corp plc	1,042,637
192,399		Noble Energy, Inc	6,227,956
9,719	e	Nordic American Offshore Ltd	39,362
40,307	e	Nordic American Tanker Shipping	512,302
4,172	*,e	North Atlantic Drilling Ltd	7,551
42,056	*,e	Northern Oil And Gas, Inc	138,785
68,138	*,e	Oasis Petroleum, Inc	364,538
345,129		Occidental Petroleum Corp	23,755,229
42,385		Oceaneering International, Inc	1,434,732
21,030	*	Oil States International, Inc	593,677
97,002		Oneok, Inc	2,416,320
17,539	*,e	Pacific Ethanol, Inc	61,211
12,659		Panhandle Oil and Gas, Inc (Class A)	182,669
24,327	*	Par Petroleum Corp	581,902
56,086	*	Parker Drilling Co	76,838
67,909	*	Parsley Energy, Inc	1,307,927
61,210		Patterson-UTI Energy, Inc	880,200
41,947		PBF Energy, Inc	1,467,726
20,459	*	PDC Energy, Inc	1,163,503
5,035	*	PHI, Inc	91,285
243,590		Phillips 66	19,523,739
29,074	*	Pioneer Energy Services Corp	39,831
66,533		Pioneer Natural Resources Co	8,246,765
74,105		Questar Market Resources, Inc	950,026
71,191	e	Range Resources Corp	2,104,406
18,598	*	Renewable Energy Group, Inc	128,884
3,235	*,e	Rex American Resources Corp	172,846
30,797	*,e	Rice Energy, Inc	359,401
14,006	*,e	RigNet, Inc	204,348
11,266	*,e	Ring Energy, Inc	62,301
58,956		Rowan Cos plc	745,793
42,580	e	RPC, Inc	530,973
34,344	*	RSP Permian, Inc	808,801
28,765	*,e	Sanchez Energy Corp	104,129
567,579		Schlumberger Ltd	41,018,934
82,818		Scorpio Tankers, Inc	505,190
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,758	*,e	SEACOR Holdings, Inc	$356,946
169,624	*,e	Seadrill Ltd	351,122
19,215		SemGroup Corp	425,420
32,532	e	Ship Finance International Ltd	435,603
31,052	e	SM Energy Co	434,107
188,744	*,e	Southwestern Energy Co	1,677,934
300,333		Spectra Energy Corp	8,244,141
31,627	*,e	Stone Energy Corp	97,411
63,455		Superior Energy Services	654,221
95,646	*,e	Synergy Resources Corp	606,396
35,156		Targa Resources Investments, Inc	789,955
21,065	e	Teekay Corp	144,295
39,683	e	Teekay Tankers Ltd (Class A)	181,351
16,145		Tesco Corp	109,786
57,074		Tesoro Corp	4,979,707
35,635	*	Tetra Technologies, Inc	220,581
20,373	e	Tidewater, Inc	108,181
9,385	*,e	TransAtlantic Petroleum Ltd	8,940
88,667	*,e	Ultra Petroleum Corp	200,387
25,671	*,e	Unit Corp	267,749
71,444	*,e	Uranium Energy Corp	68,272
25,063	e	US Silica Holdings Inc	467,425
217,982		Valero Energy Corp	14,794,438
18,049	e	W&T Offshore, Inc	35,196
353,050	*	Weatherford International Ltd	2,379,557
29,912		Western Refining, Inc	984,105
92,260	*	Whiting Petroleum Corp	678,111
332,511		Williams Cos, Inc	6,417,462
30,959		World Fuel Services Corp	1,205,853
143,104	*	WPX Energy, Inc	775,624
		TOTAL ENERGY	566,994,454

FOOD & STAPLES RETAILING - 2.1%
11,700		Andersons, Inc	342,927
17,534		Casey’s General Stores, Inc	2,117,055
9,311	*,e	Chefs’ Warehouse Holdings, Inc	122,440
196,996		Costco Wholesale Corp	29,770,035
507,278		CVS Health Corp	48,997,982
18,168	*,e	Fresh Market, Inc	348,099
5,387		Ingles Markets, Inc (Class A)	206,645
439,595		Kroger Co	17,060,682
5,067	*,e	Natural Grocers by Vitamin C	91,257
5,049	*	Performance Food Group Co	118,147
8,315	e	Pricesmart, Inc	636,596
445,386	*	Rite Aid Corp	3,469,557
9,346	*	Smart & Final Stores, Inc	150,284
17,874		Spartan Stores, Inc	366,774
68,237	*	Sprouts Farmers Market, Inc	1,555,804
109,376	*	Supervalu, Inc	497,661
260,826		Sysco Corp	10,383,483
20,912	*	United Natural Foods, Inc	732,338
2,593		Village Super Market (Class A)	68,092
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

387,287		Walgreens Boots Alliance, Inc	$30,874,520
715,487		Wal-Mart Stores, Inc	47,479,718
4,144		Weis Markets, Inc	168,329
158,862		Whole Foods Market, Inc	4,656,245
		TOTAL FOOD & STAPLES RETAILING	200,214,670

FOOD, BEVERAGE & TOBACCO - 5.2%
1,581		Alico, Inc	48,015
882,061		Altria Group, Inc	53,902,748
11,027	*,e	Amplify Snack Brands, Inc	119,092
3,021	*,e	Arcadia Biosciences, Inc	8,912
276,476		Archer Daniels Midland Co	9,773,427
23,889		B&G Foods, Inc (Class A)	870,037
17,038	*,e	Blue Buffalo Pet Products, Inc	289,987
3,908	*,e	Boston Beer Co, Inc (Class A)	700,509
13,483	e	Brown-Forman Corp	1,433,108
54,198		Brown-Forman Corp (Class B)	5,302,732
67,838		Bunge Ltd	4,206,634
7,234		Calavo Growers, Inc	374,359
13,113	e	Cal-Maine Foods, Inc	661,813
74,663	e	Campbell Soup Co	4,211,740
28,161	*,e	Castle Brands, Inc	32,104
2,067		Coca-Cola Bottling Co Consolidated	363,585
1,762,465		Coca-Cola Co	75,644,998
100,466		Coca-Cola Enterprises, Inc	4,663,632
189,353		ConAgra Foods, Inc	7,884,659
73,081		Constellation Brands, Inc (Class A)	11,143,391
3,993	*,e	Craft Brewers Alliance, Inc	34,220
69,883	*	Darling International, Inc	628,248
66,740	e	Dean Foods Co	1,333,465
13,772	*	Diamond Foods, Inc	505,432
86,229		Dr Pepper Snapple Group, Inc	8,091,729
3,496	*	Farmer Bros Co	97,434
72,547		Flowers Foods, Inc	1,490,115
19,743		Fresh Del Monte Produce, Inc	805,712
8,938	*,e	Freshpet, Inc	53,092
263,186		General Mills, Inc	14,872,641
43,152	*	Hain Celestial Group, Inc	1,569,870
70,214		Hershey Co	6,186,556
58,653		Hormel Foods Corp	4,716,288
29,916		Ingredion, Inc	3,013,140
5,854	*,e	Inventure Foods, Inc	32,899
9,415		J&J Snack Foods Corp	1,016,632
52,164		J.M. Smucker Co	6,693,684
3,701		John B. Sanfilippo & Son, Inc	222,023
108,558		Kellogg Co	7,972,500
58,402		Keurig Green Mountain, Inc	5,212,378
266,536		Kraft Heinz Co	20,805,800
12,265		Lancaster Colony Corp	1,247,105
10,815	*	Landec Corp	130,104
1,889	*	Lifeway Foods, Inc	24,217
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,909	e	Limoneira Co	$61,755
62,502		McCormick & Co, Inc	5,498,301
88,667		Mead Johnson Nutrition Co	6,427,471
4,362		Mgp Ingredients, Inc	97,622
60,211		Molson Coors Brewing Co (Class B)	5,447,891
731,226		Mondelez International, Inc	31,515,841
67,216	*	Monster Beverage Corp	9,076,176
4,631	*	National Beverage Corp	191,446
8,734	*	Omega Protein Corp	197,301
666,659		PepsiCo, Inc	66,199,238
695,050		Philip Morris International, Inc	62,561,450
28,735	e	Pilgrim’s Pride Corp	637,342
48,654		Pinnacle Foods, Inc	2,086,770
27,345	*	Post Holdings, Inc	1,599,682
367,608		Reynolds American, Inc	18,362,020
9,235	e	Sanderson Farms, Inc	750,067
127	*	Seaboard Corp	365,379
3,366	*	Seneca Foods Corp	93,003
20,510	e	Snyder’s-Lance, Inc	647,501
9,335	*,e	Synutra International, Inc	46,302
8,007	e	Tootsie Roll Industries, Inc	262,790
17,956	*	TreeHouse Foods, Inc	1,424,988
132,514		Tyson Foods, Inc (Class A)	7,070,947
9,195	e	Universal Corp	503,242
45,035	e	Vector Group Ltd	1,050,216
78,054	*	WhiteWave Foods Co (Class A)	2,946,538
		TOTAL FOOD, BEVERAGE & TOBACCO	493,512,045

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
3,292	*,e	AAC Holdings, Inc	58,795
9,364		Abaxis, Inc	407,802
679,006		Abbott Laboratories	25,700,377
18,921	*	Abiomed, Inc	1,614,529
28,702	*	Acadia Healthcare Co, Inc	1,751,683
33,412	*,e	Accuray, Inc	178,086
17,675		Aceto Corp	403,874
3,135	*	Addus HomeCare Corp	66,493
3,679	*,e	Adeptus Health, Inc	173,575
156,898		Aetna Inc	15,978,492
16,272	*,e	Air Methods Corp	633,632
33,754	*	Align Technology, Inc	2,232,490
2,068	*	Alliance HealthCare Services, Inc	15,469
75,719	*	Allscripts Healthcare Solutions, Inc	1,043,408
3,624	*	Almost Family, Inc	138,582
11,794	*	Amedisys, Inc	421,636
96,727		AmerisourceBergen Corp	8,662,870
20,300	*	AMN Healthcare Services, Inc	571,851
23,486	*	Amsurg Corp	1,718,940
5,026		Analogic Corp	372,276
10,989	*	Angiodynamics, Inc	124,396
5,745	*	Anika Therapeutics, Inc	216,127
67,061	*,e	Antares Pharma, Inc	82,485
117,287		Anthem, Inc	15,304,781
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,427	*,e	athenahealth, Inc	$2,329,349
12,235	*	AtriCure, Inc	213,868
618		Atrion Corp	232,071
35,395		Bard (C.R.), Inc	6,486,842
236,464		Baxter International, Inc	8,654,582
93,274		Becton Dickinson & Co	13,559,241
29,228	*,e	BioScrip, Inc	52,318
11,531	*	BioTelemetry, Inc	108,853
619,227	*	Boston Scientific Corp	10,855,049
77,316	*	Brookdale Senior Living, Inc	1,258,704
14,197		Cantel Medical Corp	842,876
12,254	*	Capital Senior Living Corp	224,616
144,528		Cardinal Health, Inc	11,760,243
13,355	*	Cardiovascular Systems, Inc	112,850
14,031	*,e	Castlight Health, Inc	46,443
51,924	*	Centene Corp	3,222,403
129,715	*	Cerner Corp	7,524,767
41,094	*,e	Cerus Corp	223,140
7,648		Chemed Corp	1,073,167
114,860		Cigna Corp	15,345,296
6,476	*	Civitas Solutions, Inc	155,813
55,890	*	Community Health Systems, Inc	1,200,517
4,462	e	Computer Programs & Systems, Inc	234,389
4,558	*	ConforMIS, Inc	50,138
11,474		Conmed Corp	423,850
2,706	*,e	Connecture, Inc	6,386
25,076		Cooper Cos, Inc	3,288,717
10,994	*,e	Corindus Vascular Robotics, Inc	22,098
4,880	*	Corvel Corp	222,626
13,339	*	Cross Country Healthcare, Inc	192,082
12,510		CryoLife, Inc	122,973
6,000	*	Cutera, Inc	67,440
9,493	*	Cynosure, Inc (Class A)	343,647
76,403	*	DaVita, Inc	5,128,169
58,727		Dentsply International, Inc	3,458,433
34,978	*	DexCom, Inc	2,493,232
15,274	*,e	Diplomat Pharmacy, Inc	415,606
100,934	*	Edwards Lifesciences Corp	7,894,048
28,698	*,e	Endologix, Inc	204,617
20,956		Ensign Group, Inc	470,462
2,354	*,e	Entellus Medical, Inc	39,218
78,806	*	Envision Healthcare Holdings, Inc	1,741,613
3,811	*	Exactech, Inc	76,258
17,896	*	ExamWorks Group, Inc	491,424
304,538	*	Express Scripts Holding Co	21,887,146
17,289	*	Five Star Quality Care, Inc	43,914
16,025	*	Genesis Health Care, Inc	28,845
19,474	*	GenMark Diagnostics, Inc	103,017
32,391	*	Globus Medical, Inc	808,155
10,451	*	Greatbatch, Inc	403,513
21,191	*	Haemonetics Corp	670,483
36,388	*	Halyard Health, Inc	902,422
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,631	*	Hanger Orthopedic Group, Inc	$224,352
146,365	*	HCA Holdings, Inc	10,184,077
34,696	*	Health Net, Inc	2,297,569
15,167	*	HealthEquity, Inc	326,849
39,569		Healthsouth Corp	1,416,175
10,518	*	HealthStream, Inc	230,344
12,854	*	Healthways, Inc	151,163
11,942	*,e	HeartWare International, Inc	479,352
36,284	*	Henry Schein, Inc	5,494,849
23,565		Hill-Rom Holdings, Inc	1,151,857
36,714	*	HMS Holdings Corp	442,404
110,035	*	Hologic, Inc	3,734,588
67,663		Humana, Inc	11,014,860
11,091	*	ICU Medical, Inc	1,067,509
40,550	*	Idexx Laboratories, Inc	2,844,177
4,024	*	Imprivata, Inc	46,880
59,210	*	IMS Health Holdings, Inc	1,368,935
6,736	*	Inogen Inc	223,905
10,588	*,e	Inovalon Holdings, Inc	178,725
23,860	*	Insulet Corp	791,675
11,957	*	Integra LifeSciences Holdings Corp	734,758
16,066	*	Intuitive Surgical, Inc	8,689,296
13,425		Invacare Corp	206,879
35,827	*	Inverness Medical Innovations, Inc	1,332,764
11,172	*,e	InVivo Therapeutics Holdings Corp	49,492
1,187	*,e	iRadimed Corp	23,087
7,484	*	K2M Group Holdings, Inc	106,348
36,267		Kindred Healthcare, Inc	350,339
47,275	*	Laboratory Corp of America Holdings	5,311,346
3,821		Landauer, Inc	117,075
9,914	*	LDR Holding Corp	182,120
4,833		LeMaitre Vascular, Inc	70,562
5,627	*	LHC Group, Inc	213,376
18,242	*	LifePoint Hospitals, Inc	1,273,109
18,940	*	LivaNova plc	1,060,261
15,713	*	Magellan Health Services, Inc	895,641
20,112	*	Masimo Corp	739,116
102,905		McKesson Corp	16,565,647
23,205	*	Medidata Solutions, Inc	991,550
640,930		Medtronic plc	48,659,406
17,521		Meridian Bioscience, Inc	337,279
18,617	*	Merit Medical Systems, Inc	308,111
16,384	*	Molina Healthcare, Inc	899,645
4,200		National Healthcare Corp	265,230
3,676		National Research Corp	55,471
13,759	*	Natus Medical, Inc	485,418
16,383	*	Neogen Corp	854,865
11,357	*	Nevro Corp	701,749
12,957	*,e	Nobilis Health Corp	27,339
2,426	*,e	Novocure Ltd	30,277
21,045	*	NuVasive, Inc	970,595
26,704	*	NxStage Medical, Inc	505,240
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,598	*	Omnicell, Inc	$408,598
23,565	*	OraSure Technologies, Inc	128,901
7,923	*	Orthofix International NV	312,721
42,182		Owens & Minor, Inc	1,461,606
8,842	*,e	Oxford Immunotec Global plc	102,744
34,998		Patterson Cos, Inc	1,486,015
40,195	*	Pediatrix Medical Group, Inc	2,791,945
2,036	*,e	Penumbra, Inc	87,141
12,509	*	PharMerica Corp	371,392
17,796	*	Premier, Inc	568,404
4,133	*,e	Press Ganey Holdings, Inc	122,130
5,733	*	Providence Service Corp	254,545
23,815		Quality Systems, Inc	312,215
61,330		Quest Diagnostics, Inc	4,027,541
11,443	*	Quidel Corp	194,989
14,581	*	RadNet, Inc	87,194
59,175	e	Resmed, Inc	3,355,223
21,277	*,e	Rockwell Medical, Inc	133,194
22,692	*	RTI Biologics, Inc	72,841
3,985	*	SeaSpine Holdings Corp	57,623
4,961	*,e	Second Sight Medical Products, Inc	22,920
42,766		Select Medical Holdings Corp	407,560
30,585	*	Sirona Dental Systems, Inc	3,250,880
18,075	*,e	Spectranetics Corp	217,804
134,498		St. Jude Medical, Inc	7,109,564
14,817	*	Staar Surgical Co	96,755
36,054	e	STERIS plc	2,496,379
148,354		Stryker Corp	14,709,299
7,270	*,e	Surgery Partners, Inc	117,120
8,814	*	Surgical Care Affiliates, Inc	376,093
5,430	*	SurModics, Inc	108,329
7,897	*,e	Tandem Diabetes Care, Inc	71,152
29,921	*	Team Health Holdings, Inc	1,222,871
5,722	*,e	Teladoc, Inc	92,925
17,118	e	Teleflex, Inc	2,322,741
46,902	*,e	Tenet Healthcare Corp	1,271,982
15,929	*,e	TransEnterix, Inc	43,964
10,733	*	Triple-S Management Corp (Class B)	239,239
6,895	*,e	Trupanion, Inc	57,297
50,550	*	Unilife Corp	45,384
429,244		UnitedHealth Group, Inc	49,431,739
19,646		Universal American Corp	124,163
39,802		Universal Health Services, Inc (Class B)	4,483,297
4,931		US Physical Therapy, Inc	252,221
1,453		Utah Medical Products, Inc	81,906
43,146	*	Varian Medical Systems, Inc	3,327,851
6,979	*	Vascular Solutions, Inc	190,945
44,467	*	VCA Antech, Inc	2,279,823
30,002	*,e	Veeva Systems, Inc	723,048
2,579	*,e	Veracyte, Inc	16,712
10,460	*	Vocera Communications, Inc	150,519
18,382	*	WellCare Health Plans, Inc	1,396,664
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,883		West Pharmaceutical Services, Inc	$1,709,905
55,220	*	Wright Medical Group NV	1,101,639
13,608	*,e	Zeltiq Aesthetics, Inc	315,978
73,523		Zimmer Holdings, Inc	7,297,893
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	475,775,737

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
181,669	e	Avon Products, Inc	615,858
22,198	*	Central Garden and Pet Co (Class A)	306,776
58,846		Church & Dwight Co, Inc	4,943,064
58,395		Clorox Co	7,535,875
405,329		Colgate-Palmolive Co	27,371,867
36,516	e	Coty, Inc	898,659
26,225		Edgewell Personal Care Co	1,940,912
10,401	*,e	Elizabeth Arden, Inc	83,208
25,524		Energizer Holdings, Inc	817,789
92,495		Estee Lauder Cos (Class A)	7,885,199
31,981	*,e	Herbalife Ltd	1,477,842
32,919	*	HRG Group, Inc	399,637
6,703		Inter Parfums, Inc	179,976
163,126		Kimberly-Clark Corp	20,948,641
5,231		Medifast, Inc	151,856
5,231	e	Natural Health Trends Corp	104,358
3,786		Nature’s Sunshine Products, Inc	32,484
25,040	e	Nu Skin Enterprises, Inc (Class A)	792,516
3,287	*	Nutraceutical International Corp	77,902
1,470		Oil-Dri Corp of America	55,125
7,556	e	Orchids Paper Products Co	222,902
1,222,399		Procter & Gamble Co	99,857,774
9,139	*	Revlon, Inc (Class A)	271,702
11,977		Spectrum Brands, Inc	1,138,294
2,534	*,e	USANA Health Sciences, Inc	321,565
6,944		WD-40 Co	717,315
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	179,149,096

INSURANCE - 4.1%
212,684		ACE Ltd	24,048,125
200,523		Aflac, Inc	11,622,313
7,226	*	Alleghany Corp	3,453,450
39,203		Allied World Assurance Co Holdings Ltd	1,434,438
173,416		Allstate Corp	10,509,010
23,053	*	AMBAC Financial Group, Inc	323,664
33,415		American Equity Investment Life Holding Co	607,819
30,314		American Financial Group, Inc	2,151,688
550,480		American International Group, Inc	31,091,110
2,872		American National Insurance Co	279,101
7,166		Amerisafe, Inc	365,538
26,152		Amtrust Financial Services, Inc	1,495,633
123,047		Aon plc	10,807,218
53,365	*	Arch Capital Group Ltd	3,604,806
11,484		Argo Group International Holdings Ltd	652,636
73,257		Arthur J. Gallagher & Co	2,757,393
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,295		Aspen Insurance Holdings Ltd	$1,176,470
29,376		Assurant, Inc	2,388,563
65,960		Assured Guaranty Ltd	1,568,529
4,444	*	Atlas Financial Holdings, Inc	77,414
42,929		Axis Capital Holdings Ltd	2,314,302
3,677		Baldwin & Lyons, Inc (Class B)	90,932
837,652	*	Berkshire Hathaway, Inc (Class B)	108,702,100
65,134		Brown & Brown, Inc	1,970,303
72,745		Cincinnati Financial Corp	4,192,294
23,451	*,e	Citizens, Inc (Class A)	151,962
10,018		CNA Financial Corp	332,898
84,431		Conseco, Inc	1,469,099
11,500		Crawford & Co (Class B)	52,325
3,405		Donegal Group, Inc (Class A)	48,045
2,877		EMC Insurance Group, Inc	66,919
12,555		Employers Holdings, Inc	312,745
26,142		Endurance Specialty Holdings Ltd	1,618,974
3,656	*	Enstar Group Ltd	583,315
14,843		Erie Indemnity Co (Class A)	1,426,561
18,372		Everest Re Group Ltd	3,287,486
12,227		FBL Financial Group, Inc (Class A)	746,581
5,754		Federated National Holding Co	142,354
5,606		Fidelity & Guaranty Life	140,430
43,516		First American Financial Corp	1,495,645
117,261		FNF Group	3,796,911
211,511	*	Genworth Financial, Inc (Class A)	588,001
12,261	*	Greenlight Capital Re Ltd (Class A)	238,109
5,627	*	Hallmark Financial Services	61,334
17,950		Hanover Insurance Group, Inc	1,462,746
181,044		Hartford Financial Services Group, Inc	7,274,348
3,640	e	HCI Group, Inc	121,030
9,642		Heritage Insurance Holdings, Inc	191,104
15,137		Horace Mann Educators Corp	465,009
3,159		Independence Holding Co	48,459
4,392		Infinity Property & Casualty Corp	348,681
3,484		James River Group Holdings Ltd	118,177
19,560		Kemper Corp	675,994
106,700		Lincoln National Corp	4,210,382
132,999		Loews Corp	4,922,293
19,565		Maiden Holdings Ltd	250,432
6,799	*	Markel Corp	5,714,288
237,762		Marsh & McLennan Cos, Inc	12,679,847
69,319	*	MBIA, Inc	461,665
20,759		Mercury General Corp	963,840
418,107		Metlife, Inc	18,668,478
14,334		National General Holdings Corp	283,670
1,981		National Interstate Corp	48,594
1,147		National Western Life Group, Inc	264,647
4,225	*	Navigators Group, Inc	370,152
114,477		Old Republic International Corp	2,069,744
7,800		OneBeacon Insurance Group Ltd (Class A)	100,152
20,827		PartnerRe Ltd	2,924,111
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,585	*,e	Patriot National, Inc	$23,769
31,155	e	Primerica, Inc	1,402,287
121,208		Principal Financial Group	4,605,904
30,721		ProAssurance Corp	1,539,737
281,641		Progressive Corp	8,801,281
198,697		Prudential Financial, Inc	13,924,686
28,164		Reinsurance Group of America, Inc (Class A)	2,372,254
20,478		RenaissanceRe Holdings Ltd	2,306,847
26,545		RLI Corp	1,574,119
5,324		Safety Insurance Group, Inc	300,380
28,054		Selective Insurance Group, Inc	878,371
17,340		Stancorp Financial Group, Inc	1,988,204
6,046		State Auto Financial Corp	131,984
11,853		State National Cos, Inc	116,752
8,992		Stewart Information Services Corp	318,856
48,812		Symetra Financial Corp	1,562,960
34,592	*	Third Point Reinsurance Ltd	402,997
67,451		Torchmark Corp	3,665,287
147,405		Travelers Cos, Inc	15,778,231
3,342	*	United America Indemnity Ltd	100,494
7,816		United Fire & Casualty Co	301,932
6,793		United Insurance Holdings Corp	105,495
12,750	e	Universal Insurance Holdings, Inc	238,935
104,808		UnumProvident Corp	3,001,701
36,138		Validus Holdings Ltd	1,598,745
40,861		W.R. Berkley Corp	2,049,179
2,283		White Mountains Insurance Group Ltd	1,627,984
152,250		XL Capital Ltd	5,520,585
		TOTAL INSURANCE	385,122,342

MATERIALS - 2.9%
16,713		A. Schulman, Inc	423,173
1,694		AEP Industries, Inc	143,380
94,999		Air Products & Chemicals, Inc	12,037,323
30,554		Airgas, Inc	4,277,560
80,889	*,e	AK Steel Holding Corp	165,014
48,120		Albemarle Corp	2,533,037
576,149	e	Alcoa, Inc	4,200,126
48,985	e	Allegheny Technologies, Inc	459,479
11,715		American Vanguard Corp	131,911
26,457		Aptargroup, Inc	1,928,715
29,282		Ashland, Inc	2,774,762
39,151		Avery Dennison Corp	2,383,904
60,074	*	Axalta Coating Systems Ltd	1,430,362
30,459		Axiall Corp	546,130
13,001		Balchem Corp	729,876
59,343		Ball Corp	3,965,893
40,024		Bemis Co, Inc	1,915,949
53,668	*	Berry Plastics Group, Inc	1,669,075
16,383	*	Boise Cascade Co	338,473
8,509		Brush Engineered Materials, Inc	208,385
25,977		Cabot Corp	1,047,912
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,261		Calgon Carbon Corp	$344,216
21,158		Carpenter Technology Corp	587,346
67,352		Celanese Corp (Series A)	4,288,302
28,403	*,e	Century Aluminum Co	134,062
104,188		CF Industries Holdings, Inc	3,125,640
2,772		Chase Corp	127,373
95,430		Chemours Co	375,994
29,409	*	Chemtura	771,692
8,163	*	Clearwater Paper Corp	319,663
148,256	*,e	Cliffs Natural Resources, Inc	238,692
70,741	*,e	Coeur Mining, Inc	156,338
50,638		Commercial Metals Co	704,881
13,610		Compass Minerals International, Inc	1,018,709
3,136	*	Core Molding Technologies, Inc	33,963
60,020	*	Crown Holdings, Inc	2,753,718
4,672		Deltic Timber Corp	256,586
28,645		Domtar Corp	923,801
499,497		Dow Chemical Co	20,978,874
405,505		Du Pont (E.I.) de Nemours & Co	21,394,444
20,782		Eagle Materials, Inc	1,112,668
64,011		Eastman Chemical Co	3,918,113
117,142		Ecolab, Inc	12,636,108
33,069	*	Ferro Corp	307,211
26,519		Ferroglobe plc	225,412
24,560	*,e	Flotek Industries, Inc	164,061
58,089		FMC Corp	2,074,939
538,930	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	2,479,078
9,761		FutureFuel Corp	122,208
17,645		Glatfelter	260,440
139,321		Graphic Packaging Holding Co	1,582,687
13,180		Greif, Inc (Class A)	348,347
20,360		H.B. Fuller Co	757,799
4,200		Hawkins, Inc	157,374
5,132		Haynes International, Inc	164,224
33,400	*	Headwaters, Inc	533,398
239,148	e	Hecla Mining Co	444,815
92,250		Huntsman Corp	796,118
10,340		Innophos Holdings, Inc	276,181
11,836		Innospec, Inc	590,025
34,124		International Flavors & Fragrances, Inc	3,991,143
186,408		International Paper Co	6,377,018
27,550	*	Intrepid Potash, Inc	60,059
11,076		Kaiser Aluminum Corp	861,048
36,287		Kapstone Paper and Packaging Corp	536,322
3,950		KMG Chemicals, Inc	91,087
9,009		Koppers Holdings, Inc	152,522
13,123	*	Kraton Polymers LLC	192,646
8,381	e	Kronos Worldwide, Inc	39,391
62,472	*	Louisiana-Pacific Corp	982,060
8,100	*,e	LSB Industries, Inc	45,360
167,467		LyondellBasell Industries AF S.C.A	13,057,402
30,342		Martin Marietta Materials, Inc	3,810,348
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,460		Minerals Technologies, Inc	$592,715
203,030		Monsanto Co	18,394,518
151,809		Mosaic Co	3,658,597
10,894		Myers Industries, Inc	124,083
6,713		Neenah Paper, Inc	405,734
3,613		NewMarket Corp	1,370,303
237,939		Newmont Mining Corp	4,749,263
138,998		Nucor Corp	5,430,652
86,018		Olin Corp	1,457,145
8,043	e	Olympic Steel, Inc	75,122
23,656	*	Omnova Solutions, Inc	124,194
67,194	*	Owens-Illinois, Inc	869,490
42,922		Packaging Corp of America	2,181,725
64,746	*,e	Platform Specialty Products Corp	494,012
37,351		PolyOne Corp	1,010,718
120,811		PPG Industries, Inc	11,491,542
127,259		Praxair, Inc	12,725,900
9,880		Quaker Chemical Corp	741,099
30,749	e	Rayonier Advanced Materials, Inc	215,243
10,053	*,e	Real Industry, Inc	64,339
32,379		Reliance Steel & Aluminum Co	1,843,660
10,035	*	Rentech, Inc	19,568
28,450		Royal Gold, Inc	847,526
55,028		RPM International, Inc	2,159,849
6,509	*,e	Ryerson Holding Corp	22,001
13,851		Schnitzer Steel Industries, Inc (Class A)	186,296
12,498		Schweitzer-Mauduit International, Inc	524,916
18,348		Scotts Miracle-Gro Co (Class A)	1,260,141
90,655		Sealed Air Corp	3,674,247
17,740	*,e	Senomyx, Inc	59,961
19,703		Sensient Technologies Corp	1,175,678
36,417		Sherwin-Williams Co	9,310,734
18,128		Silgan Holdings, Inc	958,427
41,681		Sonoco Products Co	1,646,816
52,521	e	Southern Copper Corp (NY)	1,361,344
104,331		Steel Dynamics, Inc	1,914,474
10,492		Stepan Co	471,720
49,644	*	Stillwater Mining Co	325,168
16,907	*	Summit Materials, Inc	268,314
27,754		SunCoke Energy, Inc	104,910
69,716		Tahoe Resources, Inc	540,299
36,968		TimkenSteel Corp	333,082
8,634	*	Trecora Resources	90,830
10,895		Tredegar Corp	143,051
7,567	*,e	Trinseo S.A.	180,019
28,159	e	Tronox Ltd	100,528
790		United States Lime & Minerals, Inc	43,426
65,627	e	United States Steel Corp	459,389
6,623	*	US Concrete, Inc	301,214
7,765	e	Valhi, Inc	9,240
33,782		Valspar Corp	2,646,144
58,699		Vulcan Materials Co	5,177,252
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,472		Westlake Chemical Corp	$794,627
120,380		WestRock Co	4,247,006
1,004	*	WHX Corp	17,088
20,425	*	Worthington Industries, Inc	624,801
33,638	*	WR Grace & Co	2,736,115
		TOTAL MATERIALS	273,748,600

MEDIA - 3.2%
10,427		AMC Entertainment Holdings, Inc	227,309
24,842	*	AMC Networks, Inc	1,808,249
1,540		Cable One, Inc	662,185
90,534		Cablevision Systems Corp (Class A)	2,888,940
10,271	*	Carmike Cinemas, Inc	227,811
217,615		CBS Corp (Class B)	10,336,712
31,564	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	81,435
34,344	*,e	Charter Communications, Inc	5,885,188
48,238		Cinemark Holdings, Inc	1,422,539
16,417	e	Clear Channel Outdoor Holdings, Inc (Class A)	82,906
1,124,337		Comcast Corp (Class A)	62,636,814
12,729	*	Crown Media Holdings, Inc (Class A)	57,153
444	*,e	Daily Journal Corp	85,479
82,681	*,e	Discovery Communications, Inc (Class A)	2,281,169
146,956	*	Discovery Communications, Inc (Class C)	3,998,673
94,174	*	DISH Network Corp (Class A)	4,545,779
31,787	*,e	DreamWorks Animation SKG, Inc (Class A)	815,019
10,087	*	Entercom Communications Corp (Class A)	105,813
27,822		Entravision Communications Corp (Class A)	207,552
24,722		EW Scripps Co (Class A)	469,224
47,342		Gannett Co, Inc	702,555
19,954	*,e	Global Eagle Entertainment, Inc	201,535
26,249	*	Gray Television, Inc	345,174
19,411		Harte-Hanks, Inc	66,386
4,651	*,e	Hemisphere Media Group, Inc	66,974
25,300	*,e	Imax Corp	785,818
176,027		Interpublic Group of Cos, Inc	3,950,046
18,939		John Wiley & Sons, Inc (Class A)	791,650
9,810		Journal Media Group, Inc	117,916
11,045	*	Liberty Broadband Corp (Class A)	525,742
32,412	*	Liberty Broadband Corp (Class C)	1,523,364
64,008	*	Liberty Media Corp	2,343,973
94,093	*	Liberty Media Corp (Class C)	3,348,770
43,796	e	Lions Gate Entertainment Corp	1,145,265
60,990	*	Live Nation, Inc	1,384,473
6,029	*	Loral Space & Communications, Inc	208,302
8,488	*	Madison Square Garden Co	1,307,831
18,296	e	MDC Partners, Inc	357,504
40,298	*	Media General, Inc	654,439
14,647		Meredith Corp	619,715
30,657	*	MSG Networks, Inc	536,191
24,739		National CineMedia, Inc	386,918
19,118		New Media Investment Group, Inc	331,124
56,460		New York Times Co (Class A)	746,401
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

167,147		News Corp	$2,167,897
68,242	e	News Corp (Class B)	911,031
13,013	e	Nexstar Broadcasting Group, Inc (Class A)	588,318
115,917		Omnicom Group, Inc	8,502,512
7,081	*	Reading International, Inc	76,900
43,690	e	Regal Entertainment Group (Class A)	753,652
5,338	*	Rentrak Corp	237,381
1,443		Saga Communications, Inc	60,476
11,055		Scholastic Corp	379,518
39,425		Scripps Networks Interactive (Class A)	2,403,742
27,529	e	Sinclair Broadcast Group, Inc (Class A)	908,457
1,012,994	*	Sirius XM Holdings, Inc	3,748,078
9,582	*	Sizmek, Inc	32,675
37,294	*	Starz-Liberty Capital	1,060,268
94,684		TEGNA, Inc	2,273,363
144,523		Thomson Corp	5,405,160
125,933		Time Warner Cable, Inc	22,921,065
368,382		Time Warner, Inc	25,948,828
44,686		Time, Inc	670,290
3,579	*	Townsquare Media, Inc	33,643
33,656		Tribune Co	1,108,965
10,216		Tribune Publishing Co	95,417
527,957		Twenty-First Century Fox, Inc	14,239,000
221,976		Twenty-First Century Fox, Inc (Class B)	6,015,550
6,549		Viacom, Inc	317,888
157,958		Viacom, Inc (Class B)	7,209,203
761,914		Walt Disney Co	73,006,600
14,116	e	World Wrestling Entertainment, Inc (Class A)	252,676
		TOTAL MEDIA	302,602,568

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
741,880		AbbVie, Inc	40,729,212
4,145	*,e	Abeona Therapeutics, Inc	10,818
33,656	*,e	Acadia Pharmaceuticals, Inc	696,343
11,534	*,e	Accelerate Diagnostics, Inc	170,819
9,085	*	Acceleron Pharma, Inc	278,909
49,789	*	Achillion Pharmaceuticals, Inc	336,574
1,753	*	Aclaris Therapeutics, Inc	38,969
18,623	*	Acorda Therapeutics, Inc	685,699
4,341	*	Adamas Pharmaceuticals, Inc	74,405
3,477	*,e	Aduro Biotech, Inc	50,347
24,457	*,e	Advaxis, Inc	166,797
11,471	*,e	Aegerion Pharmaceuticals, Inc	81,215
8,917	*,e	Aerie Pharmaceuticals, Inc	147,487
6,488	*,e	Affimed NV	21,540
31,402	*	Affymetrix, Inc	440,570
32,182	*	Agenus, Inc	101,373
4,678	*	Agile Therapeutics, Inc	28,536
142,040		Agilent Technologies, Inc	5,347,806
10,892	*,e	Agios Pharmaceuticals, Inc	459,860
4,873	*,e	Aimmune Therapeutics, Inc	66,663
10,386	*,e	Akebia Therapeutics, Inc	76,129
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,640	*,e	Akorn, Inc	$1,056,234
9,821	*,e	Albany Molecular Research, Inc	160,279
9,973	*	Alder Biopharmaceuticals, Inc	241,147
99,758	*	Alexion Pharmaceuticals, Inc	14,557,685
13,899	*,e	Alimera Sciences, Inc	32,107
65,614	*	Alkermes plc	2,100,304
177,538	*	Allergan plc	50,497,133
32,204	*,e	Alnylam Pharmaceuticals, Inc	2,220,144
15,264	*,e	AMAG Pharmaceuticals, Inc	349,698
343,930		Amgen, Inc	52,528,429
50,202	*,e	Amicus Therapeutics, Inc	303,220
13,086	*	Amphastar Pharmaceuticals, Inc	157,686
19,078	*	Anacor Pharmaceuticals, Inc	1,433,330
3,304	*,e	ANI Pharmaceuticals, Inc	105,761
21,009	*,e	Anthera Pharmaceuticals, Inc	67,859
3,706	*	Applied Genetic Technologies Corp	54,145
12,806	*,e	Aratana Therapeutics, Inc	43,156
7,258	*	Ardelyx, Inc	75,556
101,870	*,e	Arena Pharmaceuticals, Inc	153,824
70,529	*,e	Ariad Pharmaceuticals, Inc	354,056
59,501	*,e	Array Biopharma, Inc	183,858
26,110	*,e	Arrowhead Research Corp	90,863
6,395	*,e	Assembly Biosciences, Inc	32,742
4,375	*,e	Asterias Biotherapeutics, Inc	14,044
7,360	*	Atara Biotherapeutics, Inc	133,216
2,585	*,e	aTyr Pharma, Inc	13,649
12,037	*,e	Avalanche Biotechnologies, Inc	72,222
6,415	*,e	Axovant Sciences Ltd	102,191
242,679		Baxalta, Inc	9,709,587
3,426	*,e	Bellicum Pharmaceuticals, Inc	38,714
30,549	*,e	BioCryst Pharmaceuticals, Inc	212,927
20,345	*,e	BioDelivery Sciences International, Inc	82,397
102,136	*	Biogen Idec, Inc	27,889,256
70,242	*	BioMarin Pharmaceutical, Inc	5,199,313
9,377	*	Bio-Rad Laboratories, Inc (Class A)	1,196,599
1,907	*	Biospecifics Technologies Corp	72,809
22,343		Bio-Techne Corp	1,847,543
21,816	*,e	BioTime, Inc	52,795
15,547	*	Bluebird Bio, Inc	643,024
3,980	*,e	Blueprint Medicines Corp	62,566
754,826		Bristol-Myers Squibb Co	46,919,984
65,033	*	Bruker BioSciences Corp	1,452,187
4,845	*,e	Calithera Biosciences, Inc	24,225
13,063	*	Cambrex Corp	452,502
9,334	*	Cara Therapeutics Inc	84,006
5,452	*,e	Carbylan Therapeutics, Inc	13,248
34,941	*	Catalent, Inc	822,162
32,705	*,e	Catalyst Pharmaceuticals, Inc	60,831
359,990	*	Celgene Corp	36,114,197
41,458	*,e	Celldex Therapeutics, Inc	344,101
4,292	*	Cellular Biomedicine Group, Inc	59,230
13,501	*,e	Cempra, Inc	232,622
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,223	*	Cepheid, Inc	$890,067
20,437	*	Charles River Laboratories International, Inc	1,517,039
11,750	*,e	ChemoCentryx, Inc	43,710
4,507	*	Chiasma, Inc	46,422
19,935	*	Chimerix, Inc	153,499
2,186	*,e	Cidara Therapeutics, Inc	25,489
11,793	*,e	Clovis Oncology, Inc	246,710
10,013	*,e	Coherus Biosciences, Inc	132,772
2,753	*	Collegium Pharmaceutical, Inc	46,884
6,440	*	Concert Pharmaceuticals Inc	98,339
26,242	*,e	Corcept Therapeutics, Inc	95,783
3,978	*,e	Corium International, Inc	23,112
13,199	*,e	CorMedix, Inc	23,494
67,794	*,e	CTI BioPharma Corp	85,420
47,198	*,e	Curis, Inc	77,405
14,477	*,e	Cytokinetics, Inc	111,473
28,094	*,e	CytRx Corp	51,693
26,397	*,e	Depomed, Inc	404,930
7,827	*	Dermira, Inc	219,156
6,445	*	Dicerna Pharmaceuticals Inc	42,279
47,996	*,e	Durect Corp	57,595
15,131	*,e	Dynavax Technologies Corp	364,506
5,809	*,e	Eagle Pharmaceuticals, Inc	417,667
444,369		Eli Lilly & Co	35,149,588
12,346	*	Emergent Biosolutions, Inc	451,864
6,742	*,e	Enanta Pharmaceuticals, Inc	173,269
100,233	*	Endo International plc	5,559,925
16,078	*,e	Endocyte, Inc	53,861
12,314	*	Epizyme, Inc	111,934
5,562	*,e	Esperion Thereapeutics, Inc	82,763
39,700	*,e	Exact Sciences Corp	260,829
132,534	*,e	Exelixis, Inc	612,307
10,710	*,e	Fibrocell Science, Inc	27,525
20,219	*	FibroGen, Inc	410,041
11,496	*	Five Prime Therapeutics, Inc	413,281
2,340	*	Flex Pharma, Inc	19,469
6,079	*	Flexion Therapeutics Inc	94,103
12,333	*,e	Fluidigm Corp	82,754
9,530	*,e	Foamix Pharmaceuticals Ltd	61,754
5,638	*,e	Foundation Medicine, Inc	82,258
77,129	*,e	Galena Biopharma, Inc	51,676
7,981	*,e	Genocea Biosciences Inc	24,821
7,321	*	Genomic Health, Inc	210,845
102,393	*,e	Geron Corp	312,299
663,981		Gilead Sciences, Inc	55,110,423
3,039	*,e	Global Blood Therapeutics, Inc	57,528
44,654	*	Halozyme Therapeutics, Inc	392,955
13,205	*	Harvard Bioscience, Inc	39,219
16,862	*,e	Heron Therapeutics, Inc	353,933
2,379	*	Heska Corp	88,879
35,999	*,e	Idera Pharmaceuticals, Inc	69,838
7,904	*	Ignyta, Inc	78,882
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

64,057	*	Illumina, Inc	$10,117,803
4,828	*,e	Immune Design Corp	50,549
37,297	*	Immunogen, Inc	316,652
58,703	*,e	Immunomedics, Inc	110,362
30,046	*	Impax Laboratories, Inc	1,125,824
11,857	*	INC Research Holdings, Inc	499,535
70,011	*	Incyte Corp	4,939,976
20,634	*	Infinity Pharmaceuticals, Inc	128,137
35,790	e	Innoviva, Inc	358,616
30,381	*,e	Inovio Pharmaceuticals, Inc	202,945
25,615	*	Insmed, Inc	338,118
9,791	*,e	Insys Therapeutics, Inc	169,874
8,853	*,e	Intercept Pharmaceuticals, Inc	940,454
5,893	*	Intersect ENT, Inc	105,072
12,325	*	Intra-Cellular Therapies, Inc	457,011
22,481	*,e	Intrexon Corp	655,096
3,218	*,e	Invitae Corp	22,526
51,202	*,e	Ionis Pharmaceuticals, Inc	1,993,294
52,675	*	Ironwood Pharmaceuticals, Inc	486,190
27,200	*	Jazz Pharmaceuticals plc	3,501,728
1,248,042		Johnson & Johnson	130,345,507
4,959	*,e	Juno Therapeutics, Inc	136,769
9,896	*,e	Karyopharm Therapeutics, Inc	61,553
59,147	*,e	Keryx Biopharmaceuticals, Inc	208,789
12,125	*,e	Kite Pharma, Inc	575,816
8,243	*,e	La Jolla Pharmaceutical Co	145,984
11,088	*,e	Lannett Co, Inc	282,855
17,445	*,e	Lexicon Pharmaceuticals, Inc	177,765
7,679	*,e	Ligand Pharmaceuticals, Inc (Class B)	767,670
19,238	*,e	Lion Biotechnologies, Inc	115,236
3,463	*,e	Loxo Oncology, Inc	71,546
16,996	*	Luminex Corp	326,153
14,847	*	MacroGenics, Inc	298,870
55,715	*	Mallinckrodt plc	3,236,484
7,447	*	Medgenics, Inc	26,809
28,492	*	Medicines Co	984,684
68,890	*	Medivation, Inc	2,252,703
1,275,814		Merck & Co, Inc	64,645,495
46,587	*,e	Merrimack Pharmaceuticals, Inc	287,442
13,994	*	Mettler-Toledo International, Inc	4,378,023
47,130	*,e	MiMedx Group, Inc	392,122
4,258	*,e	Mirati Therapeutics, Inc	91,675
25,582	*	Momenta Pharmaceuticals, Inc	317,728
185,665	*,e	Mylan NV	9,782,689
42,225	*	Myriad Genetics, Inc	1,645,508
5,740	*,e	NanoString Technologies, Inc	80,073
65,883	*,e	Navidea Biopharmceuticals, Inc	54,683
56,385	*	Nektar Therapeutics	769,091
27,077	*	NeoGenomics, Inc	184,665
35,957	*	Neurocrine Biosciences, Inc	1,529,970
8,803	*,e	NewLink Genetics Corp	214,441
20,474	*,e	Northwest Biotherapeutics, Inc	43,405
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

112,998	*,e	Novavax, Inc	$581,940
37,476	*	Ocata Therapeutics, Inc	316,297
5,561	*,e	Ocular Therapeutix, Inc	34,033
15,786	*,e	Omeros Corp	170,331
1,089	*,e	Oncocyte Corp	4,519
7,049	*	OncoMed Pharmaceuticals, Inc	65,203
43,248	*,e	Oncothyreon, Inc	57,520
10,032	*	Ophthotech Corp	543,634
126,523	*,e	Opko Health, Inc	1,017,245
45,573	*,e	Orexigen Therapeutics, Inc	83,399
49,140	*,e	Organovo Holdings, Inc	96,314
7,783	e	Osiris Therapeutics, Inc	55,726
6,292	*	Otonomy, Inc	93,877
9,996	*,e	OvaScience, Inc	56,477
27,392	*,e	Pacific Biosciences of California, Inc	292,820
15,767	*,e	Pacira Pharmaceuticals, Inc	936,875
5,045	e	Paratek Pharmaceuticals, Inc	73,758
22,988	*	Parexel International Corp	1,470,312
72,802		PDL BioPharma, Inc	228,598
80,669	*,e	Peregrine Pharmaceuticals, Inc	79,056
46,959		PerkinElmer, Inc	2,269,059
18,619	*,e	Pernix Therapeutics Holdings, Inc	40,589
66,505		Perrigo Co plc	9,615,293
6,895	*	Pfenex, Inc	61,159
2,765,864		Pfizer, Inc	84,331,193
7,545	e	Phibro Animal Health Corp	253,135
19,460	*	Portola Pharmaceuticals, Inc	642,764
11,983	*,e	Pozen, Inc	78,489
12,394	*,e	PRA Health Sciences, Inc	533,934
22,326	*	Prestige Brands Holdings, Inc	1,042,178
30,473	*,e	Progenics Pharmaceuticals, Inc	127,072
3,338	*,e	Proteon Therapeutics, Inc	31,144
13,842	*	Prothena Corp plc	539,146
14,333	*,e	PTC Therapeutics, Inc	341,412
10,504	*,e	Puma Biotechnology, Inc	438,437
96,248	*	Qiagen NV (NASDAQ)	2,185,792
32,768	*	Quintiles Transnational Holdings, Inc	1,993,277
15,192	*	Radius Health, Inc	486,600
34,147	*	Raptor Pharmaceutical Corp	140,003
36,165	*	Regeneron Pharmaceuticals, Inc	15,192,555
783	*,e	REGENXBIO, Inc	10,884
12,074	*,e	Regulus Therapeutics, Inc	69,788
13,895	*,e	Relypsa, Inc	261,782
13,740	*	Repligen Corp	304,341
14,929	*,e	Retrophin, Inc	223,487
9,301	*,e	Revance Therapeutics, Inc	192,810
37,550	*	Rigel Pharmaceuticals, Inc	103,262
5,780	*	Sage Therapeutics, Inc	194,092
9,193	*	Sagent Pharmaceuticals	138,906
29,213	*,e	Sangamo Biosciences, Inc	176,739
19,958	*,e	Sarepta Therapeutics, Inc	237,101
22,166	*	Sciclone Pharmaceuticals, Inc	177,106
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,464	*,e	Seattle Genetics, Inc	$1,532,383
50,200	*,e	Sequenom, Inc	80,822
3,756	*,e	Seres Therapeutics, Inc	101,149
12,170	*,e	Sorrento Therapeutics, Inc	63,892
3,379	*,e	Spark Therapeutics, Inc	95,186
27,773	*,e	Spectrum Pharmaceuticals, Inc	137,754
6,776	*	Stemline Therapeutics, Inc	34,151
10,521	*	Sucampo Pharmaceuticals, Inc (Class A)	133,091
15,948	*	Supernus Pharmaceuticals, Inc	180,850
42,666	*,e	Synergy Pharmaceuticals, Inc	159,998
3,929	*,e	T2 Biosystems, Inc	34,850
17,729	*,e	Teligent, Inc	127,294
9,838	*,e	TESARO, Inc	339,805
15,324	*,e	Tetraphase Pharmaceuticals, Inc	83,363
15,204	*,e	TG Therapeutics, Inc	124,217
58,603	*,e	TherapeuticsMD, Inc	419,011
19,698	*,e	Theravance Biopharma, Inc	323,441
176,776		Thermo Electron Corp	23,345,039
678	*,e	Tobira Therapeutics, Inc	4,868
4,104	*,e	Tokai Pharmaceuticals, Inc	25,732
11,075	*	Trevena, Inc	80,626
17,370	*,e	Trovagene, Inc	63,227
16,460	*	Ultragenyx Pharmaceutical, Inc	924,229
19,726	*	United Therapeutics Corp	2,429,849
17,036	*,e	Vanda Pharmaceuticals, Inc	145,317
13,570	*,e	Verastem, Inc	16,284
9,623	*,e	Versartis, Inc	107,200
107,831	*	Vertex Pharmaceuticals, Inc	9,785,663
5,688	*,e	Vitae Pharmaceuticals, Inc	55,742
16,833	*,e	Vital Therapies, Inc	154,022
44,171	*,e	Vivus, Inc	44,613
10,941	*	VWR Corp	267,617
34,533	*	Waters Corp	4,185,745
1,673	*	XBiotech, Inc	13,802
11,932	*	Xencor Inc	129,104
24,937	*	Xenoport, Inc	123,937
6,984	*,e	Zafgen, Inc	46,444
48,286	*,e	ZIOPHARM Oncology, Inc	239,981
218,257		Zoetis Inc	9,395,964
10,650	*,e	Zogenix, Inc	100,962
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	851,646,353

REAL ESTATE - 4.3%
27,624		Acadia Realty Trust	941,978
11,101		AG Mortgage Investment Trust	130,215
6,410		Agree Realty Corp	236,657
20,362		Alexander & Baldwin, Inc	616,969
1,548		Alexander’s, Inc	565,020
29,256		Alexandria Real Estate Equities, Inc	2,316,490
501	*,e	Altisource Asset Management Corp	7,740
5,825	*,e	Altisource Portfolio Solutions S.A.	168,343
12,003		Altisource Residential Corp	119,430
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,801		American Assets Trust,Inc	$740,359
44,669		American Campus Communities, Inc	1,885,032
161,567		American Capital Agency Corp	2,757,949
26,768		American Capital Mortgage, Inc	348,787
95,563		American Homes 4 Rent	1,432,489
20,663		American Residential Properties, Inc	350,031
193,273		American Tower Corp	18,233,375
481,805		Annaly Capital Management, Inc	4,577,148
50,785		Anworth Mortgage Asset Corp	216,344
62,218		Apartment Investment & Management Co (Class A)	2,435,835
22,915		Apollo Commercial Real Estate Finance, Inc	364,349
76,600		Apple Hospitality REIT, Inc	1,401,014
23,395		Ares Commercial Real Estate Corp	249,391
25,296		Armada Hoffler Properties, Inc	272,438
25,256		ARMOUR Residential REIT, Inc	492,239
11,429		Ashford Hospitality Prime, Inc	125,605
41,202		Ashford Hospitality Trust, Inc	229,083
5,479	*,e	AV Homes, Inc	55,995
58,052		AvalonBay Communities, Inc	9,955,338
8,243		Bluerock Residential Growth REIT, Inc	85,397
66,497		Boston Properties, Inc	7,727,616
86,690		Brandywine Realty Trust	1,112,233
70,304		Brixmor Property Group, Inc	1,871,492
35,146		Camden Property Trust	2,681,640
37,170		Campus Crest Communities, Inc	257,216
53,268		Capstead Mortgage Corp	497,523
38,631		Care Capital Properties, Inc	1,156,612
13,212		CareTrust REIT, Inc	135,555
15,941		CatchMark Timber Trust Inc	173,598
77,914		CBL & Associates Properties, Inc	837,576
148,897	*	CBRE Group, Inc	4,164,649
34,982		Cedar Shopping Centers, Inc	246,973
16,749		Chatham Lodging Trust	315,886
24,623		Chesapeake Lodging Trust	618,530
86,265		Chimera Investment Corp	1,068,823
45,974		Colony Financial, Inc	792,132
15,963		Colony Starwood Homes	343,524
74,908		Columbia Property Trust, Inc	1,668,201
51,186		Communications Sales & Leasing, Inc	983,283
1,845	e	Consolidated-Tomoka Land Co	85,700
3,355		CorEnergy Infrastructure Trust, Inc	53,009
10,080		Coresite Realty	646,531
44,313		Corporate Office Properties Trust	988,180
56,670		Corrections Corp of America	1,632,663
90,162		Cousins Properties, Inc	777,196
150,079		Crown Castle International Corp	12,936,810
68,444		CubeSmart	2,141,613
29,793		CyrusOne, Inc	1,097,872
128,514		CYS Investments, Inc	885,461
42,903		DCT Industrial Trust, Inc	1,535,498
139,741		DDR Corp	2,390,969
81,627		DiamondRock Hospitality Co	677,504
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

64,785		Digital Realty Trust, Inc	$5,187,983
58,620		Douglas Emmett, Inc	1,733,980
141,486		Duke Realty Corp	2,848,113
26,219		DuPont Fabros Technology, Inc	869,684
21,154		Dynex Capital, Inc	126,924
4,434		Easterly Government Properties, Inc	79,014
16,629		EastGroup Properties, Inc	887,822
19,438		Education Realty Trust, Inc	759,637
48,939		Empire State Realty Trust, Inc	809,940
23,334		Entertainment Properties Trust	1,398,873
31,641		Equinix, Inc	9,826,745
68,747	*	Equity Commonwealth	1,848,607
43,341		Equity Lifestyle Properties, Inc	2,857,039
26,833		Equity One, Inc	743,811
163,757		Equity Residential	12,624,027
29,030		Essex Property Trust, Inc	6,186,583
52,228		Extra Space Storage, Inc	4,736,557
35,523		Federal Realty Investment Trust	5,357,934
64,539		FelCor Lodging Trust, Inc	449,191
44,243		First Industrial Realty Trust, Inc	910,963
24,226		First Potomac Realty Trust	237,173
90,979	*	Forest City Realty Trust, Inc	1,792,286
16,040	*,e	Forestar Group, Inc	145,643
18,046		Four Corners Property Trust, Inc	304,977
36,242		Franklin Street Properties Corp	353,722
2,632	*	FRP Holdings, Inc	79,908
43,045		Gaming and Leisure Properties, Inc	1,122,614
258,090		General Growth Properties, Inc	7,236,844
30,818		Geo Group, Inc	911,596
11,162		Getty Realty Corp	199,577
17,812		Gladstone Commercial Corp	254,712
71,939		Government Properties Income Trust	987,722
180,996		Gramercy Property Trust	1,323,081
1,205		Great Ajax Corp	13,279
13,725		Hannon Armstrong Sustainable Infrastructure Capital, Inc	246,364
39,591		Hatteras Financial Corp	485,386
217,259		HCP, Inc	7,808,288
40,337		Healthcare Realty Trust, Inc	1,171,386
56,087		Healthcare Trust of America, Inc	1,572,679
20,220		Hersha Hospitality Trust	355,265
36,946		Highwoods Properties, Inc	1,562,446
61,066		Hospitality Properties Trust	1,440,547
322,127		Host Marriott Corp	4,461,459
16,762	*	Howard Hughes Corp	1,592,893
30,801		Hudson Pacific Properties	782,653
18,150		Independence Realty Trust, Inc	123,602
34,121		Inland Real Estate Corp	365,436
53,272		Invesco Mortgage Capital, Inc	603,039
44,489		Investors Real Estate Trust	290,068
115,191		Iron Mountain, Inc	3,172,360
42,332	*	iStar Financial, Inc	441,946
23,029		Jones Lang LaSalle, Inc	3,240,641
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,952		Kennedy-Wilson Holdings, Inc	$789,947
36,268		Kilroy Realty Corp	2,026,293
168,262		Kimco Realty Corp	4,575,044
34,550		Kite Realty Group Trust	915,575
3,814		Ladder Capital Corp	41,954
33,648		Lamar Advertising Co	1,887,989
45,653		LaSalle Hotel Properties	1,011,670
83,456		Lexington Realty Trust	611,732
60,813		Liberty Property Trust	1,783,037
26,742		LTC Properties, Inc	1,190,821
67,289		Macerich Co	5,246,523
45,234		Mack-Cali Realty Corp	940,415
5,671	*	Marcus & Millichap, Inc	134,062
84,405		Medical Properties Trust, Inc	928,455
176,434		MFA Mortgage Investments, Inc	1,120,356
31,176		Mid-America Apartment Communities, Inc	2,924,932
23,526		Monmouth Real Estate Investment Corp (Class A)	241,847
69,668		Monogram Residential Trust, Inc	607,505
15,029		National Health Investors, Inc	911,960
61,719		National Retail Properties, Inc	2,650,214
10,000		National Storage Affiliates Trust	173,900
119,309		New Residential Investment Corp	1,358,930
28,420		New Senior Investment Group, Inc	261,180
63,528		New York Mortgage Trust, Inc	307,476
54,953		New York REIT, Inc	564,917
8,034		NexPoint Residential Trust, Inc	95,605
25,065		NorthStar Realty Europe Corp	236,614
75,195		NorthStar Realty Finance Corp	892,565
74,876		Omega Healthcare Investors, Inc	2,374,318
4,657		One Liberty Properties, Inc	96,493
6,980		Orchid Island Capital, Inc	61,982
56,038		Outfront Media, Inc	1,218,827
72,334		Paramount Group, Inc	1,186,278
34,833		Parkway Properties, Inc	469,201
29,966		Pebblebrook Hotel Trust	731,770
34,599		Pennsylvania REIT	677,448
36,240		Pennymac Mortgage Investment Trust	491,052
30,630		Physicians Realty Trust	522,854
72,058		Piedmont Office Realty Trust, Inc	1,333,794
75,813		Plum Creek Timber Co, Inc	3,071,185
32,549		Post Properties, Inc	1,864,732
31,491		Potlatch Corp	908,200
10,617		Preferred Apartment Communities, Inc	127,935
237,435		Prologis, Inc	9,371,559
14,919		PS Business Parks, Inc	1,291,687
66,554		Public Storage, Inc	16,875,432
10,137		QTS Realty Trust, Inc	468,329
49,089		RAIT Investment Trust	125,668
31,883		Ramco-Gershenson Properties	544,880
78,469		Rayonier, Inc	1,654,911
4,574		Re/Max Holdings, Inc	159,267
79,604	*	Realogy Holdings Corp	2,611,011
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

105,493		Realty Income Corp	$5,885,454
33,082		Redwood Trust, Inc	356,293
37,687		Regency Centers Corp	2,728,162
30,704		Resource Capital Corp	319,936
52,879		Retail Opportunities Investment Corp	977,733
96,240		Retail Properties of America, Inc	1,492,682
23,268		Rexford Industrial Realty, Inc	379,036
53,310		RLJ Lodging Trust	975,040
3,209	*	RMR Group, Inc	66,908
14,383		Rouse Properties, Inc	251,703
17,386		Ryman Hospitality Properties	816,273
25,906		Sabra Healthcare REIT, Inc	475,634
7,154		Saul Centers, Inc	363,924
23,268		Select Income REIT	439,765
90,920		Senior Housing Properties Trust	1,316,522
14,813		Silver Bay Realty Trust Corp	206,789
141,495		Simon Property Group, Inc	26,357,689
44,147		SL Green Realty Corp	4,265,042
13,860		Sovran Self Storage, Inc	1,561,745
183,274		Spirit Realty Capital, Inc	1,920,712
22,062	*,e	St. Joe Co	351,006
26,705		STAG Industrial, Inc	452,116
103,811		Starwood Property Trust, Inc	1,976,561
12,005		STORE Capital Corp	297,604
42,107		Summit Hotel Properties, Inc	427,386
19,286		Sun Communities, Inc	1,284,255
88,977		Sunstone Hotel Investors, Inc	1,057,047
46,688		Tanger Factory Outlet Centers, Inc	1,493,549
28,242		Taubman Centers, Inc	2,006,312
5,639	*	Tejon Ranch Co	110,299
18,932		Terreno Realty Corp	425,591
152,202		Two Harbors Investment Corp	1,156,735
106,510		UDR, Inc	3,790,691
9,682		UMH Properties, Inc	91,301
13,251		United Development Funding IV	133,438
4,970		Universal Health Realty Income Trust	252,625
60,024		Urban Edge Properties	1,458,583
11,670		Urstadt Biddle Properties, Inc (Class A)	236,901
154,524		Ventas, Inc	8,548,268
398,679		VEREIT, Inc	3,073,815
80,706		Vornado Realty Trust	7,139,253
26,822		Washington REIT	676,719
49,812		Weingarten Realty Investors	1,737,941
164,171		Welltower, Inc	10,214,720
21,861		Western Asset Mortgage Capital Corp	214,456
219,547		Weyerhaeuser Co	5,622,599
9,142		Whitestone REIT	100,745
42,989		WP Carey, Inc	2,504,109
123,184		WP GLIMCHER, Inc	1,118,511
45,645		Xenia Hotels & Resorts, Inc	667,786
		TOTAL REAL ESTATE	401,184,422
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

RETAILING - 5.1%
10,432	*	1-800-FLOWERS.COM, Inc (Class A)	$74,119
26,967		Aaron’s, Inc	617,005
29,830	e	Abercrombie & Fitch Co (Class A)	782,739
32,235		Advance Auto Parts, Inc	4,901,332
171,692	*	Amazon.com, Inc	100,783,204
82,186	e	American Eagle Outfitters, Inc	1,203,203
3,476	*,e	America’s Car-Mart, Inc	81,547
12,502	*	Asbury Automotive Group, Inc	588,594
70,905	*,e	Ascena Retail Group, Inc	523,279
30,042	*	Autonation, Inc	1,299,316
13,927	*	AutoZone, Inc	10,687,441
13,483	*	Barnes & Noble Education, Inc	148,583
21,334		Barnes & Noble, Inc	187,099
73,268	*	Bed Bath & Beyond, Inc	3,162,980
132,982		Best Buy Co, Inc	3,714,187
10,534		Big 5 Sporting Goods Corp	128,199
23,343		Big Lots, Inc	905,242
5,139	*	Blue Nile, Inc	178,786
13,210	*	Boot Barn Holdings, Inc	80,317
12,554	e	Buckle, Inc	356,785
18,666	*	Build-A-Bear Workshop, Inc	244,151
41,466	*	Burlington Stores, Inc	2,227,968
20,900	*,e	Cabela’s, Inc	879,263
20,175		Caleres, Inc	542,304
91,445	*,e	Carmax, Inc	4,040,040
10,463		Cato Corp (Class A)	421,973
60,996		Chico’s FAS, Inc	633,748
8,856		Children’s Place Retail Stores, Inc	576,526
6,249		Citi Trends, Inc	129,104
11,872	*,e	Conn’s, Inc	146,263
8,181	*	Container Store Group, Inc	35,342
9,586		Core-Mark Holding Co, Inc	779,246
31,930		CST Brands, Inc	1,236,968
14,776	*	Destination XL Group, Inc	63,537
38,461		Dick’s Sporting Goods, Inc	1,503,056
10,450	e	Dillard’s, Inc (Class A)	735,784
136,533		Dollar General Corp	10,248,167
103,523	*	Dollar Tree, Inc	8,418,490
32,017		DSW, Inc (Class A)	768,728
8,439	*,e	Etsy, Inc	65,487
22,220	*	EVINE Live, Inc	27,108
51,982		Expedia, Inc	5,252,261
37,171	*	Express Parent LLC	630,420
5,627	*,e	Fenix Parts, Inc	28,135
20,843		Finish Line, Inc (Class A)	394,766
22,871	*,e	Five Below, Inc	805,745
62,079		Foot Locker, Inc	4,194,057
19,633	*	Francesca’s Holdings Corp	357,910
15,555	e	Fred’s, Inc (Class A)	256,657
7,507	*	FTD Cos, Inc	185,423
46,273	e	GameStop Corp (Class A)	1,212,815
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

101,898	e	Gap, Inc	$2,518,919
9,647	*	Genesco, Inc	638,053
65,123		Genuine Parts Co	5,611,649
36,262		GNC Holdings, Inc	1,015,699
9,596		Group 1 Automotive, Inc	514,825
209,053	*,e	Groupon, Inc	568,624
24,348	e	Guess?, Inc	451,412
7,966		Haverty Furniture Cos, Inc	150,956
10,580	*,e	Hibbett Sports, Inc	340,253
584,698		Home Depot, Inc	73,531,620
13,393		HSN, Inc	630,275
128,924	*,e	JC Penney Co, Inc	935,988
7,029		Kirkland’s, Inc	83,153
86,453		Kohl’s Corp	4,301,037
111,463		L Brands, Inc	10,717,167
18,295	*,e	Lands’ End, Inc	398,465
212,954	*	Liberty Interactive Corp	5,549,581
31,587	*	Liberty TripAdvisor Holdings, Inc	705,338
61,017	*	Liberty Ventures	2,399,799
10,612		Lithia Motors, Inc (Class A)	812,561
136,669	*	LKQ Corp	3,744,731
427,669		Lowe’s Companies, Inc	30,646,761
10,988	*,e	Lumber Liquidators, Inc	141,855
141,848		Macy’s, Inc	5,732,078
11,282	*	MarineMax, Inc	190,779
8,430	*,e	Mattress Firm Holding Corp	307,695
28,030	*	Michaels Cos, Inc	611,054
13,022		Monro Muffler, Inc	856,197
18,657	*	Murphy USA, Inc	1,079,307
191,191	*	NetFlix, Inc	17,558,981
63,114	e	Nordstrom, Inc	3,098,897
22,226		Nutri/System, Inc	440,297
240,294	*	Office Depot, Inc	1,237,514
45,107	*	O’Reilly Automotive, Inc	11,768,416
8,166	e	Outerwall, Inc	276,011
4,892	*	Overstock.com, Inc	58,019
10,430	*,e	Party City Holdco, Inc	100,441
18,385		Penske Auto Group, Inc	576,737
23,593	*	PEP Boys - Manny Moe & Jack	436,235
8,830	e	PetMed Express, Inc	159,117
37,408	e	Pier 1 Imports, Inc	150,380
23,236	*	Priceline.com, Inc	24,745,643
21,824		Rent-A-Center, Inc	297,243
14,029	*,e	Restoration Hardware Holdings, Inc	864,467
185,117		Ross Stores, Inc	10,414,682
70,703	*	Sally Beauty Holdings, Inc	1,948,575
12,752	*,e	Sears Holdings Corp	216,146
23,405	*	Select Comfort Corp	492,909
9,335		Shoe Carnival, Inc	216,479
27,298	*	Shutterfly, Inc	1,136,962
38,362		Signet Jewelers Ltd	4,449,992
16,417		Sonic Automotive, Inc (Class A)	281,059
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,779	*,e	Sportsman’s Warehouse Holdings, Inc	$193,753
18,281	e	Stage Stores, Inc	151,732
280,974		Staples, Inc	2,506,288
15,745		Stein Mart, Inc	115,883
4,288	*,e	Systemax, Inc	36,448
23,925	*	Tailored Brands, Inc	328,012
284,804		Target Corp	20,625,506
48,358		Tiffany & Co	3,087,175
12,603	*,e	Tile Shop Holdings, Inc	190,431
23,503	*	Tilly’s, Inc	152,534
304,856		TJX Companies, Inc	21,717,941
60,310		Tractor Supply Co	5,325,976
48,737	*	TripAdvisor, Inc	3,253,682
18,379	*	Tuesday Morning Corp	102,371
28,649	*	Ulta Salon Cosmetics & Fragrance, Inc	5,190,339
42,110	*	Urban Outfitters, Inc	963,477
28,369	*,e	Vitamin Shoppe, Inc	863,269
10,713	*	VOXX International Corp (Class A)	45,959
8,518	*,e	Wayfair, Inc	385,014
6,804	*	West Marine, Inc	56,269
38,985		Williams-Sonoma, Inc	2,013,965
892		Winmark Corp	84,169
10,806	*,e	Zumiez, Inc	195,697
		TOTAL RETAILING	481,142,322

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
17,192	*	Advanced Energy Industries, Inc	482,751
278,371	*,e	Advanced Micro Devices, Inc	612,416
8,895	*	Alpha & Omega Semiconductor Ltd	84,947
15,019	*	Ambarella, Inc	595,954
48,137	*	Amkor Technology, Inc	295,561
133,672		Analog Devices, Inc	7,199,574
532,360		Applied Materials, Inc	9,396,154
33,773	*	Applied Micro Circuits Corp	187,778
179,985		Atmel Corp	1,450,679
118,431	e	Avago Technologies Ltd	15,835,409
48,702	*	Axcelis Technologies, Inc	127,599
248,409		Broadcom Corp (Class A)	13,580,520
28,194		Brooks Automation, Inc	268,689
10,069	*	Cabot Microelectronics Corp	409,204
4,818	*	Cascade Microtech, Inc	76,365
23,166	*	Cavium Networks, Inc	1,338,300
8,650	*	Ceva, Inc	200,248
27,661	*	Cirrus Logic, Inc	960,390
10,237		Cohu, Inc	123,970
61,168	*,e	Cree, Inc	1,714,539
197,688	e	Cypress Semiconductor Corp	1,553,828
15,352	*	Diodes, Inc	293,684
9,301	*	DSP Group, Inc	89,011
58,326	*	Entegris, Inc	680,081
15,727	*	Exar Corp	86,499
48,686	*	Fairchild Semiconductor International, Inc	997,576
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,499	*	First Solar, Inc	$2,437,361
23,909	*	Formfactor, Inc	198,684
16,268	*	Inphi Corp	451,437
64,415	*	Integrated Device Technology, Inc	1,641,294
2,124,495		Intel Corp	65,901,835
77,001		Intersil Corp (Class A)	1,001,013
9,988		IXYS Corp	119,157
67,949		Kla-Tencor Corp	4,551,904
28,048	*	Kopin Corp	54,133
77,660		Lam Research Corp	5,575,211
46,871	*,e	Lattice Semiconductor Corp	227,793
101,837		Linear Technology Corp	4,351,495
9,866	*,e	MA-COM Technology Solutions	379,841
195,419		Marvell Technology Group Ltd	1,729,458
31,593	*	Mattson Technology, Inc	110,260
120,261		Maxim Integrated Products, Inc	4,016,717
21,700	*	MaxLinear, Inc	333,746
89,744	e	Microchip Technology, Inc	4,021,429
491,195	*	Micron Technology, Inc	5,417,881
45,899	*	Microsemi Corp	1,454,998
22,106		MKS Instruments, Inc	783,437
25,194		Monolithic Power Systems, Inc	1,576,389
9,714	*	Nanometrics, Inc	137,259
12,097	*	NeoPhotonics Corp Ltd	108,510
1,929		NVE Corp	95,678
238,937		Nvidia Corp	6,998,465
179,953	*	ON Semiconductor Corp	1,540,398
12,269	*	PDF Solutions, Inc	132,873
27,944	*	Photronics, Inc	333,651
12,028		Power Integrations, Inc	566,880
64,922	*	Qorvo, Inc	2,570,911
51,257	*,e	Rambus, Inc	627,386
13,099	*	Rudolph Technologies, Inc	167,798
29,634	*	Semtech Corp	595,643
14,732	*	Sigma Designs, Inc	97,673
32,345	*	Silicon Laboratories, Inc	1,474,932
82,738		Skyworks Solutions, Inc	5,702,303
23,701	*,e	SunPower Corp	602,954
88,985		Teradyne, Inc	1,728,979
39,839		Tessera Technologies, Inc	1,148,160
463,251		Texas Instruments, Inc	24,519,875
12,988	*	Ultra Clean Holdings	67,018
11,718	*	Ultratech, Inc	236,352
18,349	*	Veeco Instruments, Inc	342,025
22,930	*	Xcerra Corp	125,656
124,342		Xilinx, Inc	6,250,672
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	221,149,250

SOFTWARE & SERVICES - 12.1%
14,259	*	A10 Networks, Inc	84,413
285,282		Accenture plc	30,108,662
48,794	*	ACI Worldwide, Inc	873,413
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

223,660		Activision Blizzard, Inc	$7,787,841
17,102	*	Actua Corp	161,785
31,651	*	Acxiom Corp	591,874
229,605	*	Adobe Systems, Inc	20,464,694
88,646	*	Akamai Technologies, Inc	4,044,030
27,046	*	Alliance Data Systems Corp	5,403,520
129,891	*	Alphabet, Inc (Class A)	98,892,513
132,552	*	Alphabet, Inc (Class C)	98,479,508
7,645	*,e	Amber Road, Inc	33,409
64,066		Amdocs Ltd	3,506,973
9,809	*	American Software, Inc (Class A)	95,442
21,348	*,e	Angie’s List, Inc	181,244
47,097	*	Ansys, Inc	4,153,484
2,179	*,e	Apigee Corp	16,822
36,651	*	Aspen Technology, Inc	1,188,958
97,516	*	Autodesk, Inc	4,565,699
216,396		Automatic Data Processing, Inc	17,980,344
16,870	*	AVG Technologies NV	318,337
27,384	*	Bankrate, Inc	313,273
3,385	*,e	Barracuda Networks, Inc	35,813
26,404	*,e	Bazaarvoice, Inc	95,582
3,373	*,e	Benefitfocus, Inc	98,357
8,337	*,e	Black Knight Financial Services, Inc	251,527
19,455		Blackbaud, Inc	1,196,093
22,491	*	Blackhawk Network Holdings, Inc	847,686
17,474	*	Blucora, Inc	150,801
41,933		Booz Allen Hamilton Holding Co	1,186,285
16,992	*	Bottomline Technologies, Inc	489,709
5,712	*,e	Box, Inc	61,461
13,975	*	Brightcove, Inc	77,421
49,717		Broadridge Financial Solutions, Inc	2,662,842
12,343	*	BroadSoft, Inc	422,254
148,271		CA, Inc	4,259,826
11,039	*	CACI International, Inc (Class A)	917,010
121,648	*	Cadence Design Systems, Inc	2,379,435
23,354	*	Callidus Software, Inc	360,352
7,703	*	Carbonite, Inc	69,096
18,501	*	Cardtronics, Inc	570,016
8,834	*,e	Care.com, Inc	52,916
4,627		Cass Information Systems, Inc	235,514
67,271		CDK Global, Inc	2,963,288
9,269	*	ChannelAdvisor Corp	113,360
30,571	*	Ciber, Inc	99,356
14,612	*,e	Cimpress NV	1,147,334
68,524	*	Citrix Systems, Inc	4,828,201
474	*,e	Code Rebel Corp	1,076
279,382	*	Cognizant Technology Solutions Corp (Class A)	17,687,674
18,720	*	Commvault Systems, Inc	702,374
57,639		Computer Sciences Corp	1,848,483
14,484	*	comScore, Inc	558,068
13,409	*	Constant Contact, Inc	423,858
40,661		Convergys Corp	993,755
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,842	*	Cornerstone OnDemand, Inc	$701,021
13,580	*	CoStar Group, Inc	2,381,525
13,500		CSG Systems International, Inc	471,690
61,135		CSRA, Inc	1,637,195
18,226	*	Cvent, Inc	481,349
8,444	*	Datalink Corp	60,628
14,070	*,e	Demandware, Inc	596,990
18,118	*	DHI Group, Inc	168,679
3,147	e	Digimarc Corp	112,600
20,736	*,e	Digital Turbine, Inc	27,372
14,982		DST Systems, Inc	1,579,253
44,030		EarthLink Holdings Corp	260,658
542,599	*	eBay, Inc	12,729,373
11,888	e	Ebix, Inc	405,619
139,974	*	Electronic Arts, Inc	9,034,622
12,309	*,e	Ellie Mae, Inc	859,537
24,698	*,e	Endurance International Group Holdings, Inc	226,728
11,448	*,e	EnerNOC, Inc	60,102
16,148	*	Envestnet, Inc	378,671
20,502	*	EPAM Systems, Inc	1,535,600
13,005		EPIQ Systems, Inc	162,823
21,592	*	Euronet Worldwide, Inc	1,722,394
34,337	*	Everi Holdings, Inc	96,487
27,235		EVERTEC, Inc	374,209
8,968	*	Everyday Health, Inc	41,253
21,783	*	ExlService Holdings, Inc	951,046
972,799	*	Facebook, Inc	109,157,776
13,745		Fair Isaac Corp	1,313,610
123,437		Fidelity National Information Services, Inc	7,372,892
86,886	*,e	FireEye, Inc	1,224,224
39,171	*	First American Corp	1,398,405
80,193	*,e	First Data Corp	1,072,180
102,781	*	Fiserv, Inc	9,718,971
11,180	*,e	Five9, Inc	93,129
39,234	*	FleetCor Technologies, Inc	4,819,505
16,143	*	FleetMatics Group plc	700,768
5,122		Forrester Research, Inc	163,750
61,407	*	Fortinet, Inc	1,727,993
36,058	*	Gartner, Inc	3,169,138
66,111	*	Genpact Ltd	1,581,375
11,654	*	Gigamon, Inc	304,752
57,200		Global Payments, Inc	3,371,940
6,808	*,e	Globant S.A.	207,099
50,659	*,e	Glu Mobile, Inc	111,956
9,925	*,e	GoDaddy, Inc	302,613
23,773	*,e	Gogo, Inc	345,897
31,733	*,e	GrubHub, Inc	598,167
10,255	*	GTT Communications, Inc	152,697
8,100	*,e	Guidance Software, Inc	38,880
29,493	*	Guidewire Software, Inc	1,623,295
10,211		Hackett Group, Inc	150,816
16,386		Heartland Payment Systems, Inc	1,508,823
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,226	*,e	Hortonworks, Inc	$31,292
7,885	*	HubSpot, Inc	320,052
36,712		IAC/InterActiveCorp	1,906,821
11,176	*	Imperva, Inc	576,235
46,170	*	Infoblox, Inc	745,184
6,987	*	Interactive Intelligence, Inc	166,850
23,532	*	Internap Network Services Corp	90,834
410,928		International Business Machines Corp	51,279,705
125,665		Intuit, Inc	12,002,264
20,267		j2 Global, Inc	1,469,560
42,543		Jack Henry & Associates, Inc	3,453,641
24,819	*	Jive Software, Inc	86,370
36,827		King Digital Entertainment plc	660,308
11,023	*	Knot, Inc	164,243
32,428		Leidos Holdings, Inc	1,495,579
31,019	*	Limelight Networks, Inc	38,774
48,752	*	LinkedIn Corp	9,648,508
25,980	*	Lionbridge Technologies	120,287
10,535	*	Liquidity Services, Inc	68,583
23,943	*	Liveperson, Inc	135,517
10,258	*	LogMeIn, Inc	535,878
7,558	*	Luxoft Holding, Inc	567,455
30,778	*	Manhattan Associates, Inc	1,774,352
9,855		Mantech International Corp (Class A)	284,120
13,195		Marchex, Inc (Class B)	50,405
13,298	*,e	Marin Software, Inc	45,080
14,726	*	Marketo, Inc	279,941
452,257		Mastercard, Inc (Class A)	40,264,441
15,784	*,e	Match Group, Inc	198,089
27,274		MAXIMUS, Inc	1,455,613
41,078		Mentor Graphics Corp	713,936
3,639,718		Microsoft Corp	200,512,065
3,800	*	MicroStrategy, Inc (Class A)	655,538
16,990	*,e	MobileIron, Inc	62,693
8,810	*	Model N, Inc	96,029
16,185	*,e	ModusLink Global Solutions, Inc	34,798
14,404	*	MoneyGram International, Inc	76,341
16,404		Monotype Imaging Holdings, Inc	409,116
38,282	*	Monster Worldwide, Inc	191,027
16,761	*,e	NetSuite, Inc	1,162,711
24,084	*,e	NeuStar, Inc (Class A)	591,985
2,428	*,e	New Relic, Inc	68,518
26,809		NIC, Inc	530,550
105,971	*	Nuance Communications, Inc	1,868,269
11,263	*,e	OPOWER, Inc	95,735
1,433,817		Oracle Corp	52,061,895
92,319	*	Pandora Media, Inc	897,341
3,781	*,e	Park City Group, Inc	33,008
155,868		Paychex, Inc	7,459,842
20,575	*,e	Paycom Software, Inc	620,336
6,376	*	Paylocity Holding Corp	198,421
543,112	*	PayPal Holdings, Inc	19,628,068
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,355		Pegasystems, Inc	$337,342
14,896	*	Perficient, Inc	283,769
4,957	*	PFSweb, Inc	61,368
23,615	*	Progress Software Corp	611,392
16,626	*,e	Proofpoint, Inc	837,285
10,016	*	PROS Holdings, Inc	122,996
47,974	*	PTC, Inc	1,420,510
9,749	*	Q2 Holdings, Inc	211,163
3,997		QAD, Inc (Class A)	73,984
38,331	*	QLIK Technologies, Inc	959,808
10,529	*	Qualys, Inc	273,649
15,203	*	QuinStreet, Inc	57,923
65,685	*,e	Quotient Technology, Inc	398,708
51,869	*	Rackspace Hosting, Inc	1,048,272
9,129	*	RealNetworks, Inc	33,047
21,632	*,e	RealPage, Inc	417,281
88,660	*	Red Hat, Inc	6,210,633
3,209		Reis, Inc	72,363
15,888	*	RetailMeNot, Inc	144,581
44,618	*	RingCentral, Inc	973,565
40,946	*,e	Rocket Fuel, Inc	128,161
37,512	*	Rovi Corp	729,984
10,830	*	Rubicon Project, Inc	146,097
47,268		Sabre Corp	1,210,533
294,041	*	Salesforce.com, Inc	20,012,430
9,731		Sapiens International Corp NV	97,894
20,630		Science Applications International Corp	879,251
11,070	*	Sciquest, Inc	140,921
13,463	*	Seachange International, Inc	83,740
66,186	*	ServiceNow, Inc	4,117,431
26,981	*	ServiceSource International LLC	104,416
15,273	*,e	Shutterstock, Inc	441,237
16,631	*	Silver Spring Networks, Inc	190,425
27,573	*	SolarWinds, Inc	1,653,001
35,005		Solera Holdings, Inc	1,899,371
53,944	*	Splunk, Inc	2,497,068
7,006	*	SPS Commerce, Inc	457,352
9,872	*,e	Square, Inc	86,577
34,269		SS&C Technologies Holdings, Inc	2,203,154
6,035	*	Stamps.com, Inc	566,204
15,730	*	Sykes Enterprises, Inc	463,091
325,766		Symantec Corp	6,463,197
16,154	*	Synchronoss Technologies, Inc	494,959
67,583	*	Synopsys, Inc	2,899,311
23,579	*	Syntel, Inc	1,116,230
16,908	*	TA Indigo Holding Corp	136,278
24,852	*	Tableau Software, Inc	1,994,124
36,682	*	Take-Two Interactive Software, Inc	1,272,865
16,127	*	Tangoe, Inc	134,983
8,465	*	TechTarget, Inc	67,297
20,386	*	TeleCommunication Systems, Inc (Class A)	101,115
11,456	*	TeleNav, Inc	65,987
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,285		TeleTech Holdings, Inc	$194,582
77,663	*	Teradata Corp	1,890,317
8,468	*,e	Textura Corp	133,710
44,696	*	TiVo, Inc	356,674
68,565		Total System Services, Inc	2,753,570
44,464		Travelport Worldwide Ltd	484,213
4,367	*,e	Travelzoo, Inc	35,416
36,630	*	TrueCar, Inc	237,362
6,028	*	TubeMogul, Inc	67,936
252,906	*	Twitter, Inc	4,248,821
13,996	*	Tyler Technologies, Inc	2,198,212
13,643	*	Ultimate Software Group, Inc	2,396,120
48,258	*	Unisys Corp	473,894
5,839	*	United Online, Inc	61,952
64,476	*	Vantiv, Inc	3,033,596
3,825	*,e	Varonis Systems, Inc	71,986
12,292	*,e	Vasco Data Security International	190,526
48,981	*	VeriFone Systems, Inc	1,145,666
25,427	*	Verint Systems, Inc	930,882
44,687	*,e	VeriSign, Inc	3,378,337
21,463	*,e	VirnetX Holding Corp	85,423
12,397	*	Virtusa Corp	554,394
880,266		Visa, Inc (Class A)	65,571,014
44,048	*,e	VMware, Inc (Class A)	2,015,196
15,884	*,e	WebMD Health Corp (Class A)	811,831
19,433	*	Website Pros, Inc	365,923
249,872		Western Union Co	4,457,716
16,055	*	WEX, Inc	1,165,754
9,183	*	Wix.com Ltd	187,517
44,810	*	Workday, Inc	2,823,478
3,075	*,e	Workiva, Inc	45,910
471,407		Xerox Corp	4,596,218
9,182	*	Xura, Inc	197,046
419,049	*	Yahoo!, Inc	12,366,136
29,129	*,e	Yelp, Inc	610,253
22,719	*	Zendesk, Inc	500,045
18,892	*,e	Zillow Group, Inc	409,390
37,784	*,e	Zillow Group, Inc (Class C)	774,572
23,238	*	Zix Corp	104,339
324,452	*	Zynga, Inc	798,152
		TOTAL SOFTWARE & SERVICES	1,144,333,741

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
48,192	*,e	3D Systems Corp	386,018
24,640		Adtran, Inc	447,462
10,358	*,e	Aerohive Networks, Inc	48,579
5,601	*	Agilysys, Inc	55,450
5,798		Alliance Fiber Optic Products, Inc	83,317
131,678		Amphenol Corp (Class A)	6,527,278
12,849	*	Anixter International, Inc	635,255
2,591,786		Apple, Inc	252,284,449
9,184	*,e	Applied Optoelectronics, Inc	150,342
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,184	*,e	Arista Networks, Inc	$851,466
80,676	*	ARRIS International plc	2,054,818
41,766	*	Arrow Electronics, Inc	2,155,126
12,829	*	Avid Technology, Inc	91,086
59,322		Avnet, Inc	2,368,134
21,648		AVX Corp	248,519
5,631	e	Badger Meter, Inc	314,379
4,329		Bel Fuse, Inc (Class B)	65,671
17,889		Belden CDT, Inc	764,218
21,281	*	Benchmark Electronics, Inc	446,901
6,118		Black Box Corp	46,619
173,985		Brocade Communications Systems, Inc	1,388,400
15,298	*	CalAmp Corp	260,066
18,584	*	Calix Networks, Inc	142,725
54,953		CDW Corp	2,112,943
16,366		Checkpoint Systems, Inc	106,052
52,154	*	Ciena Corp	926,777
2,299,969		Cisco Systems, Inc	54,716,262
4,709	*,e	Clearfield, Inc	69,693
36,557		Cognex Corp	1,178,963
9,960	*	Coherent, Inc	769,609
44,163	*	CommScope Holding Co, Inc	990,134
6,617		Comtech Telecommunications Corp	129,164
8,807	*,e	Control4 Corp	60,152
543,453		Corning, Inc	10,113,660
17,662	*	Cray, Inc	695,706
13,984		CTS Corp	220,248
15,342		Daktronics, Inc	123,196
32,205		Diebold, Inc	892,723
10,399	*	Digi International, Inc	94,839
30,418		Dolby Laboratories, Inc (Class A)	1,095,352
7,396	*	DTS, Inc	164,783
7,109	*,e	Eastman Kodak Co	64,834
20,185	*	EchoStar Corp (Class A)	709,099
7,109		Electro Rent Corp	62,133
19,017	*	Electronics for Imaging, Inc	786,923
860,308		EMC Corp	21,309,829
10,385	*	EMCORE Corp	62,933
2,188	*	ePlus, Inc	207,226
42,439	*	Extreme Networks, Inc	117,132
37,016	*	F5 Networks, Inc	3,471,361
14,267	*	Fabrinet	355,391
7,269	*	FARO Technologies, Inc	186,595
17,295		FEI Co	1,253,023
43,394	*	Finisar Corp	551,104
18,422	*,e	Fitbit, Inc	305,805
57,796		Flir Systems, Inc	1,689,955
14,868	*	GSI Group, Inc	183,769
39,552	*,e	Harmonic, Inc	130,522
63,000		Harris Corp	5,479,110
809,996		Hewlett Packard Enterprise Co	11,145,545
793,140		HP, Inc	7,701,389
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,069	*	II-VI, Inc	$459,035
13,663	*,e	Imation Corp	11,473
11,513	*	Immersion Corp	97,630
54,773	*	Infinera Corp	839,122
64,117		Ingram Micro, Inc (Class A)	1,808,099
17,922	*	Insight Enterprises, Inc	423,497
16,078		InterDigital, Inc	724,153
34,400	*,e	InvenSense, Inc	282,424
14,995	*	IPG Photonics Corp	1,212,046
23,332	*	Itron, Inc	769,023
26,439	*	Ixia	253,021
106,616		Jabil Circuit, Inc	2,122,725
194,240		Juniper Networks, Inc	4,584,064
70,718	*	Keysight Technologies, Inc	1,654,801
12,299	*	Kimball Electronics, Inc	123,482
37,514	*,e	Knowles Corp	510,190
5,979	*	KVH Industries, Inc	57,697
44,249		Lexmark International, Inc (Class A)	1,248,264
9,266		Littelfuse, Inc	944,205
19,606	*	Lumentum Holdings, Inc	386,826
13,539	*	Mercury Computer Systems, Inc	258,460
1,202		Mesa Laboratories, Inc	125,008
15,985		Methode Electronics, Inc	416,569
88,703		Motorola, Inc	5,922,699
6,091		MTS Systems Corp	325,259
3,946	*	Multi-Fineline Electronix, Inc	66,017
63,883		National Instruments Corp	1,820,666
72,669	*	NCR Corp	1,550,756
132,768		NetApp, Inc	2,911,602
14,600	*	Netgear, Inc	545,602
46,172	*	Netscout Systems, Inc	995,007
16,531	*	Newport Corp	251,767
36,848	*,e	Nimble Storage, Inc	242,091
16,489	*,e	Novatel Wireless, Inc	17,808
42,356	*,e	Oclaro, Inc	146,552
8,081	*	OSI Systems, Inc	443,000
35,632	*	Palo Alto Networks, Inc	5,326,628
8,151		Park Electrochemical Corp	132,698
3,831		PC Connection, Inc	86,466
16,902		Plantronics, Inc	757,717
13,718	*	Plexus Corp	479,444
55,882	*	Polycom, Inc	569,438
12,284	*,e	Pure Storage, Inc	159,815
35,882	*	QLogic Corp	460,007
673,472		Qualcomm, Inc	30,535,221
123,689	*,e	Quantum Corp	58,777
16,469	*	RealD, Inc	171,113
12,287	*	Rofin-Sinar Technologies, Inc	313,196
7,760	*	Rogers Corp	368,367
31,942	*	Ruckus Wireless, Inc	268,632
91,150		SanDisk Corp	6,444,305
34,320	*	Sanmina Corp	643,157
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,491	*	Scansource, Inc	$360,588
28,040	*	ShoreTel, Inc	230,208
13,572	*	Silicon Graphics International Corp	79,736
20,395	*	Sonus Networks, Inc	122,370
21,464	*,e	Stratasys Ltd	349,863
20,685	*,e	Super Micro Computer, Inc	615,999
18,933	*	Synaptics, Inc	1,387,978
11,840		SYNNEX Corp	993,968
22,947	*	Tech Data Corp	1,431,893
111,915	*	Trimble Navigation Ltd	2,158,840
24,970	*	TTM Technologies, Inc	145,575
13,901	e	Ubiquiti Networks, Inc	411,609
17,564	*	Universal Display Corp	862,392
17,984	*,e	Viasat, Inc	1,124,000
98,032	*	Viavi Solutions, Inc	490,160
55,691		Vishay Intertechnology, Inc	638,219
5,516	*	Vishay Precision Group, Inc	65,199
98,753		Western Digital Corp	4,738,169
22,239	*	Zebra Technologies Corp (Class A)	1,343,236
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	500,925,835

TELECOMMUNICATION SERVICES - 2.4%
37,114	*	8x8, Inc	466,152
2,742,691		AT&T, Inc	98,901,437
3,922		Atlantic Tele-Network, Inc	301,955
15,710	*	Boingo Wireless, Inc	95,831
269,870		CenturyTel, Inc	6,860,095
87,920	*	Cincinnati Bell, Inc	284,861
30,635		Cogent Communications Group, Inc	1,023,515
21,043		Consolidated Communications Holdings, Inc	421,702
8,375	*,e	Fairpoint Communications, Inc	125,625
479,381		Frontier Communications Corp	2,181,184
14,505	*	General Communication, Inc (Class A)	262,831
201,015	*,e	Globalstar, Inc	257,299
3,994	*	Hawaiian Telcom Holdco, Inc	95,297
15,325		IDT Corp (Class B)	194,627
44,053	*,e	inContact, Inc	381,058
15,044		Inteliquent, Inc	258,456
10,667	*,e	Intelsat S.A.	35,628
26,683	*,e	Iridium Communications, Inc	185,714
133,686	*	Level 3 Communications, Inc	6,525,214
8,919		Lumos Networks Corp	103,282
9,455	*,e	NTELOS Holdings Corp	87,459
25,361	*	Orbcomm, Inc	185,135
5,431	*	pdvWireless, Inc	130,724
62,261	*	SBA Communications Corp (Class A)	6,181,272
19,792		Shenandoah Telecom Co	454,820
11,251		Spok Holdings, Inc	202,631
368,672	*,e	Sprint Corp	1,113,389
4,184	*,e	Straight Path Communications, Inc	94,140
38,769		Telephone & Data Systems, Inc	899,053
124,389	*	T-Mobile US, Inc	4,994,218
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,233	*	US Cellular Corp	$196,970
1,838,405		Verizon Communications, Inc	91,865,098
76,451	*	Vonage Holdings Corp	392,194
73,716	e	Windstream Holdings, Inc	425,341
60,690	*	Zayo Group Holdings, Inc	1,518,464
		TOTAL TELECOMMUNICATION SERVICES	227,702,671

TRANSPORTATION - 2.0%
22,768	*	Air Transport Services Group, Inc	221,533
57,122		Alaska Air Group, Inc	4,021,389
5,558		Allegiant Travel Co	891,892
3,092		Amerco, Inc	1,133,682
289,880		American Airlines Group, Inc	11,302,421
21,971		Arkansas Best Corp	451,065
11,244	*	Atlas Air Worldwide Holdings, Inc	412,992
56,803	*	Avis Budget Group, Inc	1,492,215
10,955	*	Celadon Group, Inc	86,983
64,549		CH Robinson Worldwide, Inc	4,180,839
14,198	e	Copa Holdings S.A. (Class A)	668,726
4,833	*	Covenant Transportation Group, Inc	94,388
435,069		CSX Corp	10,015,288
366,044		Delta Air Lines, Inc	16,212,089
5,164	*,e	Eagle Bulk Shipping, Inc	6,816
12,303	*	Echo Global Logistics, Inc	270,789
93,777		Expeditors International of Washington, Inc	4,231,218
126,134		FedEx Corp	16,760,686
12,492		Forward Air Corp	539,155
22,613	*	Genesee & Wyoming, Inc (Class A)	1,121,153
22,330	*	Hawaiian Holdings, Inc	786,239
21,551	e	Heartland Express, Inc	369,600
214,803	*	Hertz Global Holdings, Inc	1,950,411
16,757	*	Hub Group, Inc (Class A)	510,586
38,011		J.B. Hunt Transport Services, Inc	2,763,400
150,965	*	JetBlue Airways Corp	3,217,064
52,195		Kansas City Southern Industries, Inc	3,699,582
23,091	*	Kirby Corp	1,169,559
24,695		Knight Transportation, Inc	604,287
27,575		Landstar System, Inc	1,583,081
30,986		Macquarie Infrastructure Co LLC	2,077,921
9,209		Marten Transport Ltd	154,527
17,501		Matson, Inc	707,215
92,315	e	Navios Maritime Holdings, Inc	89,924
138,091		Norfolk Southern Corp	9,735,416
28,547	*	Old Dominion Freight Line	1,565,232
1,308	*	PAM Transportation Services, Inc	33,786
3,699		Park-Ohio Holdings Corp	105,532
11,295	*	Radiant Logistics, Inc	37,386
22,385	*,e	Republic Airways Holdings, Inc	47,680
14,300	*	Roadrunner Transportation Services Holdings, Inc	113,256
21,983		Ryder System, Inc	1,168,836
9,841	*	Saia, Inc	210,499
22,872		Skywest, Inc	343,537
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

298,813		Southwest Airlines Co	$11,241,345
32,815	*	Spirit Airlines, Inc	1,371,667
38,046	*,e	Swift Transportation Co, Inc	620,530
391,780		Union Pacific Corp	28,208,160
170,755	*	United Continental Holdings, Inc	8,244,051
315,082		United Parcel Service, Inc (Class B)	29,365,642
2,557		Universal Truckload Services, Inc	33,011
4,109	*	USA Truck, Inc	66,443
10,159	*,e	Virgin America, Inc	313,405
17,944		Werner Enterprises, Inc	433,348
16,160	*	Wesco Aircraft Holdings, Inc	182,446
37,686	*,e	XPO Logistics, Inc	861,125
14,424	*	YRC Worldwide, Inc	149,144
		TOTAL TRANSPORTATION	188,250,192

UTILITIES - 3.4%
24,647	e	Abengoa Yield plc	417,767
297,945		AES Corp	2,830,477
51,455		AGL Resources, Inc	3,270,480
19,876		Allete, Inc	1,051,440
46,009		Alliant Energy Corp	3,006,228
109,105		Ameren Corp	4,900,997
218,052		American Electric Power Co, Inc	13,294,630
18,348		American States Water Co	832,999
77,603		American Water Works Co, Inc	5,037,211
92,579		Aqua America, Inc	2,919,016
3,086		Artesian Resources Corp	93,537
58,875	e	Atlantic Power Corp	110,096
40,888		Atmos Energy Corp	2,830,267
37,967	*	Avangrid, Inc	1,459,831
24,723		Avista Corp	915,493
18,241		Black Hills Corp	898,916
24,995		California Water Service Group	627,125
161,692	*	Calpine Corp	2,475,505
186,975		Centerpoint Energy, Inc	3,341,243
6,361		Chesapeake Utilities Corp	400,552
28,650		Cleco Corp	1,522,461
124,105		CMS Energy Corp	4,825,202
4,663		Connecticut Water Service, Inc	200,183
137,112		Consolidated Edison, Inc	9,514,202
6,110	e	Consolidated Water Co, Inc	71,059
265,395		Dominion Resources, Inc	19,153,557
77,447		DTE Energy Co	6,583,769
312,140		Duke Energy Corp	23,504,142
71,589	*,e	Dynegy, Inc	847,614
146,536		Edison International	9,055,925
17,179		El Paso Electric Co	703,136
27,444		Empire District Electric Co	805,207
86,712		Entergy Corp	6,120,133
141,040		Eversource Energy	7,587,952
407,005		Exelon Corp	12,035,138
187,154		FirstEnergy Corp	6,187,311
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,556	e	Genie Energy Ltd	$46,726
62,038		Great Plains Energy, Inc	1,729,619
43,719	*	Hawaiian Electric Industries, Inc	1,308,072
20,674		Idacorp, Inc	1,438,704
68,030		ITC Holdings Corp	2,714,397
17,510		Laclede Group, Inc	1,119,589
80,055		MDU Resources Group, Inc	1,351,328
15,712		MGE Energy, Inc	761,246
6,217		Middlesex Water Co	180,293
34,836		National Fuel Gas Co	1,579,116
34,398		New Jersey Resources Corp	1,211,498
200,174		NextEra Energy, Inc	22,361,438
132,305		NiSource, Inc	2,779,728
17,310		Northwest Natural Gas Co	899,254
18,919		NorthWestern Corp	1,056,437
149,338		NRG Energy, Inc	1,588,956
15,511	e	NRG Yield, Inc (Class A)	192,336
33,550	e	NRG Yield, Inc (Class C)	444,202
82,512		OGE Energy Corp	2,164,290
33,943		ONE Gas, Inc	1,919,816
15,517	e	Ormat Technologies, Inc	549,302
16,775		Otter Tail Corp	467,016
22,826	e	Pattern Energy Group, Inc	432,553
127,054		Pepco Holdings, Inc	3,389,801
212,582		PG&E Corp	11,672,878
42,009		Piedmont Natural Gas Co, Inc	2,488,613
61,178		Pinnacle West Capital Corp	4,056,713
32,366		PNM Resources, Inc	1,016,616
34,123		Portland General Electric Co	1,326,361
301,545		PPL Corp	10,572,168
222,298		Public Service Enterprise Group, Inc	9,180,907
98,551		Questar Corp	2,009,455
58,690		SCANA Corp	3,694,536
108,614		Sempra Energy	10,291,177
6,635		SJW Corp	216,301
27,630		South Jersey Industries, Inc	686,882
413,033		Southern Co	20,205,574
18,799		Southwest Gas Corp	1,105,945
1,491		Spark Energy, Inc	40,317
43,911	*	Talen Energy Corp	313,964
103,598		TECO Energy, Inc	2,809,578
18,831	e	TerraForm Global, Inc	79,655
29,605	e	TerraForm Power, Inc	293,386
71,672		UGI Corp	2,436,848
8,987		Unitil Corp	348,246
33,919		Vectren Corp	1,419,171
10,796	*,e	Vivint Solar, Inc	89,607
140,057		WEC Energy Group, Inc	7,735,348
63,509		Westar Energy, Inc	2,766,452
20,634		WGL Holdings, Inc	1,378,145
222,535		Xcel Energy, Inc	8,505,288
5,212		York Water Co	139,004
		TOTAL UTILITIES	317,995,653
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

		TOTAL COMMON STOCKS			$9,396,085,065
		(Cost $6,993,438,075)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
2,773	e	Empire Resorts, Inc			263
		TOTAL CONSUMER SERVICES			263

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
64,481	*,m	Dyax Corp CVR			71,574
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			71,574

ENERGY - 0.0%
7,432	e,m	Magnum Hunter Resources Corp			0
		TOTAL ENERGY			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	m	Forest Laboratories, Inc CVR			1,231
2,832	m	Furiex Pharmaceuticals, Inc			0
1,988	m	Omthera Pharmaceuticals, Inc			1,193
12,340	e,m	Trius Therapeutics, Inc			1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,028

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc			0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc			49,856
		TOTAL TELECOMMUNICATION SERVICES			49,856

		TOTAL RIGHTS / WARRANTS			125,721
		(Cost $49,944)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.7%
TREASURY DEBT - 0.5%
$25,000,000		United States Treasury Bill	0.231%	02/11/16	24,998,500
25,000,000		United States Treasury Bill	0.215	02/25/16	24,996,100
		TOTAL TREASURY DEBT			49,994,600

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
298,903,532	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			298,903,532
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			298,903,532

		TOTAL SHORT-TERM INVESTMENTS			348,898,132
		(Cost $348,898,348)
		TOTAL INVESTMENTS - 103.4%			9,745,108,918
		(Cost $7,342,386,367)
		OTHER ASSETS & LIABILITIES, NET - (3.4)%			(321,913,902)
		NET ASSETS - 100.0%			$9,423,195,016
191

TIAA-CREF FUNDS - Equity Index Fund

Abbreviation(s):
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $300,185,841.
m	Indicates a security that has been deemed illiquid.
192

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.7%
59,191		BorgWarner, Inc	$1,737,848
75,239		Delphi Automotive plc	4,886,021
37,911		Gentex Corp	519,002
28,087	e	Harley-Davidson, Inc	1,123,480
36,448		Johnson Controls, Inc	1,307,390
15,432		Lear Corp	1,602,304
25,526	*,e	Tesla Motors, Inc	4,880,571
11,899		Thor Industries, Inc	623,864
10,910		Visteon Corp	729,661
		TOTAL AUTOMOBILES & COMPONENTS	17,410,141

BANKS - 0.1%
12,320	*	Signature Bank	1,716,669
8,870	*	SVB Financial Group	898,708
		TOTAL BANKS	2,615,377

CAPITAL GOODS - 6.6%
165,285		3M Co	24,958,035
19,047		A.O. Smith Corp	1,330,433
11,364		Acuity Brands, Inc	2,300,415
4,538	*	Aecom Technology Corp	124,523
1,279		Air Lease Corp	32,947
25,223		Allegion plc	1,527,505
24,881		Allison Transmission Holdings, Inc	591,919
63,204		Ametek, Inc	2,973,748
5,786	*	Armstrong World Industries, Inc	223,803
2,285	*	Babcock & Wilcox Enterprises, Inc	47,185
28,031		BE Aerospace, Inc	1,133,854
180,142		Boeing Co	21,640,458
5,450		BWX Technologies, Inc	163,173
3,880		Carlisle Cos, Inc	324,678
27,781		Caterpillar, Inc	1,729,090
35,176		Cummins, Inc	3,161,971
30,094		Danaher Corp	2,607,645
15,918	e	Deere & Co	1,225,845
31,627		Donaldson Co, Inc	891,249
119,832		Emerson Electric Co	5,509,875
76,880	e	Fastenal Co	3,118,253
16,997		Flowserve Corp	656,764
14,741		Fortune Brands Home & Security, Inc	716,265
23,253		General Dynamics Corp	3,110,554
15,971		Graco, Inc	1,160,772
44,816	*	HD Supply Holdings, Inc	1,177,316
193

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

25,444		Hexcel Corp	$1,052,873
203,688		Honeywell International, Inc	21,020,602
1,775		Hubbell, Inc	160,513
12,520		Huntington Ingalls	1,601,058
18,757		IDEX Corp	1,360,070
78,411		Illinois Tool Works, Inc	7,062,479
4,847		Ingersoll-Rand plc	249,475
10,472		Lennox International, Inc	1,254,755
17,757		Lincoln Electric Holdings, Inc	945,383
50,718		Lockheed Martin Corp	10,701,498
91,211		Masco Corp	2,407,058
14,971	*	Middleby Corp	1,352,780
3,330		MSC Industrial Direct Co (Class A)	215,817
15,072		Nordson Corp	910,801
14,489		Northrop Grumman Corp	2,681,334
83,010		Paccar, Inc	4,073,301
16,141		Parker Hannifin Corp	1,568,260
6,936		Precision Castparts Corp	1,629,613
7,972	*	Quanta Services, Inc	149,076
591		Regal-Beloit Corp	33,220
35,399		Rockwell Automation, Inc	3,383,082
34,211		Rockwell Collins, Inc	2,766,986
10,081		Roper Industries, Inc	1,770,929
14,938		Snap-On, Inc	2,413,383
15,433	*,e	SolarCity Corp	550,187
34,415	*	Spirit Aerosystems Holdings, Inc (Class A)	1,459,196
3,737		Stanley Works	352,549
16,387		Textron, Inc	560,763
14,620		Toro Co	1,089,482
13,788		TransDigm Group, Inc	3,098,577
25,497	*	United Rentals, Inc	1,221,561
21,372		United Technologies Corp	1,874,111
22,342	*	USG Corp	399,698
334		Valmont Industries, Inc	35,601
16,346	e	W.W. Grainger, Inc	3,215,095
14,145	*	WABCO Holdings, Inc	1,268,099
6,405		Watsco, Inc	744,325
25,078		Westinghouse Air Brake Technologies Corp	1,603,738
		TOTAL CAPITAL GOODS	170,675,603

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
23,559		Cintas Corp	2,024,189
10,148	*	Clean Harbors, Inc	449,658
31,743	*	Copart, Inc	1,063,708
31,435		Covanta Holding Corp	444,491
2,984		Dun & Bradstreet Corp	293,685
30,994		Equifax, Inc	3,279,165
15,443	*	IHS, Inc (Class A)	1,615,647
12,457		KAR Auction Services, Inc	416,313
66,289		Nielsen NV	3,192,478
20,591		Pitney Bowes, Inc	403,172
28,482		R.R. Donnelley & Sons Co	397,894
194

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,621		Robert Half International, Inc	$1,515,361
24,986		Rollins, Inc	688,364
22,177	*	Stericycle, Inc	2,669,002
6,533	*	TransUnion	161,626
95,315		Tyco International plc	3,277,883
44,214	*	Verisk Analytics, Inc	3,227,622
9,843		Waste Management, Inc	521,187
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,641,445

CONSUMER DURABLES & APPAREL - 2.3%
17,533		Brunswick Corp	698,690
13,720		Carter’s, Inc	1,333,858
9,903		Coach, Inc	366,906
35,685		DR Horton, Inc	981,694
8,878	*,e	Fossil Group, Inc	289,423
22,497	*,e	GoPro, Inc	257,591
105,272		Hanesbrands, Inc	3,218,165
18,500		Harman International Industries, Inc	1,376,215
23,439		Hasbro, Inc	1,741,049
55,130	*	Jarden Corp	2,924,646
33,110	*	Kate Spade & Co	589,689
36,185		Leggett & Platt, Inc	1,502,039
961		Lennar Corp (B Shares)	33,299
17,732	e	Lennar Corp (Class A)	747,404
29,236	*,e	Lululemon Athletica, Inc	1,814,679
48,045	*	Michael Kors Holdings Ltd	1,916,995
11,343	*	Mohawk Industries, Inc	1,887,589
35,474		Newell Rubbermaid, Inc	1,375,682
353,204		Nike, Inc (Class B)	21,902,180
1,052	*	NVR, Inc	1,736,852
17,390		Polaris Industries, Inc	1,284,078
917		Ralph Lauren Corp	103,162
30,979	*	Skechers U.S.A., Inc (Class A)	873,298
15,629	*	Tempur-Pedic International, Inc	943,054
15,790	*	Toll Brothers, Inc	436,120
9,982	*	TopBuild Corp	267,318
12,392	e	Tupperware Corp	575,361
46,521	*,e	Under Armour, Inc (Class A)	3,974,289
88,114		VF Corp	5,515,936
1,926	*	Vista Outdoor, Inc	92,852
1,551		Whirlpool Corp	208,439
		TOTAL CONSUMER DURABLES & APPAREL	60,968,552

CONSUMER SERVICES - 3.7%
46,507		ARAMARK Holdings Corp	1,485,899
16,103		Brinker International, Inc	800,963
8,109	*	Chipotle Mexican Grill, Inc (Class A)	3,673,134
9,756		Choice Hotels International, Inc	426,532
6,672		Darden Restaurants, Inc	420,736
14,564		Domino’s Pizza, Inc	1,659,276
25,259	e	Dunkin Brands Group, Inc	994,194
14,762		Extended Stay America, Inc	189,101
195

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

57,365		H&R Block, Inc	$1,953,278
135,397		Hilton Worldwide Holdings, Inc	2,411,421
17,634	e	International Game Technology plc	255,164
94,470		Las Vegas Sands Corp	4,260,597
51,920	e	Marriott International, Inc (Class A)	3,181,658
249,603		McDonald’s Corp	30,895,859
7,853	*	MGM Resorts International	157,688
31,532	*	Norwegian Cruise Line Holdings Ltd	1,430,607
6,468	*	Panera Bread Co (Class A)	1,254,792
52,757		Service Corp International	1,276,192
27,080	*	ServiceMaster Global Holdings, Inc	1,143,047
18,806		Six Flags Entertainment Corp	945,378
390,798		Starbucks Corp	23,748,795
45,352		Starwood Hotels & Resorts Worldwide, Inc	2,822,708
30,409		Wyndham Worldwide Corp	1,973,544
18,776	e	Wynn Resorts Ltd	1,264,376
112,500		Yum! Brands, Inc	8,141,625
		TOTAL CONSUMER SERVICES	96,766,564

DIVERSIFIED FINANCIALS - 2.3%
14,267	*	Affiliated Managers Group, Inc	1,914,489
9,084	*	Ally Financial, Inc	143,981
43,837		American Express Co	2,345,279
39,430		Ameriprise Financial, Inc	3,574,329
8,905		Artisan Partners Asset Management, Inc	278,726
29,149		Bank of New York Mellon Corp	1,055,777
10,403		BlackRock, Inc	3,269,247
21,803		CBOE Holdings, Inc	1,452,516
210,398		Charles Schwab Corp	5,371,461
2,259	*,e	Credit Acceptance Corp	404,271
31,022		Eaton Vance Corp	889,091
10,928		Factset Research Systems, Inc	1,646,850
25,600		Federated Investors, Inc (Class B)	647,424
1,320		Interactive Brokers Group, Inc (Class A)	42,596
10,758		IntercontinentalExchange Group, Inc	2,837,960
14,035		Invesco Ltd	420,068
101,001		iShares Russell 1000 Growth Index Fund	9,476,924
33,106		Lazard Ltd (Class A)	1,191,485
8,951		Legg Mason, Inc	274,080
17,104	*,e	LendingClub Corp	126,228
12,636		Leucadia National Corp	209,252
20,846	e	LPL Financial Holdings, Inc	634,135
71,252		McGraw-Hill Financial, Inc	6,057,845
46,154		Moody’s Corp	4,114,168
4,913		Morningstar, Inc	395,054
26,823		MSCI, Inc (Class A)	1,846,495
50,961		NorthStar Asset Management Group, Inc	588,090
1,162		Santander Consumer USA Holdings, Inc	12,143
36,417		SEI Investments Co	1,429,003
103,344	*	SLM Corp	661,402
68,175		T Rowe Price Group, Inc	4,837,016
61,149		TD Ameritrade Holding Corp	1,686,489
196

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,776		Waddell & Reed Financial, Inc (Class A)	$570,093
		TOTAL DIVERSIFIED FINANCIALS	60,403,967

ENERGY - 0.5%
107,977		Cabot Oil & Gas Corp	2,240,523
6,631	*,e	Continental Resources, Inc	139,980
1,547	e	CVR Energy, Inc	54,176
12,582		EOG Resources, Inc	893,574
38,896	*	FMC Technologies, Inc	978,234
7,078		HollyFrontier Corp	247,518
10,708		Marathon Petroleum Corp	447,487
22,090	*	Memorial Resource Development Corp	351,452
4,916		Oceaneering International, Inc	166,407
23,972		Oneok, Inc	597,143
2,818	e	Range Resources Corp	83,300
2,518	e	RPC, Inc	31,399
40,154		Schlumberger Ltd	2,901,930
6,458		Targa Resources Investments, Inc	145,111
4,814	e	Teekay Corp	32,976
2,137		Tesoro Corp	186,453
195,804		Williams Cos, Inc	3,779,017
3,474		World Fuel Services Corp	135,312
		TOTAL ENERGY	13,411,992

FOOD & STAPLES RETAILING - 2.4%
114,607		Costco Wholesale Corp	17,319,410
272,431		CVS Health Corp	26,314,110
255,366		Kroger Co	9,910,754
151,026	*	Rite Aid Corp	1,176,493
39,908	*	Sprouts Farmers Market, Inc	909,902
48,452		Sysco Corp	1,928,874
34,016		Walgreens Boots Alliance, Inc	2,711,756
85,687		Whole Foods Market, Inc	2,511,486
		TOTAL FOOD & STAPLES RETAILING	62,782,785

FOOD, BEVERAGE & TOBACCO - 8.1%
481,851		Altria Group, Inc	29,445,915
7,382	*,e	Blue Buffalo Pet Products, Inc	125,642
6,249	e	Brown-Forman Corp	664,206
28,120		Brown-Forman Corp (Class B)	2,751,261
26,505	e	Campbell Soup Co	1,495,147
1,021,406		Coca-Cola Co	43,838,746
61,008		Coca-Cola Enterprises, Inc	2,831,991
15,546		ConAgra Foods, Inc	647,336
42,596		Constellation Brands, Inc (Class A)	6,495,038
49,648		Dr Pepper Snapple Group, Inc	4,658,968
39,397		Flowers Foods, Inc	809,214
155,094		General Mills, Inc	8,764,362
27,012	*	Hain Celestial Group, Inc	982,697
37,906		Hershey Co	3,339,898
34,430		Hormel Foods Corp	2,768,516
1,977		Ingredion, Inc	199,123
197

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

58,795		Kellogg Co	$4,317,905
33,737		Keurig Green Mountain, Inc	3,011,027
154,253		Kraft Heinz Co	12,040,989
32,886		McCormick & Co, Inc	2,892,981
52,913		Mead Johnson Nutrition Co	3,835,663
38,782	*	Monster Beverage Corp	5,236,734
384,448		PepsiCo, Inc	38,175,686
200,848		Philip Morris International, Inc	18,078,329
1,543	e	Pilgrim’s Pride Corp	34,224
214,932		Reynolds American, Inc	10,735,853
4,227		Tyson Foods, Inc (Class A)	225,553
46,152	*	WhiteWave Foods Co (Class A)	1,742,238
		TOTAL FOOD, BEVERAGE & TOBACCO	210,145,242

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
15,637	*	Acadia Healthcare Co, Inc	954,326
22,367		Aetna Inc	2,277,855
21,145	*	Align Technology, Inc	1,398,530
14,142	*	Allscripts Healthcare Solutions, Inc	194,877
53,557		AmerisourceBergen Corp	4,796,565
13,727		Anthem, Inc	1,791,236
9,973	*,e	athenahealth, Inc	1,414,171
19,313		Bard (C.R.), Inc	3,539,494
90,453		Baxter International, Inc	3,310,580
54,465		Becton Dickinson & Co	7,917,577
27,542	*	Boston Scientific Corp	482,811
7,892	*	Brookdale Senior Living, Inc	128,482
77,666		Cardinal Health, Inc	6,319,682
30,960	*	Centene Corp	1,921,378
77,865	*	Cerner Corp	4,516,949
66,934		Cigna Corp	8,942,382
8,430		Cooper Cos, Inc	1,105,595
13,583	*	DaVita, Inc	911,691
8,893		Dentsply International, Inc	523,709
20,720	*	DexCom, Inc	1,476,922
56,063	*	Edwards Lifesciences Corp	4,384,687
48,567	*	Envision Healthcare Holdings, Inc	1,073,331
147,789	*	Express Scripts Holding Co	10,621,596
7,003	*	HCA Holdings, Inc	487,269
3,365	*	Health Net, Inc	222,830
21,759	*	Henry Schein, Inc	3,295,183
13,494		Hill-Rom Holdings, Inc	659,587
64,613	*	Hologic, Inc	2,192,965
36,097		Humana, Inc	5,876,231
24,086	*	Idexx Laboratories, Inc	1,689,392
34,561	*	IMS Health Holdings, Inc	799,050
7,372	*,e	Inovalon Holdings, Inc	124,439
9,592	*	Intuitive Surgical, Inc	5,187,833
14,210	*	Inverness Medical Innovations, Inc	528,612
8,678	*	Laboratory Corp of America Holdings	974,973
1,005	*	LifePoint Hospitals, Inc	70,139
60,263		McKesson Corp	9,701,138
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,137		Patterson Cos, Inc	$515,337
14,029	*	Pediatrix Medical Group, Inc	974,454
9,797	*	Premier, Inc	312,916
36,773	e	Resmed, Inc	2,085,029
14,371	*	Sirona Dental Systems, Inc	1,527,494
41,507		St. Jude Medical, Inc	2,194,060
44,688		Stryker Corp	4,430,815
24,653	*	Tenet Healthcare Corp	668,589
235,427		UnitedHealth Group, Inc	27,111,774
4,214		Universal Health Services, Inc (Class B)	474,665
26,026	*	Varian Medical Systems, Inc	2,007,385
20,060	*	VCA Antech, Inc	1,028,476
18,467	*,e	Veeva Systems, Inc	445,055
2,773		Zimmer Holdings, Inc	275,248
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	145,865,364

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
33,971		Church & Dwight Co, Inc	2,853,564
27,128		Clorox Co	3,500,868
206,673		Colgate-Palmolive Co	13,956,628
20,538	e	Coty, Inc	505,440
54,791		Estee Lauder Cos (Class A)	4,670,933
16,447	*,e	Herbalife Ltd	760,016
75,188		Kimberly-Clark Corp	9,655,643
3,388	e	Nu Skin Enterprises, Inc (Class A)	107,230
6,404		Spectrum Brands, Inc	608,636
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	36,618,958

INSURANCE - 0.6%
532		Amtrust Financial Services, Inc	30,425
73,375		Aon plc	6,444,526
23,723		Arthur J. Gallagher & Co	892,934
31,260	*	Berkshire Hathaway, Inc (Class B)	4,056,610
6,229		Erie Indemnity Co (Class A)	598,669
341	*	Markel Corp	286,597
83,563		Marsh & McLennan Cos, Inc	4,456,415
		TOTAL INSURANCE	16,766,176

MATERIALS - 3.3%
46,140		Air Products & Chemicals, Inc	5,846,399
4,064		Airgas, Inc	568,960
3,258		Aptargroup, Inc	237,508
1,453		Ashland, Inc	137,686
21,650		Avery Dennison Corp	1,318,268
27,037	*	Axalta Coating Systems Ltd	643,751
36,213		Ball Corp	2,420,115
2,425		Bemis Co, Inc	116,085
3,055		Celanese Corp (Series A)	194,512
61,160		CF Industries Holdings, Inc	1,834,800
21,834		Chemours Co	86,026
8,688		Compass Minerals International, Inc	650,297
15,793	*	Crown Holdings, Inc	724,583
199

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

38,308		Dow Chemical Co	$1,608,936
108,807		Du Pont (E.I.) de Nemours & Co	5,740,657
13,308		Eagle Materials, Inc	712,510
9,586		Eastman Chemical Co	586,759
68,677		Ecolab, Inc	7,408,188
25,952		FMC Corp	927,005
48,914		Graphic Packaging Holding Co	555,663
32,918		Huntsman Corp	284,082
21,026		International Flavors & Fragrances, Inc	2,459,201
105,456		International Paper Co	3,607,650
95,079		LyondellBasell Industries AF S.C.A	7,413,310
2,418		Martin Marietta Materials, Inc	303,652
114,953		Monsanto Co	10,414,742
2,147		NewMarket Corp	814,293
2,413	*	Owens-Illinois, Inc	31,224
25,600		Packaging Corp of America	1,301,248
5,628	*	Platform Specialty Products Corp	42,942
70,723		PPG Industries, Inc	6,727,172
62,516		Praxair, Inc	6,251,600
879		Royal Gold, Inc	26,185
34,830		RPM International, Inc	1,367,077
10,576		Scotts Miracle-Gro Co (Class A)	726,360
51,420		Sealed Air Corp	2,084,053
21,006		Sherwin-Williams Co	5,370,604
10,473		Silgan Holdings, Inc	553,708
9,616	e	Southern Copper Corp (NY)	249,247
5,709		Steel Dynamics, Inc	104,760
7,797		Tahoe Resources, Inc	60,427
20,977		Valspar Corp	1,643,128
4,526		Vulcan Materials Co	399,193
6,607		WestRock Co	233,095
19,008	*	WR Grace & Co	1,546,111
		TOTAL MATERIALS	86,333,772

MEDIA - 5.3%
15,378	*	AMC Networks, Inc	1,119,365
7,702		Cablevision Systems Corp (Class A)	245,771
128,607		CBS Corp (Class B)	6,108,832
19,531	*,e	Charter Communications, Inc	3,346,832
29,990		Cinemark Holdings, Inc	884,405
3,514		Clear Channel Outdoor Holdings, Inc (Class A)	17,746
588,979		Comcast Corp (Class A)	32,812,020
36,835	*,e	Discovery Communications, Inc (Class A)	1,016,278
65,332	*	Discovery Communications, Inc (Class C)	1,777,684
38,554	*	DISH Network Corp (Class A)	1,861,002
107,845		Interpublic Group of Cos, Inc	2,420,042
24,469	e	Lions Gate Entertainment Corp	639,864
37,923	*	Live Nation, Inc	860,852
5,472	*	Madison Square Garden Co	843,126
16,225	*	MSG Networks, Inc	283,775
63,831		Omnicom Group, Inc	4,682,004
21,824	e	Regal Entertainment Group (Class A)	376,464
200

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

24,281		Scripps Networks Interactive (Class A)	$1,480,413
600,905	*	Sirius XM Holdings, Inc	2,223,348
21,838	*	Starz-Liberty Capital	620,854
73,625		Time Warner Cable, Inc	13,400,486
110,626		Time Warner, Inc	7,792,495
208,974		Twenty-First Century Fox, Inc	5,636,029
84,054		Twenty-First Century Fox, Inc (Class B)	2,277,863
2,643		Viacom, Inc	128,291
89,934		Viacom, Inc (Class B)	4,104,588
441,940		Walt Disney Co	42,346,691
		TOTAL MEDIA	139,307,120

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
431,152		AbbVie, Inc	23,670,245
6,943	*,e	Agios Pharmaceuticals, Inc	293,133
20,411	*	Akorn, Inc	530,482
56,137	*	Alexion Pharmaceuticals, Inc	8,192,072
31,893	*	Alkermes plc	1,020,895
46,191	*	Allergan plc	13,138,106
15,840	*	Alnylam Pharmaceuticals, Inc	1,092,010
197,976		Amgen, Inc	30,236,875
90,280		Baxalta, Inc	3,612,103
58,055	*	Biogen Idec, Inc	15,852,498
41,989	*	BioMarin Pharmaceutical, Inc	3,108,026
4,008		Bio-Techne Corp	331,422
9,254	*	Bluebird Bio, Inc	382,745
434,196		Bristol-Myers Squibb Co	26,989,623
29,315	*	Bruker BioSciences Corp	654,604
206,595	*	Celgene Corp	20,725,610
12,504	*	Charles River Laboratories International, Inc	928,172
254,758		Eli Lilly & Co	20,151,358
21,550	*	Endo International plc	1,195,378
382,580		Gilead Sciences, Inc	31,754,140
37,379	*	Illumina, Inc	5,904,013
40,402	*	Incyte Corp	2,850,765
4,222	*,e	Intercept Pharmaceuticals, Inc	448,503
12,876	*,e	Intrexon Corp	375,207
30,679	*	Ionis Pharmaceuticals, Inc	1,194,333
15,686	*	Jazz Pharmaceuticals plc	2,019,416
93,071		Johnson & Johnson	9,720,335
2,957	*,e	Juno Therapeutics, Inc	81,554
11,993	*	Mallinckrodt plc	696,673
41,431	*	Medivation, Inc	1,354,794
83,692		Merck & Co, Inc	4,240,674
7,231	*	Mettler-Toledo International, Inc	2,262,218
93,108	*,e	Mylan NV	4,905,861
77,994	*,e	Opko Health, Inc	627,072
3,987		PerkinElmer, Inc	192,652
6,967		Perrigo Co plc	1,007,289
6,639	*,e	Puma Biotechnology, Inc	277,112
19,668	*	Quintiles Transnational Holdings, Inc	1,196,404
20,419	*	Regeneron Pharmaceuticals, Inc	8,577,818
201

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

27,860	*,e	Seattle Genetics, Inc	$918,823
34,920		Thermo Electron Corp	4,611,535
12,087	*	United Therapeutics Corp	1,488,877
63,472	*	Vertex Pharmaceuticals, Inc	5,760,084
4,751	*	VWR Corp	116,209
21,586	*	Waters Corp	2,616,439
130,678		Zoetis Inc	5,625,688
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	272,929,845

REAL ESTATE - 2.8%
110,217		American Tower Corp	10,397,872
36,564		Boston Properties, Inc	4,249,102
75,897	*	CBRE Group, Inc	2,122,839
4,020		Columbia Property Trust, Inc	89,525
86,745		Crown Castle International Corp	7,477,419
21,810		Digital Realty Trust, Inc	1,746,545
13,685		Empire State Realty Trust, Inc	226,487
17,770		Equinix, Inc	5,518,829
21,401		Equity Lifestyle Properties, Inc	1,410,754
31,622		Extra Space Storage, Inc	2,867,799
17,762		Federal Realty Investment Trust	2,679,042
2,224		Four Corners Property Trust, Inc	37,586
3,133		Gaming and Leisure Properties, Inc	81,709
2,869		Healthcare Trust of America, Inc	80,447
4,387	*	Howard Hughes Corp	416,897
21,915		Iron Mountain, Inc	603,539
8,449		Jones Lang LaSalle, Inc	1,188,943
21,298		Lamar Advertising Co	1,195,031
12,960		Omega Healthcare Investors, Inc	410,962
18,822		Plum Creek Timber Co, Inc	762,479
4,184		Post Properties, Inc	239,701
34,425		Public Storage, Inc	8,728,803
14,371	*	Realogy Holdings Corp	471,369
81,105		Simon Property Group, Inc	15,108,240
24,961		Tanger Factory Outlet Centers, Inc	798,502
6,404		Taubman Centers, Inc	454,940
41,201		Welltower, Inc	2,563,526
11,577		Weyerhaeuser Co	296,487
		TOTAL REAL ESTATE	72,225,374

RETAILING - 9.1%
2,678		Aaron’s, Inc	61,273
19,157		Advance Auto Parts, Inc	2,912,822
99,270	*	Amazon.com, Inc	58,271,490
18,756	*	Autonation, Inc	811,197
8,116	*	AutoZone, Inc	6,228,137
44,825	*	Bed Bath & Beyond, Inc	1,935,095
1,109	*,e	Cabela’s, Inc	46,656
50,949	*,e	Carmax, Inc	2,250,927
16,189		CST Brands, Inc	627,162
16,381		Dick’s Sporting Goods, Inc	640,170
583	e	Dillard’s, Inc (Class A)	41,049
202

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

78,962		Dollar General Corp	$5,926,888
59,577	*	Dollar Tree, Inc	4,844,802
1,588		DSW, Inc (Class A)	38,128
27,008		Expedia, Inc	2,728,888
31,670		Foot Locker, Inc	2,139,625
62,597	e	Gap, Inc	1,547,398
37,132		Genuine Parts Co	3,199,664
22,787		GNC Holdings, Inc	638,264
120,431	*	Groupon, Inc	327,572
338,276		Home Depot, Inc	42,541,590
64,403		L Brands, Inc	6,192,348
57,966	*	Liberty Interactive Corp	1,510,594
37,171	*	Liberty Ventures	1,461,935
79,538	*	LKQ Corp	2,179,341
247,889		Lowe’s Companies, Inc	17,763,726
59,176		Macy’s, Inc	2,391,302
16,461	*	Michaels Cos, Inc	358,850
201	*	Murphy USA, Inc	11,628
110,530	*	NetFlix, Inc	10,151,075
36,476	e	Nordstrom, Inc	1,790,972
24,515	*	Office Depot, Inc	126,252
26,227	*	O’Reilly Automotive, Inc	6,842,624
4,004		Penske Auto Group, Inc	125,606
13,499	*	Priceline.com, Inc	14,376,030
108,120		Ross Stores, Inc	6,082,831
41,596	*	Sally Beauty Holdings, Inc	1,146,386
414	*,e	Sears Holdings Corp	7,017
20,960		Signet Jewelers Ltd	2,431,360
13,496		Target Corp	977,380
22,467		Tiffany & Co	1,434,293
177,290		TJX Companies, Inc	12,630,139
35,628		Tractor Supply Co	3,146,309
29,288	*	TripAdvisor, Inc	1,955,267
16,771	*	Ulta Salon Cosmetics & Fragrance, Inc	3,038,402
21,416	*	Urban Outfitters, Inc	489,998
23,927		Williams-Sonoma, Inc	1,236,069
		TOTAL RETAILING	237,616,531

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
75,412		Analog Devices, Inc	4,061,690
176,713		Applied Materials, Inc	3,118,984
109,459		Atmel Corp	882,240
66,734		Avago Technologies Ltd	8,923,003
10,542		Broadcom Corp (Class A)	576,331
88,123		Intel Corp	2,733,575
42,014		Kla-Tencor Corp	2,814,518
29,396		Lam Research Corp	2,110,339
63,045		Linear Technology Corp	2,693,913
25,680		Maxim Integrated Products, Inc	857,712
55,223	e	Microchip Technology, Inc	2,474,543
21,795	*	Micron Technology, Inc	240,399
103,766	*	ON Semiconductor Corp	888,237
203

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

36,836	*	Qorvo, Inc	$1,458,706
49,775		Skyworks Solutions, Inc	3,430,493
391	*	SunPower Corp	9,947
271,454		Texas Instruments, Inc	14,368,060
15,428		Xilinx, Inc	775,566
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	52,418,256

SOFTWARE & SERVICES - 19.6%
163,582		Accenture plc	17,264,444
130,396	*	Adobe Systems, Inc	11,622,195
46,170	*	Akamai Technologies, Inc	2,106,275
16,218	*	Alliance Data Systems Corp	3,240,194
75,069	*	Alphabet, Inc (Class A)	57,153,783
76,602	*	Alphabet, Inc (Class C)	56,911,456
4,304	*	Ansys, Inc	379,570
44,632	*	Autodesk, Inc	2,089,670
98,128		Automatic Data Processing, Inc	8,153,456
4,676	*,e	Black Knight Financial Services, Inc	141,075
23,821		Booz Allen Hamilton Holding Co	673,896
31,040		Broadridge Financial Solutions, Inc	1,662,502
75,754	*	Cadence Design Systems, Inc	1,481,748
41,455		CDK Global, Inc	1,826,093
41,760	*	Citrix Systems, Inc	2,942,410
158,874	*	Cognizant Technology Solutions Corp (Class A)	10,058,313
8,448	*	CoStar Group, Inc	1,481,526
7,027		DST Systems, Inc	740,716
316,014	*	eBay, Inc	7,413,688
81,631	*	Electronic Arts, Inc	5,268,873
563,579	*	Facebook, Inc	63,239,200
31,961		Fidelity National Information Services, Inc	1,909,031
36,131	*,e	FireEye, Inc	509,086
10,688	*	First American Corp	381,562
36,681	*	First Data Corp	490,425
61,462	*	Fiserv, Inc	5,811,847
24,023	*	FleetCor Technologies, Inc	2,950,985
37,521	*	Fortinet, Inc	1,055,841
21,755	*	Gartner, Inc	1,912,047
41,751	*	Genpact Ltd	998,684
34,714		Global Payments, Inc	2,046,390
6,297	*,e	GoDaddy, Inc	191,996
18,947		IAC/InterActiveCorp	984,107
131,176		International Business Machines Corp	16,369,453
71,724		Intuit, Inc	6,850,359
21,207		Jack Henry & Associates, Inc	1,721,584
20,783		King Digital Entertainment plc	372,639
1,368		Leidos Holdings, Inc	63,092
28,400	*	LinkedIn Corp	5,620,644
260,363		Mastercard, Inc (Class A)	23,180,118
8,101	*,e	Match Group, Inc	101,668
1,194,478		Microsoft Corp	65,803,793
10,281	*,e	NetSuite, Inc	713,193
495,264		Oracle Corp	17,983,036
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

55,305	*	Pandora Media, Inc	$537,565
73,891		Paychex, Inc	3,536,423
316,235	*	PayPal Holdings, Inc	11,428,733
29,627	*	PTC, Inc	877,255
31,132	*	Rackspace Hosting, Inc	629,178
47,770	*	Red Hat, Inc	3,346,288
29,100		Sabre Corp	745,251
170,978	*	Salesforce.com, Inc	11,636,763
40,193	*	ServiceNow, Inc	2,500,407
16,355	*	SolarWinds, Inc	980,482
17,635		Solera Holdings, Inc	956,875
33,003	*	Splunk, Inc	1,527,709
7,363	*,e	Square, Inc	64,573
18,638		SS&C Technologies Holdings, Inc	1,198,237
2,624	*	Synopsys, Inc	112,570
13,087	*	Tableau Software, Inc	1,050,101
26,616	*	Teradata Corp	647,833
43,070		Total System Services, Inc	1,729,691
146,284	*	Twitter, Inc	2,457,571
7,432	*	Ultimate Software Group, Inc	1,305,282
37,411	*	Vantiv, Inc	1,760,188
30,611	*	VeriFone Systems, Inc	715,991
26,916	*,e	VeriSign, Inc	2,034,850
509,815		Visa, Inc (Class A)	37,976,119
21,525	*,e	VMware, Inc (Class A)	984,769
134,625		Western Union Co	2,401,710
9,834	*	WEX, Inc	714,047
27,769	*	Workday, Inc	1,749,725
17,550	*,e	Yelp, Inc	367,672
6,920	*,e	Zillow Group, Inc	149,956
13,410	*,e	Zillow Group, Inc (Class C)	274,905
		TOTAL SOFTWARE & SERVICES	510,271,382

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
6,201	*,e	3D Systems Corp	49,670
80,473		Amphenol Corp (Class A)	3,989,047
1,500,391		Apple, Inc	146,048,060
9,065	*,e	Arista Networks, Inc	544,172
18,157	*	ARRIS International plc	462,459
34,533		CDW Corp	1,327,794
22,702		Cognex Corp	732,139
11,609	*	CommScope Holding Co, Inc	260,274
41,025		EMC Corp	1,016,189
18,658	*	F5 Networks, Inc	1,749,747
7,657	*,e	Fitbit, Inc	127,106
23,382		Flir Systems, Inc	683,690
5,539		Harris Corp	481,727
2,053		Ingram Micro, Inc (Class A)	57,895
9,050	*,e	IPG Photonics Corp	731,511
9,283		Jabil Circuit, Inc	184,825
18,480		Juniper Networks, Inc	436,128
37,495	*	Keysight Technologies, Inc	877,383
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

46,161		Motorola, Inc	$3,082,170
6,867		National Instruments Corp	195,709
23,776		NetApp, Inc	521,408
18,831	*	Palo Alto Networks, Inc	2,815,046
59,059		Qualcomm, Inc	2,677,735
3,923	*	Trimble Navigation Ltd	75,675
13,506	*	Zebra Technologies Corp (Class A)	815,762
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	169,943,321

TELECOMMUNICATION SERVICES - 2.3%
232,870		AT&T, Inc	8,397,292
9,075	*	Level 3 Communications, Inc	442,951
16,534	*	SBA Communications Corp (Class A)	1,641,496
985,532		Verizon Communications, Inc	49,247,034
33,002	*	Zayo Group Holdings, Inc	825,710
		TOTAL TELECOMMUNICATION SERVICES	60,554,483

TRANSPORTATION - 3.1%
33,363		Alaska Air Group, Inc	2,348,755
902		Amerco, Inc	330,718
164,390		American Airlines Group, Inc	6,409,566
25,931	*	Avis Budget Group, Inc	681,207
38,285		CH Robinson Worldwide, Inc	2,479,719
67,119		CSX Corp	1,545,079
212,486		Delta Air Lines, Inc	9,411,005
49,546		Expeditors International of Washington, Inc	2,235,516
26,984		FedEx Corp	3,585,634
5,427	*	Genesee & Wyoming, Inc (Class A)	269,071
103,097	*	Hertz Global Holdings, Inc	936,121
24,278		J.B. Hunt Transport Services, Inc	1,765,011
30,740	*	JetBlue Airways Corp	655,069
11,536		Landstar System, Inc	662,282
17,670	*	Old Dominion Freight Line	968,846
174,163		Southwest Airlines Co	6,552,012
18,079	*	Spirit Airlines, Inc	755,702
228,270		Union Pacific Corp	16,435,440
99,742	*	United Continental Holdings, Inc	4,815,544
183,068		United Parcel Service, Inc (Class B)	17,061,938
		TOTAL TRANSPORTATION	79,904,235

UTILITIES - 0.1%
11,718	*	Calpine Corp	179,403
7,510		Dominion Resources, Inc	541,997
14,715		ITC Holdings Corp	587,128
1,785	e	TerraForm Power, Inc	17,689
		TOTAL UTILITIES	1,326,217

		TOTAL COMMON STOCKS	2,602,902,702
		(Cost $2,113,785,935)
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.0%

GOVERNMENT AGENCY DEBT - 0.7%
$20,000,000	Federal Home Loan Bank (FHLB)	0.197%	02/02/16	$19,999,860
	TOTAL GOVERNMENT AGENCY DEBT			19,999,860

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
59,589,277	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	59,589,277
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	59,589,277
		TOTAL SHORT-TERM INVESTMENTS	79,589,137
		(Cost $79,589,168)

		TOTAL INVESTMENTS - 102.9%	2,682,491,839
		(Cost $2,193,375,103)
		OTHER ASSETS & LIABILITIES, NET - (2.9)%	(76,856,971)
		NET ASSETS - 100.0%	$2,605,634,868

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $59,694,734.
207

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.4%
1,376,469		Ford Motor Co	$16,435,040
568,155		General Motors Co	16,840,114
54,532		Gentex Corp	746,543
95,350		Goodyear Tire & Rubber Co	2,708,893
31,579	e	Harley-Davidson, Inc	1,263,160
181,634		Johnson Controls, Inc	6,515,212
6,482		Lear Corp	673,026
		TOTAL AUTOMOBILES & COMPONENTS	45,181,988

BANKS - 11.0%
55,853		Associated Banc-Corp	980,220
3,723,389		Bank of America Corp	52,648,720
16,003		Bank of Hawaii Corp	959,060
36,753		BankUnited	1,238,576
272,391		BB&T Corp	8,896,290
10,661	e	BOK Financial Corp	533,157
62,317		CIT Group, Inc	1,829,004
1,074,277		Citigroup, Inc	45,742,715
109,664		Citizens Financial Group, Inc	2,330,360
63,877		Comerica, Inc	2,190,981
31,373		Commerce Bancshares, Inc	1,290,371
19,873		Cullen/Frost Bankers, Inc	951,122
51,780		East West Bancorp, Inc	1,678,707
284,216		Fifth Third Bancorp	4,490,613
85,107		First Horizon National Corp	1,083,412
123,680		First Niagara Financial Group, Inc	1,210,827
49,891		First Republic Bank	3,392,588
283,264		Huntington Bancshares, Inc	2,430,405
1,314,407		JPMorgan Chase & Co	78,207,216
297,981		Keycorp	3,325,468
56,726		M&T Bank Corp	6,250,071
169,771		New York Community Bancorp, Inc	2,628,055
40,478		PacWest Bancorp	1,485,947
111,833	e	People’s United Financial, Inc	1,607,040
183,924		PNC Financial Services Group, Inc	15,937,015
35,955		Popular, Inc	903,909
470,671		Regions Financial Corp	3,821,848
1,688	*	Signature Bank	235,206
181,320		SunTrust Banks, Inc	6,632,686
7,081	*	SVB Financial Group	717,447
46,239		Synovus Financial Corp	1,411,677
62,665		TCF Financial Corp	752,607
24,337		TFS Financial Corp	424,681
208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

594,494		US Bancorp	$23,815,430
1,651,705		Wells Fargo & Co	82,965,142
73,318		Zions Bancorporation	1,662,852
		TOTAL BANKS	366,661,425

CAPITAL GOODS - 8.5%
45,662	*	Aecom Technology Corp	1,252,965
26,613	e	AGCO Corp	1,297,916
35,463		Air Lease Corp	913,527
29,629		Allison Transmission Holdings, Inc	704,874
5,958	*	Armstrong World Industries, Inc	230,455
15,098	*	Babcock & Wilcox Enterprises, Inc	311,774
29,745		BWX Technologies, Inc	890,565
18,380		Carlisle Cos, Inc	1,538,038
177,228		Caterpillar, Inc	11,030,671
33,887	e	Chicago Bridge & Iron Co NV	1,315,493
34,877	*	Colfax Corp	772,177
17,239		Crane Co	823,335
16,818		Cummins, Inc	1,511,770
170,923		Danaher Corp	14,810,478
91,559	e	Deere & Co	7,050,959
5,852		Donaldson Co, Inc	164,909
57,248		Dover Corp	3,346,146
165,051		Eaton Corp	8,336,726
74,183		Emerson Electric Co	3,410,934
24,707		Flowserve Corp	954,678
51,855		Fluor Corp	2,327,771
36,040		Fortune Brands Home & Security, Inc	1,751,184
15,933	e	GATX Corp	652,934
71,956		General Dynamics Corp	9,625,554
3,330,896		General Electric Co	96,929,074
17,941		Hubbell, Inc	1,622,405
2,808		IDEX Corp	203,608
87,408		Ingersoll-Rand plc	4,498,890
32,644		ITT Corp	1,059,298
43,974	*	Jacobs Engineering Group, Inc	1,725,100
33,683	e	Joy Global, Inc	335,820
51,095		KBR, Inc	728,615
27,840		Kennametal, Inc	492,768
29,393		L-3 Communications Holdings, Inc	3,434,278
2,692		Lincoln Electric Holdings, Inc	143,322
27,193		Lockheed Martin Corp	5,737,723
48,094	e	Manitowoc Co, Inc	757,000
11,887		MSC Industrial Direct Co (Class A)	770,396
45,164		Northrop Grumman Corp	8,358,050
36,334	*,e	NOW, Inc	492,689
21,170		Orbital ATK, Inc	1,910,169
27,461		Oshkosh Truck Corp	904,291
41,433		Owens Corning, Inc	1,913,790
12,711		Paccar, Inc	623,729
27,156		Parker Hannifin Corp	2,638,477
64,008		Pentair plc	3,016,057
209

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,699		Precision Castparts Corp	$9,327,280
43,675	*	Quanta Services, Inc	816,722
108,402		Raytheon Co	13,901,472
15,544		Regal-Beloit Corp	873,728
22,169		Roper Industries, Inc	3,894,428
3,778	*	Spirit Aerosystems Holdings, Inc (Class A)	160,187
17,433		SPX Corp	162,127
14,493	*	SPX FLOW, Inc	345,513
49,659		Stanley Works	4,684,830
37,126		Terex Corp	831,622
75,315		Textron, Inc	2,577,279
27,750		Timken Co	736,763
55,006		Trinity Industries, Inc	1,178,229
16,604		Triumph Group, Inc	423,402
286,826		United Technologies Corp	25,151,772
8,001		Valmont Industries, Inc	852,827
14,954	*,e	WESCO International, Inc	603,843
65,195		Xylem, Inc	2,343,760
		TOTAL CAPITAL GOODS	282,187,166

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
61,033	e	ADT Corp	1,805,356
6,848	*	Clean Harbors, Inc	303,435
9,045		Dun & Bradstreet Corp	890,209
3,707	*	IHS, Inc (Class A)	387,826
32,777		KAR Auction Services, Inc	1,095,407
26,050		Manpower, Inc	1,988,918
41,075		Nielsen NV	1,978,172
45,497		Pitney Bowes, Inc	890,831
33,392		R.R. Donnelley & Sons Co	466,486
85,607		Republic Services, Inc	3,741,026
2,500	*	TransUnion	61,850
19,372		Tyco International plc	666,203
43,942		Waste Connections, Inc	2,635,202
148,903		Waste Management, Inc	7,884,414
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,795,335

CONSUMER DURABLES & APPAREL - 0.8%
8,122		Brunswick Corp	323,662
84,174		Coach, Inc	3,118,647
66,936		DR Horton, Inc	1,841,409
2,418	*,e	Fossil Group, Inc	78,827
42,814	*,e	Garmin Ltd	1,506,196
7,324		Hasbro, Inc	544,027
2,443		Lennar Corp (B Shares)	84,650
36,459	e	Lennar Corp (Class A)	1,536,747
118,781	e	Mattel, Inc	3,277,168
6,441	*	Mohawk Industries, Inc	1,071,847
46,399		Newell Rubbermaid, Inc	1,799,353
29,282		Phillips-Van Heusen Corp	2,148,713
129,162		Pulte Homes, Inc	2,164,755
19,843		Ralph Lauren Corp	2,232,337
210

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,832	*	Toll Brothers, Inc	$1,100,160
841	e	Tupperware Corp	39,047
19,419	*	Vista Outdoor, Inc	936,190
25,512		Whirlpool Corp	3,428,558
		TOTAL CONSUMER DURABLES & APPAREL	27,232,293

CONSUMER SERVICES - 0.6%
5,755		ARAMARK Holdings Corp	183,872
150,071		Carnival Corp	7,222,917
35,442		Darden Restaurants, Inc	2,234,973
1,236		Graham Holdings Co	599,077
6,547		H&R Block, Inc	222,925
12,924	*,e	Hyatt Hotels Corp	499,900
10,893		International Game Technology plc	157,622
146,383	*	MGM Resorts International	2,939,371
4,003	*	Norwegian Cruise Line Holdings Ltd	181,616
60,925		Royal Caribbean Cruises Ltd	4,993,413
72,217		Wendy’s	738,780
3,184	e	Wynn Resorts Ltd	214,411
		TOTAL CONSUMER SERVICES	20,188,877

DIVERSIFIED FINANCIALS - 5.3%
158,980	*	Ally Financial, Inc	2,519,833
247,446		American Express Co	13,238,361
11,051		Ameriprise Financial, Inc	1,001,773
354,493		Bank of New York Mellon Corp	12,839,737
30,133		BlackRock, Inc	9,469,597
192,311		Capital One Financial Corp	12,619,448
118,601		Charles Schwab Corp	3,027,884
113,583		CME Group, Inc	10,205,433
155,327		Discover Financial Services	7,112,423
102,427	*	E*TRADE Financial Corp	2,413,180
136,150		Franklin Resources, Inc	4,718,959
152,936		Goldman Sachs Group, Inc	24,708,340
18,134		Interactive Brokers Group, Inc (Class A)	585,184
26,603		IntercontinentalExchange Group, Inc	7,017,871
132,377		Invesco Ltd	3,962,044
157,000	e	iShares Russell 1000 Value Index Fund	14,552,330
24,307		Legg Mason, Inc	744,280
99,753		Leucadia National Corp	1,651,910
543,562		Morgan Stanley	14,067,385
40,631		NASDAQ OMX Group, Inc	2,519,122
131,924		Navient Corp	1,261,193
83,003		Northern Trust Corp	5,152,826
18,298	*	OneMain Holdings, Inc	483,616
45,893		Raymond James Financial, Inc	2,010,572
29,449		Santander Consumer USA Holdings, Inc	307,742
16,833	*	SLM Corp	107,731
145,477		State Street Corp	8,107,433
295,372	*	Synchrony Financial	8,394,472
14,479		TD Ameritrade Holding Corp	399,331
77,151		Voya Financial, Inc	2,359,278
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,335		Waddell & Reed Financial, Inc (Class A)	$64,072
		TOTAL DIVERSIFIED FINANCIALS	177,623,360

ENERGY - 12.5%
180,006		Anadarko Petroleum Corp	7,036,434
25,233	*,e	Antero Resources Corp	685,581
133,116		Apache Corp	5,662,755
154,009		Baker Hughes, Inc	6,700,932
117,067		California Resources Corp	167,406
67,625	*	Cameron International Corp	4,440,257
83,814	*	Cheniere Energy, Inc	2,518,611
208,634	e	Chesapeake Energy Corp	707,269
666,010		Chevron Corp	57,589,885
33,416		Cimarex Energy Co	3,107,688
134,344	*	Cobalt International Energy, Inc	509,164
140,473		Columbia Pipeline Group, Inc	2,605,774
45,582	*	Concho Resources, Inc	4,336,216
435,946		ConocoPhillips	17,036,770
82,099	e	Consol Energy, Inc	651,866
21,296	*,e	Continental Resources, Inc	449,559
3,587	e	CVR Energy, Inc	125,617
132,045	e	Denbury Resources, Inc	205,990
146,155	*	Devon Energy Corp	4,077,724
22,018	e	Diamond Offshore Drilling, Inc	409,315
25,201	*	Diamondback Energy, Inc	1,903,935
13,981	*	Dril-Quip, Inc	819,846
27,494		Energen Corp	969,713
83,221		Ensco plc	813,901
177,557		EOG Resources, Inc	12,610,098
14,070	*,e	EP Energy Corp	52,622
53,985		EQT Corp	3,333,034
1,480,926		Exxon Mobil Corp	115,290,089
28,297	*	FMC Technologies, Inc	711,669
13,017		Frank’s International NV	190,439
32,646	e	Golar LNG Ltd	607,868
38,683	*	Gulfport Energy Corp	1,143,083
301,348		Halliburton Co	9,579,853
34,194	e	Helmerich & Payne, Inc	1,737,055
88,921		Hess Corp	3,779,142
56,101		HollyFrontier Corp	1,961,852
633,355		Kinder Morgan, Inc	10,418,690
59,620	*	Kosmos Energy LLC	272,463
44,376	*,e	Laredo Petroleum Holdings, Inc	344,358
239,244		Marathon Oil Corp	2,327,844
178,135		Marathon Petroleum Corp	7,444,262
63,783	e	Murphy Oil Corp	1,250,785
118,144		Nabors Industries Ltd	869,540
136,684		National Oilwell Varco, Inc	4,447,697
57,449	*	Newfield Exploration Co	1,670,042
86,341	e	Noble Corp plc	672,596
151,478		Noble Energy, Inc	4,903,343
271,534		Occidental Petroleum Corp	18,689,685
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,606		Oceaneering International, Inc	$968,313
40,990		Oneok, Inc	1,021,061
51,279		Patterson-UTI Energy, Inc	737,392
34,625		PBF Energy, Inc	1,211,529
191,832		Phillips 66	15,375,335
57,034		Pioneer Natural Resources Co	7,069,364
63,585		Questar Market Resources, Inc	815,160
55,934	e	Range Resources Corp	1,653,409
26,684	*,e	Rice Energy, Inc	311,402
43,804		Rowan Cos plc	554,121
18,653	e	RPC, Inc	232,603
395,044		Schlumberger Ltd	28,549,830
139,550	*,e	Seadrill Ltd	288,868
25,432	e	SM Energy Co	355,539
136,972	*,e	Southwestern Energy Co	1,217,681
236,711		Spectra Energy Corp	6,497,717
52,245		Superior Energy Services	538,646
10,751		Targa Resources Investments, Inc	241,575
12,514	e	Teekay Corp	85,721
41,983		Tesoro Corp	3,663,017
170,674		Valero Energy Corp	11,583,644
275,258	*	Weatherford International Ltd	1,855,239
74,105	*	Whiting Petroleum Corp	544,672
20,707		World Fuel Services Corp	806,538
85,559	*	WPX Energy, Inc	463,730
		TOTAL ENERGY	414,482,423

FOOD & STAPLES RETAILING - 2.0%
28,851		CVS Health Corp	2,786,718
144,631	*	Rite Aid Corp	1,126,676
145,397		Sysco Corp	5,788,255
258,586		Walgreens Boots Alliance, Inc	20,614,476
560,287		Wal-Mart Stores, Inc	37,180,645
10,414		Whole Foods Market, Inc	305,234
		TOTAL FOOD & STAPLES RETAILING	67,802,004

FOOD, BEVERAGE & TOBACCO - 2.7%
41,365		Altria Group, Inc	2,527,815
219,188		Archer Daniels Midland Co	7,748,296
5,000	*,e	Blue Buffalo Pet Products, Inc	85,100
893	e	Brown-Forman Corp	94,917
3,186		Brown-Forman Corp (Class B)	311,718
50,751		Bunge Ltd	3,147,069
25,351	e	Campbell Soup Co	1,430,050
129,625		ConAgra Foods, Inc	5,397,585
6,828		Flowers Foods, Inc	140,247
22,119		Ingredion, Inc	2,227,826
42,577		J.M. Smucker Co	5,463,481
9,050		Kellogg Co	664,632
48,365		Molson Coors Brewing Co (Class B)	4,376,065
574,763		Mondelez International, Inc	24,772,285
275,942		Philip Morris International, Inc	24,837,539
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,955	e	Pilgrim’s Pride Corp	$442,602
40,868		Pinnacle Foods, Inc	1,752,829
99,094		Tyson Foods, Inc (Class A)	5,287,656
		TOTAL FOOD, BEVERAGE & TOBACCO	90,707,712

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
527,461		Abbott Laboratories	19,964,399
93,273		Aetna Inc	9,498,922
43,048	*	Allscripts Healthcare Solutions, Inc	593,201
74,538		Anthem, Inc	9,726,464
69,658		Baxter International, Inc	2,549,483
437,914	*	Boston Scientific Corp	7,676,632
50,682	*	Brookdale Senior Living, Inc	825,103
11,611		Cardinal Health, Inc	944,787
41,960	*	Community Health Systems, Inc	901,301
5,473		Cooper Cos, Inc	717,784
44,093	*	DaVita, Inc	2,959,522
36,917		Dentsply International, Inc	2,174,042
37,976	*	Express Scripts Holding Co	2,729,335
104,742	*	HCA Holdings, Inc	7,287,948
22,736	*	Health Net, Inc	1,505,578
1,944		Hill-Rom Holdings, Inc	95,023
3,869		Humana, Inc	629,835
10,413	*	Inverness Medical Innovations, Inc	387,364
23,630	*	Laboratory Corp of America Holdings	2,654,830
14,584	*	LifePoint Hospitals, Inc	1,017,817
505,464		Medtronic plc	38,374,827
14,083		Patterson Cos, Inc	597,964
14,209	*	Pediatrix Medical Group, Inc	986,957
51,048		Quest Diagnostics, Inc	3,352,322
43,681		St. Jude Medical, Inc	2,308,978
59,342		Stryker Corp	5,883,759
14,882		Teleflex, Inc	2,019,339
17,100		UnitedHealth Group, Inc	1,969,236
26,450		Universal Health Services, Inc (Class B)	2,979,328
2,154	*	VCA Antech, Inc	110,436
56,623		Zimmer Holdings, Inc	5,620,399
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	139,042,915

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
149,534	e	Avon Products, Inc	506,920
9,817		Clorox Co	1,266,884
39,706		Colgate-Palmolive Co	2,681,346
21,734		Edgewell Personal Care Co	1,608,533
22,332		Energizer Holdings, Inc	715,517
3,914	*,e	Herbalife Ltd	180,866
26,811		Kimberly-Clark Corp	3,443,069
16,033	e	Nu Skin Enterprises, Inc (Class A)	507,445
961,861		Procter & Gamble Co	78,574,425
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	89,485,005
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 8.0%
165,042		ACE Ltd	$18,661,299
152,333		Aflac, Inc	8,829,221
5,649	*	Alleghany Corp	2,699,770
33,893		Allied World Assurance Co Holdings Ltd	1,240,145
135,962		Allstate Corp	8,239,297
24,908		American Financial Group, Inc	1,767,970
438,300		American International Group, Inc	24,755,184
2,772		American National Insurance Co	269,383
13,566		Amtrust Financial Services, Inc	775,840
43,848	*	Arch Capital Group Ltd	2,961,932
27,373		Arthur J. Gallagher & Co	1,030,320
21,789		Aspen Insurance Holdings Ltd	1,013,406
23,820		Assurant, Inc	1,936,804
51,023		Assured Guaranty Ltd	1,213,327
35,801		Axis Capital Holdings Ltd	1,930,032
616,526	*	Berkshire Hathaway, Inc (Class B)	80,006,579
41,903		Brown & Brown, Inc	1,267,566
58,563		Cincinnati Financial Corp	3,374,986
10,154		CNA Financial Corp	337,417
21,683		Endurance Specialty Holdings Ltd	1,342,828
15,678		Everest Re Group Ltd	2,805,421
98,460		FNF Group	3,188,135
181,842	*	Genworth Financial, Inc (Class A)	505,521
15,985		Hanover Insurance Group, Inc	1,302,618
147,528		Hartford Financial Services Group, Inc	5,927,675
88,802		Lincoln National Corp	3,504,127
110,940		Loews Corp	4,105,889
4,473	*	Markel Corp	3,759,378
76,548		Marsh & McLennan Cos, Inc	4,082,305
9,972		Mercury General Corp	463,000
329,727		Metlife, Inc	14,722,310
91,830		Old Republic International Corp	1,660,286
16,957		PartnerRe Ltd	2,380,763
104,875		Principal Financial Group	3,985,250
19,499		ProAssurance Corp	977,290
206,100		Progressive Corp	6,440,625
159,442		Prudential Financial, Inc	11,173,695
23,788		Reinsurance Group of America, Inc (Class A)	2,003,663
16,053		RenaissanceRe Holdings Ltd	1,808,371
14,828		Stancorp Financial Group, Inc	1,700,179
45,170		Torchmark Corp	2,454,538
113,251		Travelers Cos, Inc	12,122,387
89,325		UnumProvident Corp	2,558,268
30,021		Validus Holdings Ltd	1,328,129
35,116		W.R. Berkley Corp	1,761,067
2,048		White Mountains Insurance Group Ltd	1,460,408
107,690		XL Capital Ltd	3,904,839
		TOTAL INSURANCE	265,739,443

MATERIALS - 2.4%
13,670		Air Products & Chemicals, Inc	1,732,126
18,439		Airgas, Inc	2,581,460
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,241		Albemarle Corp	$2,065,646
462,640	e	Alcoa, Inc	3,372,646
37,165	e	Allegheny Technologies, Inc	348,608
18,338		Aptargroup, Inc	1,336,840
20,421		Ashland, Inc	1,935,094
2,589		Avery Dennison Corp	157,644
31,475		Bemis Co, Inc	1,506,708
22,218		Cabot Corp	896,274
49,989		Celanese Corp (Series A)	3,182,800
39,076		Chemours Co	153,960
28,254	*	Crown Holdings, Inc	1,296,294
23,612		Domtar Corp	761,487
343,934		Dow Chemical Co	14,445,228
172,566		Du Pont (E.I.) de Nemours & Co	9,104,582
39,173		Eastman Chemical Co	2,397,779
12,575		FMC Corp	449,179
404,792	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,862,043
48,058		Graphic Packaging Holding Co	545,939
28,437		Huntsman Corp	245,411
7,268		International Paper Co	248,638
20,280		Martin Marietta Materials, Inc	2,546,762
123,117		Mosaic Co	2,967,120
187,467		Newmont Mining Corp	3,741,841
112,160		Nucor Corp	4,382,091
53,063	*	Owens-Illinois, Inc	686,635
39,195	*,e	Platform Specialty Products Corp	299,058
17,295		Praxair, Inc	1,729,500
26,650		Reliance Steel & Aluminum Co	1,517,451
21,825		Royal Gold, Inc	650,167
2,002		Scotts Miracle-Gro Co (Class A)	137,497
36,419		Sonoco Products Co	1,438,915
28,428	e	Southern Copper Corp (NY)	736,854
74,795		Steel Dynamics, Inc	1,372,488
47,532		Tahoe Resources, Inc	368,373
53,870	e	United States Steel Corp	377,090
40,238		Vulcan Materials Co	3,548,992
14,130		Westlake Chemical Corp	642,632
83,007		WestRock Co	2,928,487
		TOTAL MATERIALS	80,698,339

MEDIA - 1.2%
1,224		Cable One, Inc	526,308
61,409		Cablevision Systems Corp (Class A)	1,959,561
6,781		Clear Channel Outdoor Holdings, Inc (Class A)	34,244
85,389		Comcast Corp (Class A)	4,757,021
4,317	*,e	Discovery Communications, Inc (Class A)	119,106
8,314	*	Discovery Communications, Inc (Class C)	226,224
25,604	*	DISH Network Corp (Class A)	1,235,905
39,463		Gannett Co, Inc	585,631
16,875		John Wiley & Sons, Inc (Class A)	705,375
9,634	*	Liberty Broadband Corp (Class A)	458,578
23,941	*	Liberty Broadband Corp (Class C)	1,125,227
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

37,502	*	Liberty Media Corp	$1,373,323
71,916	*	Liberty Media Corp (Class C)	2,559,490
134,282		News Corp	1,741,638
45,050	e	News Corp (Class B)	601,417
79,318		TEGNA, Inc	1,904,425
116,827		Thomson Corp	4,369,330
141,329		Time Warner, Inc	9,955,215
27,978		Tribune Co	921,875
134,283		Twenty-First Century Fox, Inc	3,621,613
56,045		Twenty-First Century Fox, Inc (Class B)	1,518,820
		TOTAL MEDIA	40,300,326

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
118,207		Agilent Technologies, Inc	4,450,494
9,039	*	Alkermes plc	289,338
76,175	*	Allergan plc	21,666,455
4,861	*	Alnylam Pharmaceuticals, Inc	335,117
70,693		Baxalta, Inc	2,828,427
7,304	*	Bio-Rad Laboratories, Inc (Class A)	932,064
7,750		Bio-Techne Corp	640,848
51,107	*	Endo International plc	2,834,905
856,280		Johnson & Johnson	89,429,883
25,232	*	Mallinckrodt plc	1,465,727
887,037		Merck & Co, Inc	44,946,165
22,832	*	Mylan NV	1,203,018
33,330		PerkinElmer, Inc	1,610,506
42,118		Perrigo Co plc	6,089,421
2,182,228		Pfizer, Inc	66,536,132
81,409	*	Qiagen NV (NASDAQ)	1,848,798
1,792	*	Quintiles Transnational Holdings, Inc	109,007
93,256		Thermo Electron Corp	12,315,387
5,944	*	VWR Corp	145,390
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	259,677,082

REAL ESTATE - 4.9%
25,297		Alexandria Real Estate Equities, Inc	2,003,016
39,872		American Campus Communities, Inc	1,682,598
124,906		American Capital Agency Corp	2,132,145
59,629		American Homes 4 Rent	893,839
332,930		Annaly Capital Management, Inc	3,162,835
56,226		Apartment Investment & Management Co (Class A)	2,201,248
63,230		Apple Hospitality REIT, Inc	1,156,477
47,034		AvalonBay Communities, Inc	8,065,861
4,952		Boston Properties, Inc	575,472
66,309		Brandywine Realty Trust	850,744
61,064		Brixmor Property Group, Inc	1,625,524
30,947		Camden Property Trust	2,361,256
29,151		Care Capital Properties, Inc	872,781
56,005		CBL & Associates Properties, Inc	602,054
67,939		Chimera Investment Corp	841,764
38,132		Columbia Property Trust, Inc	849,200
42,398		Communications Sales & Leasing, Inc	814,466
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

34,261		Corporate Office Properties Trust	$764,020
41,094		Corrections Corp of America	1,183,918
109,293		DDR Corp	1,870,003
22,072		Digital Realty Trust, Inc	1,767,526
52,715		Douglas Emmett, Inc	1,559,310
121,061		Duke Realty Corp	2,436,958
20,971		Empire State Realty Trust, Inc	347,070
47,049	*	Equity Commonwealth	1,265,148
129,418		Equity Residential	9,976,834
23,280		Essex Property Trust, Inc	4,961,201
79,040	*	Forest City Realty Trust, Inc	1,557,088
12,176		Four Corners Property Trust, Inc	205,774
26,773		Gaming and Leisure Properties, Inc	698,240
203,047		General Growth Properties, Inc	5,693,438
162,221		HCP, Inc	5,830,223
39,863		Healthcare Trust of America, Inc	1,117,759
53,475		Hospitality Properties Trust	1,261,475
266,107		Host Marriott Corp	3,685,582
8,660	*	Howard Hughes Corp	822,960
46,183		Iron Mountain, Inc	1,271,880
4,467		Jones Lang LaSalle, Inc	628,596
31,559		Kilroy Realty Corp	1,763,201
145,176		Kimco Realty Corp	3,947,335
53,409		Liberty Property Trust	1,565,952
55,616		Macerich Co	4,336,380
130,646		MFA Mortgage Investments, Inc	829,602
26,778		Mid-America Apartment Communities, Inc	2,512,312
46,995		National Retail Properties, Inc	2,017,965
21,662		NorthStar Realty Europe Corp	204,489
64,348		NorthStar Realty Finance Corp	763,811
46,211		Omega Healthcare Investors, Inc	1,465,351
49,332		Outfront Media, Inc	1,072,971
62,197		Paramount Group, Inc	1,020,031
51,030		Piedmont Office Realty Trust, Inc	944,565
36,207		Plum Creek Timber Co, Inc	1,466,746
12,687		Post Properties, Inc	726,838
184,337		Prologis, Inc	7,275,781
4,594		Public Storage, Inc	1,164,855
44,750		Rayonier, Inc	943,777
33,800	*	Realogy Holdings Corp	1,108,640
87,804		Realty Income Corp	4,898,585
33,596		Regency Centers Corp	2,432,014
83,363		Retail Properties of America, Inc	1,292,960
83,889		Senior Housing Properties Trust	1,214,713
35,635		SL Green Realty Corp	3,442,697
158,380		Spirit Realty Capital, Inc	1,659,822
83,409		Starwood Property Trust, Inc	1,588,107
14,117		Taubman Centers, Inc	1,002,872
132,641		Two Harbors Investment Corp	1,008,072
91,138		UDR, Inc	3,243,601
116,311		Ventas, Inc	6,434,325
324,428		VEREIT, Inc	2,501,340
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

66,968		Vornado Realty Trust	$5,923,989
43,997		Weingarten Realty Investors	1,535,055
67,699		Welltower, Inc	4,212,232
166,256		Weyerhaeuser Co	4,257,816
36,495		WP Carey, Inc	2,125,834
64,938		WP GLIMCHER, Inc	589,637
		TOTAL REAL ESTATE	164,090,556

RETAILING - 1.1%
19,400		Aaron’s, Inc	443,872
107,227		Best Buy Co, Inc	2,994,850
16,071	*,e	Cabela’s, Inc	676,107
5,270		CST Brands, Inc	204,160
10,118		Dick’s Sporting Goods, Inc	395,411
6,710	e	Dillard’s, Inc (Class A)	472,451
24,063		DSW, Inc (Class A)	577,753
4,848		Expedia, Inc	489,842
6,630		Foot Locker, Inc	447,923
37,623	e	GameStop Corp (Class A)	986,099
4,215		Genuine Parts Co	363,207
107,679	*,e	JC Penney Co, Inc	781,749
67,759		Kohl’s Corp	3,371,010
97,351	*	Liberty Interactive Corp	2,536,967
31,898		Macy’s, Inc	1,288,998
15,381	*	Murphy USA, Inc	889,791
162,141	*	Office Depot, Inc	835,026
10,176		Penske Auto Group, Inc	319,221
4,608	*,e	Sears Holdings Corp	78,106
226,424		Staples, Inc	2,019,702
207,468		Target Corp	15,024,832
9,976		Tiffany & Co	636,868
		TOTAL RETAILING	35,833,945

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
10,043		Analog Devices, Inc	540,916
168,098		Applied Materials, Inc	2,966,930
181,473		Broadcom Corp (Class A)	9,921,129
35,672	*,e	Cree, Inc	999,886
116,529		Cypress Semiconductor Corp	915,918
26,898	*	First Solar, Inc	1,846,817
1,563,484		Intel Corp	48,499,274
15,919		Lam Research Corp	1,142,825
159,280		Marvell Technology Group Ltd	1,409,628
64,945		Maxim Integrated Products, Inc	2,169,163
354,808	*	Micron Technology, Inc	3,913,532
190,634		Nvidia Corp	5,583,670
11,136	*	ON Semiconductor Corp	95,324
18,644	*,e	SunPower Corp	474,303
75,337		Teradyne, Inc	1,463,798
70,959		Xilinx, Inc	3,567,109
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	85,510,222

219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 4.6%
178,356		Activision Blizzard, Inc	$6,210,356
55,065		Amdocs Ltd	3,014,258
26,098	*	Ansys, Inc	2,301,583
20,541	*	Autodesk, Inc	961,730
33,082		Automatic Data Processing, Inc	2,748,783
858	*,e	Black Knight Financial Services, Inc	25,886
2,534		Booz Allen Hamilton Holding Co	71,687
106,632		CA, Inc	3,063,537
48,348		Computer Sciences Corp	1,550,520
48,732		CSRA, Inc	1,305,043
2,911		DST Systems, Inc	306,848
56,623		Fidelity National Information Services, Inc	3,382,092
17,334	*	First American Corp	618,824
14,452	*	First Data Corp	193,223
143,464		International Business Machines Corp	17,902,873
21,438		Leidos Holdings, Inc	988,721
3,195	*,e	Match Group, Inc	40,097
1,241,328		Microsoft Corp	68,384,760
88,417	*	Nuance Communications, Inc	1,558,792
450,053		Oracle Corp	16,341,424
15,409		Paychex, Inc	737,475
3,582	*,e	Square, Inc	31,414
2,985		SS&C Technologies Holdings, Inc	191,906
242,890		Symantec Corp	4,818,938
51,105	*	Synopsys, Inc	2,192,404
12,846	*	Teradata Corp	312,672
357,556		Xerox Corp	3,486,171
332,305	*	Yahoo!, Inc	9,806,320
7,014	*,e	Zillow Group, Inc	151,993
12,614	*,e	Zillow Group, Inc (Class C)	258,587
267,816	*	Zynga, Inc	658,827
		TOTAL SOFTWARE & SERVICES	153,617,744

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
24,942	*,e	3D Systems Corp	199,785
39,772	*	ARRIS International plc	1,012,993
34,377	*	Arrow Electronics, Inc	1,773,853
48,724		Avnet, Inc	1,945,062
146,054		Brocade Communications Systems, Inc	1,165,511
1,799,280		Cisco Systems, Inc	42,804,871
20,732	*	CommScope Holding Co, Inc	464,812
415,334		Corning, Inc	7,729,366
17,775		Dolby Laboratories, Inc (Class A)	640,078
15,557	*	EchoStar Corp (Class A)	546,517
629,387		EMC Corp	15,589,916
5,192	*,e	Fitbit, Inc	86,187
18,719		Flir Systems, Inc	547,344
36,101		Harris Corp	3,139,704
643,885		Hewlett Packard Enterprise Co	8,859,858
641,113		HP, Inc	6,225,207
52,606		Ingram Micro, Inc (Class A)	1,483,489
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

55,320		Jabil Circuit, Inc	$1,101,421
114,814		Juniper Networks, Inc	2,709,610
10,309	*	Keysight Technologies, Inc	241,231
21,525		Lexmark International, Inc (Class A)	607,220
16,472	*	Lumentum Holdings, Inc	324,993
31,139		National Instruments Corp	887,462
46,913	*	NCR Corp	1,001,123
72,184		NetApp, Inc	1,582,995
450,970		Qualcomm, Inc	20,446,980
73,443		SanDisk Corp	5,192,420
85,866	*	Trimble Navigation Ltd	1,656,355
81,009	*	Viavi Solutions, Inc	405,045
79,107		Western Digital Corp	3,795,554
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	134,166,962

TELECOMMUNICATION SERVICES - 2.7%
1,841,081		AT&T, Inc	66,389,381
200,522		CenturyTel, Inc	5,097,269
411,028		Frontier Communications Corp	1,870,177
90,031	*	Level 3 Communications, Inc	4,394,413
23,299	*	SBA Communications Corp (Class A)	2,313,125
260,747	*,e	Sprint Corp	787,456
33,502		Telephone & Data Systems, Inc	776,911
96,979	*	T-Mobile US, Inc	3,893,707
4,853	*	US Cellular Corp	182,667
104,434		Verizon Communications, Inc	5,218,567
6,793	*	Zayo Group Holdings, Inc	169,961
		TOTAL TELECOMMUNICATION SERVICES	91,093,634

TRANSPORTATION - 1.0%
1,307		Amerco, Inc	479,212
11,727	e	Copa Holdings S.A. (Class A)	552,342
259,724		CSX Corp	5,978,846
64,408		FedEx Corp	8,558,535
11,887	*	Genesee & Wyoming, Inc (Class A)	589,357
68,959	*	JetBlue Airways Corp	1,469,516
39,160		Kansas City Southern Industries, Inc	2,775,661
19,513	*	Kirby Corp	988,333
24,304		Macquarie Infrastructure Co LLC	1,629,826
107,701		Norfolk Southern Corp	7,592,921
18,463		Ryder System, Inc	981,678
		TOTAL TRANSPORTATION	31,596,227

UTILITIES - 6.8%
239,666		AES Corp	2,276,827
42,125		AGL Resources, Inc	2,677,465
39,534		Alliant Energy Corp	2,583,151
85,952		Ameren Corp	3,860,964
173,956		American Electric Power Co, Inc	10,606,097
63,971		American Water Works Co, Inc	4,152,358
62,324		Aqua America, Inc	1,965,076
36,038		Atmos Energy Corp	2,494,550
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

20,250	*	Avangrid, Inc			$778,612
114,684	*	Calpine Corp			1,755,812
152,624		Centerpoint Energy, Inc			2,727,391
98,686		CMS Energy Corp			3,836,912
103,619		Consolidated Edison, Inc			7,190,122
199,788		Dominion Resources, Inc			14,418,700
63,190		DTE Energy Co			5,371,782
245,263		Duke Energy Corp			18,468,304
115,585		Edison International			7,143,153
63,714		Entergy Corp			4,496,934
112,676		Eversource Energy			6,061,969
327,003		Exelon Corp			9,669,479
150,317		FirstEnergy Corp			4,969,480
53,934		Great Plains Energy, Inc			1,503,680
37,892	*	Hawaiian Electric Industries, Inc			1,133,729
34,383		ITC Holdings Corp			1,371,882
70,644		MDU Resources Group, Inc			1,192,471
29,535		National Fuel Gas Co			1,338,821
157,568		NextEra Energy, Inc			17,601,922
113,883		NiSource, Inc			2,392,682
112,959		NRG Energy, Inc			1,201,884
69,714		OGE Energy Corp			1,828,598
89,678		Pepco Holdings, Inc			2,392,609
170,374		PG&E Corp			9,355,236
38,768		Pinnacle West Capital Corp			2,570,706
237,647		PPL Corp			8,331,904
179,388		Public Service Enterprise Group, Inc			7,408,724
63,228		Questar Corp			1,289,219
50,588		SCANA Corp			3,184,515
87,992		Sempra Energy			8,337,242
322,010		Southern Co			15,752,729
82,653		TECO Energy, Inc			2,241,549
20,327	e	TerraForm Power, Inc			201,441
61,576		UGI Corp			2,093,584
28,826		Vectren Corp			1,206,080
110,949		WEC Energy Group, Inc			6,127,713
49,579		Westar Energy, Inc			2,159,661
179,959		Xcel Energy, Inc			6,878,033
		TOTAL UTILITIES			226,601,752

		TOTAL COMMON STOCKS			3,314,316,735
		(Cost $3,333,015,186)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.6%
$20,000,000		Federal Home Loan Bank (FHLB)	0.197%	02/02/16	19,999,860
		TOTAL GOVERNMENT AGENCY DEBT			19,999,860
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
47,668,874	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$47,668,874
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	47,668,874
		TOTAL SHORT-TERM INVESTMENTS	67,668,734
		(Cost $67,668,764)

		TOTAL INVESTMENTS - 101.6%	3,381,985,469
		(Cost $3,400,683,950)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(54,822,365)
		NET ASSETS - 100.0%	$3,327,163,104

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,170,291.
223

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.9%
36,669		BorgWarner, Inc	$1,076,602
45,319		Delphi Automotive plc	2,943,016
636,168		Ford Motor Co	7,595,846
231,048		General Motors Co	6,848,263
44,035		Goodyear Tire & Rubber Co	1,251,034
32,003		Harley-Davidson, Inc	1,280,120
104,743		Johnson Controls, Inc	3,757,131
		TOTAL AUTOMOBILES & COMPONENTS	24,752,012

BANKS - 5.6%
1,689,559		Bank of America Corp	23,890,364
122,793		BB&T Corp	4,010,419
486,191		Citigroup, Inc	20,702,013
86,000		Citizens Financial Group, Inc	1,827,500
33,001		Comerica, Inc	1,131,934
127,369		Fifth Third Bancorp	2,012,430
133,285		Huntington Bancshares, Inc	1,143,585
600,829		JPMorgan Chase & Co	35,749,325
147,768		Keycorp	1,649,091
26,381		M&T Bank Corp	2,906,659
51,004	e	People’s United Financial, Inc	732,928
82,970		PNC Financial Services Group, Inc	7,189,351
206,303		Regions Financial Corp	1,675,180
78,918		SunTrust Banks, Inc	2,886,821
265,635		US Bancorp	10,641,338
762,239		Wells Fargo & Co	38,287,265
40,702		Zions Bancorporation	923,121
		TOTAL BANKS	157,359,324

CAPITAL GOODS - 7.2%
101,651		3M Co	15,349,301
15,209		Allegion plc	921,057
38,647		Ametek, Inc	1,818,341
103,237		Boeing Co	12,401,861
95,273		Caterpillar, Inc	5,929,792
26,384		Cummins, Inc	2,371,658
96,731		Danaher Corp	8,381,741
49,967	e	Deere & Co	3,847,959
24,279		Dover Corp	1,419,108
74,624		Eaton Corp	3,769,258
105,089		Emerson Electric Co	4,831,992
47,479	e	Fastenal Co	1,925,748
21,029		Flowserve Corp	812,561

224

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

23,191		Fluor Corp	$1,041,044
47,730		General Dynamics Corp	6,384,842
1,546,604		General Electric Co	45,006,176
125,171		Honeywell International, Inc	12,917,647
52,394		Illinois Tool Works, Inc	4,719,128
41,717		Ingersoll-Rand plc	2,147,174
19,189	*	Jacobs Engineering Group, Inc	752,785
12,692		L-3 Communications Holdings, Inc	1,482,933
43,009		Lockheed Martin Corp	9,074,899
54,918		Masco Corp	1,449,286
29,394		Northrop Grumman Corp	5,439,654
57,873		Paccar, Inc	2,839,828
21,509		Parker Hannifin Corp	2,089,814
29,284		Pentair plc	1,379,862
23,209		Precision Castparts Corp	5,452,955
27,271	*	Quanta Services, Inc	509,968
48,842		Raytheon Co	6,263,498
21,058		Rockwell Automation, Inc	2,012,513
21,422		Rockwell Collins, Inc	1,732,611
16,191		Roper Industries, Inc	2,844,273
10,199		Snap-On, Inc	1,647,750
23,732		Stanley Works	2,238,877
44,470		Textron, Inc	1,521,763
15,118	*	United Rentals, Inc	724,303
136,587		United Technologies Corp	11,977,314
9,754	e	W.W. Grainger, Inc	1,918,514
30,505		Xylem, Inc	1,096,655
		TOTAL CAPITAL GOODS	200,446,443

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
27,105	e	ADT Corp	801,766
14,170		Cintas Corp	1,217,486
7,899		Dun & Bradstreet Corp	777,420
18,643		Equifax, Inc	1,972,429
57,712		Nielsen NV	2,779,410
32,047		Pitney Bowes, Inc	627,480
37,379		Republic Services, Inc	1,633,462
24,277		Robert Half International, Inc	1,062,604
15,119	*	Stericycle, Inc	1,819,572
69,403		Tyco International plc	2,386,769
24,730	*	Verisk Analytics, Inc	1,805,290
67,510		Waste Management, Inc	3,574,655
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,458,343

CONSUMER DURABLES & APPAREL - 1.5%
46,337		Coach, Inc	1,716,786
54,031		DR Horton, Inc	1,486,393
19,660	*,e	Garmin Ltd	691,639
63,272		Hanesbrands, Inc	1,934,225
11,540		Harman International Industries, Inc	858,460
17,696		Hasbro, Inc	1,314,459
21,206		Leggett & Platt, Inc	880,261
225

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

28,702	e	Lennar Corp (Class A)	$1,209,789
55,880		Mattel, Inc	1,541,729
30,023	*	Michael Kors Holdings Ltd	1,197,917
10,270	*	Mohawk Industries, Inc	1,709,031
42,769		Newell Rubbermaid, Inc	1,658,582
220,553		Nike, Inc (Class B)	13,676,492
13,437		Phillips-Van Heusen Corp	986,007
52,580		Pulte Homes, Inc	881,241
9,624		Ralph Lauren Corp	1,082,700
29,040	*,e	Under Armour, Inc (Class A)	2,480,887
55,788		VF Corp	3,492,329
12,633		Whirlpool Corp	1,697,749
		TOTAL CONSUMER DURABLES & APPAREL	40,496,676

CONSUMER SERVICES - 2.0%
74,746		Carnival Corp	3,597,525
5,071	*	Chipotle Mexican Grill, Inc (Class A)	2,297,011
18,846		Darden Restaurants, Inc	1,188,429
38,376		H&R Block, Inc	1,306,703
31,906	e	Marriott International, Inc (Class A)	1,955,200
148,933		McDonald’s Corp	18,434,927
27,618		Royal Caribbean Cruises Ltd	2,263,571
244,072		Starbucks Corp	14,832,255
27,700		Starwood Hotels & Resorts Worldwide, Inc	1,724,048
18,104		Wyndham Worldwide Corp	1,174,949
13,226	e	Wynn Resorts Ltd	890,639
69,978		Yum! Brands, Inc	5,064,308
		TOTAL CONSUMER SERVICES	54,729,565

DIVERSIFIED FINANCIALS - 3.3%
8,522	*	Affiliated Managers Group, Inc	1,143,567
139,552		American Express Co	7,466,032
27,743		Ameriprise Financial, Inc	2,514,903
173,607		Bank of New York Mellon Corp	6,288,046
20,596		BlackRock, Inc	6,472,499
86,610		Capital One Financial Corp	5,683,348
195,252		Charles Schwab Corp	4,984,784
57,247		CME Group, Inc	5,143,643
69,410		Discover Financial Services	3,178,284
48,190	*	E*TRADE Financial Corp	1,135,356
65,632		Franklin Resources, Inc	2,274,805
64,542		Goldman Sachs Group, Inc	10,427,406
20,036		IntercontinentalExchange Group, Inc	5,285,497
67,432		Invesco Ltd	2,018,240
17,866		Legg Mason, Inc	547,057
52,100		Leucadia National Corp	862,776
44,222		McGraw-Hill Financial, Inc	3,759,754
28,101		Moody’s Corp	2,504,923
245,560		Morgan Stanley	6,355,093
18,318		NASDAQ OMX Group, Inc	1,135,716
59,591		Navient Corp	569,690
38,267		Northern Trust Corp	2,375,615
226

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

2,100		SPDR Trust Series 1	$407,127
64,137		State Street Corp	3,574,355
135,707	*	Synchrony Financial	3,856,793
41,477		T Rowe Price Group, Inc	2,942,793
		TOTAL DIVERSIFIED FINANCIALS	92,908,102

ENERGY - 6.6%
82,261		Anadarko Petroleum Corp	3,215,582
61,314		Apache Corp	2,608,298
70,858		Baker Hughes, Inc	3,083,032
67,540		Cabot Oil & Gas Corp	1,401,455
31,025	*	Cameron International Corp	2,037,101
85,640	e	Chesapeake Energy Corp	290,320
306,989		Chevron Corp	26,545,339
15,844		Cimarex Energy Co	1,473,492
63,173		Columbia Pipeline Group, Inc	1,171,859
200,842		ConocoPhillips	7,848,905
37,864	e	Consol Energy, Inc	300,640
65,845	*	Devon Energy Corp	1,837,075
11,255	e	Diamond Offshore Drilling, Inc	209,230
41,407		Ensco plc	404,960
88,785		EOG Resources, Inc	6,305,511
24,758		EQT Corp	1,528,559
678,855	d	Exxon Mobil Corp	52,848,862
35,827	*	FMC Technologies, Inc	901,049
139,512		Halliburton Co	4,435,086
17,672	e	Helmerich & Payne, Inc	897,738
38,212		Hess Corp	1,624,010
298,892		Kinder Morgan, Inc	4,916,773
112,575		Marathon Oil Corp	1,095,355
86,649		Marathon Petroleum Corp	3,621,062
27,104	e	Murphy Oil Corp	531,509
61,959		National Oilwell Varco, Inc	2,016,146
27,058	*	Newfield Exploration Co	786,576
68,443		Noble Energy, Inc	2,215,500
123,908		Occidental Petroleum Corp	8,528,588
35,515		Oneok, Inc	884,679
77,835		Phillips 66	6,238,475
26,059		Pioneer Natural Resources Co	3,230,013
27,687	e	Range Resources Corp	818,428
205,097		Schlumberger Ltd	14,822,360
73,624	*,e	Southwestern Energy Co	654,517
109,977		Spectra Energy Corp	3,018,869
19,596		Tesoro Corp	1,709,751
59,295	e	Transocean Ltd (NYSE)	617,854
78,156		Valero Energy Corp	5,304,448
111,459		Williams Cos, Inc	2,151,159
		TOTAL ENERGY	184,130,165

FOOD & STAPLES RETAILING - 2.4%
71,716		Costco Wholesale Corp	10,837,722
179,992		CVS Health Corp	17,385,427
227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

158,232		Kroger Co	$6,140,984
86,366		Sysco Corp	3,438,230
142,351		Walgreens Boots Alliance, Inc	11,348,222
257,629		Wal-Mart Stores, Inc	17,096,260
55,492		Whole Foods Market, Inc	1,626,471
		TOTAL FOOD & STAPLES RETAILING	67,873,316

FOOD, BEVERAGE & TOBACCO - 6.0%
318,805		Altria Group, Inc	19,482,174
97,198		Archer Daniels Midland Co	3,435,949
16,811		Brown-Forman Corp (Class B)	1,644,788
28,246	e	Campbell Soup Co	1,593,357
638,868		Coca-Cola Co	27,420,215
32,878		Coca-Cola Enterprises, Inc	1,526,197
69,435		ConAgra Foods, Inc	2,891,273
28,168		Constellation Brands, Inc (Class A)	4,295,057
31,051		Dr Pepper Snapple Group, Inc	2,913,826
97,192		General Mills, Inc	5,492,320
23,716		Hershey Co	2,089,617
22,224		Hormel Foods Corp	1,787,032
19,019		J.M. Smucker Co	2,440,518
41,505		Kellogg Co	3,048,127
18,886		Keurig Green Mountain, Inc	1,685,575
98,466		Kraft Heinz Co	7,686,256
18,428		McCormick & Co, Inc	1,621,111
32,229		Mead Johnson Nutrition Co	2,336,280
29,835		Molson Coors Brewing Co (Class B)	2,699,471
259,416		Mondelez International, Inc	11,180,830
24,239	*	Monster Beverage Corp	3,272,992
236,946		PepsiCo, Inc	23,528,738
253,053		Philip Morris International, Inc	22,777,300
135,313		Reynolds American, Inc	6,758,884
48,305		Tyson Foods, Inc (Class A)	2,577,555
		TOTAL FOOD, BEVERAGE & TOBACCO	166,185,442

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
240,586		Abbott Laboratories	9,106,180
56,754		Aetna Inc	5,779,827
33,737		AmerisourceBergen Corp	3,021,486
42,399		Anthem, Inc	5,532,646
12,241		Bard (C.R.), Inc	2,243,408
87,475		Baxter International, Inc	3,201,585
34,394		Becton Dickinson & Co	4,999,856
219,485	*	Boston Scientific Corp	3,847,572
52,825		Cardinal Health, Inc	4,298,370
48,829	*	Cerner Corp	2,832,570
43,288		Cigna Corp	5,783,277
27,070	*	DaVita, Inc	1,816,938
25,357		Dentsply International, Inc	1,493,274
34,702	*	Edwards Lifesciences Corp	2,714,043
109,930	*	Express Scripts Holding Co	7,900,669
51,436	*	HCA Holdings, Inc	3,578,917
228

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

14,637	*	Henry Schein, Inc	$2,216,627
24,079		Humana, Inc	3,919,820
6,400	*	Intuitive Surgical, Inc	3,461,440
16,711	*	Laboratory Corp of America Holdings	1,877,481
37,375		McKesson Corp	6,016,628
227,486		Medtronic plc	17,270,737
16,300		Patterson Cos, Inc	692,098
22,605		Quest Diagnostics, Inc	1,484,470
45,020		St. Jude Medical, Inc	2,379,757
50,418		Stryker Corp	4,998,945
20,854	*	Tenet Healthcare Corp	565,561
154,996		UnitedHealth Group, Inc	17,849,339
14,484		Universal Health Services, Inc (Class B)	1,631,478
16,168	*	Varian Medical Systems, Inc	1,247,038
27,289		Zimmer Holdings, Inc	2,708,706
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	136,470,743

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
21,000		Church & Dwight Co, Inc	1,764,000
20,820		Clorox Co	2,686,821
146,404		Colgate-Palmolive Co	9,886,662
35,650		Estee Lauder Cos (Class A)	3,039,163
58,576		Kimberly-Clark Corp	7,522,330
445,587		Procter & Gamble Co	36,400,002
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	61,298,978

INSURANCE - 4.1%
75,279		ACE Ltd	8,511,797
69,957		Aflac, Inc	4,054,708
62,981		Allstate Corp	3,816,649
201,212		American International Group, Inc	11,364,454
44,783		Aon plc	3,933,291
10,789		Assurant, Inc	877,254
307,157	*	Berkshire Hathaway, Inc (Class B)	39,859,764
27,445		Cincinnati Financial Corp	1,581,655
66,560		Hartford Financial Services Group, Inc	2,674,381
39,125		Lincoln National Corp	1,543,872
50,422		Loews Corp	1,866,118
84,751		Marsh & McLennan Cos, Inc	4,519,771
180,982		Metlife, Inc	8,080,846
44,217		Principal Financial Group	1,680,246
94,925		Progressive Corp	2,966,406
71,560		Prudential Financial, Inc	5,014,925
21,048		Torchmark Corp	1,143,748
48,795		Travelers Cos, Inc	5,223,017
40,741		UnumProvident Corp	1,166,822
21,517		Willis Towers Watson plc	2,463,051
48,870		XL Capital Ltd	1,772,026
		TOTAL INSURANCE	114,114,801

MATERIALS - 2.6%
31,051		Air Products & Chemicals, Inc	3,934,472
229

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

10,723		Airgas, Inc	$1,501,220
213,453	e	Alcoa, Inc	1,556,072
15,387		Avery Dennison Corp	936,914
21,535		Ball Corp	1,439,184
37,831		CF Industries Holdings, Inc	1,134,930
182,801		Dow Chemical Co	7,677,642
142,338		Du Pont (E.I.) de Nemours & Co	7,509,753
24,128		Eastman Chemical Co	1,476,875
42,911		Ecolab, Inc	4,628,810
21,690		FMC Corp	774,767
194,265	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	893,619
13,034		International Flavors & Fragrances, Inc	1,524,457
65,663		International Paper Co	2,246,331
58,588		LyondellBasell Industries AF S.C.A	4,568,106
10,828		Martin Marietta Materials, Inc	1,359,780
71,455		Monsanto Co	6,473,823
54,511		Mosaic Co	1,313,715
89,921		Newmont Mining Corp	1,794,823
51,378		Nucor Corp	2,007,339
38,940	*	Owens-Illinois, Inc	503,884
43,219		PPG Industries, Inc	4,110,991
46,488		Praxair, Inc	4,648,800
32,097		Sealed Air Corp	1,300,891
12,649		Sherwin-Williams Co	3,233,970
21,598		Vulcan Materials Co	1,904,944
41,968		WestRock Co	1,480,631
		TOTAL MATERIALS	71,936,743

MEDIA - 3.1%
36,723		Cablevision Systems Corp (Class A)	1,171,831
70,109		CBS Corp (Class B)	3,330,177
398,495		Comcast Corp (Class A)	22,200,157
23,474	*,e	Discovery Communications, Inc (Class A)	647,648
43,679	*	Discovery Communications, Inc (Class C)	1,188,506
65,260		Interpublic Group of Cos, Inc	1,464,434
61,754		News Corp	800,949
16,576	e	News Corp (Class B)	221,290
40,003		Omnicom Group, Inc	2,934,220
14,950		Scripps Networks Interactive (Class A)	911,502
36,141		TEGNA, Inc	867,745
45,913		Time Warner Cable, Inc	8,356,625
129,728		Time Warner, Inc	9,138,040
190,092		Twenty-First Century Fox, Inc	5,126,781
69,097		Twenty-First Century Fox, Inc (Class B)	1,872,529
56,618		Viacom, Inc (Class B)	2,584,046
250,004		Walt Disney Co	23,955,383
		TOTAL MEDIA	86,771,863

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
266,804		AbbVie, Inc	14,647,539
52,902		Agilent Technologies, Inc	1,991,760
36,496	*	Alexion Pharmaceuticals, Inc	5,325,861
230

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

64,755	*	Allergan plc	$18,418,265
123,982		Amgen, Inc	18,935,771
91,091		Baxalta, Inc	3,644,551
36,628	*	Biogen Idec, Inc	10,001,642
274,972		Bristol-Myers Squibb Co	17,092,259
128,265	*	Celgene Corp	12,867,545
161,109		Eli Lilly & Co	12,743,722
33,491	*	Endo International plc	1,857,746
235,108		Gilead Sciences, Inc	19,513,964
23,829	*	Illumina, Inc	3,763,791
453,348		Johnson & Johnson	47,347,665
18,861	*	Mallinckrodt plc	1,095,636
453,888		Merck & Co, Inc	22,998,505
67,256	*,e	Mylan NV	3,543,719
17,444		PerkinElmer, Inc	842,894
23,579		Perrigo Co plc	3,409,052
1,004,347		Pfizer, Inc	30,622,540
12,605	*	Regeneron Pharmaceuticals, Inc	5,295,234
64,830		Thermo Electron Corp	8,561,450
39,911	*	Vertex Pharmaceuticals, Inc	3,621,923
13,526	*	Waters Corp	1,639,486
73,389		Zoetis Inc	3,159,396
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	272,941,916

REAL ESTATE - 2.9%
69,469		American Tower Corp	6,553,705
28,811		Apartment Investment & Management Co (Class A)	1,127,951
22,241		AvalonBay Communities, Inc	3,814,109
24,114		Boston Properties, Inc	2,802,288
47,144	*	CBRE Group, Inc	1,318,618
56,447		Crown Castle International Corp	4,865,731
10,903		Equinix, Inc	3,386,145
58,606		Equity Residential	4,517,937
10,824		Essex Property Trust, Inc	2,306,703
18,000		Extra Space Storage, Inc	1,632,420
11,500		Federal Realty Investment Trust	1,734,545
93,032		General Growth Properties, Inc	2,608,617
76,753		HCP, Inc	2,758,503
123,310		Host Marriott Corp	1,707,843
38,747		Iron Mountain, Inc	1,067,092
67,110		Kimco Realty Corp	1,824,721
21,158		Macerich Co	1,649,689
28,202		Plum Creek Timber Co, Inc	1,142,463
84,284		Prologis, Inc	3,326,689
24,719		Public Storage, Inc	6,267,750
43,711		Realty Income Corp	2,438,637
50,206		Simon Property Group, Inc	9,352,374
16,882		SL Green Realty Corp	1,630,970
54,016		Ventas, Inc	2,988,165
28,299		Vornado Realty Trust	2,503,330
56,732		Welltower, Inc	3,529,865
83,064		Weyerhaeuser Co	2,127,269
		TOTAL REAL ESTATE	80,984,129
231

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

RETAILING - 5.4%
11,953		Advance Auto Parts, Inc	$1,817,454
62,726	*	Amazon.com, Inc	36,820,162
12,307	*	Autonation, Inc	532,278
4,969	*	AutoZone, Inc	3,813,161
27,553	*	Bed Bath & Beyond, Inc	1,189,463
48,651		Best Buy Co, Inc	1,358,822
32,934	*,e	Carmax, Inc	1,455,024
47,266		Dollar General Corp	3,547,786
38,121	*	Dollar Tree, Inc	3,100,000
20,809		Expedia, Inc	2,102,541
17,193	e	GameStop Corp (Class A)	450,629
38,481	e	Gap, Inc	951,250
23,678		Genuine Parts Co	2,040,333
207,023		Home Depot, Inc	26,035,213
30,685		Kohl’s Corp	1,526,579
41,468		L Brands, Inc	3,987,148
148,710		Lowe’s Companies, Inc	10,656,559
52,544		Macy’s, Inc	2,123,303
69,560	*	NetFlix, Inc	6,388,390
22,866	e	Nordstrom, Inc	1,122,721
15,865	*	O’Reilly Automotive, Inc	4,139,178
8,219	*	Priceline.com, Inc	8,752,988
65,379		Ross Stores, Inc	3,678,223
12,910		Signet Jewelers Ltd	1,497,560
110,855		Staples, Inc	988,827
100,664		Target Corp	7,290,087
17,760		Tiffany & Co	1,133,798
108,435		TJX Companies, Inc	7,724,909
21,275		Tractor Supply Co	1,878,795
18,201	*	TripAdvisor, Inc	1,215,099
14,325	*	Urban Outfitters, Inc	327,756
		TOTAL RETAILING	149,646,036

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
49,665		Analog Devices, Inc	2,674,957
187,716		Applied Materials, Inc	3,313,187
42,582		Avago Technologies Ltd	5,693,639
94,590		Broadcom Corp (Class A)	5,171,235
12,630	*	First Solar, Inc	867,176
763,955		Intel Corp	23,697,884
25,742		Kla-Tencor Corp	1,724,457
25,253		Lam Research Corp	1,812,913
40,978		Linear Technology Corp	1,750,990
33,986	e	Microchip Technology, Inc	1,522,913
176,511	*	Micron Technology, Inc	1,946,916
83,822		Nvidia Corp	2,455,146
23,107	*	Qorvo, Inc	915,037
31,260		Skyworks Solutions, Inc	2,154,439
167,803		Texas Instruments, Inc	8,881,813
232

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

40,914		Xilinx, Inc	$2,056,747
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	66,639,449

SOFTWARE & SERVICES - 12.6%
101,805		Accenture plc	10,744,500
81,928		Activision Blizzard, Inc	2,852,733
80,660	*	Adobe Systems, Inc	7,189,226
28,951	*	Akamai Technologies, Inc	1,320,745
9,893	*	Alliance Data Systems Corp	1,976,522
47,654	*	Alphabet, Inc (Class A)	36,281,373
48,675	*	Alphabet, Inc (Class C)	36,163,091
36,778	*	Autodesk, Inc	1,721,946
76,953		Automatic Data Processing, Inc	6,394,025
57,956		CA, Inc	1,665,076
25,250	*	Citrix Systems, Inc	1,779,115
98,748	*	Cognizant Technology Solutions Corp (Class A)	6,251,736
21,361		CSRA, Inc	572,048
178,948	*	eBay, Inc	4,198,120
50,465	*	Electronic Arts, Inc	3,257,263
370,443	*	Facebook, Inc	41,567,409
44,968		Fidelity National Information Services, Inc	2,685,939
36,861	*	Fiserv, Inc	3,485,576
146,644		International Business Machines Corp	18,299,705
42,954		Intuit, Inc	4,102,536
160,703		Mastercard, Inc (Class A)	14,307,388
1,302,431		Microsoft Corp	71,750,924
518,792		Oracle Corp	18,837,338
53,505		Paychex, Inc	2,560,749
180,531	*	PayPal Holdings, Inc	6,524,390
29,902	*	Red Hat, Inc	2,094,635
103,944	*	Salesforce.com, Inc	7,074,429
110,006		Symantec Corp	2,182,519
21,901	*	Teradata Corp	533,070
26,789		Total System Services, Inc	1,075,846
16,098	*,e	VeriSign, Inc	1,217,009
319,268		Visa, Inc (Class A)	23,782,273
79,834		Western Union Co	1,424,238
154,829		Xerox Corp	1,509,583
141,509	*	Yahoo!, Inc	4,175,931
		TOTAL SOFTWARE & SERVICES	351,559,006

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
50,642		Amphenol Corp (Class A)	2,510,324
911,865		Apple, Inc	88,760,939
825,247		Cisco Systems, Inc	19,632,626
193,639		Corning, Inc	3,603,622
315,223		EMC Corp	7,808,074
11,056	*	F5 Networks, Inc	1,036,832
28,807		Flir Systems, Inc	842,317
20,567		Harris Corp	1,788,712
290,091		Hewlett Packard Enterprise Co	3,991,652
293,331		HP, Inc	2,848,244

233

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

57,881		Juniper Networks, Inc	$1,365,992
29,124		Motorola, Inc	1,944,609
46,926		NetApp, Inc	1,029,087
245,253		Qualcomm, Inc	11,119,771
32,699		SanDisk Corp	2,311,819
48,752	e	Seagate Technology, Inc	1,416,245
62,613		TE Connectivity Ltd	3,578,959
37,754		Western Digital Corp	1,811,437
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	157,401,261

TELECOMMUNICATION SERVICES - 2.7%
1,006,490		AT&T, Inc	36,294,030
87,336		CenturyTel, Inc	2,220,081
185,449	e	Frontier Communications Corp	843,793
47,493	*	Level 3 Communications, Inc	2,318,133
664,129		Verizon Communications, Inc	33,186,526
		TOTAL TELECOMMUNICATION SERVICES	74,862,563

TRANSPORTATION - 2.0%
102,924		American Airlines Group, Inc	4,013,007
23,884		CH Robinson Worldwide, Inc	1,546,967
157,951		CSX Corp	3,636,032
129,245		Delta Air Lines, Inc	5,724,261
30,514		Expeditors International of Washington, Inc	1,376,792
42,677		FedEx Corp	5,670,920
15,272		J.B. Hunt Transport Services, Inc	1,110,274
19,932		Kansas City Southern Industries, Inc	1,412,780
48,097		Norfolk Southern Corp	3,390,838
8,519		Ryder System, Inc	452,955
105,271		Southwest Airlines Co	3,960,295
138,461		Union Pacific Corp	9,969,192
60,809	*	United Continental Holdings, Inc	2,935,859
112,629		United Parcel Service, Inc (Class B)	10,497,023
		TOTAL TRANSPORTATION	55,697,195

UTILITIES - 3.3%
109,036		AES Corp	1,035,842
21,883		AGL Resources, Inc	1,390,884
41,042		Ameren Corp	1,843,607
79,821		American Electric Power Co, Inc	4,866,686
73,145		Centerpoint Energy, Inc	1,307,101
45,386		CMS Energy Corp	1,764,608
48,802		Consolidated Edison, Inc	3,386,371
98,239		Dominion Resources, Inc	7,089,909
27,942		DTE Energy Co	2,375,349
114,641		Duke Energy Corp	8,632,467
53,000		Edison International	3,275,400
28,806		Entergy Corp	2,033,127
52,908		Eversource Energy	2,846,450
149,831		Exelon Corp	4,430,503
67,547		FirstEnergy Corp	2,233,104
74,827		NextEra Energy, Inc	8,358,924

234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

50,769		NiSource, Inc			$1,066,657
54,888		NRG Energy, Inc			584,008
40,304		Pepco Holdings, Inc			1,075,311
78,280		PG&E Corp			4,298,355
17,972		Pinnacle West Capital Corp			1,191,723
108,480		PPL Corp			3,803,309
82,527		Public Service Enterprise Group, Inc			3,408,365
24,012		SCANA Corp			1,511,555
37,221		Sempra Energy			3,526,690
147,664		Southern Co			7,223,723
39,495		TECO Energy, Inc			1,071,104
50,281		WEC Energy Group, Inc			2,777,020
80,088		Xcel Energy, Inc			3,060,963
		TOTAL UTILITIES			91,469,115

		TOTAL COMMON STOCKS			2,781,133,186
		(Cost $2,159,623,090)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.4%
$12,000,000		Federal Home Loan Bank (FHLB)	0.197%	02/02/16	11,999,916
		TOTAL GOVERNMENT AGENCY DEBT			11,999,916

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
29,953,475	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			29,953,475
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			29,953,475
		TOTAL SHORT-TERM INVESTMENTS			41,953,391
		(Cost $41,953,409)

		TOTAL INVESTMENTS - 101.3%			2,823,086,577
		(Cost $2,201,576,499)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(36,303,295)
		NET ASSETS - 100.0%			$2,786,783,282

Abbreviation(s):
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,156,849.

235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.1%
76,485	*	American Axle & Manufacturing Holdings, Inc	$980,538
56,881		Cooper Tire & Rubber Co	2,073,881
13,258	*	Cooper-Standard Holding, Inc	918,249
150,091		Dana Holding Corp	1,784,582
28,546	*,e	Dorman Products, Inc	1,236,042
23,523		Drew Industries, Inc	1,350,220
31,308	*,e	Federal Mogul Corp (Class A)	149,339
17,196	*	Fox Factory Holding Corp	254,329
35,469	*	Gentherm, Inc	1,419,115
17,662	*	Horizon Global Corp	168,672
11,086		Metaldyne Performance Group, Inc	131,369
46,692	*	Modine Manufacturing Co	299,763
17,521	*	Motorcar Parts of America, Inc	602,197
20,057		Standard Motor Products, Inc	748,327
27,332	*	Stoneridge, Inc	309,125
3,092		Strattec Security Corp	148,323
25,375		Superior Industries International, Inc	467,154
57,391	*	Tenneco, Inc	2,192,910
21,226		Tower International, Inc	488,622
26,301	e	Winnebago Industries, Inc	463,160
		TOTAL AUTOMOBILES & COMPONENTS	16,185,917

BANKS - 11.4%
15,930		1st Source Corp	481,405
7,055		Access National Corp	132,704
3,483	*,e	Allegiance Bancshares, Inc	64,610
8,079		American National Bankshares, Inc	201,975
31,415		Ameris Bancorp	908,836
9,067	e	Ames National Corp	226,494
7,255	*	Anchor BanCorp Wisconsin, Inc	309,643
32,924		Apollo Residential Mortgage	357,225
11,333		Arrow Financial Corp	311,884
93,932		Astoria Financial Corp	1,421,191
35,533		Banc of California, Inc	536,548
7,389		Bancfirst Corp	413,341
29,328		Banco Latinoamericano de Exportaciones S.A. (Class E)	683,929
95,093		Bancorpsouth, Inc	1,985,542
53,792		Bank Mutual Corp	423,881
7,266		Bank of Marin Bancorp	392,219
75,696		Bank of the Ozarks, Inc	3,356,361
18,313		BankFinancial Corp	224,700
20,632		Banner Corp	856,228
5,605		Bar Harbor Bankshares	194,493
77,812		BBCN Bancorp, Inc	1,182,742

236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,451	*,e	BBX Capital Corp	$59,688
13,041	*,e	Bear State Financial, Inc	115,413
88,129	*	Beneficial Bancorp, Inc	1,141,270
28,764		Berkshire Hills Bancorp, Inc	799,064
27,313		Blue Hills Bancorp, Inc	401,501
27,909		BNC Bancorp	648,047
64,800	*,e	BofI Holding, Inc	1,111,968
81,040		Boston Private Financial Holdings, Inc	838,764
15,658		Bridge Bancorp, Inc	455,804
69,647		Brookline Bancorp, Inc	777,260
19,588		Bryn Mawr Bank Corp	513,793
7,742	*	BSB Bancorp, Inc	171,098
5,661	*	C1 Financial, Inc	135,298
8,277		Camden National Corp	347,386
21,945		Capital Bank Financial Corp	668,225
10,709		Capital City Bank Group, Inc	151,532
137,764		Capitol Federal Financial	1,690,364
31,588		Cardinal Financial Corp	602,383
31,440	*	Cascade Bancorp	169,776
78,731		Cathay General Bancorp	2,204,468
44,381		Centerstate Banks of Florida, Inc	629,766
22,245		Central Pacific Financial Corp	466,033
3,258		Century Bancorp, Inc	131,949
16,272		Charter Financial Corp	218,696
33,010		Chemical Financial Corp	1,051,699
10,246	e	Citizens & Northern Corp	206,457
16,816	e	City Holding Co	747,639
26,018		Clifton Bancorp, Inc	375,440
13,729		CNB Financial Corp	249,730
35,823		CoBiz, Inc	393,695
57,452		Columbia Banking System, Inc	1,702,303
39,829	e	Community Bank System, Inc	1,499,164
16,974		Community Trust Bancorp, Inc	591,374
10,837	*	CommunityOne Bancorp	142,615
28,969		ConnectOne Bancorp, Inc	481,754
15,934	*	CU Bancorp	364,092
27,401	*	Customers Bancorp, Inc	687,765
104,800		CVB Financial Corp	1,604,488
30,447		Dime Community Bancshares	523,384
29,211	*	Eagle Bancorp, Inc	1,379,928
7,076		Enterprise Bancorp, Inc	167,630
19,421		Enterprise Financial Services Corp	551,362
2,048	*,e	Equity Bancshares, Inc	45,056
54,922	*	Essent Group Ltd	986,948
95,332		EverBank Financial Corp	1,341,321
7,391	*	Farmers Capital Bank Corp	199,483
25,495	*	FCB Financial Holdings, Inc	857,142
10,182		Federal Agricultural Mortgage Corp (Class C)	332,035
16,594		Fidelity Southern Corp	262,185
13,827		Financial Institutions, Inc	379,551
16,902		First Bancorp (NC)	316,912
120,606	*	First Bancorp (Puerto Rico)	313,576

237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,483		First Bancorp, Inc	$200,330
27,035		First Busey Corp	498,255
8,064		First Business Financial Services, Inc	185,149
7,995		First Citizens Bancshares, Inc (Class A)	1,967,250
86,829		First Commonwealth Financial Corp	758,017
15,815		First Community Bancshares, Inc	293,368
16,091		First Connecticut Bancorp	261,801
9,327		First Defiance Financial Corp	363,100
59,479		First Financial Bancorp	951,664
66,480	e	First Financial Bankshares, Inc	1,736,458
13,094		First Financial Corp	432,757
19,038		First Interstate Bancsystem, Inc	513,074
36,366		First Merchants Corp	831,327
76,463		First Midwest Bancorp, Inc	1,332,750
14,845	*	First NBC Bank Holding Co	465,984
12,135		First of Long Island Corp	352,279
163,216		FirstMerit Corp	3,163,126
21,814	*	Flagstar Bancorp, Inc	406,831
29,148		Flushing Financial Corp	641,256
174,170		FNB Corp	2,098,748
11,182		Fox Chase Bancorp, Inc	218,832
6,096	*	Franklin Financial Network, Inc	169,591
172,322		Fulton Financial Corp	2,214,338
15,273		German American Bancorp, Inc	485,987
74,436		Glacier Bancorp, Inc	1,755,945
10,484		Great Southern Bancorp, Inc	415,900
38,241		Great Western Bancorp, Inc	998,855
9,861	*	Green Bancorp, Inc	72,577
14,000		Guaranty Bancorp	220,640
29,360	*,e	Hampton Roads Bankshares, Inc	53,142
76,759		Hancock Holding Co	1,839,146
34,905		Hanmi Financial Corp	757,438
17,387		Heartland Financial USA, Inc	520,741
20,541		Heritage Commerce Corp	201,507
30,598		Heritage Financial Corp	554,130
21,368		Heritage Oaks Bancorp	164,534
75,013	*	Hilltop Holdings, Inc	1,197,958
1,287		Hingham Institution for Savings	158,314
54,587		Home Bancshares, Inc	2,113,063
21,697	*	HomeStreet, Inc	444,355
19,712	*	HomeTrust Bancshares, Inc	364,672
8,976		Horizon Bancorp	230,414
39,203		IBERIABANK Corp	1,875,863
9,588	*,e	Impac Mortgage Holdings, Inc	126,562
25,720		Independent Bank Corp (MA)	1,175,661
21,819		Independent Bank Corp (MI)	330,340
9,302		Independent Bank Group, Inc	278,223
53,282		International Bancshares Corp	1,235,610
339,279		Investors Bancorp, Inc	3,966,172
91,104		Kearny Financial Corp	1,101,447
37,394		Lakeland Bancorp, Inc	419,187
18,423		Lakeland Financial Corp	806,743

238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,397		LegacyTexas Financial Group, Inc	$906,133
5,812	*,e	LendingTree, Inc	428,286
9,205	e	Live Oak Bancshares, Inc	131,079
21,309		MainSource Financial Group, Inc	472,634
73,969		MB Financial, Inc	2,301,915
17,088		Mercantile Bank Corp	381,917
4,839		Merchants Bancshares, Inc	140,863
53,596		Meridian Bancorp, Inc	753,024
6,775		Meta Financial Group, Inc	293,764
338,490	*	MGIC Investment Corp	2,240,804
8,766		MidWestOne Financial Group, Inc	246,763
29,927		National Bank Holdings Corp	589,263
7,556	e	National Bankshares, Inc	261,362
5,763	*,e	National Commerce Corp	132,549
138,163		National Penn Bancshares, Inc	1,575,058
39,650	*,e	Nationstar Mortgage Holdings, Inc	400,465
43,313		NBT Bancorp, Inc	1,121,807
35,045		NewBridge Bancorp	396,709
48,071	*	NMI Holdings, Inc	252,373
46,440		Northfield Bancorp, Inc	718,891
92,154		Northwest Bancshares, Inc	1,158,376
12,998		OceanFirst Financial Corp	230,325
106,712	*,e	Ocwen Financial Corp	577,312
46,066	e	OFG Bancorp	258,891
114,112		Old National Bancorp	1,405,860
27,653	*	Old Second Bancorp, Inc	196,613
10,165		Opus Bank	335,343
42,876		Oritani Financial Corp	716,887
16,293		Pacific Continental Corp	262,969
21,126	*	Pacific Premier Bancorp, Inc	433,717
13,835	e	Park National Corp	1,219,002
45,156		Park Sterling Bank	330,542
15,207		Peapack Gladstone Financial Corp	327,863
4,955	e	Penns Woods Bancorp, Inc	194,930
11,815		Pennsylvania Commerce Bancorp, Inc	336,964
12,923	*	PennyMac Financial Services, Inc	153,913
18,166		Peoples Bancorp, Inc	311,729
7,171	e	Peoples Financial Services Corp	265,327
4,069		People’s Utah Bancorp	62,907
49,423	*	PHH Corp	606,914
35,260		Pinnacle Financial Partners, Inc	1,757,711
11,131		Preferred Bank	361,757
78,415		PrivateBancorp, Inc	2,950,756
68,824		Prosperity Bancshares, Inc	2,918,138
64,252		Provident Financial Services, Inc	1,261,909
11,024		QCR Holdings, Inc	253,111
189,455		Radian Group, Inc	1,905,917
39,385		Renasant Corp	1,250,474
10,205		Republic Bancorp, Inc (Class A)	272,576
37,329		S&T Bancorp, Inc	1,008,256
24,138		Sandy Spring Bancorp, Inc	642,071
29,398	*	Seacoast Banking Corp of Florida	435,678
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,719		ServisFirst Bancshares, Inc	$870,280
10,766		Sierra Bancorp	195,941
29,106		Simmons First National Corp (Class A)	1,289,687
23,874		South State Corp	1,595,977
24,693		Southside Bancshares, Inc	556,333
21,572		Southwest Bancorp, Inc	361,115
34,872		State Bank & Trust Co	671,635
117,549		Sterling Bancorp/DE	1,846,695
16,989		Stock Yards Bancorp, Inc	663,930
10,170		Stonegate Bank	322,084
14,162	*,e	Stonegate Mortgage Corp	58,631
11,789		Suffolk Bancorp	329,974
9,082	*	Sun Bancorp, Inc	190,540
53,015		Talmer Bancorp Inc	851,421
7,366		Territorial Bancorp, Inc	196,304
45,904	*	Texas Capital Bancshares, Inc	1,638,773
33,148	*	The Bancorp, Inc	149,166
14,715		Tompkins Trustco, Inc	824,334
44,352	e	TowneBank	845,793
22,289		Trico Bancshares	568,592
20,766	*	Tristate Capital Holdings, Inc	247,115
13,923	*	Triumph Bancorp, Inc	196,732
108,399		Trustco Bank Corp NY	596,194
66,496		Trustmark Corp	1,438,973
40,510		UMB Financial Corp	1,899,919
218,871		Umpqua Holdings Corp	3,169,252
44,139		Union Bankshares Corp	1,013,873
68,565	e	United Bankshares, Inc	2,302,413
51,119		United Community Banks, Inc	923,209
48,476		United Community Financial Corp	297,158
49,343		United Financial Bancorp, Inc (New)	557,576
21,018		Univest Corp of Pennsylvania	413,634
229,250		Valley National Bancorp	2,017,400
26,981	*	Walker & Dunlop, Inc	646,465
37,849	*,e	Walter Investment Management Corp	374,327
92,442		Washington Federal, Inc	1,973,637
16,950		Washington Trust Bancorp, Inc	668,847
22,042		Waterstone Financial, Inc	305,282
87,853		Webster Financial Corp	2,914,084
40,975		WesBanco, Inc	1,189,094
15,179		West Bancorporation, Inc	273,222
25,677	e	Westamerica Bancorporation	1,121,315
83,020	*	Western Alliance Bancorp	2,704,792
69,454		Wilshire Bancorp, Inc	735,518
46,719		Wintrust Financial Corp	1,966,403
31,219		WSFS Financial Corp	907,224
24,462		Yadkin Financial Corp	568,497
		TOTAL BANKS	174,391,393

CAPITAL GOODS - 7.2%
40,902		Aaon, Inc	880,620
34,624		AAR Corp	727,450
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,256	*	Accuride Corp	$33,855
62,631		Actuant Corp (Class A)	1,458,050
32,824	e	Advanced Drainage Systems, Inc	741,166
36,336	*	Aegion Corp	655,138
61,543	*	Aerojet Rocketdyne Holdings, Inc	1,012,382
19,249	*	Aerovironment, Inc	491,042
61,906		Aircastle Ltd	1,062,926
9,655		Alamo Group, Inc	512,005
27,616		Albany International Corp (Class A)	936,735
6,660		Allied Motion Technologies, Inc	130,136
27,408		Altra Holdings, Inc	615,584
19,600	*	Ameresco, Inc	106,820
9,795	e	American Railcar Industries, Inc	444,693
7,186		American Science & Engineering, Inc	257,906
12,743	*	American Woodmark Corp	879,267
28,481		Apogee Enterprises, Inc	1,132,974
39,152		Applied Industrial Technologies, Inc	1,505,003
12,958		Argan, Inc	390,295
97,927	*	ArvinMeritor, Inc	668,841
19,388		Astec Industries, Inc	723,172
21,754	*	Astronics Corp	701,349
25,138		AZZ, Inc	1,294,104
53,414		Barnes Group, Inc	1,736,489
48,985	*	Beacon Roofing Supply, Inc	1,983,892
47,474	*	Blount International, Inc	441,508
5,094	*,e	Blue Bird Corp	49,921
37,150	*,e	BMC Stock Holdings, Inc	533,845
43,520		Briggs & Stratton Corp	855,603
51,855	*	Builders FirstSource, Inc	416,396
16,619	*	CAI International, Inc	103,869
30,495	*	Chart Industries, Inc	494,324
17,514		CIRCOR International, Inc	621,572
49,322		Clarcor, Inc	2,311,229
19,970		Columbus McKinnon Corp	285,571
37,168		Comfort Systems USA, Inc	1,053,341
29,403	*	Commercial Vehicle Group, Inc	91,149
30,674	*	Continental Building Products Inc	458,270
21,139		Cubic Corp	844,714
46,746		Curtiss-Wright Corp	3,225,474
72,605	*	DigitalGlobe, Inc	951,125
22,415		Douglas Dynamics, Inc	445,162
10,767	*	Ducommun, Inc	159,352
12,479	*	DXP Enterprises, Inc	195,671
34,914	*	Dycom Industries, Inc	2,313,402
61,649		EMCOR Group, Inc	2,817,359
20,663		Encore Wire Corp	768,870
44,370		EnerSys	2,148,839
17,843		Engility Holdings, Inc	241,059
26,832	*,e	Enphase Energy, Inc	65,202
22,395		EnPro Industries, Inc	995,906
26,809		ESCO Technologies, Inc	923,034
29,998	*	Esterline Technologies Corp	2,361,143
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,919		Federal Signal Corp	$900,992
47,397		Franklin Electric Co, Inc	1,292,990
11,886		Freightcar America, Inc	226,428
20,584	*,e	FuelCell Energy, Inc	109,713
36,582	*	Furmanite Corp	191,690
68,056	*,e	Generac Holdings, Inc	1,934,152
47,839		General Cable Corp	560,673
31,408	*	Gibraltar Industries, Inc	667,106
20,984		Global Brass & Copper Holdings, Inc	434,579
19,926		Gorman-Rupp Co	506,519
9,437		Graham Corp	163,260
38,353		Granite Construction, Inc	1,481,576
58,993	*	Great Lakes Dredge & Dock Corp	202,936
26,592	e	Greenbrier Cos, Inc	687,669
34,300	e	Griffon Corp	520,674
31,669		H&E Equipment Services, Inc	368,944
86,773		Harsco Corp	558,818
19,231	*,e	HC2 Holdings, Inc	73,078
19,010		HEICO Corp	1,058,857
39,150		HEICO Corp (Class A)	1,816,560
61,360		Hillenbrand, Inc	1,661,629
6,745		Hurco Cos, Inc	182,115
9,251		Hyster-Yale Materials Handling, Inc	480,497
17,354		Insteel Industries, Inc	425,347
28,500		John Bean Technologies Corp	1,305,585
10,874		Kadant, Inc	422,020
26,110		Kaman Corp	1,040,222
32,908	*,e	KEYW Holding Corp	154,668
51,438	*	KLX, Inc	1,503,533
43,981	*,e	Kratos Defense & Security Solutions, Inc	140,299
5,643	*	Lawson Products, Inc	109,361
8,587		LB Foster Co (Class A)	99,008
12,401	e	Lindsay Corp	872,286
20,502		LSI Industries, Inc	236,593
16,831	*	Lydall, Inc	475,476
29,740	*	Masonite International Corp	1,650,867
66,368	*	Mastec, Inc	1,024,722
14,836	*,e	Milacron Holdings Corp	189,159
11,012		Miller Industries, Inc	236,648
36,500	*	Moog, Inc (Class A)	1,691,045
101,941	*	MRC Global, Inc	1,024,507
56,285		Mueller Industries, Inc	1,432,453
157,466		Mueller Water Products, Inc (Class A)	1,292,796
21,221	*	MYR Group, Inc	424,632
4,787	e	National Presto Industries, Inc	378,604
54,029	*,e	Navistar International Corp	392,791
27,481	*	NCI Building Systems, Inc	285,253
10,582	*,e	Neff Corp	54,286
26,497		NN, Inc	321,144
9,573	*	Nortek, Inc	373,251
9,087	*	Northwest Pipe Co	86,963
5,043	*	NV5 Holdings, Inc	95,716
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,779		Omega Flex, Inc	$82,258
27,602	*	Orion Marine Group, Inc	99,643
12,687	*	Patrick Industries, Inc	443,411
36,616	*	Perini Corp	483,697
47,234	*	Pgt, Inc	462,893
180,107	*,e	Plug Power, Inc	336,800
22,422	*	Ply Gem Holdings, Inc	223,547
8,999		Powell Industries, Inc	225,335
4,499	*,e	Power Solutions International, Inc	53,763
22,262	*	PowerSecure International, Inc	244,437
2,540		Preformed Line Products Co	96,063
37,795		Primoris Services Corp	770,640
22,762	*,e	Proto Labs, Inc	1,251,682
33,919		Quanex Building Products Corp	627,841
37,344		Raven Industries, Inc	560,533
24,205		RBC Bearings, Inc	1,436,083
99,539	*	Rexnord Corp	1,629,453
34,488	*	Rush Enterprises, Inc (Class A)	658,721
44,065		Simpson Manufacturing Co, Inc	1,437,841
9,657	*	Sparton Corp	165,521
12,644		Standex International Corp	913,150
22,359		Sun Hydraulics Corp	569,260
17,231	*,e	Sunrun, Inc	164,039
33,219		TAL International Group, Inc	374,710
52,818	*,e	Taser International, Inc	812,869
36,148	*	Teledyne Technologies, Inc	2,937,025
18,735		Tennant Co	1,013,751
21,570	e	Textainer Group Holdings Ltd	229,720
11,638	*,e	The ExOne Company	88,682
32,109	*	Thermon Group Holdings	540,073
42,057	e	Titan International, Inc	126,171
16,874	*,e	Titan Machinery, Inc	143,260
32,223	*	Trex Co, Inc	1,210,296
44,157	*	Trimas Corp	763,475
4,286		Twin Disc, Inc	49,032
38,777	*	Univar, Inc	492,856
19,609		Universal Forest Products, Inc	1,350,864
10,148	*	Vectrus, Inc	200,524
7,964	*	Veritiv Corp	245,689
16,534	*	Vicor Corp	138,886
67,217	*	Wabash National Corp	743,420
27,743		Watts Water Technologies, Inc (Class A)	1,366,898
64,499		Woodward Governor Co	2,979,209
10,800	*	Xerium Technologies, Inc	96,984
		TOTAL CAPITAL GOODS	109,916,499

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
54,632		ABM Industries, Inc	1,640,599
49,848	e	Acacia Research (Acacia Technologies)	186,431
110,371	*	ACCO Brands Corp	669,952
18,915		Administaff, Inc	849,851
43,505	*	Advisory Board Co	1,991,224

243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,718		American Ecology Corp	$737,760
40,180	*	ARC Document Solutions, Inc	148,264
6,953		Barrett Business Services, Inc	272,349
50,323		Brady Corp (Class A)	1,129,248
51,289		Brink’s Co	1,507,897
38,853	*	Casella Waste Systems, Inc (Class A)	231,175
47,794	*	CBIZ, Inc	482,719
14,084		CDI Corp	72,392
32,834		CEB, Inc	1,936,549
28,692		Ceco Environmental Corp	223,798
59,069	*,e	Civeo Corp	63,794
9,022	*	CRA International, Inc	168,080
49,292		Deluxe Corp	2,755,423
25,140		Ennis, Inc	502,046
39,056		Essendant, Inc	1,166,212
27,653		Exponent, Inc	1,418,875
11,828	*	Franklin Covey Co	209,474
40,576	*	FTI Consulting, Inc	1,375,121
20,584		G & K Services, Inc (Class A)	1,325,198
12,748	*	GP Strategies Corp	308,374
73,113		Healthcare Services Group	2,586,007
18,314		Heidrick & Struggles International, Inc	482,757
13,051	*	Heritage-Crystal Clean, Inc	124,506
59,014		Herman Miller, Inc	1,511,939
35,918	*	Hill International, Inc	121,403
45,836		HNI Corp	1,559,341
23,117	*	Huron Consulting Group, Inc	1,297,095
19,123	*	ICF International, Inc	654,198
162,243	*	ICO Global Communications Holdings Ltd	87,595
36,082	*	Innerworkings, Inc	254,739
65,437		Interface, Inc	1,105,231
28,819		Kelly Services, Inc (Class A)	477,819
24,234		Kforce, Inc	540,418
36,396		Kimball International, Inc (Class B)	350,857
47,563		Knoll, Inc	872,781
49,136		Korn/Ferry International	1,513,880
32,488		Matthews International Corp (Class A)	1,621,476
26,961		McGrath RentCorp	658,118
16,925	*	Mistras Group, Inc	382,336
44,742		Mobile Mini, Inc	1,159,713
30,329		MSA Safety, Inc	1,298,081
12,158		Multi-Color Corp	766,319
47,061	*	Navigant Consulting, Inc	743,093
5,347	*	NL Industries, Inc	11,122
49,864	*	On Assignment, Inc	1,927,244
34,238		Quad	345,119
41,885		Resources Connection, Inc	632,882
53,520	*	RPX Corp	619,762
16,304	*	SP Plus Corp	366,025
81,260		Steelcase, Inc (Class A)	1,036,878
20,252	*	Team, Inc	486,048

244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,533		Tetra Tech, Inc	$1,550,539
18,838	*	TRC Cos, Inc	166,340
41,085	*	TriNet Group, Inc	608,058
40,927	*	TrueBlue, Inc	934,773
15,645		Unifirst Corp	1,647,418
19,566		Viad Corp	576,610
9,292	*	Volt Information Sciences, Inc	71,270
4,151		VSE Corp	249,060
35,445	*	WageWorks, Inc	1,585,809
55,550		West Corp	1,006,010
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	55,363,474

CONSUMER DURABLES & APPAREL - 2.7%
12,479		Arctic Cat, Inc	153,617
10,215		Bassett Furniture Industries, Inc	305,531
33,360	*	Beazer Homes USA, Inc	285,228
22,204	*,e	Black Diamond, Inc	100,806
74,087		CalAtlantic Group, Inc	2,407,087
83,655		Callaway Golf Co	728,635
8,892	*	Cavco Industries, Inc	745,683
14,885	*	Century Communities, Inc	220,149
8,692	*	Cherokee, Inc	142,375
28,617		Columbia Sportswear Co	1,579,086
76,715	*	CROCS, Inc	706,545
9,477		CSS Industries, Inc	265,451
9,636		Culp, Inc	243,984
32,225	*	Deckers Outdoor Corp	1,593,849
9,865		Escalade, Inc	119,367
24,832	e	Ethan Allen Interiors, Inc	663,014
5,851		Flexsteel Industries, Inc	255,221
40,232	*	G-III Apparel Group Ltd	1,985,852
22,516	*,e	Green Brick Partners, Inc	132,394
27,422	*	Helen of Troy Ltd	2,450,704
9,978		Hooker Furniture Corp	286,468
126,782	*,e	Hovnanian Enterprises, Inc (Class A)	195,244
48,463	*,e	Iconix Brand Group, Inc	321,794
19,435	*	Installed Building Products Inc	404,831
29,735	*,e	iRobot Corp	1,008,909
18,424	*,e	Jakks Pacific, Inc	137,259
5,339		Johnson Outdoors, Inc	114,789
85,972	e	KB Home	933,656
49,934		La-Z-Boy, Inc	1,070,585
14,190	*,e	LGI Homes, Inc	311,612
21,325		Libbey, Inc	341,200
11,087		Lifetime Brands, Inc	132,822
24,257	*	M/I Homes, Inc	434,685
17,373	*	Malibu Boats Inc	227,065
7,893		Marine Products Corp	61,565
6,594	*	MCBC Holdings, Inc	83,216
38,585	e	MDC Holdings, Inc	839,610
40,222	*	Meritage Homes Corp	1,327,728
15,730		Movado Group, Inc	404,261

245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,040		Nacco Industries, Inc (Class A)	$192,264
30,988	*	Nautilus, Inc	603,646
8,913	*,e	New Home Co Inc	90,289
14,575		Oxford Industries, Inc	1,018,210
44,256	*	Performance Sports Group Ltd	316,430
12,107	*	Perry Ellis International, Inc	230,154
42,148		Pool Corp	3,561,506
36,712	*,e	Sequential Brands Group, Inc	236,425
23,235	*	Skullcandy, Inc	73,887
53,379	*	Smith & Wesson Holding Corp	1,150,851
56,083	*	Steven Madden Ltd	1,810,920
18,300	e	Sturm Ruger & Co, Inc	1,076,955
7,215		Superior Uniform Group, Inc	128,644
31,673	*	Taylor Morrison Home Corp	381,660
163,484	*	TRI Pointe Homes, Inc	1,723,121
55,918	*	Tumi Holdings, Inc	966,822
14,745	*	Unifi, Inc	351,963
16,112	*	Universal Electronics, Inc	808,017
21,621	*	Vera Bradley, Inc	319,558
13,806	*	Vince Holding Corp	71,377
15,105	*	WCI Communities, Inc	316,299
6,440		Weyco Group, Inc	172,592
19,491	*,e	William Lyon Homes, Inc	211,672
103,330		Wolverine World Wide, Inc	1,747,310
30,015	*	Zagg, Inc	276,738
		TOTAL CONSUMER DURABLES & APPAREL	41,559,187

CONSUMER SERVICES - 4.5%
26,531	*,e	2U, Inc	535,661
16,699	*	American Public Education, Inc	263,510
93,225	*	Apollo Group, Inc (Class A)	740,207
13,283	*	Ascent Media Corp (Series A)	151,293
96,334	*	Belmond Ltd.	814,986
21,171	*	BJ’s Restaurants, Inc	908,024
122,344		Bloomin’ Brands, Inc	2,160,595
23,054		Bob Evans Farms, Inc	943,831
8,102	*,e	Bojangles’, Inc	117,641
81,532	*	Boyd Gaming Corp	1,452,085
18,250	*	Bravo Brio Restaurant Group, Inc	157,133
15,511	*	Bridgepoint Education, Inc	103,924
35,779	*	Bright Horizons Family Solutions	2,510,612
18,879	*	Buffalo Wild Wings, Inc	2,875,272
45,166	*	Caesars Acquisition Co	270,996
58,150	*,e	Caesars Entertainment Corp	402,980
12,574	*	Cambium Learning Group, Inc	56,583
12,666		Capella Education Co	556,164
66,139	*	Career Education Corp	190,480
16,764		Carriage Services, Inc	371,993
35,305	*	Carrols Restaurant Group, Inc	471,675
48,161		Cheesecake Factory	2,326,176
73,819	*,e	Chegg, Inc	428,150
13,114		Churchill Downs, Inc	1,811,568

246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,184	*,e	Chuy’s Holdings, Inc	$553,331
43,456		ClubCorp Holdings, Inc	520,168
6,913		Collectors Universe	105,423
19,129	e	Cracker Barrel Old Country Store, Inc	2,510,299
20,471	*	Dave & Buster’s Entertainment, Inc	742,483
23,278	*	Del Frisco’s Restaurant Group, Inc	368,724
83,503	*	Denny’s Corp	782,423
63,483	e	DeVry Education Group, Inc	1,263,312
42,080	*,e	Diamond Resorts International, Inc	775,114
17,712		DineEquity, Inc	1,504,103
10,244	*,e	El Pollo Loco Holdings, Inc	124,157
27,723	*	Eldorado Resorts, Inc	286,101
2,870	*,e	Empire Resorts, Inc	41,931
26,352	*,e	Fiesta Restaurant Group, Inc	959,213
4,520	*,e	Fogo De Chao, Inc	64,365
45,945	*	Grand Canyon Education, Inc	1,729,829
11,225	*,e	Habit Restaurants, Inc	230,449
135,318	*	Houghton Mifflin Harcourt Co	2,414,073
29,164		International Speedway Corp (Class A)	995,659
39,131		Interval Leisure Group, Inc	460,963
17,664	*	Intrawest Resorts Holdings Inc	148,554
22,518	*	Isle of Capri Casinos, Inc	285,078
13,518	*	J Alexander’s Holdings, Inc	127,475
34,308		Jack in the Box, Inc	2,663,673
14,065	*,e	Jamba, Inc	182,001
32,907	*	K12, Inc	302,415
8,254	*,e	Kona Grill, Inc	134,210
65,599	*	Krispy Kreme Doughnuts, Inc	961,681
91,327	*	La Quinta Holdings, Inc	1,035,648
5,829	e	Liberty Tax, Inc	125,032
95,607	*,e	LifeLock, Inc	1,145,372
17,871		Marcus Corp	338,477
25,761		Marriott Vacations Worldwide Corp	1,272,336
9,363	*	Monarch Casino & Resort, Inc	193,814
28,585	*,e	Morgans Hotel Group Co	48,309
8,841	*,e	Noodles & Co	106,446
28,618		Papa John’s International, Inc	1,366,510
9,004	*,e	Papa Murphy’s Holdings, Inc	85,448
79,557	*	Penn National Gaming, Inc	1,124,140
61,177	*	Pinnacle Entertainment, Inc	1,868,346
15,628	*,e	Planet Fitness, Inc	223,324
22,991	*	Popeyes Louisiana Kitchen, Inc	1,416,935
21,421	*,e	Potbelly Corp	229,205
13,810	*	Red Robin Gourmet Burgers, Inc	852,629
40,609	*	Regis Corp	606,698
60,611	*	Ruby Tuesday, Inc	330,330
35,473		Ruth’s Chris Steak House, Inc	576,436
52,131	*,e	Scientific Games Corp (Class A)	308,616
67,841	e	SeaWorld Entertainment, Inc	1,293,049
5,632	*,e	Shake Shack, Inc	194,755
51,242		Sonic Corp	1,505,490
61,526		Sotheby’s (Class A)	1,445,246

247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,493		Speedway Motorsports, Inc	$311,223
1,636	*	Steak N Shake Co	618,702
10,706	*	Strayer Education, Inc	571,593
68,255		Texas Roadhouse, Inc (Class A)	2,513,832
20,600		Universal Technical Institute, Inc	78,898
35,406		Vail Resorts, Inc	4,425,750
27,948	*,e	Weight Watchers International, Inc	354,660
6,667	*,e	Wingstop, Inc	161,741
18,853	*,e	Zoe’s Kitchen, Inc	523,736
		TOTAL CONSUMER SERVICES	69,111,472

DIVERSIFIED FINANCIALS - 2.4%
23,512	e	Arlington Asset Investment Corp (Class A)	260,983
1,111	*	Ashford, Inc	58,994
6,214	*	Associated Capital Group, Inc	168,275
179,019		BGC Partners, Inc (Class A)	1,638,024
17,377		Calamos Asset Management, Inc (Class A)	166,645
26,787		Cash America International, Inc	802,003
22,775		Cohen & Steers, Inc	688,261
112,577	*,e	Cowen Group, Inc	321,970
2,920		Diamond Hill Investment Group, Inc	493,626
25,958	*,e	Encore Capital Group, Inc	594,957
26,067	*	Enova International, Inc	145,193
33,961		Evercore Partners, Inc (Class A)	1,534,018
51,255	*	Ezcorp, Inc (Class A)	155,815
1,129	e	Fifth Street Asset Management, Inc	2,371
50,953	e	Financial Engines, Inc	1,374,202
27,630	*	First Cash Financial Services, Inc	980,865
78,266	*	FNFV Group	734,135
31,424		Gain Capital Holdings, Inc	218,711
6,214		GAMCO Investors, Inc (Class A)	180,703
45,862	*	Green Dot Corp	814,968
30,338		Greenhill & Co, Inc	721,438
37,726		HFF, Inc (Class A)	1,077,832
11,408		Houlihan Lokey, Inc	275,503
14,902	*	INTL FCStone, Inc	420,087
33,538		Investment Technology Group, Inc	577,189
57,748	e	iShares Russell 2000 Index Fund	5,942,847
146,561		Janus Capital Group, Inc	1,845,203
33,597	*	KCG Holdings, Inc	343,361
108,919	*,e	Ladenburg Thalmann Financial Services, Inc	255,960
36,244		MarketAxess Holdings, Inc	4,212,640
8,576		Marlin Business Services Corp	134,386
10,267	e	Medley Management, Inc	62,937
17,142		Moelis & Co	436,093
23,151		Nelnet, Inc (Class A)	751,713
23,615	*	NewStar Financial, Inc	180,891
24,695		OM Asset Management plc	279,300
11,319	*	On Deck Capital, Inc	89,647
10,059		Oppenheimer Holdings, Inc	154,204
22,714	*	Pico Holdings, Inc	199,429
16,142	*	Piper Jaffray Cos	548,828

248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,197	*,e	PRA Group, Inc	$1,433,861
12,342		Pzena Investment Management, Inc (Class A)	95,033
10,556	*	Regional Management Corp	139,973
15,588		Resource America, Inc (Class A)	67,964
21,041	*	Safeguard Scientifics, Inc	273,533
66,994	*	Stifel Financial Corp	2,241,619
29,168		Tiptree Financial, Inc	187,550
18,583		Virtu Financial, Inc	421,834
6,706		Virtus Investment Partners, Inc	590,128
7,734		Westwood Holdings Group, Inc	366,592
112,252	e	WisdomTree Investments, Inc	1,347,024
7,036	*,e	World Acceptance Corp	203,622
3,730	*	ZAIS Group Holdings, Inc	23,499
		TOTAL DIVERSIFIED FINANCIALS	37,236,439

ENERGY - 2.5%
95,186	*	Abraxas Petroleum Corp	108,512
2,024		Adams Resources & Energy, Inc	68,148
31,843	e	Alon USA Energy, Inc	400,585
69,082		Archrock, Inc	414,492
18,187		Ardmore Shipping Corp	184,598
65,601	e	Atwood Oceanics, Inc	402,134
51,663	*,e	Bill Barrett Corp	191,153
24,847	*,e	Bonanza Creek Energy, Inc	70,814
34,849	e	Bristow Group, Inc	810,588
56,735	*,e	C&J Energy Services Ltd	139,568
65,735	*	Callon Petroleum Co	450,285
20,164	e	CARBO Ceramics, Inc	333,714
58,559	*	Carrizo Oil & Gas, Inc	1,588,706
5,927	*,e	Clayton Williams Energy, Inc	101,826
71,771	*,e	Clean Energy Fuels Corp	192,346
60,583	*,e	Cloud Peak Energy, Inc	90,875
21,139	*	Contango Oil & Gas Co	135,501
57,750		Delek US Holdings, Inc	982,905
90,817		DHT Holdings, Inc	524,922
26,002	*,e	Dorian LPG Ltd	275,101
2,787	*,e	Earthstone Energy, Inc	34,196
51,329	*,e	Eclipse Resources Corp	62,108
33,468	*,e	Energy Fuels, Inc	78,315
20,076	*	Era Group, Inc	184,298
18,688	*,e	Erin Energy Corp	49,523
26,714		Evolution Petroleum Corp	124,487
76,704	*,e	EXCO Resources, Inc	91,278
34,541	*	Exterran Corp	570,617
60,513	*,e	Fairmount Santrol Holdings, Inc	148,257
59,573	*	Forum Energy Technologies, Inc	667,813
236,741		Frontline Ltd	516,095
41,129	e	GasLog Ltd	307,234
80,545	*,e	Gastar Exploration, Inc	95,849
17,835	*	Gener8 Maritime, Inc	120,030
13,377	*,e	Geospace Technologies Corp	144,605
37,962		Green Plains Renewable Energy, Inc	719,380

249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,345	e	Gulfmark Offshore, Inc	$111,218
11,677	e	Hallador Energy Co	58,151
105,108	*	Helix Energy Solutions Group, Inc	423,585
32,710	*,e	Hornbeck Offshore Services, Inc	265,932
16,123	*,e	Independence Contract Drilling, Inc	65,298
138,041	*,e	ION Geophysical Corp	62,105
815	*,e	Isramco, Inc	64,589
31,992	*,e	Jones Energy, Inc (Class A)	67,503
72,942	*,e	Matador Resources Co	1,169,260
26,978	*	Matrix Service Co	511,503
237,512	*,e	McDermott International, Inc	655,533
12,792	*	Natural Gas Services Group, Inc	242,025
80,085	e	Navios Maritime Acq Corp	182,594
85,866	*	Newpark Resources, Inc	418,167
24,346	e	Nordic American Offshore Ltd	98,601
88,974	e	Nordic American Tanker Shipping	1,130,860
7,705	*,e	North Atlantic Drilling Ltd	13,946
63,901	*,e	Northern Oil And Gas, Inc	210,873
139,202	*,e	Oasis Petroleum, Inc	744,731
51,216	*	Oil States International, Inc	1,445,828
31,170	*,e	Pacific Ethanol, Inc	108,783
15,930		Panhandle Oil and Gas, Inc (Class A)	229,870
15,655	*	Par Petroleum Corp	374,468
126,716	*	Parker Drilling Co	173,601
99,644	*	Parsley Energy, Inc	1,919,143
40,280	*,e	PDC Energy, Inc	2,290,724
14,000	*,e	Peabody Energy Corp	62,300
12,236	*	PHI, Inc	221,839
66,714	*	Pioneer Energy Services Corp	91,398
45,997	*	Renewable Energy Group, Inc	318,759
6,632	*,e	Rex American Resources Corp	354,348
12,000	*,e	RigNet, Inc	175,080
24,038	*,e	Ring Energy, Inc	132,930
65,452	*	RSP Permian, Inc	1,541,395
55,367	*,e	Sanchez Energy Corp	200,429
176,867		Scorpio Tankers, Inc	1,078,889
19,291	*,e	SEACOR Holdings, Inc	887,579
43,666		SemGroup Corp	966,765
57,860	e	Ship Finance International Ltd	774,745
36,202	*,e	Solazyme, Inc	59,733
60,034	*,e	Stone Energy Corp	184,905
103,131	*	Synergy Resources Corp	653,851
92,594	e	Teekay Tankers Ltd (Class A)	423,155
42,038		Tesco Corp	285,858
81,516	*	Tetra Technologies, Inc	504,584
50,086	e	Tidewater, Inc	265,957
27,408	*,e	TransAtlantic Petroleum Ltd	26,109
155,657	*,e	Ultra Petroleum Corp	351,785
53,024	*,e	Unit Corp	553,040
103,419	*,e	Uranium Energy Corp	98,827
54,353	e	US Silica Holdings Inc	1,013,683
41,216	e	W&T Offshore, Inc	80,371

250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

70,146		Western Refining, Inc	$2,307,803
		TOTAL ENERGY	38,035,866

FOOD & STAPLES RETAILING - 0.9%
27,713		Andersons, Inc	812,268
37,875		Casey’s General Stores, Inc	4,573,027
18,993	*,e	Chefs’ Warehouse Holdings, Inc	249,758
42,434	*,e	Fresh Market, Inc	813,035
13,054		Ingles Markets, Inc (Class A)	500,751
9,375	*,e	Natural Grocers by Vitamin C	168,844
16,159	*	Performance Food Group Co	378,121
19,859	e	Pricesmart, Inc	1,520,405
23,742	*	Smart & Final Stores, Inc	381,771
36,705		Spartan Stores, Inc	753,187
258,307	*	Supervalu, Inc	1,175,297
49,236	*	United Natural Foods, Inc	1,724,245
7,291		Village Super Market (Class A)	191,462
10,923		Weis Markets, Inc	443,692
		TOTAL FOOD & STAPLES RETAILING	13,685,863

FOOD, BEVERAGE & TOBACCO - 2.2%
3,815		Alico, Inc	115,862
14,661	*,e	Amplify Snack Brands, Inc	158,339
7,945	*,e	Arcadia Biosciences, Inc	23,438
55,092		B&G Foods, Inc (Class A)	2,006,451
8,913	*,e	Boston Beer Co, Inc (Class A)	1,597,655
14,549		Calavo Growers, Inc	752,911
29,287	e	Cal-Maine Foods, Inc	1,478,115
61,465	*,e	Castle Brands, Inc	70,070
4,575		Coca-Cola Bottling Co Consolidated	804,742
14,481	*,e	Craft Brewers Alliance, Inc	124,102
165,250	*	Darling International, Inc	1,485,597
94,095		Dean Foods Co	1,880,018
26,117	*	Diamond Foods, Inc	958,494
8,217	*	Farmer Bros Co	229,008
32,477		Fresh Del Monte Produce, Inc	1,325,386
20,309	*,e	Freshpet, Inc	120,635
19,110	*,e	Inventure Foods, Inc	107,398
15,438		J&J Snack Foods Corp	1,666,995
8,337		John B. Sanfilippo & Son, Inc	500,137
19,107		Lancaster Colony Corp	1,942,800
25,406	*	Landec Corp	305,634
4,622	*,e	Lifeway Foods, Inc	59,254
11,234	e	Limoneira Co	141,324
10,299		Mgp Ingredients, Inc	230,492
11,098	*	National Beverage Corp	458,791
22,029	*	Omega Protein Corp	497,635
60,379	*	Post Holdings, Inc	3,532,171
21,865	e	Sanderson Farms, Inc	1,775,875
259	*	Seaboard Corp	745,143
8,268	*	Seneca Foods Corp	228,445
47,658	e	Snyder’s-Lance, Inc	1,504,563
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,657	*,e	Synutra International, Inc	$112,379
21,315	e	Tootsie Roll Industries, Inc	699,558
42,155	*	TreeHouse Foods, Inc	3,345,421
22,020	e	Universal Corp	1,205,155
81,509	e	Vector Group Ltd	1,900,790
		TOTAL FOOD, BEVERAGE & TOBACCO	34,090,783

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
8,805	*,e	AAC Holdings, Inc	157,257
23,198		Abaxis, Inc	1,010,273
41,066	*	Abiomed, Inc	3,504,162
78,459	*,e	Accuray, Inc	418,187
29,143		Aceto Corp	665,918
6,267	*	Addus HomeCare Corp	132,923
6,458	*,e	Adeptus Health, Inc	304,688
38,892	*,e	Air Methods Corp	1,514,455
5,173	*	Alliance HealthCare Services, Inc	38,694
7,020	*	Almost Family, Inc	268,445
28,169	*	Amedisys, Inc	1,007,042
48,722	*	AMN Healthcare Services, Inc	1,372,499
53,383	*	Amsurg Corp	3,907,102
13,027		Analogic Corp	964,910
25,240	*	Angiodynamics, Inc	285,717
14,458	*	Anika Therapeutics, Inc	543,910
149,201	*,e	Antares Pharma, Inc	183,517
27,309	*	AtriCure, Inc	477,361
1,597		Atrion Corp	599,705
67,050	*,e	BioScrip, Inc	120,020
27,871	*	BioTelemetry, Inc	263,102
34,273		Cantel Medical Corp	2,034,788
29,246	*	Capital Senior Living Corp	536,079
30,906	*	Cardiovascular Systems, Inc	261,156
35,236	*,e	Castlight Health, Inc	116,631
93,310	*,e	Cerus Corp	506,673
16,771		Chemed Corp	2,353,307
11,534	*	Civitas Solutions, Inc	277,508
11,962	e	Computer Programs & Systems, Inc	628,364
10,327	*,e	ConforMIS, Inc	113,597
28,826		Conmed Corp	1,064,832
6,408	*,e	Connecture, Inc	15,123
21,885	*,e	Corindus Vascular Robotics, Inc	43,989
9,624	*	Corvel Corp	439,047
31,495	*	Cross Country Healthcare, Inc	453,528
28,598		CryoLife, Inc	281,118
14,113	*	Cutera, Inc	158,630
21,590	*	Cynosure, Inc (Class A)	781,558
37,038	*,e	Diplomat Pharmacy, Inc	1,007,804
7,582	*,e	EndoChoice Holdings, Inc	45,568
65,794	*,e	Endologix, Inc	469,111
49,652		Ensign Group, Inc	1,114,687
6,007	*,e	Entellus Medical, Inc	100,077
12,750	*,e	Evolent Health, Inc	125,843

252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,916	*	Exactech, Inc	$198,419
40,950	*	ExamWorks Group, Inc	1,124,487
42,445	*	Five Star Quality Care, Inc	107,810
35,788	*	Genesis Health Care, Inc	64,418
42,505	*	GenMark Diagnostics, Inc	224,851
6,804	*,e	Glaukos Corp	111,041
67,026	*	Globus Medical, Inc	1,672,299
24,900	*	Greatbatch, Inc	961,389
50,402	*	Haemonetics Corp	1,594,719
45,820	*	Halyard Health, Inc	1,136,336
34,389	*	Hanger Orthopedic Group, Inc	463,908
36,171	*	HealthEquity, Inc	779,485
90,437		Healthsouth Corp	3,236,740
24,596	*	HealthStream, Inc	538,652
30,759	*	Healthways, Inc	361,726
17,120	*,e	HeartWare International, Inc	687,197
88,829	*	HMS Holdings Corp	1,070,389
13,808	*	ICU Medical, Inc	1,329,020
8,932	*	Imprivata, Inc	104,058
15,325	*	Inogen Inc	509,403
56,136	*	Insulet Corp	1,862,593
27,750	*	Integra LifeSciences Holdings Corp	1,705,238
31,552		Invacare Corp	486,216
25,868	*,e	InVivo Therapeutics Holdings Corp	114,595
4,632	*,e	Invuity, Inc	35,574
2,727	*,e	iRadimed Corp	53,040
17,155	*	K2M Group Holdings, Inc	243,773
82,836		Kindred Healthcare, Inc	800,196
9,201		Landauer, Inc	281,919
12,399	*,e	Lantheus Holdings, Inc	26,906
25,430	*	LDR Holding Corp	467,149
11,608		LeMaitre Vascular, Inc	169,477
12,864	*	LHC Group, Inc	487,803
43,411	*	LivaNova plc	2,430,148
24,717	*	Magellan Health Services, Inc	1,408,869
42,631	*	Masimo Corp	1,566,689
54,522	*	Medidata Solutions, Inc	2,329,725
42,660		Meridian Bioscience, Inc	821,205
43,379	*	Merit Medical Systems, Inc	717,922
39,784	*	Molina Healthcare, Inc	2,184,539
9,998		National Healthcare Corp	631,374
8,654	e	National Research Corp	130,589
32,137	*	Natus Medical, Inc	1,133,793
36,402	*	Neogen Corp	1,899,456
16,623	*	Nevro Corp	1,027,135
31,703	*,e	Nobilis Health Corp	66,893
8,688	*,e	Novocure Ltd	108,426
48,037	*	NuVasive, Inc	2,215,466
61,891	*	NxStage Medical, Inc	1,170,978
36,971	*	Omnicell, Inc	1,034,818
54,867	*	OraSure Technologies, Inc	300,123
18,461	*	Orthofix International NV	728,656

253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,561		Owens & Minor, Inc	$2,133,089
19,641	*,e	Oxford Immunotec Global plc	228,228
4,544	*,e	Penumbra, Inc	194,483
29,725	*	PharMerica Corp	882,535
9,976	*,e	Press Ganey Holdings, Inc	294,791
13,332	*	Providence Service Corp	591,941
49,568		Quality Systems, Inc	649,837
28,516	*,e	Quidel Corp	485,913
35,479	*	RadNet, Inc	212,164
50,507	*,e	Rockwell Medical, Inc	316,174
56,330	*	RTI Biologics, Inc	180,819
8,323	*	SeaSpine Holdings Corp	120,351
11,493	*,e	Second Sight Medical Products, Inc	53,098
102,681		Select Medical Holdings Corp	978,550
43,646	*,e	Spectranetics Corp	525,934
37,901	*	Staar Surgical Co	247,494
83,329	e	STERIS plc	5,769,700
15,895	*,e	Surgery Partners, Inc	256,068
21,052	*	Surgical Care Affiliates, Inc	898,289
13,101	*	SurModics, Inc	261,365
17,193	*,e	Tandem Diabetes Care, Inc	154,909
72,031	*	Team Health Holdings, Inc	2,943,907
9,360	*,e	Teladoc, Inc	152,006
48,044	*,e	TransEnterix, Inc	132,601
23,541	*	Triple-S Management Corp (Class B)	524,729
15,904	*,e	Trupanion, Inc	132,162
113,513	*,e	Unilife Corp	101,912
48,654		Universal American Corp	307,493
12,604		US Physical Therapy, Inc	644,695
3,848		Utah Medical Products, Inc	216,912
19,308	*	Vascular Solutions, Inc	528,267
16,977	*,e	Veracyte, Inc	110,011
26,125	*	Vocera Communications, Inc	375,939
44,199	*	WellCare Health Plans, Inc	3,358,240
70,010		West Pharmaceutical Services, Inc	4,005,972
90,539	*	Wright Medical Group NV	1,806,253
31,506	*,e	Zeltiq Aesthetics, Inc	731,569
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	107,094,935

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
42,791	*	Central Garden and Pet Co (Class A)	591,372
26,107	*,e	Elizabeth Arden, Inc	208,856
76,659	*	HRG Group, Inc	930,640
16,566		Inter Parfums, Inc	444,797
12,038		Medifast, Inc	349,463
8,193	e	Natural Health Trends Corp	163,450
9,628		Nature’s Sunshine Products, Inc	82,608
7,732	*	Nutraceutical International Corp	183,248
4,674		Oil-Dri Corp of America	175,275
9,315	e	Orchids Paper Products Co	274,793
11,200	*	Revlon, Inc (Class A)	332,976
5,595	*,e	USANA Health Sciences, Inc	710,006

254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,360		WD-40 Co	$1,483,388
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,930,872

INSURANCE - 2.6%
43,750	*	AMBAC Financial Group, Inc	614,250
81,218		American Equity Investment Life Holding Co	1,477,355
18,496		Amerisafe, Inc	943,481
27,244		Argo Group International Holdings Ltd	1,548,276
10,991	*	Atlas Financial Holdings, Inc	191,463
7,899		Baldwin & Lyons, Inc (Class B)	195,342
47,780	*,e	Citizens, Inc (Class A)	309,614
182,829		Conseco, Inc	3,181,225
28,087		Crawford & Co (Class B)	127,796
5,771		Donegal Group, Inc (Class A)	81,429
18,842	*	eHealth, Inc	197,653
7,923		EMC Insurance Group, Inc	184,289
31,592		Employers Holdings, Inc	786,957
9,401	*	Enstar Group Ltd	1,499,930
10,915		FBL Financial Group, Inc (Class A)	666,470
14,381		Federated National Holding Co	355,786
10,994		Fidelity & Guaranty Life	275,400
105,159		First American Financial Corp	3,614,315
30,437	*	Greenlight Capital Re Ltd (Class A)	591,087
13,466	*	Hallmark Financial Services	146,779
8,715	e	HCI Group, Inc	289,774
24,156		Heritage Insurance Holdings, Inc	478,772
40,131		Horace Mann Educators Corp	1,232,824
6,381		Independence Holding Co	97,885
11,697		Infinity Property & Casualty Corp	928,625
11,302		James River Group Holdings Ltd	383,364
42,403		Kemper Corp	1,465,448
49,309		Maiden Holdings Ltd	631,155
134,999	*	MBIA, Inc	899,093
39,603		National General Holdings Corp	783,743
6,976		National Interstate Corp	171,121
2,568		National Western Life Group, Inc	592,515
11,363	*	Navigators Group, Inc	995,512
29,023		OneBeacon Insurance Group Ltd (Class A)	372,655
8,254	*,e	Patriot National, Inc	54,724
47,455		Primerica, Inc	2,135,950
41,431		RLI Corp	2,456,858
15,271		Safety Insurance Group, Inc	861,590
55,534		Selective Insurance Group, Inc	1,738,770
15,535		State Auto Financial Corp	339,129
30,579		State National Cos, Inc	301,203
21,705		Stewart Information Services Corp	769,659
71,858		Symetra Financial Corp	2,300,893
83,366	*	Third Point Reinsurance Ltd	971,214
8,122	*	United America Indemnity Ltd	244,228
19,725		United Fire & Casualty Co	761,977
16,671		United Insurance Holdings Corp	258,901
31,777	e	Universal Insurance Holdings, Inc	595,501
		TOTAL INSURANCE	40,101,980
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.5%
28,562		A. Schulman, Inc	$723,190
3,977		AEP Industries, Inc	336,613
177,123	*,e	AK Steel Holding Corp	361,331
28,366		American Vanguard Corp	319,401
70,441		Axiall Corp	1,263,007
30,650		Balchem Corp	1,720,691
116,064	*	Berry Plastics Group, Inc	3,609,590
38,537	*	Boise Cascade Co	796,174
20,344		Brush Engineered Materials, Inc	498,225
55,870		Calgon Carbon Corp	904,535
50,570		Carpenter Technology Corp	1,403,823
48,917	*,e	Century Aluminum Co	230,888
6,705		Chase Corp	308,095
66,407	*	Chemtura	1,742,520
19,438	*	Clearwater Paper Corp	761,192
144,472	*,e	Cliffs Natural Resources, Inc	232,600
134,831	*,e	Coeur Mining, Inc	297,977
116,556		Commercial Metals Co	1,622,460
7,758	*	Core Molding Technologies, Inc	84,019
11,876		Deltic Timber Corp	652,230
75,416	*	Ferro Corp	700,615
64,750		Ferroglobe plc	550,375
54,187	*,e	Flotek Industries, Inc	361,969
22,931		FutureFuel Corp	287,096
42,169		Glatfelter	622,414
30,446		Greif, Inc (Class A)	804,688
49,177		H.B. Fuller Co	1,830,368
10,180		Hawkins, Inc	381,445
12,649		Haynes International, Inc	404,768
75,710	*	Headwaters, Inc	1,209,089
371,274	e	Hecla Mining Co	690,570
20,371		Innophos Holdings, Inc	544,109
23,656		Innospec, Inc	1,179,252
54,841	*	Intrepid Potash, Inc	119,553
17,038		Kaiser Aluminum Corp	1,324,534
84,100		Kapstone Paper and Packaging Corp	1,242,998
9,445		KMG Chemicals, Inc	217,802
21,056		Koppers Holdings, Inc	356,478
30,936	*	Kraton Polymers LLC	454,140
20,428	e	Kronos Worldwide, Inc	96,012
140,415	*	Louisiana-Pacific Corp	2,207,324
20,608	*,e	LSB Industries, Inc	115,405
34,645		Minerals Technologies, Inc	1,420,099
18,570	*	Multi Packaging Solutions International Ltd	275,207
24,696		Myers Industries, Inc	281,287
16,308		Neenah Paper, Inc	985,656
162,965		Olin Corp	2,760,627
8,900	e	Olympic Steel, Inc	83,126
45,790	*	Omnova Solutions, Inc	240,397

256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

88,207		PolyOne Corp	$2,386,881
13,000		Quaker Chemical Corp	975,130
41,150	e	Rayonier Advanced Materials, Inc	288,050
23,788	*,e	Real Industry, Inc	152,243
23,109	*	Rentech, Inc	45,063
10,730	*,e	Ryerson Holding Corp	36,267
25,986		Schnitzer Steel Industries, Inc (Class A)	349,512
29,710		Schweitzer-Mauduit International, Inc	1,247,820
42,849	*,e	Senomyx, Inc	144,830
46,233		Sensient Technologies Corp	2,758,723
18,795		Stepan Co	845,023
119,760	*	Stillwater Mining Co	784,428
25,324	*	Summit Materials, Inc	401,892
62,325		SunCoke Energy, Inc	235,588
42,921		TimkenSteel Corp	386,718
20,093	*	Trecora Resources	211,378
24,432		Tredegar Corp	320,792
11,164	*,e	Trinseo S.A.	265,592
63,884	e	Tronox Ltd	228,066
1,928		United States Lime & Minerals, Inc	105,982
14,689	*	US Concrete, Inc	668,056
19,013	e	Valhi, Inc	22,625
2,530	*	WHX Corp	43,061
47,666	*	Worthington Industries, Inc	1,458,103
		TOTAL MATERIALS	53,977,787

MEDIA - 1.6%
20,655		AMC Entertainment Holdings, Inc	450,279
23,893	*	Carmike Cinemas, Inc	529,947
84,159	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	217,130
32,930	*	Crown Media Holdings, Inc (Class A)	147,856
1,030	*,e	Daily Journal Corp	198,296
75,024	*,e	DreamWorks Animation SKG, Inc (Class A)	1,923,615
24,793	*	Entercom Communications Corp (Class A)	260,079
65,278		Entravision Communications Corp (Class A)	486,974
21,287	*,e	Eros International plc	187,113
59,221		EW Scripps Co (Class A)	1,124,015
45,225	*,e	Global Eagle Entertainment, Inc	456,772
63,288	*	Gray Television, Inc	832,237
46,878		Harte-Hanks, Inc	160,323
9,856	*,e	Hemisphere Media Group, Inc	141,926
60,079	*,e	Imax Corp	1,866,054
23,855		Journal Media Group, Inc	286,737
12,758	*	Loral Space & Communications, Inc	440,789
42,778	e	MDC Partners, Inc	835,882
97,981	*	Media General, Inc	1,591,211
35,848		Meredith Corp	1,516,729
62,064		National CineMedia, Inc	970,681
43,574		New Media Investment Group, Inc	754,702
136,084		New York Times Co (Class A)	1,799,030
31,107	e	Nexstar Broadcasting Group, Inc (Class A)	1,406,347
16,165	*	Reading International, Inc	175,552

257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,735	*	Rentrak Corp	$566,325
3,448		Saga Communications, Inc	144,506
26,005		Scholastic Corp	892,752
64,670	e	Sinclair Broadcast Group, Inc (Class A)	2,134,110
20,885	*	Sizmek, Inc	71,218
107,901		Time, Inc	1,618,515
6,971	*,e	Townsquare Media, Inc	65,527
29,557		Tribune Publishing Co	276,062
29,293	e	World Wrestling Entertainment, Inc (Class A)	524,345
		TOTAL MEDIA	25,053,636

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
15,470	*,e	Abeona Therapeutics, Inc	40,377
79,300	*	Acadia Pharmaceuticals, Inc	1,640,717
21,009	*,e	Accelerate Diagnostics, Inc	311,143
21,749	*	Acceleron Pharma, Inc	667,694
117,905	*	Achillion Pharmaceuticals, Inc	797,038
5,687	*	Aclaris Therapeutics, Inc	126,422
42,465	*	Acorda Therapeutics, Inc	1,563,561
10,156	*	Adamas Pharmaceuticals, Inc	174,074
8,151	*,e	Aduro Biotech, Inc	118,026
30,871	*,e	Advaxis, Inc	210,540
25,868	*,e	Aegerion Pharmaceuticals, Inc	183,145
21,413	*,e	Aerie Pharmaceuticals, Inc	354,171
14,866	*,e	Affimed NV	49,355
75,482	*	Affymetrix, Inc	1,059,012
74,389	*	Agenus, Inc	234,325
10,076	*	Agile Therapeutics, Inc	61,464
10,825	*,e	Aimmune Therapeutics, Inc	148,086
23,652	*,e	Akebia Therapeutics, Inc	173,369
24,535	*,e	Albany Molecular Research, Inc	400,411
23,644	*	Alder Biopharmaceuticals, Inc	571,712
39,206	*,e	Alimera Sciences, Inc	90,566
34,210	*	AMAG Pharmaceuticals, Inc	783,751
117,084	*,e	Amicus Therapeutics, Inc	707,187
30,956	*	Amphastar Pharmaceuticals, Inc	373,020
40,811	*	Anacor Pharmaceuticals, Inc	3,066,130
8,046	*,e	ANI Pharmaceuticals, Inc	257,552
40,458	*,e	Anthera Pharmaceuticals, Inc	130,679
8,593	*	Applied Genetic Technologies Corp	125,544
29,409	*,e	Aratana Therapeutics, Inc	99,108
16,417	*	Ardelyx, Inc	170,901
235,877	*,e	Arena Pharmaceuticals, Inc	356,174
170,296	*,e	Ariad Pharmaceuticals, Inc	854,886
137,619	*,e	Array Biopharma, Inc	425,243
60,850	*,e	Arrowhead Research Corp	211,758
14,007	*,e	Assembly Biosciences, Inc	71,716
10,258	*,e	Asterias Biotherapeutics, Inc	32,928
16,962	*	Atara Biotherapeutics, Inc	307,012
5,901	*,e	aTyr Pharma, Inc	31,157
17,840	*,e	Avalanche Biotechnologies, Inc	107,040
13,753	*,e	Axovant Sciences Ltd	219,085

258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,254	*	Bellicum Pharmaceuticals, Inc	$93,270
72,307	*,e	BioCryst Pharmaceuticals, Inc	503,980
47,870	*,e	BioDelivery Sciences International, Inc	193,874
4,816	*	Biospecifics Technologies Corp	183,875
57,113	*,e	BioTime, Inc	138,213
9,145	*,e	Blueprint Medicines Corp	143,759
10,769	*,e	Calithera Biosciences, Inc	53,845
29,457	*	Cambrex Corp	1,020,390
20,459	*	Cara Therapeutics Inc	184,131
11,992	*,e	Carbylan Therapeutics, Inc	29,141
82,691	*	Catalent, Inc	1,945,719
73,488	*,e	Catalyst Pharmaceuticals, Inc	136,688
98,538	*,e	Celldex Therapeutics, Inc	817,865
9,601	*	Cellular Biomedicine Group, Inc	132,494
30,583	*,e	Cempra, Inc	526,945
71,366	*	Cepheid, Inc	2,101,729
27,703	*,e	ChemoCentryx, Inc	103,055
7,265	*	Chiasma, Inc	74,830
45,664	*	Chimerix, Inc	351,613
4,675	*,e	Cidara Therapeutics, Inc	54,511
27,620	*,e	Clovis Oncology, Inc	577,810
23,838	*,e	Coherus Biosciences, Inc	316,092
6,521	*	Collegium Pharmaceutical, Inc	111,053
14,967	*	Concert Pharmaceuticals Inc	228,546
60,245	*,e	Corcept Therapeutics, Inc	219,894
11,355	*,e	Corium International, Inc	65,973
40,459	*,e	CorMedix, Inc	72,017
172,339	*,e	CTI BioPharma Corp	217,147
108,471	*	Curis, Inc	177,892
35,133	*	Cytokinetics, Inc	270,524
7,663	*,e	CytomX Therapeutics, Inc	120,386
65,326	*,e	CytRx Corp	120,200
59,876	*	Depomed, Inc	918,498
15,776	*	Dermira, Inc	441,728
14,744	*	Dicerna Pharmaceuticals Inc	96,721
5,921	*,e	Dimension Therapeutics, Inc	46,184
109,347	*,e	Durect Corp	131,216
35,999	*,e	Dynavax Technologies Corp	867,216
8,657	*,e	Eagle Pharmaceuticals, Inc	622,438
8,456	*,e	Edge Therapeutics, Inc	93,946
29,437	*	Emergent Biosolutions, Inc	1,077,394
16,121	*,e	Enanta Pharmaceuticals, Inc	414,310
37,543	*,e	Endocyte, Inc	125,769
29,386	*,e	Epizyme, Inc	267,119
13,139	*,e	Esperion Thereapeutics, Inc	195,508
95,532	*,e	Exact Sciences Corp	627,645
225,417	*,e	Exelixis, Inc	1,041,427
24,047	*	Fibrocell Science, Inc	61,801
47,668	*	FibroGen, Inc	966,707
22,032	*	Five Prime Therapeutics, Inc	792,050
5,228	*,e	Flex Pharma, Inc	43,497
13,563	*	Flexion Therapeutics Inc	209,955

259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,059	*,e	Fluidigm Corp	$188,276
22,064	*,e	Foamix Pharmaceuticals Ltd	142,975
11,781	*,e	Foundation Medicine, Inc	171,885
173,351	*,e	Galena Biopharma, Inc	116,145
22,342	*,e	Genocea Biosciences Inc	69,484
17,642	*	Genomic Health, Inc	508,090
160,088	*,e	Geron Corp	488,268
6,696	*,e	Global Blood Therapeutics, Inc	126,755
103,682	*	Halozyme Therapeutics, Inc	912,402
32,692	*	Harvard Bioscience, Inc	97,095
29,543	*,e	Heron Therapeutics, Inc	620,108
5,541	*	Heska Corp	207,012
84,930	*,e	Idera Pharmaceuticals, Inc	164,764
21,188	*,e	Ignyta, Inc	211,456
11,037	*,e	Immune Design Corp	115,557
85,876	*	Immunogen, Inc	729,087
93,914	*,e	Immunomedics, Inc	176,558
71,491	*	Impax Laboratories, Inc	2,678,768
12,552	*	INC Research Holdings, Inc	528,816
47,844	*	Infinity Pharmaceuticals, Inc	297,111
84,147	e	Innoviva, Inc	843,153
69,960	*,e	Inovio Pharmaceuticals, Inc	467,333
60,004	*	Insmed, Inc	792,053
22,970	*,e	Insys Therapeutics, Inc	398,530
15,805	*	Intersect ENT, Inc	281,803
27,128	*	Intra-Cellular Therapies, Inc	1,005,906
7,081	*,e	Invitae Corp	49,567
124,952	*	Ironwood Pharmaceuticals, Inc	1,153,307
24,634	*,e	Karyopharm Therapeutics, Inc	153,223
103,737	*,e	Keryx Biopharmaceuticals, Inc	366,192
32,101	*,e	Kite Pharma, Inc	1,524,476
14,091	*,e	La Jolla Pharmaceutical Co	249,552
26,477	*,e	Lannett Co, Inc	675,428
40,501	*,e	Lexicon Pharmaceuticals, Inc	412,705
17,007	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,700,190
43,969	*,e	Lion Biotechnologies, Inc	263,374
7,616	*	Loxo Oncology, Inc	157,347
41,556	*	Luminex Corp	797,460
31,201	*	MacroGenics, Inc	628,076
114,765	*,e	MannKind Corp	114,455
22,117	*,e	Medgenics, Inc	79,621
65,817	*	Medicines Co	2,274,636
108,636	*,e	Merrimack Pharmaceuticals, Inc	670,284
108,804	*,e	MiMedx Group, Inc	905,249
11,737	*,e	Mirati Therapeutics, Inc	252,698
60,703	*	Momenta Pharmaceuticals, Inc	753,931
6,378	*,e	MyoKardia, Inc	57,402
66,966	*	Myriad Genetics, Inc	2,609,665
14,043	*,e	NanoString Technologies, Inc	195,900
6,440	*,e	NantKwest, Inc	66,332
10,484	*,e	Natera, Inc	89,638
146,915	*,e	Navidea Biopharmceuticals, Inc	121,939

260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

131,055	*	Nektar Therapeutics	$1,787,590
53,101	*	NeoGenomics, Inc	362,149
5,394	*,e	Neos Therapeutics, Inc	73,251
83,864	*	Neurocrine Biosciences, Inc	3,568,413
20,569	*,e	NewLink Genetics Corp	501,061
4,804	*	Nivalis Therapeutics, Inc	22,531
49,075	*,e	Northwest Biotherapeutics, Inc	104,039
267,188	*,e	Novavax, Inc	1,376,018
41,420	*	Ocata Therapeutics, Inc	349,585
15,143	*,e	Ocular Therapeutix, Inc	92,675
36,937	*,e	Omeros Corp	398,550
2,855	*,e	Oncocyte Corp	11,848
16,466	*	OncoMed Pharmaceuticals, Inc	152,311
106,102	*,e	Oncothyreon, Inc	141,116
23,695	*	Ophthotech Corp	1,284,032
110,061	*,e	Orexigen Therapeutics, Inc	201,412
92,107	*,e	Organovo Holdings, Inc	180,530
18,769	e	Osiris Therapeutics, Inc	134,386
14,444	*	Otonomy, Inc	215,504
23,800	*,e	OvaScience, Inc	134,470
59,337	*,e	Pacific Biosciences of California, Inc	634,313
36,471	*,e	Pacira Pharmaceuticals, Inc	2,167,107
11,855	e	Paratek Pharmaceuticals, Inc	173,320
54,459	*	Parexel International Corp	3,483,198
163,983		PDL BioPharma, Inc	514,907
207,737	*,e	Peregrine Pharmaceuticals, Inc	203,582
46,713	*,e	Pernix Therapeutics Holdings, Inc	101,834
17,617	*	Pfenex, Inc	156,263
17,320		Phibro Animal Health Corp	581,086
49,307	*	Portola Pharmaceuticals, Inc	1,628,610
29,760	*,e	Pozen, Inc	194,928
19,664	*,e	PRA Health Sciences, Inc	847,125
52,112	*	Prestige Brands Holdings, Inc	2,432,588
67,891	*,e	Progenics Pharmaceuticals, Inc	283,105
7,545	*,e	Proteon Therapeutics, Inc	70,395
31,476	*	Prothena Corp plc	1,225,990
33,647	*,e	PTC Therapeutics, Inc	801,472
32,915	*	Radius Health, Inc	1,054,267
82,716	*	Raptor Pharmaceutical Corp	339,136
7,270	*,e	REGENXBIO, Inc	101,053
30,047	*,e	Regulus Therapeutics, Inc	173,672
33,139	*,e	Relypsa, Inc	624,339
32,962	*	Repligen Corp	730,108
34,838	*	Retrophin, Inc	521,525
15,941	*,e	Revance Therapeutics, Inc	330,457
86,426	*	Rigel Pharmaceuticals, Inc	237,672
14,014	*	Sage Therapeutics, Inc	470,590
21,983	*	Sagent Pharmaceuticals	332,163
68,769	*,e	Sangamo Biosciences, Inc	416,052
45,155	*,e	Sarepta Therapeutics, Inc	536,441
48,404	*	Sciclone Pharmaceuticals, Inc	386,748
115,305	*,e	Sequenom, Inc	185,641

261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,305	*,e	Seres Therapeutics, Inc	$223,654
30,624	*,e	Sorrento Therapeutics, Inc	160,776
8,305	*,e	Spark Therapeutics, Inc	233,952
65,459	*,e	Spectrum Pharmaceuticals, Inc	324,677
15,450	*	Stemline Therapeutics, Inc	77,868
25,678	*	Sucampo Pharmaceuticals, Inc (Class A)	324,827
33,553	*	Supernus Pharmaceuticals, Inc	380,491
100,285	*,e	Synergy Pharmaceuticals, Inc	376,069
8,883	*,e	T2 Biosystems, Inc	78,792
40,334	*,e	Teligent, Inc	289,598
23,081	*,e	TESARO, Inc	797,218
35,881	*,e	Tetraphase Pharmaceuticals, Inc	195,193
36,348	*,e	TG Therapeutics, Inc	296,963
142,596	*,e	TherapeuticsMD, Inc	1,019,561
25,248	*,e	Theravance Biopharma, Inc	414,572
3,064	*,e	Tobira Therapeutics, Inc	22,000
9,184	*,e	Tokai Pharmaceuticals, Inc	57,584
32,540	*	Trevena, Inc	236,891
29,211	*,e	Trovagene, Inc	106,328
38,206	*	Ultragenyx Pharmaceutical, Inc	2,145,267
40,506	*,e	Vanda Pharmaceuticals, Inc	345,516
30,042	*,e	Verastem, Inc	36,050
22,134	*,e	Versartis, Inc	246,573
14,848	*,e	Vitae Pharmaceuticals, Inc	145,510
16,660	*,e	Vital Therapies, Inc	152,439
109,188	*,e	Vivus, Inc	110,280
5,862	*,e	Voyager Therapeutics, Inc	62,606
5,470	*,e	vTv Therapeutics, Inc	39,658
3,977	*	XBiotech, Inc	32,810
27,752	*	Xencor Inc	300,277
59,536	*	Xenoport, Inc	295,894
16,091	*,e	Zafgen, Inc	107,005
114,138	*,e	ZIOPHARM Oncology, Inc	567,266
24,312	*,e	Zogenix, Inc	230,478
4,796	*	Zynerba Pharmaceuticals, Inc	31,750
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	109,794,257

REAL ESTATE - 10.0%
67,364		Acadia Realty Trust	2,297,112
27,725		AG Mortgage Investment Trust	325,214
20,345		Agree Realty Corp	751,137
47,635		Alexander & Baldwin, Inc	1,443,341
2,130		Alexander’s, Inc	777,450
1,629	*,e	Altisource Asset Management Corp	25,168
14,162	*,e	Altisource Portfolio Solutions S.A.	409,282
55,732		Altisource Residential Corp	554,533
36,610		American Assets Trust,Inc	1,368,848
49,859		American Capital Mortgage, Inc	649,663
37,447		American Residential Properties, Inc	634,352
104,621		Anworth Mortgage Asset Corp	445,685
56,957		Apollo Commercial Real Estate Finance, Inc	905,616
26,436		Ares Commercial Real Estate Corp	281,808

262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,172		Armada Hoffler Properties, Inc	$249,562
42,919		ARMOUR Residential REIT, Inc	836,491
27,326		Ashford Hospitality Prime, Inc	300,313
82,127		Ashford Hospitality Trust, Inc	456,626
11,871	*,e	AV Homes, Inc	121,322
18,364		Bluerock Residential Growth REIT, Inc	190,251
62,903		Campus Crest Communities, Inc	435,289
93,423		Capstead Mortgage Corp	872,571
47,155		CareTrust REIT, Inc	483,810
38,558		CatchMark Timber Trust Inc	419,897
83,032		Cedar Shopping Centers, Inc	586,206
37,765		Chatham Lodging Trust	712,248
58,199		Chesapeake Lodging Trust	1,461,959
113,628		Colony Financial, Inc	1,957,810
40,921		Colony Starwood Homes	880,620
4,072	e	Consolidated-Tomoka Land Co	189,144
11,783		CorEnergy Infrastructure Trust, Inc	186,171
23,728		Coresite Realty	1,521,914
211,279		Cousins Properties, Inc	1,821,225
162,189		CubeSmart	5,074,894
66,012		CyrusOne, Inc	2,432,542
154,156		CYS Investments, Inc	1,062,135
87,390		DCT Industrial Trust, Inc	3,127,688
198,604		DiamondRock Hospitality Co	1,648,413
61,799		DuPont Fabros Technology, Inc	2,049,873
53,467		Dynex Capital, Inc	320,802
13,241		Easterly Government Properties, Inc	235,955
33,457		EastGroup Properties, Inc	1,786,269
62,531		Education Realty Trust, Inc	2,443,712
56,442		Entertainment Properties Trust	3,383,698
78,979		Equity One, Inc	2,189,298
152,058		FelCor Lodging Trust, Inc	1,058,324
107,995		First Industrial Realty Trust, Inc	2,223,617
65,597		First Potomac Realty Trust	642,195
32,814	*,e	Forestar Group, Inc	297,951
84,855		Franklin Street Properties Corp	828,185
5,672	*	FRP Holdings, Inc	172,202
73,714		Geo Group, Inc	2,180,460
20,641		Getty Realty Corp	369,061
20,564		Gladstone Commercial Corp	294,065
74,589		Government Properties Income Trust	1,024,107
427,240		Gramercy Property Trust	3,123,124
4,038		Great Ajax Corp	44,499
38,189		Hannon Armstrong Sustainable Infrastructure Capital, Inc	685,493
102,879		Hatteras Financial Corp	1,261,297
102,591		Healthcare Realty Trust, Inc	2,979,243
47,890		Hersha Hospitality Trust	841,427
92,165		Highwoods Properties, Inc	3,897,658
76,530		Hudson Pacific Properties	1,944,627
31,039		Independence Realty Trust, Inc	211,376
82,010		Inland Real Estate Corp	878,327
124,154		Invesco Mortgage Capital, Inc	1,405,423

263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

120,145		Investors Real Estate Trust	$783,345
83,369	*	iStar Financial, Inc	870,372
91,351		Kennedy-Wilson Holdings, Inc	1,852,598
82,307		Kite Realty Group Trust	2,181,136
42,610		Ladder Capital Corp	468,710
112,168		LaSalle Hotel Properties	2,485,643
200,368		Lexington Realty Trust	1,468,697
35,154		LTC Properties, Inc	1,565,408
92,296		Mack-Cali Realty Corp	1,918,834
13,574	*	Marcus & Millichap, Inc	320,889
233,266		Medical Properties Trust, Inc	2,565,926
57,617		Monmouth Real Estate Investment Corp (Class A)	592,303
162,484		Monogram Residential Trust, Inc	1,416,861
37,306		National Health Investors, Inc	2,263,728
23,890		National Storage Affiliates Trust	415,447
227,938		New Residential Investment Corp	2,596,214
87,452		New Senior Investment Group, Inc	803,684
106,701		New York Mortgage Trust, Inc	516,433
160,924		New York REIT, Inc	1,654,299
17,860		NexPoint Residential Trust, Inc	212,534
12,738		One Liberty Properties, Inc	263,931
22,189		Orchid Island Capital, Inc	197,038
82,314		Parkway Properties, Inc	1,108,770
70,657		Pebblebrook Hotel Trust	1,725,444
72,416		Pennsylvania REIT	1,417,905
72,859		Pennymac Mortgage Investment Trust	987,239
88,104		Physicians Realty Trust	1,503,935
42,819		Potlatch Corp	1,234,900
21,712		Preferred Apartment Communities, Inc	261,630
19,167		PS Business Parks, Inc	1,659,479
28,100		QTS Realty Trust, Inc	1,298,220
89,788		RAIT Investment Trust	229,857
77,193		Ramco-Gershenson Properties	1,319,228
10,771		Re/Max Holdings, Inc	375,046
82,219		Redwood Trust, Inc	885,499
32,662		Resource Capital Corp	340,338
99,243		Retail Opportunities Investment Corp	1,835,003
54,038		Rexford Industrial Realty, Inc	880,279
129,890		RLJ Lodging Trust	2,375,688
6,966	*	RMR Group, Inc	145,241
35,729		Rouse Properties, Inc	625,258
42,496		Ryman Hospitality Properties	1,995,187
63,473		Sabra Healthcare REIT, Inc	1,165,364
11,205		Saul Centers, Inc	569,998
61,858		Select Income REIT	1,169,116
41,174		Silver Bay Realty Trust Corp	574,789
34,460		Sovran Self Storage, Inc	3,882,953
55,401	*,e	St. Joe Co	881,430
63,467		STAG Industrial, Inc	1,074,496
39,755		STORE Capital Corp	985,526
85,107		Summit Hotel Properties, Inc	863,836
49,598		Sun Communities, Inc	3,302,731

264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

211,792		Sunstone Hotel Investors, Inc	$2,516,089
13,376	*	Tejon Ranch Co	261,635
42,494		Terreno Realty Corp	955,265
23,702		UMH Properties, Inc	223,510
30,228		United Development Funding IV	304,396
12,310		Universal Health Realty Income Trust	625,717
91,610		Urban Edge Properties	2,226,123
28,521		Urstadt Biddle Properties, Inc (Class A)	578,976
70,639		Washington REIT	1,782,222
40,897		Western Asset Mortgage Capital Corp	401,200
26,674		Whitestone REIT	293,948
109,679		Xenia Hotels & Resorts, Inc	1,604,604
		TOTAL REAL ESTATE	152,532,678

RETAILING - 3.8%
24,384	*	1-800-FLOWERS.COM, Inc (Class A)	173,248
68,597	e	Abercrombie & Fitch Co (Class A)	1,799,985
195,160	e	American Eagle Outfitters, Inc	2,857,142
8,046	*,e	America’s Car-Mart, Inc	188,759
27,191	*	Asbury Automotive Group, Inc	1,280,152
171,287	*,e	Ascena Retail Group, Inc	1,264,098
31,946	*	Barnes & Noble Education, Inc	352,045
50,548		Barnes & Noble, Inc	443,306
17,760		Big 5 Sporting Goods Corp	216,139
49,419		Big Lots, Inc	1,916,469
11,975	*	Blue Nile, Inc	416,610
12,382	*	Boot Barn Holdings, Inc	75,283
29,139	e	Buckle, Inc	828,130
13,582	*	Build-A-Bear Workshop, Inc	177,653
75,214	*	Burlington Stores, Inc	4,041,248
42,710		Caleres, Inc	1,148,045
25,862		Cato Corp (Class A)	1,043,015
143,080		Chico’s FAS, Inc	1,486,601
20,109		Children’s Place Retail Stores, Inc	1,309,096
15,428		Citi Trends, Inc	318,743
27,369	*,e	Conn’s, Inc	337,186
15,469	*	Container Store Group, Inc	66,826
22,506		Core-Mark Holding Co, Inc	1,829,513
33,183	*	Destination XL Group, Inc	142,687
7,518	*,e	Duluth Holdings, Inc	124,122
19,614	*,e	Etsy, Inc	152,205
57,760	*	EVINE Live, Inc	70,467
85,515	*	Express Parent LLC	1,450,334
13,392	*,e	Fenix Parts, Inc	66,960
44,921		Finish Line, Inc (Class A)	850,804
53,941	*,e	Five Below, Inc	1,900,341
41,371	*	Francesca’s Holdings Corp	754,193
38,568	e	Fred’s, Inc (Class A)	636,372
18,115	*	FTD Cos, Inc	447,441
23,449	*	Genesco, Inc	1,550,917
23,025		Group 1 Automotive, Inc	1,235,291
61,642	e	Guess?, Inc	1,142,843

265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,812		Haverty Furniture Cos, Inc	$375,437
24,711	*,e	Hibbett Sports, Inc	794,706
32,111		HSN, Inc	1,511,144
16,867		Kirkland’s, Inc	199,537
16,071	*,e	Lands’ End, Inc	350,026
75,174	*	Liberty TripAdvisor Holdings, Inc	1,678,635
21,840		Lithia Motors, Inc (Class A)	1,672,289
27,029	*,e	Lumber Liquidators, Inc	348,944
24,891	*	MarineMax, Inc	420,907
20,184	*,e	Mattress Firm Holding Corp	736,716
31,101		Monro Muffler, Inc	2,044,891
28,196		Nutri/System, Inc	558,563
10,226	*,e	Ollie’s Bargain Outlet Holdings, Inc	228,551
18,750	e	Outerwall, Inc	633,750
12,308	*	Overstock.com, Inc	145,973
25,493	*,e	Party City Holdco, Inc	245,498
53,609	*	PEP Boys - Manny Moe & Jack	991,230
22,104	e	PetMed Express, Inc	398,314
90,142	e	Pier 1 Imports, Inc	362,371
52,629		Rent-A-Center, Inc	716,807
32,167	*,e	Restoration Hardware Holdings, Inc	1,982,131
51,844	*	Select Comfort Corp	1,091,835
14,764		Shoe Carnival, Inc	342,377
34,801	*	Shutterfly, Inc	1,449,462
32,127		Sonic Automotive, Inc (Class A)	550,014
17,558	*,e	Sportsman’s Warehouse Holdings, Inc	230,185
31,143	e	Stage Stores, Inc	258,487
28,620		Stein Mart, Inc	210,643
10,728	*,e	Systemax, Inc	91,188
47,573	*	Tailored Brands, Inc	652,226
28,109	*,e	Tile Shop Holdings, Inc	424,727
10,913	*	Tilly’s, Inc	70,825
43,429	*	Tuesday Morning Corp	241,900
29,096	*,e	Vitamin Shoppe, Inc	885,391
22,684	*	VOXX International Corp (Class A)	97,314
19,906	*,e	Wayfair, Inc	899,751
17,573	*	West Marine, Inc	145,329
2,170		Winmark Corp	204,761
19,728	*,e	Zumiez, Inc	357,274
		TOTAL RETAILING	58,694,378

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
40,359	*	Advanced Energy Industries, Inc	1,133,281
630,371	*,e	Advanced Micro Devices, Inc	1,386,816
24,661	*	Alpha & Omega Semiconductor Ltd	235,513
31,447	*	Ambarella, Inc	1,247,817
100,771	*	Amkor Technology, Inc	618,734
78,351	*	Applied Micro Circuits Corp	435,632
114,808	*	Axcelis Technologies, Inc	300,797
65,818		Brooks Automation, Inc	627,245
25,426	*	Cabot Microelectronics Corp	1,033,313
13,374	*	Cascade Microtech, Inc	211,978

266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,578	*	Cavium Networks, Inc	$3,152,971
20,232	*	Ceva, Inc	468,371
16	*,m	China Energy Savings Technology, Inc	0
61,560	*	Cirrus Logic, Inc	2,137,363
24,765		Cohu, Inc	299,904
37,020	*	Diodes, Inc	708,193
20,670	*	DSP Group, Inc	197,812
136,715	*	Entegris, Inc	1,594,097
39,003	*	Exar Corp	214,516
115,687	*	Fairchild Semiconductor International, Inc	2,370,427
56,508	*	Formfactor, Inc	469,581
38,575	*	Inphi Corp	1,070,456
144,119	*	Integrated Device Technology, Inc	3,672,152
137,883		Intersil Corp (Class A)	1,792,479
24,815		IXYS Corp	296,043
68,467	*	Kopin Corp	132,141
114,367	*,e	Lattice Semiconductor Corp	555,824
22,971	*,e	MA-COM Technology Solutions	884,383
72,816	*	Mattson Technology, Inc	254,128
50,487	*	MaxLinear, Inc	776,490
107,082	*	Microsemi Corp	3,394,499
55,672		MKS Instruments, Inc	1,973,016
39,436		Monolithic Power Systems, Inc	2,467,510
23,076	*	Nanometrics, Inc	326,064
27,311	*	NeoPhotonics Corp Ltd	244,980
4,803		NVE Corp	238,229
26,317	*	PDF Solutions, Inc	285,013
65,322	*	Photronics, Inc	779,945
31,111		Power Integrations, Inc	1,466,261
113,388	*,e	Rambus, Inc	1,387,869
31,230	*	Rudolph Technologies, Inc	400,056
65,071	*	Semtech Corp	1,307,927
34,576	*	Sigma Designs, Inc	229,239
43,241	*	Silicon Laboratories, Inc	1,971,790
51,290		Tessera Technologies, Inc	1,478,178
32,683	*	Ultra Clean Holdings	168,644
26,957	*	Ultratech, Inc	543,723
41,611	*	Veeco Instruments, Inc	775,629
55,509	*	Xcerra Corp	304,189
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	48,021,218

SOFTWARE & SERVICES - 9.7%
10,176	*,e,m	6D Global Technologies, Inc	14,755
36,452	*	A10 Networks, Inc	215,796
114,871	*	ACI Worldwide, Inc	2,056,191
39,588	*	Actua Corp	374,502
77,544	*	Acxiom Corp	1,450,073
7,921	*,e	Alarm.com Holdings, Inc	127,924
16,648	*,e	Amber Road, Inc	72,752
24,391	*	American Software, Inc (Class A)	237,324
45,100	*,e	Angie’s List, Inc	382,899
4,727	*,e	Apigee Corp	36,492

267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,643	*,e	Appfolio, Inc	$75,616
82,553	*	Aspen Technology, Inc	2,678,019
40,417	*	AVG Technologies NV	762,669
67,576	*	Bankrate, Inc	773,069
9,163	*,e	Barracuda Networks, Inc	96,945
59,500	*,e	Bazaarvoice, Inc	215,390
7,688	*,e	Benefitfocus, Inc	224,182
45,839		Blackbaud, Inc	2,818,182
53,648	*	Blackhawk Network Holdings, Inc	2,021,993
39,857	*	Blucora, Inc	343,966
39,880	*	Bottomline Technologies, Inc	1,149,342
12,585	*,e	Box, Inc	135,415
31,734	*	Brightcove, Inc	175,806
28,788	*	BroadSoft, Inc	984,837
23,580	*	CACI International, Inc (Class A)	1,958,791
54,779	*	Callidus Software, Inc	845,240
17,791	*	Carbonite, Inc	159,585
43,926	*	Cardtronics, Inc	1,353,360
18,583	*,e	Care.com, Inc	111,312
12,180		Cass Information Systems, Inc	619,962
21,208	*	ChannelAdvisor Corp	259,374
77,067	*	Ciber, Inc	250,468
32,712	*,e	Cimpress NV	2,568,546
841	*,e	Code Rebel Corp	1,909
45,974	*	Commvault Systems, Inc	1,724,944
34,289	*	comScore, Inc	1,321,155
31,613	*	Constant Contact, Inc	999,287
98,603		Convergys Corp	2,409,857
53,315	*	Cornerstone OnDemand, Inc	1,636,237
35,150		CSG Systems International, Inc	1,228,141
22,954	*	Cvent, Inc	606,215
20,219	*	Datalink Corp	145,172
33,185	*,e	Demandware, Inc	1,408,040
42,638	*	DHI Group, Inc	396,960
7,483	e	Digimarc Corp	267,742
63,902	*,e	Digital Turbine, Inc	84,351
103,428		EarthLink Holdings Corp	612,294
26,154	e	Ebix, Inc	892,374
29,085	*,e	Ellie Mae, Inc	2,031,006
58,654	*,e	Endurance International Group Holdings, Inc	538,444
26,484	*,e	EnerNOC, Inc	139,041
39,104	*	Envestnet, Inc	916,989
47,570	*	EPAM Systems, Inc	3,562,993
31,782		EPIQ Systems, Inc	397,911
50,317	*	Euronet Worldwide, Inc	4,013,787
64,178	*	Everi Holdings, Inc	180,340
64,770		EVERTEC, Inc	889,940
20,583	*	Everyday Health, Inc	94,682
32,674	*	ExlService Holdings, Inc	1,426,547
30,403		Fair Isaac Corp	2,905,615
23,015	*,e	Five9, Inc	191,715
36,619	*	FleetMatics Group plc	1,589,631

268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,015		Forrester Research, Inc	$288,210
27,423	*	Gigamon, Inc	717,111
15,596	*,e	Globant S.A.	474,430
120,650	*,e	Glu Mobile, Inc	266,637
56,295	*,e	Gogo, Inc	819,092
74,716	*,e	GrubHub, Inc	1,408,397
23,830	*	GTT Communications, Inc	354,829
18,586	*,e	Guidance Software, Inc	89,213
69,941	*	Guidewire Software, Inc	3,849,553
23,423		Hackett Group, Inc	345,958
35,319		Heartland Payment Systems, Inc	3,252,173
7,285	*	Hortonworks, Inc	70,665
18,802	*	HubSpot, Inc	763,173
26,889	*	Imperva, Inc	1,386,397
55,267	*	Infoblox, Inc	892,009
5,017	*,e	Instructure, Inc	86,945
18,441	*	Interactive Intelligence, Inc	440,371
54,269	*	Internap Network Services Corp	209,478
46,733		j2 Global, Inc	3,388,610
45,109	*	Jive Software, Inc	156,979
25,815	*	Knot, Inc	384,644
59,233	*	Limelight Networks, Inc	74,041
61,565	*	Lionbridge Technologies	285,046
24,779	*	Liquidity Services, Inc	161,311
55,081	*	Liveperson, Inc	311,758
24,576	*	LogMeIn, Inc	1,283,850
18,208	*	Luxoft Holding, Inc	1,367,057
72,014	*	Manhattan Associates, Inc	4,151,607
23,335		Mantech International Corp (Class A)	672,748
31,255		Marchex, Inc (Class B)	119,394
29,240	*,e	Marin Software, Inc	99,124
33,927	*	Marketo, Inc	644,952
64,862		MAXIMUS, Inc	3,461,685
97,542		Mentor Graphics Corp	1,695,280
9,061	*	MicroStrategy, Inc (Class A)	1,563,113
7,124	*,e	MINDBODY, Inc	84,206
37,621	*,e	MobileIron, Inc	138,821
20,384	*	Model N, Inc	222,186
35,712	*,e	ModusLink Global Solutions, Inc	76,781
28,615	*	MoneyGram International, Inc	151,660
41,607		Monotype Imaging Holdings, Inc	1,037,679
90,465	*	Monster Worldwide, Inc	451,420
54,823	*,e	NeuStar, Inc (Class A)	1,347,549
5,567	*,e	New Relic, Inc	157,101
68,705		NIC, Inc	1,359,672
25,440	*,e	OPOWER, Inc	216,240
10,334	*,e	Park City Group, Inc	90,216
31,672	*,e	Paycom Software, Inc	954,911
15,126	*	Paylocity Holding Corp	470,721
34,892		Pegasystems, Inc	819,962
35,004	*	Perficient, Inc	666,826
11,782	*	PFSweb, Inc	145,861

269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,031	*	Progress Software Corp	$1,372,973
38,551	*	Proofpoint, Inc	1,941,428
23,264	*	PROS Holdings, Inc	285,682
19,012	*	Q2 Holdings, Inc	411,800
9,874		QAD, Inc (Class A)	182,768
91,226	*	QLIK Technologies, Inc	2,284,299
24,909	*	Qualys, Inc	647,385
34,576	*	QuinStreet, Inc	131,735
61,733	*,e	Quotient Technology, Inc	374,719
7,981	*,e	Rapid7, Inc	104,551
21,714	*	RealNetworks, Inc	78,605
55,187	*	RealPage, Inc	1,064,557
8,341		Reis, Inc	188,090
37,244	*	RetailMeNot, Inc	338,920
53,590	*	RingCentral, Inc	1,169,334
21,579	*,e	Rocket Fuel, Inc	67,542
87,258	*	Rovi Corp	1,698,041
25,016	*	Rubicon Project, Inc	337,466
23,257		Sapiens International Corp NV	233,965
47,478		Science Applications International Corp	2,023,512
26,858	*	Sciquest, Inc	341,902
32,419	*	Seachange International, Inc	201,646
57,465	*	ServiceSource International LLC	222,390
20,327	*,e	Shutterstock, Inc	587,247
35,655	*,e	Silver Spring Networks, Inc	408,250
16,283	*	SPS Commerce, Inc	1,062,954
14,260	*	Stamps.com, Inc	1,337,873
38,163	*	Sykes Enterprises, Inc	1,123,519
38,213	*	Synchronoss Technologies, Inc	1,170,846
31,533	*	Syntel, Inc	1,492,772
39,161	*	TA Indigo Holding Corp	315,638
83,418	*	Take-Two Interactive Software, Inc	2,894,605
38,022	*	Tangoe, Inc	318,244
18,841	*	TechTarget, Inc	149,786
48,794	*	TeleCommunication Systems, Inc (Class A)	242,018
28,892	*	TeleNav, Inc	166,418
19,261		TeleTech Holdings, Inc	514,461
19,230	*,e	Textura Corp	303,642
94,668	*	TiVo, Inc	755,451
105,615		Travelport Worldwide Ltd	1,150,147
7,507	*	Travelzoo, Inc	60,882
49,976	*	TrueCar, Inc	323,844
15,952	*,e	TubeMogul, Inc	179,779
32,921	*	Tyler Technologies, Inc	5,170,572
49,422	*	Unisys Corp	485,324
14,227	*	United Online, Inc	150,948
8,703	*,e	Varonis Systems, Inc	163,790
29,509	*,e	Vasco Data Security International	457,390
63,111	*	Verint Systems, Inc	2,310,494
44,279	*,e	VirnetX Holding Corp	176,230
29,572	*	Virtusa Corp	1,322,460
37,682	*,e	WebMD Health Corp (Class A)	1,925,927

270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,761	*	Website Pros, Inc	$824,020
19,275	*	Wix.com Ltd	393,595
7,011	*,e	Workiva, Inc	104,674
8,077	*	Xactly Corp	56,216
22,155	*	Xura, Inc	475,446
53,523	*	Zendesk, Inc	1,178,041
56,021	*	Zix Corp	251,534
		TOTAL SOFTWARE & SERVICES	147,800,095

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
49,422		Adtran, Inc	897,503
22,655	*,e	Aerohive Networks, Inc	106,252
15,013	*	Agilysys, Inc	148,629
14,194		Alliance Fiber Optic Products, Inc	203,968
29,788	*	Anixter International, Inc	1,472,719
17,493	*,e	Applied Optoelectronics, Inc	286,360
31,524	*	Avid Technology, Inc	223,820
45,226		AVX Corp	519,194
15,328	e	Badger Meter, Inc	855,762
9,564		Bel Fuse, Inc (Class B)	145,086
42,490		Belden CDT, Inc	1,815,173
51,061	*	Benchmark Electronics, Inc	1,072,281
13,636		Black Box Corp	103,906
35,292	*	CalAmp Corp	599,964
43,314	*	Calix Networks, Inc	332,652
41,018		Checkpoint Systems, Inc	265,797
123,545	*	Ciena Corp	2,195,395
10,845	*,e	Clearfield, Inc	160,506
23,641	*	Coherent, Inc	1,826,740
15,632		Comtech Telecommunications Corp	305,137
20,292	*,e	Control4 Corp	138,594
17,315	*,e	CPI Card Group, Inc	145,619
40,671	*	Cray, Inc	1,602,031
32,766		CTS Corp	516,064
36,739		Daktronics, Inc	295,014
64,848		Diebold, Inc	1,797,587
24,046	*	Digi International, Inc	219,300
17,639	*	DTS, Inc	392,997
17,155	*,e	Eastman Kodak Co	156,454
11,875		Electro Rent Corp	103,787
45,703	*	Electronics for Imaging, Inc	1,891,190
24,144	*	EMCORE Corp	146,313
5,465	*	ePlus, Inc	517,590
101,739	*	Extreme Networks, Inc	280,800
34,526	*	Fabrinet	860,043
16,942	*	FARO Technologies, Inc	434,901
40,851		FEI Co	2,959,655
102,759	*	Finisar Corp	1,305,039
33,593	*	GSI Group, Inc	415,209
86,866	*	Harmonic, Inc	286,658
51,183	*	II-VI, Inc	1,064,606
33,579	*,e	Imation Corp	28,196

271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,393	*	Immersion Corp	$232,293
127,647	*	Infinera Corp	1,955,552
37,787	*	Insight Enterprises, Inc	892,907
35,175		InterDigital, Inc	1,584,282
76,838	*,e	InvenSense, Inc	630,840
38,676	*	Itron, Inc	1,274,761
59,314	*	Ixia	567,635
28,451	*	Kimball Electronics, Inc	285,648
86,052	*,e	Knowles Corp	1,170,307
16,067	*	KVH Industries, Inc	155,047
22,314		Littelfuse, Inc	2,273,797
33,392	*	Mercury Computer Systems, Inc	637,453
2,814		Mesa Laboratories, Inc	292,656
38,340		Methode Electronics, Inc	999,140
15,749		MTS Systems Corp	840,997
9,272	*	Multi-Fineline Electronix, Inc	155,121
31,897	*	Netgear, Inc	1,191,991
92,400	*	Netscout Systems, Inc	1,991,220
39,077	*	Newport Corp	595,143
50,251	*,e	Nimble Storage, Inc	330,149
36,678	*,e	Novatel Wireless, Inc	39,612
98,029	*,e	Oclaro, Inc	339,180
19,328	*	OSI Systems, Inc	1,059,561
20,087		Park Electrochemical Corp	327,016
9,596		PC Connection, Inc	216,582
34,496		Plantronics, Inc	1,546,456
32,779	*	Plexus Corp	1,145,626
134,602	*	Polycom, Inc	1,371,594
28,514	*,e	Pure Storage, Inc	370,967
87,041	*	QLogic Corp	1,115,866
209,644	*,e	Quantum Corp	99,623
40,892	*	RealD, Inc	424,868
27,502	*	Rofin-Sinar Technologies, Inc	701,026
18,170	*	Rogers Corp	862,530
75,224	*	Ruckus Wireless, Inc	632,634
82,368	*	Sanmina Corp	1,543,576
27,926	*	Scansource, Inc	876,318
63,337	*	ShoreTel, Inc	519,997
34,136	*	Silicon Graphics International Corp	200,549
51,488	*	Sonus Networks, Inc	308,928
50,371	*	Stratasys Ltd	821,047
35,991	*	Super Micro Computer, Inc	1,071,812
35,789	*	Synaptics, Inc	2,623,692
27,611		SYNNEX Corp	2,317,943
36,080	*	Tech Data Corp	2,251,392
57,840	*	TTM Technologies, Inc	337,207
27,900	e	Ubiquiti Networks, Inc	826,119
39,299	*	Universal Display Corp	1,929,581
41,924	*,e	Viasat, Inc	2,620,250
133,557		Vishay Intertechnology, Inc	1,530,563
12,081	*	Vishay Precision Group, Inc	142,797
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	77,326,342

272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.9%
88,085	*	8x8, Inc	$1,106,348
9,992		Atlantic Tele-Network, Inc	769,284
35,687	*	Boingo Wireless, Inc	217,691
211,103	*	Cincinnati Bell, Inc	683,974
46,931		Cogent Communications Group, Inc	1,567,965
51,302	e	Consolidated Communications Holdings, Inc	1,028,092
20,369	*,e	Fairpoint Communications, Inc	305,535
34,532	*	General Communication, Inc (Class A)	625,720
475,841	*,e	Globalstar, Inc	609,076
10,932	*	Hawaiian Telcom Holdco, Inc	260,838
16,347		IDT Corp (Class B)	207,607
59,820	*,e	inContact, Inc	517,443
33,235		Inteliquent, Inc	570,977
27,375	*,e	Intelsat S.A.	91,432
83,533	*,e	Iridium Communications, Inc	581,390
25,441		Lumos Networks Corp	294,607
16,690	*,e	NTELOS Holdings Corp	154,382
57,661	*	Orbcomm, Inc	420,925
12,678	*	pdvWireless, Inc	305,159
48,562		Shenandoah Telecom Co	1,115,955
20,651		Spok Holdings, Inc	371,924
9,738	*,e	Straight Path Communications, Inc	219,105
68	*,m	Touch America Holdings, Inc	0
185,701	*	Vonage Holdings Corp	952,646
102,001	e	Windstream Holdings, Inc	588,546
		TOTAL TELECOMMUNICATION SERVICES	13,566,621

TRANSPORTATION - 1.5%
51,328	*	Air Transport Services Group, Inc	499,422
12,909		Allegiant Travel Co	2,071,507
25,630		Arkansas Best Corp	526,184
24,398	*	Atlas Air Worldwide Holdings, Inc	896,139
26,683	*	Celadon Group, Inc	211,863
11,427	*	Covenant Transportation Group, Inc	223,169
12,520	*,e	Eagle Bulk Shipping, Inc	16,526
28,944	*	Echo Global Logistics, Inc	637,058
32,750		Forward Air Corp	1,413,490
30,976	*,e	Golden Ocean Group Ltd (Oslo)	23,018
47,527	*	Hawaiian Holdings, Inc	1,673,426
50,878	e	Heartland Express, Inc	872,558
37,089	*	Hub Group, Inc (Class A)	1,130,102
61,355		Knight Transportation, Inc	1,501,357
24,395		Marten Transport Ltd	409,348
42,395		Matson, Inc	1,713,182
79,459	e	Navios Maritime Holdings, Inc	77,401
3,157	*	PAM Transportation Services, Inc	81,545
8,589		Park-Ohio Holdings Corp	245,044
32,201	*	Radiant Logistics, Inc	106,585
50,000	*,e	Republic Airways Holdings, Inc	106,500
27,977	*	Roadrunner Transportation Services Holdings, Inc	221,578

273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,857	*	Saia, Inc	$531,691
52,542		Skywest, Inc	789,181
87,071	*,e	Swift Transportation Co, Inc	1,420,128
8,612		Universal Truckload Services, Inc	111,181
9,571	*	USA Truck, Inc	154,763
25,381	*,e	Virgin America, Inc	783,004
46,122		Werner Enterprises, Inc	1,113,846
61,179	*	Wesco Aircraft Holdings, Inc	690,711
71,487	*,e	XPO Logistics, Inc	1,633,478
32,486	*	YRC Worldwide, Inc	335,905
		TOTAL TRANSPORTATION	22,220,890

UTILITIES - 4.2%
48,014	e	Abengoa Yield plc	813,837
48,086		Allete, Inc	2,543,749
39,439		American States Water Co	1,790,531
9,160		Artesian Resources Corp	277,640
119,644	e	Atlantic Power Corp	223,734
60,707		Avista Corp	2,247,980
50,417		Black Hills Corp	2,484,550
48,903		California Water Service Group	1,226,976
15,084		Chesapeake Utilities Corp	949,839
59,856		Cleco Corp	3,180,748
10,866		Connecticut Water Service, Inc	466,477
14,359	e	Consolidated Water Co, Inc	166,995
119,981	*,e	Dynegy, Inc	1,420,575
39,375		El Paso Electric Co	1,611,619
42,530		Empire District Electric Co	1,247,830
12,088	e	Genie Energy Ltd	101,660
49,112		Idacorp, Inc	3,417,704
42,251		Laclede Group, Inc	2,701,529
34,275		MGE Energy, Inc	1,660,624
18,365		Middlesex Water Co	532,585
84,800		New Jersey Resources Corp	2,986,656
27,026		Northwest Natural Gas Co	1,404,001
45,892		NorthWestern Corp	2,562,609
36,598	e	NRG Yield, Inc (Class A)	453,815
61,936	e	NRG Yield, Inc (Class C)	820,033
50,428		ONE Gas, Inc	2,852,208
39,130	e	Ormat Technologies, Inc	1,385,202
35,507		Otter Tail Corp	988,515
55,649	e	Pattern Energy Group, Inc	1,054,549
77,123		Piedmont Natural Gas Co, Inc	4,568,767
78,669		PNM Resources, Inc	2,470,993
85,558		Portland General Electric Co	3,325,640
15,647		SJW Corp	510,092
66,722		South Jersey Industries, Inc	1,658,709
45,695		Southwest Gas Corp	2,688,237
4,815	e	Spark Energy, Inc	130,198
90,495	*	Talen Energy Corp	647,039
42,097	e	TerraForm Global, Inc	178,070
13,852		Unitil Corp	536,765

274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,056	*,e	Vivint Solar, Inc	$166,465
49,170		WGL Holdings, Inc	3,284,064
14,285		York Water Co	380,981
		TOTAL UTILITIES	64,120,790

		TOTAL COMMON STOCKS	1,515,813,372
		(Cost $1,401,347,025)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
6,043	e	Empire Resorts, Inc	573
		TOTAL CONSUMER SERVICES	573

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
144,544	*,m	Dyax Corp CVR	160,444
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	160,444

ENERGY - 0.0%
16,387	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	m	Forest Laboratories, Inc CVR	7,909
6,861	m	Furiex Pharmaceuticals, Inc	0
5,149	m	Omthera Pharmaceuticals, Inc	3,089
34,794	e,m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,521

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc	139,956
		TOTAL TELECOMMUNICATION SERVICES	139,956

		TOTAL RIGHTS / WARRANTS	316,494
		(Cost $140,391)

SHORT-TERM INVESTMENTS - 13.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 13.3%
203,871,027	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	203,871,027
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	203,871,027
		TOTAL SHORT-TERM INVESTMENTS	203,871,027
		(Cost $203,871,027)

		TOTAL INVESTMENTS - 112.3%	1,720,000,893
		(Cost $1,605,358,443)
		OTHER ASSETS & LIABILITIES, NET - (12.3)%	(188,718,384)
		NET ASSETS - 100.0%	$1,531,282,509
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
CVR Contingent Value Rights
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $203,278,562.
m	Indicates a security that has been deemed illiquid.
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BRAZIL - 5.1%
1,623,651		AMBEV S.A.	$7,598,351
50,400	*	B2W Companhia Global Do Varejo	167,641
265,496		Banco Bradesco S.A.	1,308,067
899,596		Banco Bradesco S.A. (Preference)	4,110,026
298,286		Banco do Brasil S.A.	1,039,981
1,052,279		Banco Itau Holding Financeira S.A.	6,610,089
132,639		Banco Santander Brasil S.A.	435,437
241,400		BB Seguridade Participacoes S.A.	1,401,150
594,574		BM&F Bovespa S.A.	1,534,944
151,600		BR Malls Participacoes S.A.	452,027
51,415		Braskem S.A.	309,604
225,456		BRF S.A.	2,721,472
73,992		Centrais Eletricas Brasileiras S.A. (Preference)	186,453
70,141		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	672,845
59,457		Cia Brasileira de Distribuicao Grupo Pao de Acucar	569,632
310,356		Cia de Concessoes Rodoviarias	995,578
123,300		Cia de Saneamento Basico do Estado de Sao Paulo	659,607
282,891		Cia Energetica de Minas Gerais	419,047
65,820		Cia Energetica de Sao Paulo (Class B)	217,806
45,695		Cia Paranaense de Energia	252,735
238,230		Cia Siderurgica Nacional S.A.	212,865
288,066		Cielo S.A.	2,450,593
85,236		Cosan SA Industria e Comercio	537,592
59,685	*	CPFL Energia S.A.	242,567
73,700		EDP - Energias do Brasil S.A.	223,965
226,679		Empresa Brasileira de Aeronautica S.A.	1,636,151
67,900		Equatorial Energia S.A.	615,230
104,200		Estacio Participacoes S.A.	305,747
87,063		Fibria Celulose S.A.	959,351
268,775		Gerdau S.A. (Preference)	243,105
115,382	*	Hypermarcas S.A.	647,070
240,164		JBS S.A.	650,637
111,120		Klabin S.A.	584,125
479,796		Kroton Educacional S.A.	1,023,439
46,791		Localiza Rent A Car	256,980
38,175		Lojas Americanas S.A.	109,873
156,421		Lojas Americanas S.A.(Preference)	730,969
206,450		Lojas Renner S.A.	917,691
9,100		M Dias Branco S.A.	132,218
28,500		Multiplan Empreendimentos Imobiliarios S.A.	295,994
65,392		Natura Cosmeticos S.A.	366,905
82,453		Odontoprev S.A.	208,325
1,062,272	*	Petroleo Brasileiro S.A.	1,855,837
1,468,046	*	Petroleo Brasileiro S.A. (Preference)	1,790,456
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,381		Porto Seguro S.A.	$238,366
86,500		Qualicorp S.A.	292,489
70,300		Raia Drogasil S.A.	730,385
78,720		Satipel Industrial S.A.	104,519
52,505		Sul America SA	237,682
127,400		Suzano Papel e Celulose S.A.	508,166
127,021	*	Telefonica Brasil S.A.	1,106,489
273,166		Tim Participacoes S.A.	436,910
42,000		Totvus S.A.	340,748
58,700		Tractebel Energia S.A.	498,231
37,400		Transmissora Alianca de Energia Eletrica S.A.	162,862
149,180		Ultrapar Participacoes S.A.	2,221,768
446,300		Vale S.A.	1,091,740
688,773		Vale S.A. (Preference)	1,253,883
183,540	*	Weg S.A.	710,192
		TOTAL BRAZIL	58,594,607

CHILE - 1.2%
775,256		AES Gener S.A.	342,421
795,163		Aguas Andinas S.A.	398,785
7,545,597		Banco de Chile	777,089
9,224		Banco de Credito e Inversiones	356,897
20,357,401		Banco Santander Chile S.A.	882,896
458,983		Centros Comerciales Sudamericanos S.A.	930,126
47,379		Cia Cervecerias Unidas S.A.	513,465
2,511,486		Colbun S.A.	635,300
45,288,821		CorpBanca S.A.	343,126
103,324		Embotelladora Andina S.A.	292,403
1,139,572		Empresa Nacional de Electricidad S.A.	1,485,149
35,162		Empresa Nacional de Telecomunicaciones S.A.	338,682
392,517		Empresas CMPC S.A.	890,618
223,456		Empresas COPEC S.A.	1,945,201
6,331,876		Enersis S.A.	1,510,988
104,466	*	Lan Airlines S.A.	535,486
159,575		SACI Falabella	1,051,106
35,494		Sociedad Quimica y Minera de Chile S.A. (Class B)	568,794
193,359		Sonda S.A.	308,550
		TOTAL CHILE	14,107,082

CHINA - 23.3%
13,387	*	58.COM, Inc (ADR)	751,011
257,500	e	AAC Technologies Holdings, Inc	1,649,873
8,404,000		Agricultural Bank of China	2,999,872
598,000		Air China Ltd	388,789
173,202	*	Alibaba Group Holding Ltd (ADR)	11,609,730
810,000	*,e	Alibaba Health Information Technology Ltd	409,707
1,512,000	*,e	Aluminum Corp of China Ltd	459,512
473,500		Anhui Conch Cement Co Ltd	929,642
341,000		Anta Sports Products Ltd	824,333
732,000		AviChina Industry & Technology Co	514,324
47,845	*	Baidu, Inc (ADR)	7,811,653
27,709,000		Bank of China Ltd	10,850,037
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,130,500		Bank of Communications Co Ltd	$1,913,923
548,000		Beijing Capital International Airport Co Ltd	497,849
178,500		Beijing Enterprises Holdings Ltd	891,234
1,498,000	e	Beijing Enterprises Water Group Ltd	747,510
1,551,000		Belle International Holdings Ltd	1,045,006
1,078,000		Brilliance China Automotive Holdings Ltd	1,039,356
232,000	*,e	Byd Co Ltd	1,067,278
325,000	*,e	CAR, Inc	408,477
3,310,000	g	CGN Power Co Ltd	981,586
3,027,000		China Cinda Asset Management Co Ltd	952,485
3,050,600	*	China Citic Bank	1,786,386
1,681,000	e	China Coal Energy Co	573,557
1,575,000		China Communications Construction Co Ltd	1,406,874
988,400		China Communications Services Corp Ltd	389,244
462,000		China Conch Venture Holdings Ltd	747,234
29,128,350		China Construction Bank	17,782,705
1,123,000	*,e	China COSCO Holdings Co Ltd	402,027
1,278,000		China Everbright Bank Co Ltd	602,032
874,000		China Everbright International Ltd	929,437
334,000		China Everbright Ltd	694,469
1,217,500		China Galaxy Securities Co Ltd	900,662
2,183,000	e	China Huishan Dairy Holdings Co Ltd	824,212
569,024	*	China Insurance International Holdings Co Ltd	1,201,198
210,000		China International Marine Containers Group Co Ltd	328,794
2,614,000		China Life Insurance Co Ltd	6,337,557
1,099,000		China Longyuan Power Group Corp	656,666
406,000		China Medical System Holdings Ltd	477,295
1,011,000		China Mengniu Dairy Co Ltd	1,410,444
1,647,000		China Merchants Bank Co Ltd	3,201,559
401,268		China Merchants Holdings International Co Ltd	1,107,549
2,171,800		China Minsheng Banking Corp Ltd	1,927,422
2,120,000		China Mobile Hong Kong Ltd	23,286,449
1,028,000	e	China National Building Material Co Ltd	428,727
850,000	e	China Oilfield Services Ltd	617,125
1,378,000		China Overseas Land & Investment Ltd	4,025,972
941,800		China Pacific Insurance Group Co Ltd	3,323,281
1,127,000		China Power International Development Ltd	503,355
671,500		China Railway Construction Corp	674,360
1,463,000		China Railway Group Ltd	1,056,465
430,677		China Resources Enterprise	686,807
308,000		China Resources Gas Group Ltd	768,587
971,555		China Resources Land Ltd	2,401,084
655,372		China Resources Power Holdings Co	1,114,824
1,396,500		China Shenhua Energy Co Ltd	2,108,586
1,635,000	*,e	China Shipping Container Lines Co Ltd	318,070
574,000		China Southern Airlines Co Ltd	348,076
626,000		China State Construction International Holdings Ltd	1,010,918
4,974,000		China Telecom Corp Ltd	2,339,493
2,124,000		China Unicom Ltd	2,353,195
489,300		China Vanke Co Ltd	1,120,775
305,200		Chongqing Changan Automobile Co Ltd	599,222
870,000		Chongqing Rural Commercial Bank	445,307
1,515,000		Citic Pacific Ltd	2,144,265
279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

799,000		CITIC Securities Co Ltd	$1,554,481
6,770,000		CNOOC Ltd	6,900,190
648,981		COSCO Pacific Ltd	736,621
1,975,675	e	Country Garden Holdings Co Ltd	765,753
1,565,050	e	CRRC Corp Ltd	1,462,641
1,478,000		CSPC Pharmaceutical Group Ltd	1,249,971
50,104	*,e	Ctrip.com International Ltd (ADR)	2,138,439
212,300	g	Dalian Wanda Commercial Properties Co Ltd	1,024,966
1,066,000		Datang International Power Generation Co Ltd	284,788
926,000		Dongfeng Motor Group Co Ltd	1,102,352
272,000		ENN Energy Holdings Ltd	1,226,459
1,827,000	e	Evergrande Real Estate Group	1,210,860
650,000		Far East Horizon Ltd	500,825
734,952		Fosun International	973,743
1,250,000		Franshion Properties China Ltd	327,160
1,780,000		Geely Automobile Holdings Ltd	766,302
505,200	*,e	GF Securities Co Ltd	1,019,246
4,346,668		GOME Electrical Appliances Holdings Ltd	609,282
1,074,000		Great Wall Motor Co Ltd	829,209
972,000		Guangdong Investments Ltd	1,243,618
792,000		Guangzhou Automobile Group Co Ltd	667,673
382,000	e	Guangzhou R&F Properties Co Ltd	412,827
224,000		Haitian International Holdings Ltd	272,434
1,176,800		Haitong Securities Co Ltd	1,792,134
265,000		Hengan International Group Co Ltd	2,373,849
590,000		Huadian Power International Co	352,698
1,442,000		Huaneng Power International, Inc	1,186,408
1,424,000		Huaneng Renewables Corp Ltd	309,593
370,600	*,g	Huatai Securities Co Ltd	693,643
25,680,000		Industrial & Commercial Bank of China	13,364,920
61,332	*	JD.com, Inc (ADR)	1,596,472
492,000		Jiangsu Express	591,986
518,000		Jiangxi Copper Co Ltd	525,527
318,000	e	Kingsoft Corp Ltd	690,918
2,344,000		Lenovo Group Ltd	2,104,064
520,000	e	Longfor Properties Co Ltd	664,326
476,000	*	Luye Pharma Group Ltd	394,052
13,583		Netease.com (ADR)	2,120,850
289,700		New China Life insurance Co Ltd	992,277
23,844		New Oriental Education & Technology Group (ADR)	748,940
2,475,000		People’s Insurance Co Group of China Ltd	992,791
1,399,055		PICC Property & Casualty Co Ltd	2,393,160
1,825,500		Ping An Insurance Group Co of China Ltd	8,270,695
16,406	*	Qihoo 360 Technology Co Ltd (ADR)	1,176,474
10,600	*,e	Qunar Cayman Islands Ltd (ADR)	467,248
8,945,000	*	Semiconductor Manufacturing International	776,723
684,000		Shandong Weigao Group Medical Polymer Co Ltd	441,046
1,114,000	e	Shanghai Electric Group Co Ltd	494,401
145,000		Shanghai Fosun Pharmaceutical Group Co Ltd	348,218
201,000		Shanghai Industrial Holdings Ltd	441,027
183,333	m	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	609,827
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

247,600		Shanghai Pharmaceuticals Holding Co Ltd	$479,672
192,000		Shenzhou International Group Holdings Ltd	1,029,526
1,339,649	e	Shui On Land Ltd	326,685
1,172,000	m	Sihuan Pharmaceutical Holdings	329,645
1,194,471		Sino-Ocean Land Holdings Ltd	605,613
403,000		Sinopec Engineering Group Co Ltd	339,427
1,190,000	*	Sinopec Shanghai Petrochemical Co Ltd	482,530
429,600		Sinopharm Group Co	1,525,984
576,000		Sinotrans Ltd	263,468
863,500	e	Soho China Ltd	402,892
44,628		SouFun Holdings Ltd (ADR)	265,983
558,000		Sunac China Holdings Ltd	347,602
7,300	*,e	TAL Education Group (ADR)	350,181
1,779,100		Tencent Holdings Ltd	33,423,402
732,000	e	Tingyi Cayman Islands Holding Corp	836,315
357,000		Travelsky Technology Ltd	545,226
158,000	e	Tsingtao Brewery Co Ltd	564,180
67,624	*	Vipshop Holdings Ltd (ADR)	868,292
2,118,000	e	Want Want China Holdings Ltd	1,391,407
419,400		Weichai Power Co Ltd	401,886
1,040,000	e	Yanzhou Coal Mining Co Ltd	420,697
22,780	*	Youku Tudou, Inc (ADR)	620,299
2,610,160		Yuexiul Property Co Ltd	379,609
5,004	*	YY, Inc (ADR)	290,782
520,000		Zhejiang Expressway Co Ltd	456,040
190,000		Zhuzhou CSR Times Electric Co Ltd	980,358
2,154,000	e	Zijin Mining Group Co Ltd	489,856
279,864		ZTE Corp	508,589
		TOTAL CHINA	267,225,706

COLOMBIA - 0.4%
137,235		BanColombia S.A. (Preference)	1,002,558
121,145		Cementos Argos S.A.	361,682
24,532		Corp Financiera Colombiana S.A. (CD)	270,992
2,475,845		Ecopetrol S.A.	776,884
107,119		Grupo Argos S.A.	544,977
1,040,383		Grupo Aval Acciones y Valores	334,380
76,215		Grupo de Inversiones Suramericana S.A.	831,225
34,962		Grupo de Inversiones Suramericana S.A. (Preference)	367,460
151,305		Interconexion Electrica S.A.	339,255
		TOTAL COLOMBIA	4,829,413

CZECH REPUBLIC - 0.2%
50,517		CEZ AS	840,118
5,118		Komercni Banka AS	1,076,270
25,848		Telefonica O2 Czech Republic AS	265,054
		TOTAL CZECH REPUBLIC	2,181,442

EGYPT - 0.2%
365,301		Commercial International Bank	1,467,726
684,365	*	Orascom Telecom Holding SAE	161,073
316,999		Talaat Moustafa Group	213,112
		TOTAL EGYPT	1,841,911
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

GREECE - 0.4%
493,901	*	Alpha Bank AE	$1,001,704
633,723	*	Eurobank Ergasias S.A.	526,863
10,570	*	Folli Follie S.A.	166,030
82,858		Hellenic Telecommunications Organization S.A.	721,436
31,848	*	JUMBO S.A.	338,271
1,832,481	*	National Bank of Greece S.A.	506,462
83,715		OPAP S.A.	620,557
2,100,000	*	Piraeus Bank S.A.	421,292
34,663		Public Power Corp	131,972
17,832	*	Titan Cement Co S.A.	343,856
		TOTAL GREECE	4,778,443

HONG KONG - 0.6%
3,550,000	*,e	Alibaba Pictures Group Ltd	725,444
594,000		China Gas Holdings Ltd	758,859
5,269,799	e	GCL Poly Energy Holdings Ltd	679,605
508,000	*,e	Goldin Properties Holdings Ltd	347,693
448,000		Haier Electronics Group Co Ltd	790,889
17,580,000		Imperial Pacific International Holdings Ltd	357,140
900,000		New World China Land Ltd	873,835
530,000		Nine Dragons Paper Holdings Ltd	334,221
479,000		Shimao Property Holdings Ltd	675,317
1,512,000		Sino Biopharmaceutical	1,041,899
878,500	e	Sun Art Retail Group Ltd	495,606
		TOTAL HONG KONG	7,080,508

HUNGARY - 0.3%
19,079		MOL Hungarian Oil and Gas plc	927,652
76,702	e	OTP Bank	1,631,665
41,186		Richter Gedeon Rt	803,772
		TOTAL HUNGARY	3,363,089

INDIA - 8.4%
71,235	*,m	Aditya Birla Fash	234,427
211,594		Ambuja Cements Ltd	613,552
20,374		Apollo Hospitals Enterprise Ltd	444,074
388,979		Ashok Leyland Ltd	516,998
101,154		Asian Paints Ltd	1,301,999
18,105		Associated Cement Co Ltd	332,385
91,811		Aurobindo Pharma Ltd	1,135,770
29,745		Bajaj Holdings and Investment Ltd	1,031,369
36,229		Bharat Forge Ltd	447,417
220,017		Bharat Heavy Electricals	453,065
79,753		Bharat Petroleum Corp Ltd	1,051,226
422,675		Bharti Airtel Ltd	1,813,824
140,588	*	Bharti Infratel Ltd	752,903
2,565		Bosch Ltd	663,463
69,715		Cadila Healthcare Ltd	313,999
205,851		Cairn India Ltd	374,217
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

120,861		Cipla Ltd	$1,047,943
293,811		Coal India Ltd	1,390,680
9,130		Container Corp Of India Ltd	160,357
148,355		Dabur India Ltd	550,253
25,689		Divi S Laboratories Ltd	433,771
40,579		Dr Reddy’s Laboratories Ltd	1,853,755
4,384		Eicher Motors Ltd	1,074,608
129,367		GAIL India Ltd	705,853
1,505		GlaxoSmithKline Consumer Healthcare Ltd	129,458
49,643		Glenmark Pharmaceuticals Ltd	568,196
32,517		Godrej Consumer Products Ltd	588,499
192,292		HCL Technologies Ltd	2,466,886
18,935	*	Hero Honda Motors Ltd	719,218
403,161		Hindalco Industries Ltd	423,753
261,195		Hindustan Lever Ltd	3,155,631
509,082		Housing Development Finance Corp	8,911,609
401,612		ICICI Bank Ltd	1,367,858
394,773		Idea Cellular Ltd	603,703
101,411		Indiabulls Housing Finance Ltd	1,063,747
624,170		Infosys Technologies Ltd	10,729,790
793,909		ITC Ltd	3,764,524
30,106	*	JSW Steel Ltd	471,963
113,118		Larsen & Toubro Ltd	1,849,884
100,687	*	LIC Housing Finance Ltd	713,496
75,835		Lupin Ltd	1,920,682
91,078		Mahindra & Mahindra Financial Services Ltd	280,638
128,626		Mahindra & Mahindra Ltd	2,349,697
127,054		Marico Ltd	416,776
37,039		Maruti Suzuki India Ltd	2,244,816
111,727		Motherson Sumi Systems Ltd	441,202
296,381	*	Mundra Port and Special Economic Zone Ltd	934,465
8,142		Nestle India Ltd	659,791
342,880		NTPC Ltd	723,465
13,054		Piramal Healthcare Ltd	191,077
94,394		Power Finance Corp Ltd	245,697
354,267	*	Reliance Communication Ventures Ltd	327,444
474,814		Reliance Industries Ltd	7,282,682
105,379		Rural Electrification Corp Ltd	301,134
322,899	*	Sesa Sterlite Ltd	347,064
2,043		Shree Cement Ltd	319,090
48,881		Shriram Transport Finance Co Ltd	611,042
25,419		Siemens India Ltd	384,315
526,823		State Bank of India	1,408,142
334,082	*	Sun Pharmaceutical Industries Ltd	4,324,321
164,854		Tata Consultancy Services Ltd	5,831,193
283,467	*	Tata Motors Ltd	1,422,031
356,525		Tata Power Co Ltd	317,313
114,171		Tata Steel Ltd	424,121
79,672		Tech Mahindra Ltd	591,912
13,134		Ultra Tech Cement Ltd	552,381
18,893		United Breweries Ltd	216,012
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

95,256		United Phosphorus Ltd	$617,714
21,515	*	United Spirits Ltd	792,563
212,537		Wipro Ltd	1,769,040
204,380		ZEE Telefilms Ltd	1,272,103
		TOTAL INDIA	95,746,046

INDONESIA - 2.7%
7,349,000		Adaro Energy Tbk	283,752
3,855,500		Bank Rakyat Indonesia	3,179,737
447,300		Indofood CBP Sukses Makmur Tbk	473,741
585,800		PT AKR Corporindo Tbk	314,485
197,200		PT Astra Agro Lestari Tbk	246,661
6,931,800		PT Astra International Tbk	3,295,705
4,296,100		PT Bank Central Asia Tbk	4,119,277
1,026,066		PT Bank Danamon Indonesia Tbk	303,883
3,267,171		PT Bank Mandiri Persero Tbk	2,307,282
2,364,093		PT Bank Negara Indonesia	852,458
2,356,000		PT Bumi Serpong Damai	299,940
2,475,300		PT Charoen Pokphand Indonesia Tbk	609,670
997,500	*	PT Excelcomindo Pratama	267,745
2,020,300		PT Global MediaCom Tbk	118,195
175,600		PT Gudang Garam Tbk	748,773
135,300		PT Hanjaya Mandala Sampoerna Tbk	1,019,628
500,700		PT Indocement Tunggal Prakarsa Tbk	724,434
1,300,500		PT Indofood Sukses Makmur Tbk	591,752
584,700		PT Jasa Marga Tbk	246,087
6,652,100		PT Kalbe Farma Tbk	650,430
6,071,300		PT Lippo Karawaci Tbk	467,064
802,900		PT Matahari Department Store Tbk	942,595
1,577,800		PT Media Nusantara Citra Tbk	138,028
3,961,600		PT Perusahaan Gas Negara Persero Tbk	700,208
1,043,300		PT Semen Gresik Persero Tbk	846,763
3,316,600		PT Summarecon Agung Tbk	353,602
1,725,800		PT Surya Citra Media Tbk	342,022
17,304,400		PT Telekomunikasi Indonesia Persero Tbk	4,245,445
518,500		PT Unilever Indonesia Tbk	1,390,870
570,200		PT United Tractors Tbk	728,753
579,100	*	Tower Bersama Infrastructure	267,400
		TOTAL INDONESIA	31,076,385

KOREA, REPUBLIC OF - 15.3%
11,200		Amorepacific Corp	3,817,527
3,146		Amorepacific Corp (Preference)	608,992
2,771		BGF retail Co Ltd	499,319
99,683		BS Financial Group, Inc	753,460
24,162	*,e	Celltrion, Inc	2,282,897
25,429	*	Cheil Communications, Inc	483,632
26,394	*	Cheil Industries, Inc	3,326,241
2,765		CJ CheilJedang Corp	951,856
5,015		CJ Corp	1,239,097
6,668	*	CJ E&M Corp	515,630
8,877		Daelim Industrial Co	584,490
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

44,028	*	Daewoo Engineering & Construction Co Ltd	$204,676
18,314		Daewoo International Corp	237,665
65,213		Daewoo Securities Co Ltd	433,960
9,932		Daum Communications	913,706
6,518		DC Chemical Co Ltd	364,628
52,544		DGB Financial Group Co Ltd	393,071
14,824		Dongbu Insurance Co Ltd	841,996
12,877		Dongsuh Co, Inc	338,648
2,264		Doosan Corp	144,944
14,362		Doosan Heavy Industries and Construction Co Ltd	203,567
7,209		E-Mart Co Ltd	989,857
6,476		GLOVIS Co Ltd	1,111,690
18,269	*	GS Engineering & Construction Corp	390,086
22,128		GS Holdings Corp	936,648
9,811		GS Retail Co Ltd	538,106
11,573	m	Hanon Systems	517,555
99,755		Hana Financial Group, Inc	1,795,165
25,275		Hankook Tire Co Ltd	985,675
4,221		Hanmi Holdings Co Ltd	563,297
1,774		Hanmi Pharm Co Ltd	1,054,523
3,005		Hanssem Co Ltd	688,068
37,107		Hanwha Chemical Corp	816,396
15,925		Hanwha Corp	491,239
5,342		Honam Petrochemical Corp	1,242,435
11,950		Hotel Shilla Co Ltd	654,602
200,624		Hynix Semiconductor, Inc	4,630,605
7,633		Hyosung Corp	699,067
5,144		Hyundai Department Store Co Ltd	551,182
20,510		Hyundai Development Co	779,450
26,981		Hyundai Engineering & Construction Co Ltd	832,324
14,411	*	Hyundai Heavy Industries	1,120,485
19,163		Hyundai Marine & Fire Insurance Co Ltd	518,833
23,270		Hyundai Mobis	5,055,432
52,713		Hyundai Motor Co	5,910,844
12,846		Hyundai Motor Co Ltd (2nd Preference)	1,090,746
8,514		Hyundai Motor Co Ltd (Preference)	693,635
27,378		Hyundai Steel Co	1,125,368
5,540		Hyundai Wia Corp	491,552
96,356		Industrial Bank of Korea	932,285
40,187		Kangwon Land, Inc	1,388,082
131,162		KB Financial Group, Inc	3,355,101
2,073		KCC Corp	763,067
7,177		KEPCO Plant Service & Engineering Co Ltd	598,488
89,652		Kia Motors Corp	3,403,896
14,071		Korea Aerospace Industries Ltd	840,207
87,490		Korea Electric Power Corp	3,840,658
2,508	*	Korea Express Co Ltd	461,351
11,459		Korea Gas Corp	359,554
13,711		Korea Investment Holdings Co Ltd	536,440
5,581		Korea Kumho Petrochemical	237,708
68,326		Korea Life Insurance Co Ltd	394,945
2,982		Korea Zinc Co Ltd	1,088,631
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

13,452	*	Korean Air Lines Co Ltd	$279,845
9,181	*	KT Corp	211,680
37,731		KT&G Corp	3,257,285
16,045		LG Chem Ltd	4,014,948
2,611		LG Chem Ltd (Preference)	475,447
32,213		LG Corp	1,993,217
36,653		LG Electronics, Inc	1,787,054
3,256		LG Household & Health Care Ltd	2,714,257
5,319		LG Innotek Co Ltd	369,358
68,222		LG Telecom Ltd	553,296
78,150		LG.Philips LCD Co Ltd	1,436,351
226		Lotte Chilsung Beverage Co Ltd	411,534
210		Lotte Confectionery Co Ltd	423,538
3,902		Lotte Shopping Co Ltd	776,224
24,245		Mirae Asset Securities Co Ltd	384,929
9,620		Naver Corp	5,072,334
5,898		NCsoft	1,161,109
1,242		Orion Corp	1,073,041
437		Ottogi Corp	516,917
9,803		Pacific Corp	1,228,851
20,175		Paradise Co Ltd	252,103
24,192		POSCO	3,626,099
5,778		S1 Corp (Korea)	491,581
10,475		Samsung Card Co	333,795
19,921		Samsung Electro-Mechanics Co Ltd	924,903
37,956		Samsung Electronics Co Ltd	36,720,618
7,073		Samsung Electronics Co Ltd (Preference)	5,950,207
12,213		Samsung Fire & Marine Insurance Co Ltd	3,048,604
56,297		Samsung Heavy Industries Co Ltd	495,976
27,670		Samsung Life Insurance Co Ltd	2,548,594
19,172		Samsung SDI Co Ltd	1,516,814
10,830		Samsung SDS Co Ltd	2,018,317
19,754		Samsung Securities Co Ltd	628,441
145,638		Shinhan Financial Group Co Ltd	4,707,438
2,185		Shinsegae Co Ltd	389,267
12,093		SK C&C Co Ltd	2,391,798
23,866	*	SK Energy Co Ltd	2,637,517
49,287		SK Networks Co Ltd	225,595
3,104		SK Telecom Co Ltd	544,477
17,393		S-Oil Corp	1,145,101
18,448		Woongjin Coway Co Ltd	1,518,099
107,463		Woori Bank	794,313
48,259		Woori Investment & Securities Co Ltd	389,072
2,776		Yuhan Corp	776,321
		TOTAL KOREA, REPUBLIC OF	175,831,545

MALAYSIA - 3.5%
368,700		AirAsia BHD	126,734
318,400		Alliance Financial Group BHD	261,745
668,800		AMMB Holdings BHD	704,293
468,600		Astro Malaysia Holdings BHD	315,503
169,493		Berjaya Sports Toto BHD	127,681
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

47,500		British American Tobacco Malaysia BHD	$661,913
1,159,400		Bumi Armada BHD	292,212
1,827,231		Bumiputra-Commerce Holdings BHD	1,833,358
1,210,596		Dialog Group BHD	462,463
1,242,200		Digi.Com BHD	1,462,168
377,000		Felda Global Ventures Holdings BHD	157,062
599,700		Gamuda BHD	660,893
781,175		Genting BHD	1,484,752
69,500		Genting Plantations BHD	191,355
196,700		HAP Seng Consolidated BHD	340,852
250,500		Hartalega Holdings BHD	325,560
194,787		Hong Leong Bank BHD	615,239
69,106		Hong Leong Credit BHD	230,355
900,000		IHH Healthcare BHD	1,423,037
938,800		IJM Corp BHD	781,798
1,032,300		IOI Corp BHD	1,209,799
400,833		IOI Properties Group Sdn BHD	206,368
149,100		Kuala Lumpur Kepong BHD	860,110
120,700		Lafarge Malayan Cement BHD	267,254
1,651,752		Malayan Banking BHD	3,421,005
313,576		Malaysia Airports Holdings BHD	438,886
584,700		Maxis BHD	807,618
384,200		MISC BHD	813,514
980,500		Petronas Chemicals Group BHD	1,702,166
132,300		Petronas Dagangan BHD	813,223
253,200		Petronas Gas BHD	1,401,189
166,500		PPB Group BHD	666,855
899,340		Public Bank BHD	3,990,873
976,100		Resorts World BHD	1,053,559
155,001		RHB Capital BHD	203,804
1,256,900		Sapurakencana Petroleum BHD	575,611
1,058,028		Sime Darby BHD	2,056,897
397,465		Telekom Malaysia BHD	623,922
1,187,850		Tenaga Nasional BHD	3,896,936
913,403		TM International BHD	1,236,697
219,900		UMW Holdings BHD	372,524
307,800		Westports Holdings BHD	301,489
1,386,800		YTL Corp BHD	522,150
581,269		YTL Power International BHD	205,952
		TOTAL MALAYSIA	40,107,374

MEXICO - 4.4%
957,550		Alfa S.A. de C.V. (Class A)	1,780,187
10,928,970		America Movil S.A. de C.V. (Series L)	7,706,663
4,792,134	*,e	Cemex S.A. de C.V.	2,166,504
182,160		Coca-Cola Femsa S.A. de C.V.	1,280,501
64,100		El Puerto de Liverpool SAB de C.V.	764,630
124,925		Embotelladoras Arca SAB de C.V.	746,681
817,700		Fibra Uno Administracion S.A. de C.V.	1,639,209
646,237		Fomento Economico Mexicano S.A. de C.V.	6,121,486
324,286	e	Gentera SAB de C.V.	579,997
63,200		Gruma SAB de C.V.	957,526
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

102,828		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	$863,658
65,020		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	888,848
528,320	*	Grupo Bimbo S.A. de C.V. (Series A)	1,475,635
177,998		Grupo Carso S.A. de C.V. (Series A1)	715,515
87,300		Grupo Comercial Chedraui S.a. DE C.V.	228,192
872,887		Grupo Financiero Banorte S.A. de C.V.	4,554,110
773,732		Grupo Financiero Inbursa S.A.	1,243,073
593,500		Grupo Financiero Santander Mexico SAB de C.V.	913,593
199,700		Grupo Lala SAB de C.V.	472,998
1,305,556		Grupo Mexico S.A. de C.V. (Series B)	2,531,538
834,826		Grupo Televisa S.A.	4,424,114
51,227		Industrias Penoles S.A. de C.V.	485,757
510,342		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,220,021
338,196	e	Mexichem SAB de C.V.	697,732
210,700	*,e	OHL Mexico SAB de CV	195,973
78,400		Promotora y Operadora de Infraestructura SAB de C.V.	895,876
1,830,189		Wal-Mart de Mexico SAB de C.V.	4,599,248
		TOTAL MEXICO	50,149,265

NETHERLANDS - 0.3%
827,511	e	Steinhoff International Holdings NV	3,974,699
		TOTAL NETHERLANDS	3,974,699

PERU - 0.4%
82,322	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	329,288
22,590		Credicorp Ltd (NY)	2,289,722
55,742	e	Southern Copper Corp (NY)	1,444,833
		TOTAL PERU	4,063,843

PHILIPPINES - 1.4%
709,400		Aboitiz Equity Ventures, Inc	872,237
472,600		Aboitiz Power Corp	413,680
648,600		Alliance Global Group, Inc	201,810
74,258		Ayala Corp	1,063,410
2,569,800		Ayala Land, Inc	1,705,325
567,236		Banco de Oro Universal Bank	1,220,078
292,610		Bank of the Philippine Islands	539,488
1,227,500		DMCI Holdings, Inc	295,273
12,040		Globe Telecom, Inc	473,097
27,170		GT Capital Holdings, Inc	738,709
180,030		International Container Term Services, Inc	230,586
853,230		JG Summit Holdings (Series B)	1,204,584
149,720		Jollibee Foods Corp	647,054
3,331,900		Megaworld Corp	251,366
4,266,600		Metro Pacific Investments Corp	495,022
143,102		Metropolitan Bank & Trust	213,823
34,290		Philippine Long Distance Telephone Co	1,602,249
2,989,000		PNOC Energy Development Corp	345,964
475,000		Robinsons Land Corp	250,274
55,640		SM Investments Corp	973,117
2,770,375		SM Prime Holdings	1,239,194
312,900		Universal Robina	1,272,687
		TOTAL PHILIPPINES	16,249,027
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

POLAND - 1.2%
14,744	*	Alior Bank S.A.	$218,200
8,150		Bank Handlowy w Warszawie S.A.	149,817
155,462	*	Bank Millennium S.A.	205,764
45,716		Bank Pekao S.A.	1,538,121
10,630	*	Bank Zachodni WBK S.A.	681,718
4,389	*	BRE Bank S.A.	340,304
6,467		CCC S.A.	189,637
45,713	*	Cyfrowy Polsat S.A.	241,008
84,749		Enea S.A.	244,473
89,184		Energa S.A.	296,457
26,188		Eurocash S.A.	354,527
63,330	*	Grupa Lotos S.A.	398,118
51,953		KGHM Polska Miedz S.A.	735,443
398		LPP S.A.	523,315
799,354		Polish Oil & Gas Co	1,020,212
289,718		Polska Grupa Energetyczna S.A.	984,750
123,684		Polski Koncern Naftowy Orlen S.A.	1,896,835
299,760	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,815,414
192,232		Powszechny Zaklad Ubezpieczen S.A.	1,531,691
95,708		Synthos S.A.	90,853
303,984		Tauron Polska Energia S.A.	202,434
248,472		Telekomunikacja Polska S.A.	395,358
13,692	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	347,212
		TOTAL POLAND	14,401,661

QATAR - 1.0%
34,886	*	Barwa Real Estate Co	310,790
57,201	*	Commercial Bank of Qatar QSC	627,921
44,859	*	Doha Bank QSC	452,894
273,408	*	Ezdan Holding Group QSC	1,005,196
51,941	*	Industries Qatar QSC	1,468,031
123,869	*	Masraf Al Rayan	1,153,814
27,725	*	Ooredoo QSC	602,644
9,632	*	Qatar Electricity & Water Co	491,137
118,665	*	Qatar Gas Transport Co Ltd	680,617
30,820	*	Qatar Insurance Co SAQ	709,821
19,449	*	Qatar Islamic Bank SAQ	457,066
59,980	*	Qatar National Bank	2,715,324
119,125	*	Vodafone Qatar	345,881
		TOTAL QATAR	11,021,136

ROMANIA - 0.1%
73,480		New Europe Property Investments plc	792,193
		TOTAL ROMANIA	792,193

RUSSIA - 3.6%
44,386		AFK Sistema (GDR)	250,337
2,376,876		Gazprom OAO (ADR)	8,587,311
188,630		LUKOIL PJSC (ADR)	6,417,389
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

85,006		Magnit OAO (GDR)	$3,336,181
27,913		MegaFon OAO (GDR)	335,012
181,250		MMC Norilsk Nickel PJSC (ADR)	2,100,115
177,749		Mobile TeleSystems (ADR)	1,244,243
27,625		NovaTek OAO (GDR)	2,400,784
591,919		Rosneft Oil Co (GDR)	2,126,934
41,908		Rostelecom (ADR)	278,739
527,849		RusHydro PJSC (ADR)	462,396
964,020		Sberbank of Russian Federation (ADR)	5,337,350
81,516		Severstal (GDR)	661,296
683,755		Surgutneftegaz (ADR)	3,340,250
103,631		Tatneft PAO (ADR)	2,829,229
995,123		VTB Bank OJSC (GDR)	1,876,008
		TOTAL RUSSIA	41,583,574

SOUTH AFRICA - 6.4%
331,683	*,m	African Bank Investments Ltd	209
22,127	*,e	Anglo American Platinum Ltd	325,144
145,298	*	AngloGold Ashanti Ltd	1,254,498
116,753		Aspen Pharmacare Holdings Ltd	1,987,740
106,672		Barclays Africa Group Ltd	973,012
78,862		Barloworld Ltd	353,337
108,479		Bidvest Group Ltd	2,505,117
116,766	*,e	Brait S.A.	1,217,002
10,464		Capitec Bank Holdings Ltd	318,691
92,038	e	Coronation Fund Managers Ltd	354,826
114,053		Discovery Holdings Ltd	929,819
91,939	e	Exxaro Resources Ltd	355,785
1,179,347		FirstRand Ltd	3,345,671
217,592		Fortress Income Fund Ltd	475,333
268,000		Fortress Income Fund Ltd (A Shares)	245,646
72,103		Foschini Ltd	562,702
264,956		Gold Fields Ltd	909,214
120,662		Gold Reef Resorts Ltd	171,818
784,941		Growthpoint Properties Ltd	1,131,912
87,240		Hyprop Investments Ltd	557,033
262,245	*,e	Impala Platinum Holdings Ltd	547,865
59,528		Imperial Holdings Ltd	457,166
76,006		Investec Ltd	494,683
30,961		Liberty Holdings Ltd	218,293
329,147	e	Life Healthcare Group Holdings Pte Ltd	727,052
45,598		Massmart Holdings Ltd	260,406
168,304		Mediclinic International Ltd	1,279,775
341,129		Metropolitan Holdings Ltd	488,665
41,845		Mondi Ltd	692,402
81,614		Mr Price Group Ltd	842,288
576,281		MTN Group Ltd	5,092,542
137,289		Naspers Ltd (N Shares)	17,349,626
63,296		Nedbank Group Ltd	751,928
310,672		Network Healthcare Holdings Ltd	661,042
88,637	e	Pick’n Pay Stores Ltd	328,004
41,354		Pioneer Foods Ltd	345,114
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

27,904		PSG Group Ltd	$321,201
209,892		Rand Merchant Investment Holdings Ltd	524,501
1,334,954		Redefine Properties Ltd	801,538
168,462		Remgro Ltd	2,671,478
87,042		Resilient REIT Ltd	650,144
241,937		RMB Holdings Ltd	864,157
604,859		Sanlam Ltd	2,227,284
181,321	*	Sappi Ltd	825,938
200,476		Sasol Ltd	5,273,829
158,463		Shoprite Holdings Ltd	1,463,218
53,392		Spar Group Ltd	617,426
424,448		Standard Bank Group Ltd	3,022,063
91,536		Telkom S.A. Ltd	370,748
57,302		Tiger Brands Ltd	1,052,867
147,622	e	Truworths International Ltd	916,848
117,496		Vodacom Group Pty Ltd	1,078,014
341,755		Woolworths Holdings Ltd	2,022,084
		TOTAL SOUTH AFRICA	73,214,698

TAIWAN - 12.0%
1,163,912	*	Acer, Inc	403,903
2,174,372		Advanced Semiconductor Engineering, Inc	2,335,645
111,850		Advantech Co Ltd	671,833
743,512		Asia Cement Corp	584,847
721,000	*	Asia Pacific Telecom Co Ltd	245,499
245,500		Asustek Computer, Inc	1,990,278
2,770,000		AU Optronics Corp	720,349
59,000		Casetek Holdings Ltd	306,131
229,000		Catcher Technology Co Ltd	1,703,829
2,844,270		Cathay Financial Holding Co Ltd	3,106,302
357,518		Chailease Holding Co Ltd	570,145
1,479,391		Chang Hwa Commercial Bank	741,369
558,490		Cheng Shin Rubber Industry Co Ltd	863,041
179,170		Chicony Electronics Co Ltd	372,040
704,000	*	China Airlines	239,666
4,378,754		China Development Financial Holding Corp	1,046,972
1,022,987		China Life Insurance Co Ltd (Taiwan)	726,568
3,798,850		China Steel Corp	2,030,723
5,363,693		Chinatrust Financial Holding Co	2,519,283
1,336,600		Chunghwa Telecom Co Ltd	4,141,165
1,354,000		Compal Electronics, Inc	788,502
677,929		Delta Electronics, Inc	2,869,421
2,296,482		E.Sun Financial Holding Co Ltd	1,191,947
65,400		Eclat Textile Co Ltd	931,897
527,967	*	Eva Airways Corp	278,002
524,491		Evergreen Marine Corp Tawain Ltd	183,840
1,029,852		Far Eastern Textile Co Ltd	736,581
571,000		Far EasTone Telecommunications Co Ltd	1,180,127
109,520		Feng TAY Enterprise Co Ltd	589,077
3,103,074		First Financial Holding Co Ltd	1,416,408
1,133,270		Formosa Chemicals & Fibre Corp	2,445,799
620,000		Formosa Petrochemical Corp	1,534,559
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,458,600		Formosa Plastics Corp	$3,392,147
234,000		Formosa Taffeta Co Ltd	208,771
323,052		Foxconn Technology Co Ltd	625,813
2,311,812		Fubon Financial Holding Co Ltd	2,552,502
2,866,112		Fuhwa Financial Holdings Co Ltd	889,999
89,000		Giant Manufacturing Co Ltd	587,699
14,000		Hermes Microvision, Inc	346,748
240,500		High Tech Computer Corp	575,247
301,290		Highwealth Construction Corp	279,792
84,290		Hiwin Technologies Corp	311,273
4,949,310		Hon Hai Precision Industry Co, Ltd	11,643,768
83,000		Hotai Motor Co Ltd	854,610
2,015,853		Hua Nan Financial Holdings Co Ltd	899,568
2,711,061		InnoLux Display Corp	774,846
774,000	*	Inotera Memories, Inc	667,119
678,060		Inventec Co Ltd	508,612
35,000		Largan Precision Co Ltd	2,512,064
638,120		Lite-On Technology Corp	678,945
522,961		MediaTek, Inc	3,401,319
3,765,046		Mega Financial Holding Co Ltd	2,400,509
75,000		Merida Industry Co Ltd	331,716
1,668,860		Nan Ya Plastics Corp	2,920,417
210,000		Novatek Microelectronics Corp Ltd	880,400
35,000	*	OBI Pharma, Inc	636,699
657,000		Pegatron Technology Corp	1,501,358
50,000		Phison Electronics Corp	363,759
765,000		Pou Chen Corp	957,569
238,000		Powertech Technology, Inc	499,843
203,000		President Chain Store Corp	1,342,347
938,000		Quanta Computer, Inc	1,495,118
178,814		Radiant Opto-Electronics Corp	349,551
160,085		Realtek Semiconductor Corp	398,300
335,111		Ruentex Development Co Ltd	387,715
148,730		Ruentex Industries Ltd	244,325
2,062,093		Shin Kong Financial Holding Co Ltd	395,886
763,169		Siliconware Precision Industries Co	1,181,845
91,490		Simplo Technology Co Ltd	276,897
3,085,524		SinoPac Financial Holdings Co Ltd	829,662
141,836		Standard Foods Corp	340,471
403,000		Synnex Technology International Corp	379,077
2,524,266		Taishin Financial Holdings Co Ltd	820,277
1,247,082	*	Taiwan Business Bank	301,366
1,149,914		Taiwan Cement Corp	925,036
2,285,970		Taiwan Cooperative Financial Holding	950,372
373,000		Taiwan Fertilizer Co Ltd	472,441
568,200		Taiwan Mobile Co Ltd	1,709,594
8,460,000		Taiwan Semiconductor Manufacturing Co Ltd	36,428,141
610,000		Teco Electric and Machinery Co Ltd	478,866
77,000		Transcend Information, Inc	208,598
1,670,569		Uni-President Enterprises Corp	2,793,593
3,866,000		United Microelectronics Corp	1,506,462
276,000		Vanguard International Semiconductor Corp	396,224
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

745,186		Wistron Corp	$423,446
458,500		WPG Holdings Co Ltd	446,408
255,000		Yulon Motor Co Ltd	226,903
126,127		Zhen Ding Technology Holding Ltd	268,125
		TOTAL TAIWAN	137,645,906

THAILAND - 2.0%
365,100		Advanced Info Service PCL (Foreign)	1,737,869
97,900		Airports of Thailand PCL (Foreign)	1,041,343
1,167,400		Bangkok Dusit Medical Services PCL	721,817
562,600		Banpu PCL (Foreign)	266,966
439,900		BEC World PCL (Foreign)	371,853
970,600		BTS Group Holdings PCL (Foreign)	222,027
79,300		Bumrungrad Hospital PCL (Foreign)	491,114
245,600		Central Pattana PCL (Foreign)	309,368
551,900		Charoen Pokphand Foods PCL	303,741
1,563,000		CP Seven Eleven PCL (Foreign)	1,793,135
59,000		Delta Electronics Thai PCL	131,842
372,900		Energy Absolute PCL (Foreign)	234,219
185,100		Glow Energy PCL (Foreign)	398,995
578,926		Home Product Center PCL (Foreign)	110,826
368,278		Indorama Ventures PCL (Foreign)	219,015
6,194,600		IRPC PCL (Foreign)	744,857
646,300		Kasikornbank PCL (Foreign)	3,097,331
1,447,950		Krung Thai Bank PCL (Foreign)	710,249
340,870		Minor International PCL (Foreign)	324,390
818,584		PTT Exploration & Production PCL (Foreign)	1,327,003
705,641		PTT Global Chemical PCL (Foreign)	1,074,763
401,900		PTT PCL (Foreign)	2,689,612
166,750		Siam Cement PCL (Foreign)	2,017,760
395,800		Siam Commercial Bank PCL (Foreign)	1,453,332
484,900		Thai Oil PCL (Foreign)	880,082
296,000		Thai Union Group PCL	153,360
3,120,700		TMB Bank PCL (Foreign)	227,021
2,298,746	*	True Corp PCL	461,040
		TOTAL THAILAND	23,514,930

TURKEY - 1.4%
770,944		Akbank TAS	1,884,003
75,143		Anadolu Efes Biracilik Ve Malt Sanayii AS	465,935
67,500		Arcelik AS	352,621
71,591		BIM Birlesik Magazalar AS	1,211,644
33,549		Coca-Cola Icecek AS	372,746
544,473		Emlak Konut Gayrimenkul Yatiri	476,833
155,983		Enka Insaat ve Sanayi AS	232,248
440,037		Eregli Demir ve Celik Fabrikalari TAS	461,919
21,083		Ford Otomotiv Sanayi AS	230,897
298,499		Haci Omer Sabanci Holding AS	866,955
199,445		KOC Holding AS	800,512
189,465	*	Petkim Petrokimya Holding	223,916
62,388		TAV Havalimanlari Holding AS	370,242
34,364		Tofas Turk Otomobil Fabrik	237,645
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

58,972	*	Tupras Turkiye Petrol Rafine	$1,499,051
207,305	*	Turk Hava Yollari	514,785
158,987		Turk Sise ve Cam Fabrikalari AS	161,312
114,226		Turk Telekomunikasyon AS	209,242
301,614		Turkcell Iletisim Hizmet AS	1,075,888
834,789		Turkiye Garanti Bankasi AS	2,109,589
221,205		Turkiye Halk Bankasi AS	765,658
490,980		Turkiye Is Bankasi (Series C)	771,020
227,268		Turkiye Vakiflar Bankasi Tao	291,300
49,172		Ulker Biskuvi Sanayi AS	314,611
238,577		Yapi ve Kredi Bankasi	300,755
		TOTAL TURKEY	16,201,327

UNITED ARAB EMIRATES - 0.8%
648,245	*	Abu Dhabi Commercial Bank PJSC	1,073,044
988,802	*	Aldar Properties PJSC	592,664
727,619	*	Arabtec Holding Co	237,036
56,868		DP World Ltd	1,003,754
899,608	*	Dubai Financial Market	281,278
346,758	*	Dubai Islamic Bank PJSC	545,451
566,736	*	Emaar Malls Group PJSC	353,379
1,229,077		Emaar Properties PJSC	1,654,962
594,792		Emirates Telecommunications Group Co PJSC	2,655,936
312,735		First Gulf Bank PJSC	856,804
237,116	*	National Bank of Abu Dhabi PJSC	480,563
		TOTAL UNITED ARAB EMIRATES	9,734,871

UNITED STATES - 3.0%
438,000	e	iShares Core MSCI Emerging Markets ETF	16,354,920
594,000	e	iShares MSCI Emerging Markets	18,164,520
		TOTAL UNITED STATES	34,519,440

		TOTAL COMMON STOCKS	1,143,830,121
		(Cost $1,407,660,206)

PREFERRED STOCKS - 0.2%

BRAZIL - 0.2%
1,230,933		ITAUSA Investimentos Itau PR	2,130,531
		TOTAL BRAZIL	2,130,531

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	646
		TOTAL PHILIPPINES	646

		TOTAL PREFERRED STOCKS	2,131,177
		(Cost $4,031,701)
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
7,805	m	Banco Bradesco S.A.	$781
27,270	m	Banco Bradesco S.A.	6,136
		TOTAL BRAZIL	6,917

INDIA - 0.0%
131,606	*	Tata Motors Ltd (DVR)	518,039
		TOTAL INDIA	518,039

		TOTAL RIGHTS / WARRANTS	524,956
		(Cost $0)

SHORT-TERM INVESTMENTS - 3.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
36,847,026	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	36,847,026
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	36,847,026
		TOTAL SHORT-TERM INVESTMENTS	36,847,026
		(Cost $36,847,026)

		TOTAL INVESTMENTS - 103.0%	1,183,333,280
		(Cost $1,448,538,933)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(34,521,351)
		NET ASSETS - 100.0%	$1,148,811,929

Abbreviation(s):

ADR	American Depositary Receipt
DVR	Differential Voting Rights
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,816,625.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2016, the aggregate value of these securities amounted to $2,700,195 or 0.2% of net assets.
m	Indicates a security that has been deemed illiquid.
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$319,514,406	27.8%
INFORMATION TECHNOLOGY	231,260,022	20.1
CONSUMER DISCRETIONARY	109,660,794	9.6
CONSUMER STAPLES	95,788,349	8.3
ENERGY	81,962,056	7.1
TELECOMMUNICATION SERVICES	78,717,941	6.9
INDUSTRIALS	76,832,419	6.7
MATERIALS	67,177,081	5.9
UTILITIES	52,165,926	4.5
HEALTH CARE	33,407,260	2.9
SHORT-TERM INVESTMENTS	36,847,026	3.2
OTHER ASSETS & LIABILITIES, NET	(34,521,351)	(3.0)

NET ASSETS	$1,148,811,929	100.0%

296

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUSTRALIA - 6.6%
352,072		AGL Energy Ltd	$4,695,296
1,271,745	e	Alumina Ltd	951,922
613,131		Amcor Ltd	5,846,795
1,552,315		AMP Ltd	5,982,063
584,200		APA Group	3,561,347
281,064		Aristocrat Leisure Ltd	2,065,417
328,751		Asciano Group	2,084,170
901,853		AusNet Services	944,445
1,510,002		Australia & New Zealand Banking Group Ltd	26,212,114
100,837		Australian Stock Exchange Ltd	3,050,101
193,067		Bank of Queensland Ltd	1,808,517
232,642		Bendigo Bank Ltd	1,789,578
1,683,409		BHP Billiton Ltd	18,487,127
1,101,684		BHP Billiton plc	10,697,495
399,485	e	Boral Ltd	1,603,011
822,460		Brambles Ltd	6,570,119
140,313		Caltex Australia Ltd	3,752,324
303,343		Challenger Financial Services Group Ltd	1,726,446
57,991		CIMIC Group Ltd	1,000,186
294,081		Coca-Cola Amatil Ltd	1,760,600
29,482		Cochlear Ltd	1,976,027
891,401		Commonwealth Bank of Australia	50,387,005
244,672		Computershare Ltd	1,826,686
189,604	e	Crown Resorts Ltd	1,672,358
244,126		CSL Ltd	18,184,718
507,769		Dexus Property Group	2,678,134
1,223,538		DUET Group (ASE Exchange)	2,013,532
28,454	e	Flight Centre Travel Group Ltd	795,182
821,910	e	Fortescue Metals Group Ltd	1,032,913
925,296		GPT Group (ASE)	3,236,761
283,752	e	Harvey Norman Holdings Ltd	904,816
936,234		Healthscope Ltd	1,480,004
227,413		Iluka Resources Ltd	892,244
871,063		Incitec Pivot Ltd	1,941,582
1,267,006		Insurance Australia Group Ltd	4,792,248
289,153		Lend Lease Corp Ltd	2,700,134
928,471		Macquarie Goodman Group	4,065,516
156,469		Macquarie Group Ltd	8,070,924
1,446,598		Medibank Pvt Ltd	2,592,741
1,909,295		Mirvac Group	2,606,983
1,377,501		National Australia Bank Ltd	27,365,436
406,647	*	Newcrest Mining Ltd	3,822,766
714,692		Oil Search Ltd	3,358,544
191,641	e	Orica Ltd	1,952,993
297

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

917,979		Origin Energy Ltd	$2,716,885
131,300	e	Platinum Asset Mangement Ltd	607,808
279,724		Qantas Airways Ltd	777,859
717,370		QBE Insurance Group Ltd	5,611,606
1,119,066		QR National Ltd	2,959,109
74,231		Ramsay Health Care Ltd	3,222,838
27,283	e	REA Group Ltd	1,035,587
896,802		Santos Ltd	2,056,722
2,775,008		Scentre Group	8,668,451
172,915	e	Seek Ltd	1,800,166
197,150		Sonic Healthcare Ltd	2,599,101
2,711,663	*	South32 Ltd	1,903,268
1,242,512		Stockland Trust Group	3,645,626
674,983		Suncorp-Metway Ltd	5,631,085
639,059		Sydney Airport	3,009,261
431,815	*	Tabcorp Holdings Ltd	1,419,574
756,271		Tattersall’s Ltd	2,249,695
2,276,093		Telstra Corp Ltd	9,171,181
149,938		TPG Telecom Ltd	1,080,280
1,085,855		Transurban Group (ASE)	8,371,586
391,950		Treasury Wine Estates Ltd	2,551,012
1,756,809		Vicinity Centres	3,657,455
591,443		Wesfarmers Ltd	17,845,588
1,036,227		Westfield Corp	7,376,488
1,743,940		Westpac Banking Corp	38,621,738
388,615		Woodside Petroleum Ltd	7,832,287
666,722	e	Woolworths Ltd	11,590,748
		TOTAL AUSTRALIA	412,952,324

AUSTRIA - 0.2%
40,902		Andritz AG.	1,901,877
154,512	*	Erste Bank der Oesterreichischen Sparkassen AG.	4,463,327
69,565	*,e,m	Immoeast AG.	0
76,756		OMV AG.	1,975,724
63,619	*,e	Raiffeisen International Bank Holding AG.	802,454
57,215		Voestalpine AG.	1,504,702
		TOTAL AUSTRIA	10,648,084

BELGIUM - 1.5%
111,136		Ageas	4,513,335
421,924		Anheuser-Busch InBev NV	53,063,920
76,057		Belgacom S.A.	2,629,081
36,960		Colruyt S.A.	1,976,220
54,041		Delhaize Group	5,672,144
39,075		Groupe Bruxelles Lambert S.A.	2,970,797
131,473		KBC Groep NV	7,534,294
43,372	e	Solvay S.A.	3,593,067
33,973	*	Telenet Group Holding NV	1,768,429
65,864		UCB S.A.	5,631,431
49,677	e	Umicore	1,826,395
		TOTAL BELGIUM	91,179,113
298

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHILE - 0.0%
239,405	e	Antofagasta plc	$1,306,478
		TOTAL CHILE	1,306,478

CHINA - 0.0%
943,000		Yangzijiang Shipbuilding	621,312
		TOTAL CHINA	621,312

DENMARK - 1.9%
1,975		AP Moller - Maersk AS (Class A)	2,496,336
3,619		AP Moller - Maersk AS (Class B)	4,656,288
55,939		Carlsberg AS (Class B)	4,716,079
51,488		Christian Hansen Holding	3,152,460
57,805		Coloplast AS	4,745,692
368,416		Danske Bank AS	9,914,610
100,230		DSV AS	3,900,589
77,162		ISS A.S.	2,727,926
1,028,850		Novo Nordisk AS	57,480,210
122,240		Novozymes AS	5,102,198
57,755		Pandora AS	7,726,781
416,994		TDC AS	1,790,758
58,904		Tryg A.S.	1,126,309
119,903		Vestas Wind Systems AS	7,845,768
13,050	*	William Demant Holding	1,150,368
		TOTAL DENMARK	118,532,372

FINLAND - 1.0%
73,633		Elisa Oyj (Series A)	2,666,925
247,626		Fortum Oyj	3,893,785
175,199	e	Kone Oyj (Class B)	7,700,719
58,368	e	Metso Oyj	1,204,368
67,222		Neste Oil Oyj	2,106,019
2,857,601		Nokia Oyj	20,584,621
59,252		Nokian Renkaat Oyj	2,014,580
52,742		Orion Oyj (Class B)	1,740,074
235,311		Sampo Oyj (A Shares)	11,394,761
289,354		Stora Enso Oyj (R Shares)	2,358,162
280,828		UPM-Kymmene Oyj	4,576,603
77,056		Wartsila Oyj (B Shares)	3,461,154
		TOTAL FINLAND	63,701,771

FRANCE - 9.5%
110,181		Accor S.A.	4,184,483
15,469		Aeroports de Paris	1,752,328
180,458		Air Liquide	18,661,059
293,241	*	Alcatel S.A.	1,162,771
80,066	*,e	Alstom RGPT	2,148,464
35,067		Arkema	2,190,316
45,333		Atos Origin S.A.	3,583,734
1,027,863		AXA S.A.	25,401,299
555,882		BNP Paribas	26,333,136
434,679		Bollore	1,754,334
299

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

104,404		Bouygues S.A.	$4,086,803
135,844		Bureau Veritas S.A.	2,587,905
86,057		Cap Gemini S.A.	7,863,952
289,184		Carrefour S.A.	8,230,408
29,473	e	Casino Guichard Perrachon S.A.	1,335,980
28,617		Christian Dior S.A.	4,839,895
91,280		CNP Assurances	1,220,642
255,800		Compagnie de Saint-Gobain	10,542,607
552,791		Credit Agricole S.A.	5,516,337
66,001		Dassault Systemes S.A.	5,101,450
107,556		Edenred	2,023,645
122,112		Electricite de France	1,596,797
107,873		Essilor International S.A.	13,382,922
22,166		Eurazeo	1,353,100
310,055		European Aeronautic Defence and Space Co	19,501,236
88,675		Eutelsat Communications	2,865,929
19,529		Fonciere Des Regions	1,659,313
1,042,100		France Telecom S.A.	18,503,156
767,787		Gaz de France	12,250,479
17,415		Gecina S.A.	2,238,649
309,223		Groupe Danone	21,297,844
267,846		Groupe Eurotunnel S.A.	3,077,898
14,510		Hermes International	4,936,495
22,356		Icade	1,588,787
15,083		Iliad S.A.	3,782,184
18,053		Imerys S.A.	1,117,220
28,782		Ingenico	3,397,573
36,076		JC Decaux S.A.	1,420,534
113,043		Klepierre	4,899,508
57,590		Lagardere S.C.A.	1,636,581
137,636		Legrand S.A.	7,581,066
131,851		L’Oreal S.A.	22,536,592
146,477		LVMH Moet Hennessy Louis Vuitton S.A.	23,560,307
97,430		Michelin (C.G.D.E.) (Class B)	8,888,864
492,329		Natixis	2,408,761
56,709		Numericable SAS	2,251,592
111,135		Pernod-Ricard S.A.	13,006,517
229,911	*	Peugeot S.A.	3,418,720
39,763		PPR	6,700,961
98,260		Publicis Groupe S.A.	5,894,157
13,188	e	Remy Cointreau S.A.	947,195
101,090		Renault S.A.	8,577,781
156,331		Rexel S.A.	1,851,381
163,930		Safran S.A.	10,619,793
620,045		Sanofi-Aventis	51,563,353
292,962		Schneider Electric S.A.	15,631,207
77,281		SCOR SE	2,693,879
14,926		Societe BIC S.A.	2,430,943
381,404		Societe Generale	14,549,643
49,141	e	Sodexho Alliance S.A.	4,812,794
156,204		Suez Environnement S.A.	2,895,631
55,040		Technip S.A.	2,564,564
300

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

54,263		Thales S.A.	$4,130,216
1,140,478		Total S.A.	50,661,058
51,682		Unibail-Rodamco	13,027,046
41,532		Valeo S.A.	5,396,597
235,878		Veolia Environnement	5,686,808
250,807		Vinci S.A.	16,991,474
606,616	e	Vivendi Universal S.A.	13,187,881
17,850		Wendel	1,787,520
107,595		Zodiac S.A.	2,243,679
		TOTAL FRANCE	589,525,733

GERMANY - 8.7%
109,327		Adidas-Salomon AG.	11,257,690
239,542		Allianz AG.	38,766,595
22,340		Axel Springer AG.	1,163,298
481,870		BASF SE	32,118,168
433,742		Bayer AG.	48,816,022
173,028		Bayerische Motoren Werke AG.	14,410,648
27,233		Bayerische Motoren Werke AG. (Preference)	1,875,061
52,202		Beiersdorf AG.	4,817,928
80,454		Brenntag AG.	3,947,692
558,672	*	Commerzbank AG.	4,540,041
57,395		Continental AG.	12,044,187
504,878		Daimler AG. (Registered)	35,348,398
242,699		Deutsche Annington Immobilien SE	7,397,164
723,150		Deutsche Bank AG.	12,959,541
100,325		Deutsche Boerse AG.	8,560,989
127,415	*	Deutsche Lufthansa AG.	1,868,370
506,952		Deutsche Post AG.	12,286,898
1,688,421		Deutsche Telekom AG.	29,400,247
175,781		Deutsche Wohnen AG.	4,634,305
1,048,710		E.ON AG.	10,745,933
71,347		Evonik Industries AG.	2,202,638
20,856		Fraport AG. Frankfurt Airport Services Worldwide	1,264,951
113,988		Fresenius Medical Care AG.	10,123,360
199,416		Fresenius SE	13,232,812
36,436		Fuchs Petrolub AG. (Preference)	1,494,342
95,905		GEA Group AG.	4,023,513
31,321		Hannover Rueckversicherung AG.	3,296,460
73,037		HeidelbergCement AG.	5,380,138
56,882		Henkel KGaA	5,245,061
92,849		Henkel KGaA (Preference)	9,865,356
35,082		Hugo Boss AG.	2,794,023
600,515		Infineon Technologies AG.	8,035,757
100,519	e	K&S AG.	2,125,025
14,048		Kabel Deutschland Holding AG.	1,799,902
47,383		Lanxess AG.	1,956,308
97,170		Linde AG.	13,222,420
21,749		MAN AG.	2,197,589
67,364		Merck KGaA	5,865,554
93,551	e	Metro AG.	2,650,786
86,896		Muenchener Rueckver AG.	16,742,373
301

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

54,636		Osram Licht AG.	$2,439,304
85,203		Porsche AG.	3,864,144
112,386		ProSiebenSat. Media AG.	5,615,240
257,281		RWE AG.	3,603,865
515,523		SAP AG.	41,079,416
415,542		Siemens AG.	39,829,591
63,859		Symrise AG.	4,141,208
300,239		Telefonica Deutschland Holding AG.	1,489,213
192,864		ThyssenKrupp AG.	2,979,990
276,241		TUI AG. (DI)	4,691,342
63,895		United Internet AG.	3,306,786
20,590	e	Volkswagen AG.	2,702,801
97,325		Volkswagen AG. (Preference)	11,333,650
44,708	*,g	Zalando SE	1,539,671
		TOTAL GERMANY	539,093,764

HONG KONG - 2.9%
6,326,000		AIA Group Ltd	35,169,150
127,300	e	ASM Pacific Technology	926,073
613,704	e	Bank of East Asia Ltd	1,803,990
1,939,500		BOC Hong Kong Holdings Ltd	5,163,169
624,000		Cathay Pacific Airways Ltd	984,835
332,000		Cheung Kong Infrastructure Holdings Ltd	3,122,607
1,433,336		Cheung Kong Property Holdings Ltd	7,769,165
1,420,836		CK Hutchison Holdings Ltd	17,752,916
991,000		CLP Holdings Ltd	8,324,519
1,195,750		First Pacific Co	824,515
1,226,000		Galaxy Entertainment Group Ltd	3,851,749
1,168,000		Hang Lung Properties Ltd	2,154,524
410,300		Hang Seng Bank Ltd	6,822,306
606,311		Henderson Land Development Co Ltd	3,302,615
1,310,000	e,g	HK Electric Investments & HK Electric Investments Ltd	1,025,341
1,401,640		HKT Trust and HKT Ltd	1,841,028
3,641,521		Hong Kong & China Gas Ltd	6,409,969
727,000		Hong Kong Electric Holdings Ltd	6,645,013
597,919	e	Hong Kong Exchanges and Clearing Ltd	13,250,265
306,200		Hongkong Land Holdings Ltd	1,929,318
332,792		Hysan Development Co Ltd	1,289,465
338,123		Kerry Properties Ltd	782,556
2,948,600		Li & Fung Ltd	1,696,168
1,184,991		Link REIT	6,798,270
49,900	e	Melco Crown Entertainment Ltd (ADR)	760,476
767,900		MTR Corp	3,476,688
2,890,015		New World Development Co Ltd	2,365,819
2,300,999	e	Noble Group Ltd	508,581
837,334	e	NWS Holdings Ltd	1,248,428
2,153,937		PCCW Ltd	1,292,044
1,260,400		Sands China Ltd	4,402,254
612,192		Shangri-La Asia Ltd	570,310
1,573,546		Sino Land Co	2,021,557
1,008,000		SJM Holdings Ltd	665,231
907,186		Sun Hung Kai Properties Ltd	9,842,283
302

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

304,500		Swire Pacific Ltd (Class A)	$2,937,453
613,400		Swire Properties Ltd	1,596,065
718,500		Techtronic Industries Co	2,726,132
3,044,000	*,g	WH Group Ltd	1,743,048
714,762		Wharf Holdings Ltd	3,344,889
473,000		Wheelock & Co Ltd	1,810,865
384,000		Yue Yuen Industrial Holdings	1,326,219
		TOTAL HONG KONG	182,277,868

IRELAND - 0.9%
14,277,801	*	Bank of Ireland	4,708,911
432,562		CRH plc	11,473,514
510,524		Experian Group Ltd	8,708,954
67,097	*,m	Irish Bank Resolution Corp Ltd	0
237,803		James Hardie Industries NV	2,755,604
81,879		Kerry Group plc (Class A)	6,676,638
40,148	*	Ryanair Holdings plc	597,362
9,777		Ryanair Holdings plc (ADR)	766,028
310,797		Shire Ltd	17,433,232
		TOTAL IRELAND	53,120,243

ISRAEL - 0.7%
17,747		Azrieli Group	626,337
613,402		Bank Hapoalim Ltd	2,849,165
729,481	*	Bank Leumi Le-Israel	2,402,409
996,731		Bezeq Israeli Telecommunication Corp Ltd	2,148,711
35,316	*,e	Check Point Software Technologies	2,783,254
2,524		Delek Group Ltd	435,444
255,184		Israel Chemicals Ltd	1,028,433
81,039		Mizrahi Tefahot Bank Ltd	909,735
29,552		Nice Systems Ltd	1,773,218
479,056		Teva Pharmaceutical Industries Ltd	29,436,629
		TOTAL ISRAEL	44,393,335

ITALY - 2.0%
610,783		Assicurazioni Generali S.p.A.	9,170,754
213,365		Autostrade S.p.A.	5,590,669
6,662,441		Banca Intesa S.p.A.	18,982,419
487,335		Banca Intesa S.p.A. RSP	1,295,796
1,373,668	*	Banca Monte dei Paschi di Siena S.p.A	997,085
466,918		Banche Popolari Unite Scpa	2,187,953
188,612	*	Banco Popolare SC	1,756,815
932,989		Enel Green Power S.p.A	1,828,607
3,714,082		Enel S.p.A.	15,248,833
1,335,884		ENI S.p.A.	19,386,513
50,800		Exor S.p.A.	1,656,035
65,687	*,e	Ferrari NV	2,604,410
210,726	*	Finmeccanica S.p.A.	2,510,355
583,427		Fondiaria-Sai S.p.A	1,239,704
91,837		Luxottica Group S.p.A.	5,740,578
295,717		Mediobanca S.p.A.	2,369,993
102,253		Prysmian S.p.A.	2,103,868
303

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

179,991	*,e	Saipem S.p.A.	$111,561
1,098,076		Snam Rete Gas S.p.A.	6,161,153
3,158,294		Telecom Italia RSP	2,842,343
6,044,814	*	Telecom Italia S.p.A.	6,727,781
768,923		Terna Rete Elettrica Nazionale S.p.A.	4,120,648
2,503,508		UniCredit S.p.A	9,678,109
		TOTAL ITALY	124,311,982

JAPAN - 22.8%
14,100		ABC-Mart, Inc	767,472
210,500	*,e	Acom Co Ltd	956,543
341,300		Aeon Co Ltd	4,555,042
53,800		AEON Financial Service Co Ltd	1,237,670
59,000		Aeon Mall Co Ltd	901,720
82,000		Air Water, Inc	1,303,798
100,600		Aisin Seiki Co Ltd	4,271,741
297,000		Ajinomoto Co, Inc	7,063,877
93,400		Alfresa Holdings Corp	1,740,147
600,000		All Nippon Airways Co Ltd	1,761,028
94,400		Alps Electric Co Ltd	1,871,622
180,200		Amada Co Ltd	1,701,934
589,000		Aozora Bank Ltd	1,972,861
202,900		Asahi Breweries Ltd	6,512,441
494,000		Asahi Glass Co Ltd	3,012,042
666,000		Asahi Kasei Corp	4,327,248
85,100		Asics Corp	1,579,904
1,108,000		Astellas Pharma, Inc	15,341,990
175,000		Bank of Kyoto Ltd	1,357,544
578,000		Bank of Yokohama Ltd	3,082,889
48,700	e	Benesse Holdings Inc	1,361,872
339,400		Bridgestone Corp	12,365,008
123,500		Brother Industries Ltd	1,248,048
38,300		Calbee, Inc	1,591,623
561,100		Canon, Inc	15,678,493
106,200	e	Casio Computer Co Ltd	2,060,611
75,700		Central Japan Railway Co	14,050,944
356,000		Chiba Bank Ltd	2,202,148
338,000		Chubu Electric Power Co, Inc	4,341,091
116,658		Chugai Pharmaceutical Co Ltd	3,573,798
81,600		Chugoku Bank Ltd	971,392
153,600		Chugoku Electric Power Co, Inc	2,047,815
138,400		Citizen Watch Co Ltd	844,446
76,800		Credit Saison Co Ltd	1,443,971
286,000		Dai Nippon Printing Co Ltd	2,675,755
150,200		Daicel Chemical Industries Ltd	2,209,603
95,700	e	Daihatsu Motor Co Ltd	1,493,996
566,600		Dai-ichi Mutual Life Insurance Co	7,831,401
343,500		Daiichi Sankyo Co Ltd	7,152,016
123,100		Daikin Industries Ltd	8,317,422
37,000		Daito Trust Construction Co Ltd	4,704,030
316,000		Daiwa House Industry Co Ltd	8,921,661
304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

872,000		Daiwa Securities Group, Inc	$5,449,049
255,800		Denso Corp	11,032,141
113,200		Dentsu, Inc	6,016,148
61,300		Don Quijote Co Ltd	2,075,924
175,000		East Japan Railway Co	16,085,624
132,600		Eisai Co Ltd	8,014,896
76,800		Electric Power Development Co	2,591,154
30,500		FamilyMart Co Ltd	1,427,291
102,800		Fanuc Ltd	13,763,851
28,000		Fast Retailing Co Ltd	9,053,695
292,000		Fuji Electric Holdings Co Ltd	1,015,114
307,100		Fuji Heavy Industries Ltd	12,567,418
243,300		Fujifilm Holdings Corp	9,400,582
973,000		Fujitsu Ltd	4,063,169
394,000		Fukuoka Financial Group, Inc	1,672,124
230,200	e	GungHo Online Entertainment Inc	612,063
186,000		Gunma Bank Ltd	1,029,878
211,000		Hachijuni Bank Ltd	1,179,891
122,200		Hakuhodo DY Holdings, Inc	1,302,257
73,900	*	Hamamatsu Photonics KK	1,836,295
593,000		Hankyu Hanshin Holdings, Inc	3,699,463
10,000		Hikari Tsushin, Inc	660,114
133,800		Hino Motors Ltd	1,518,390
15,500	*	Hirose Electric Co Ltd	1,761,383
259,000		Hiroshima Bank Ltd	1,296,650
30,000		Hisamitsu Pharmaceutical Co, Inc	1,349,823
58,200		Hitachi Chemical Co Ltd	1,023,206
57,600		Hitachi Construction Machinery Co Ltd	839,916
35,900		Hitachi High-Technologies Corp	1,018,701
2,539,000		Hitachi Ltd	12,547,802
110,900		Hitachi Metals Ltd	1,247,797
634,000		Hokuhoku Financial Group, Inc	1,176,007
92,200		Hokuriku Electric Power Co	1,304,778
855,500		Honda Motor Co Ltd	23,190,027
21,200		Hoshizaki Electric Co Ltd	1,482,540
219,400		Hoya Corp	8,469,338
44,100		Idemitsu Kosan Co Ltd	661,447
78,100		Iida Group Holdings Co Ltd	1,392,282
499,600		Inpex Holdings, Inc	4,448,149
185,080		Isetan Mitsukoshi Holdings Ltd	2,350,285
724,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,547,076
311,400		Isuzu Motors Ltd	3,155,397
831,100		Itochu Corp	9,767,853
23,900	*	Itochu Techno-Science Corp	388,096
128,800		Iyo Bank Ltd	1,091,844
124,900		J Front Retailing Co Ltd	1,722,656
63,600		Japan Airlines Co Ltd	2,387,120
21,900	e	Japan Airport Terminal Co Ltd	878,526
214,400	*	Japan Post Bank Co Ltd	2,606,838
236,400	*	Japan Post Holdings Co Ltd	3,114,509
430		Japan Prime Realty Investment Corp	1,548,303
687		Japan Real Estate Investment Corp	3,649,339
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,259		Japan Retail Fund Investment Corp	$2,666,896
578,300		Japan Tobacco, Inc	22,648,379
256,000		JFE Holdings, Inc	3,470,342
110,000		JGC Corp	1,744,926
332,000		Joyo Bank Ltd	1,348,314
99,200		JSR Corp	1,440,613
107,900		JTEKT Corp	1,740,916
1,164,200		JX Holdings, Inc	4,446,083
443,000		Kajima Corp	2,505,926
77,200		Kakaku.com, Inc	1,497,760
122,000		Kamigumi Co Ltd	1,099,466
146,000		Kaneka Corp	1,397,264
368,000	*	Kansai Electric Power Co, Inc	4,000,420
119,900		Kansai Paint Co Ltd	1,675,176
264,300		Kao Corp	14,183,748
740,000		Kawasaki Heavy Industries Ltd	2,291,391
918,600	*	KDDI Corp	23,261,347
265,000		Keihan Electric Railway Co Ltd	1,662,175
242,000		Keihin Electric Express Railway Co Ltd	2,005,539
301,000		Keio Corp	2,675,077
145,000		Keisei Electric Railway Co Ltd	1,927,651
24,000		Keyence Corp	11,325,253
77,000	e	Kikkoman Corp	2,566,715
943,000		Kintetsu Corp	3,888,546
428,800		Kirin Brewery Co Ltd	6,089,409
1,612,000		Kobe Steel Ltd	1,566,470
55,100		Koito Manufacturing Co Ltd	2,552,970
484,900		Komatsu Ltd	7,250,078
48,300	e	Konami Corp	1,118,464
237,800		Konica Minolta Holdings, Inc	2,004,409
19,200		Kose Corp	1,784,635
588,500		Kubota Corp	8,698,021
181,000		Kuraray Co Ltd	2,183,264
55,800		Kurita Water Industries Ltd	1,186,819
168,600		Kyocera Corp	7,030,513
120,200		Kyowa Hakko Kogyo Co Ltd	1,742,543
223,900	*,e	Kyushu Electric Power Co, Inc	2,419,557
185,300	*	Kyushu Financial Group, Inc	1,155,835
34,200		Lawson, Inc	2,700,310
139,500		LIXIL Group Corp	2,944,170
102,400	e	M3, Inc	2,348,595
26,200		Mabuchi Motor Co Ltd	1,414,507
62,400		Makita Corp	3,512,289
861,200		Marubeni Corp	4,119,015
119,200		Marui Co Ltd	1,891,167
24,800	e	Maruichi Steel Tube Ltd	702,266
1,158,100		Matsushita Electric Industrial Co Ltd	10,874,739
283,800		Mazda Motor Corp	5,164,511
39,300		McDonald’s Holdings Co Japan Ltd	775,125
71,100		Mediceo Paltac Holdings Co Ltd	1,153,218
64,300		MEIJI Holdings Co Ltd	5,397,210
167,000		Minebea Co Ltd	1,308,728
28,100		Miraca Holdings, Inc	1,159,669
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

711,700		Mitsubishi Chemical Holdings Corp	$3,969,324
709,900		Mitsubishi Corp	11,379,640
1,016,000		Mitsubishi Electric Corp	9,429,580
656,000		Mitsubishi Estate Co Ltd	12,986,617
209,000		Mitsubishi Gas Chemical Co, Inc	998,948
1,581,000		Mitsubishi Heavy Industries Ltd	6,213,635
64,000		Mitsubishi Logistics Corp	877,569
578,000		Mitsubishi Materials Corp	1,782,897
335,399		Mitsubishi Motors Corp	2,708,539
6,701,480		Mitsubishi UFJ Financial Group, Inc	34,364,484
247,300		Mitsubishi UFJ Lease & Finance Co Ltd	1,227,741
896,200		Mitsui & Co Ltd	10,186,803
425,000		Mitsui Chemicals, Inc	1,860,537
494,000		Mitsui Fudosan Co Ltd	11,629,190
583,000		Mitsui OSK Lines Ltd	1,155,177
264,000		Mitsui Sumitomo Insurance Group Holdings, Inc	7,170,502
1,742,000		Mitsui Trust Holdings, Inc	5,569,866
23,000		Mixi Inc	736,929
12,395,207		Mizuho Financial Group, Inc	21,446,427
106,600		Murata Manufacturing Co Ltd	12,330,194
64,700		Nabtesco Corp	1,119,445
452,000		Nagoya Railroad Co Ltd	2,061,437
92,800		Namco Bandai Holdings, Inc	2,111,162
1,356,000		NEC Corp	3,591,410
69,000		Nexon Co Ltd	1,119,957
138,000		NGK Insulators Ltd	2,885,391
92,488		NGK Spark Plug Co Ltd	2,185,160
83,400		NHK Spring Co Ltd	821,964
116,800		Nidec Corp	7,969,123
176,300	e	Nikon Corp	2,593,632
56,600		Nintendo Co Ltd	7,936,097
741		Nippon Building Fund, Inc	3,832,634
216,000		Nippon Electric Glass Co Ltd	1,117,945
430,000		Nippon Express Co Ltd	2,014,230
90,000		Nippon Meat Packers, Inc	1,746,385
76,000		Nippon Paint Co Ltd	1,452,684
766		Nippon ProLogis REIT, Inc	1,363,282
396,200		Nippon Steel Corp	7,101,603
394,100		Nippon Telegraph & Telephone Corp	16,777,862
846,000		Nippon Yusen Kabushiki Kaisha	1,814,952
1,306,800		Nissan Motor Co Ltd	12,997,059
110,900		Nisshin Seifun Group, Inc	1,795,279
33,200		Nissin Food Products Co Ltd	1,692,402
38,800		Nitori Co Ltd	3,151,561
87,000		Nitto Denko Corp	5,002,864
174,300		NKSJ Holdings, Inc	5,169,175
50,600		NOK Corp	1,051,975
1,908,100		Nomura Holdings, Inc	10,355,150
64,700		Nomura Real Estate Holdings, Inc	1,136,205
1,843	*	Nomura Real Estate Master Fund, Inc	2,267,090
63,600		Nomura Research Institute Ltd	2,307,918
244,000		NSK Ltd	2,528,606
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

65,300		NTT Data Corp	$3,146,426
750,700		NTT DoCoMo, Inc	16,649,202
93,900		NTT Urban Development Corp	921,895
340,300		Obayashi Corp	3,070,000
33,500		Obic Co Ltd	1,735,296
329,000		Odakyu Electric Railway Co Ltd	3,499,384
420,000		OJI Paper Co Ltd	1,696,202
143,000		Olympus Corp	5,576,122
101,600		Omron Corp	2,640,528
44,400		Ono Pharmaceutical Co Ltd	7,155,633
21,300		Oracle Corp Japan	967,355
104,900	*	Oriental Land Co Ltd	6,698,417
695,900		ORIX Corp	9,841,737
977,000		Osaka Gas Co Ltd	3,705,595
287,800		Osaka Securities Exchange Co Ltd	4,091,638
27,000		Otsuka Corp	1,339,441
210,000		Otsuka Holdings KK	7,064,722
50,500		Park24 Co Ltd	1,406,804
489,200		Rakuten, Inc	5,055,831
74,900		Recruit Holdings Co Ltd	2,364,599
1,143,300		Resona Holdings, Inc	5,257,763
371,000		Ricoh Co Ltd	3,587,018
18,900		Rinnai Corp	1,735,651
51,100		Rohm Co Ltd	2,322,281
12,500		Ryohin Keikaku Co Ltd	2,651,256
26,500		Sankyo Co Ltd	1,013,464
26,400	e	Sanrio Co Ltd	611,336
196,200	*	Santen Pharmaceutical Co Ltd	3,134,279
113,440		SBI Holdings, Inc	1,134,663
109,900		Secom Co Ltd	7,658,020
96,100		Sega Sammy Holdings, Inc	905,609
63,300		Seibu Holdings, Inc	1,266,023
145,600	*	Seiko Epson Corp	2,041,729
218,400		Sekisui Chemical Co Ltd	2,669,305
314,100		Sekisui House Ltd	4,944,237
396,700		Seven & I Holdings Co Ltd	17,693,796
308,400		Seven Bank Ltd	1,313,471
92,300		Shikoku Electric Power Co, Inc	1,341,061
132,000		Shimadzu Corp	2,043,860
11,500	e	Shimamura Co Ltd	1,286,399
41,400		Shimano, Inc	6,604,328
306,000		Shimizu Corp	2,372,240
215,500		Shin-Etsu Chemical Co Ltd	11,006,939
925,000		Shinsei Bank Ltd	1,445,744
156,800		Shionogi & Co Ltd	6,842,662
187,500		Shiseido Co Ltd	3,539,292
271,000		Shizuoka Bank Ltd	2,365,745
154,200		Shoei Co Ltd	1,329,626
99,800		Showa Shell Sekiyu KK	814,544
28,300		SMC Corp	6,409,467
504,100		Softbank Corp	22,198,283
32,900		Sohgo Security Services Co Ltd	1,607,269
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

663,000		Sony Corp	$15,387,771
91,300		Sony Financial Holdings, Inc	1,510,751
74,000		Stanley Electric Co Ltd	1,628,586
784,009		Sumitomo Chemical Co Ltd	3,983,545
596,900		Sumitomo Corp	5,949,983
84,600	e	Sumitomo Dainippon Pharma Co Ltd	942,632
392,900		Sumitomo Electric Industries Ltd	5,176,827
288,000		Sumitomo Heavy Industries Ltd	1,140,186
261,000		Sumitomo Metal Mining Co Ltd	2,769,489
669,600		Sumitomo Mitsui Financial Group, Inc	22,464,147
195,000		Sumitomo Realty & Development Co Ltd	5,466,294
107,600		Sumitomo Rubber Industries, Inc	1,365,637
71,700		Suntory Beverage & Food Ltd	3,315,991
93,600		Suruga Bank Ltd	1,699,359
40,500	*	Suzuken Co Ltd	1,400,894
190,000		Suzuki Motor Corp	5,833,565
76,700		Sysmex Corp	4,938,911
300,300		T&D Holdings, Inc	3,436,261
618,000		Taiheiyo Cement Corp	1,781,653
545,000		Taisei Corp	3,391,836
17,400		Taisho Pharmaceutical Holdings Co Ltd	1,173,080
76,300		Taiyo Nippon Sanso Corp	690,453
148,000		Takashimaya Co Ltd	1,267,582
414,700		Takeda Pharmaceutical Co Ltd	20,081,338
114,900		Tanabe Seiyaku Co Ltd	1,888,017
64,800		TDK Corp	3,559,419
498,000		Teijin Ltd	1,824,636
158,700		Terumo Corp	5,045,960
64,900		THK Co Ltd	1,037,016
526,000		Tobu Railway Co Ltd	2,565,456
59,500		Toho Co Ltd	1,555,716
212,000		Toho Gas Co Ltd	1,394,276
236,500		Tohoku Electric Power Co, Inc	2,970,039
357,800		Tokio Marine Holdings, Inc	12,801,949
764,700	*	Tokyo Electric Power Co, Inc	3,842,540
92,900		Tokyo Electron Ltd	6,015,324
1,195,000		Tokyo Gas Co Ltd	5,506,138
108,200		Tokyo Tatemono Co Ltd	1,164,053
590,000		Tokyu Corp	4,598,396
271,000		Tokyu Fudosan Holdings Corp	1,777,283
150,000		TonenGeneral Sekiyu KK	1,222,833
269,000		Toppan Printing Co Ltd	2,340,808
769,000		Toray Industries, Inc	6,518,669
2,207,000	*,e	Toshiba Corp	3,684,933
74,900		Toto Ltd	2,430,876
84,500		Toyo Seikan Kaisha Ltd	1,533,293
45,400		Toyo Suisan Kaisha Ltd	1,572,236
32,300		Toyoda Gosei Co Ltd	699,794
83,900		Toyota Industries Corp	4,210,958
1,435,400		Toyota Motor Corp	86,453,514
109,100		Toyota Tsusho Corp	2,497,003
54,600		Trend Micro, Inc	2,296,944
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

195,800		Uni-Charm Corp	$3,821,994
1,358		United Urban Investment Corp	1,858,586
113,500		USS Co Ltd	1,743,546
85,700		West Japan Railway Co	5,552,404
736,700		Yahoo! Japan Corp	2,810,448
45,200		Yakult Honsha Co Ltd	2,082,124
353,900		Yamada Denki Co Ltd	1,713,819
100,000	e	Yamaguchi Financial Group, Inc	1,082,876
88,100		Yamaha Corp	2,102,806
136,800		Yamaha Motor Co Ltd	2,740,188
177,100		Yamato Transport Co Ltd	3,888,365
57,000	e	Yamazaki Baking Co Ltd	1,243,337
124,500		Yaskawa Electric Corp	1,381,598
123,000		Yokogawa Electric Corp	1,377,241
53,000		Yokohama Rubber Co Ltd	794,563
		TOTAL JAPAN	1,418,478,475

JERSEY, C.I. - 0.1%
48,708		Randgold Resources Ltd	3,456,821
		TOTAL JERSEY, C.I.	3,456,821

LUXEMBOURG - 0.2%
548,499	e	ArcelorMittal	2,080,873
33,169		Millicom International Cellular S.A.	1,465,323
24,047		RTL Group	1,947,760
168,967		SES Global S.A.	4,418,059
236,856		Tenaris S.A.	2,452,850
		TOTAL LUXEMBOURG	12,364,865

MACAU - 0.0%
492,000	e	MGM China Holdings Ltd	592,299
835,600	e	Wynn Macau Ltd	904,782
		TOTAL MACAU	1,497,081

MEXICO - 0.0%
115,200		Fresnillo plc	1,192,423
		TOTAL MEXICO	1,192,423

NETHERLANDS - 3.3%
950,992		Aegon NV	5,377,834
46,392	*	AerCap Holdings NV	1,424,698
131,063		Akzo Nobel NV	8,407,291
199,345		Altice NV (Class A)	2,874,953
61,667	*	Altice NV (Class B)	912,620
181,859		ASML Holding NV	16,691,410
44,692		Boskalis Westminster	1,760,563
95,816		DSM NV	4,644,392
41,729		Gemalto NV	2,507,549
56,212		Heineken Holding NV	4,301,791
120,903		Heineken NV	10,498,273
2,032,131		ING Groep NV	23,150,624
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

437,155		Koninklijke Ahold NV	$9,888,293
499,780		Koninklijke Philips Electronics NV	13,309,003
36,889		Koninklijke Vopak NV	1,604,501
123,600		NN Group NV	4,187,442
71,039	*	NXP Semiconductors NV	5,312,296
44,459	*,e	OCI NV	804,592
67,802		Randstad Holdings NV	3,693,769
2,058,976		Royal Dutch Shell plc (A Shares)	44,979,342
1,283,786		Royal Dutch Shell plc (B Shares)	27,971,039
1,668,591		Royal KPN NV	6,456,863
253,778		TNT Express NV	2,164,968
156,167		Wolters Kluwer NV	5,318,023
		TOTAL NETHERLANDS	208,242,129

NEW ZEALAND - 0.2%
499,488		Auckland International Airport Ltd	1,802,029
381,779		Contact Energy Ltd	1,141,186
359,760		Fletcher Building Ltd	1,612,814
799,032	*	Meridian Energy Ltd	1,221,185
342,618		Mighty River Power Ltd	590,391
183,280		Ryman Healthcare Ltd	956,778
953,057		Telecom Corp of New Zealand Ltd	2,084,677
		TOTAL NEW ZEALAND	9,409,060

NORWAY - 0.5%
508,777		DNB NOR Holding ASA	6,138,932
102,719		Gjensidige Forsikring BA	1,634,473
704,942		Norsk Hydro ASA	2,343,521
424,672		Orkla ASA	3,440,443
39,888		Schibsted ASA	1,170,758
46,029	*	Schibsted ASA (B Shares)	1,292,604
586,728		Statoil ASA	8,028,473
394,046		Telenor ASA	6,427,767
93,858		Yara International ASA	3,558,130
		TOTAL NORWAY	34,035,101

PORTUGAL - 0.2%
23,876,795	*,e	Banco Comercial Portugues S.A.	1,010,057
1,207,904		Energias de Portugal S.A.	4,218,076
196,256		Galp Energia SGPS S.A.	2,328,504
131,969		Jeronimo Martins SGPS S.A.	1,840,481
		TOTAL PORTUGAL	9,397,118

SINGAPORE - 1.2%
1,112,208	*	Ascendas REIT	1,823,673
1,058,000		CapitaCommercial Trust	968,093
1,350,600		CapitaLand Ltd	2,935,937
1,271,530		CapitaMall Trust	1,786,470
213,100		City Developments Ltd	1,045,335
1,136,100		ComfortDelgro Corp Ltd	2,270,244
928,550		DBS Group Holdings Ltd	9,231,027
2,979,100	e	Genting Singapore plc	1,485,939
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,670,100		Global Logistic Properties	$1,979,357
3,682,547	e	Golden Agri-Resources Ltd	964,659
2,771,800		Hutchison Port Holdings Trust	1,324,383
61,409		Jardine Cycle & Carriage Ltd	1,622,533
750,400	e	Keppel Corp Ltd	2,676,144
1,610,594		Oversea-Chinese Banking Corp	9,013,022
513,860	e	SembCorp Industries Ltd	915,693
437,600	e	SembCorp Marine Ltd	483,866
279,433		Singapore Airlines Ltd	2,173,867
413,400		Singapore Exchange Ltd	2,059,430
848,200	e	Singapore Press Holdings Ltd	2,129,090
798,500		Singapore Technologies Engineering Ltd	1,619,727
4,201,303		Singapore Telecommunications Ltd	10,417,760
363,500		StarHub Ltd	866,600
1,250,600		Suntec Real Estate Investment Trust	1,396,827
679,258		United Overseas Bank Ltd	8,635,255
247,270	e	UOL Group Ltd	979,608
993,000		Wilmar International Ltd	2,007,690
		TOTAL SINGAPORE	72,812,229

SOUTH AFRICA - 0.1%
287,747		Investec plc	1,830,674
192,761		Mondi plc	3,142,582
		TOTAL SOUTH AFRICA	4,973,256

SPAIN - 3.0%
266,778		Abertis Infraestructuras S.A. (Continuous)	3,974,562
97,266		ACS Actividades Construccion y Servicios S.A.	2,471,090
34,951	*,g	Aena S.A.	3,891,584
229,601	e	Amadeus IT Holding S.A.	9,376,616
3,345,704		Banco Bilbao Vizcaya Argentaria S.A.	21,534,876
2,633,157	*,e	Banco de Sabadell S.A.	4,765,843
899,567	e	Banco Popular Espanol S.A.	2,430,580
7,590,486	e	Banco Santander S.A.	32,528,465
2,425,466		Bankia S.A.	2,413,689
353,736		Bankinter S.A.	2,468,496
1,354,804	e	CaixaBank S.A.	4,116,242
537,742		Corp Mapfre S.A.	1,207,904
320,339	e	Distribuidora Internacional de Alimentacion S.A.	1,726,770
110,411		Enagas	3,211,431
163,180		Endesa S.A.	3,159,044
245,693		Ferrovial S.A.	5,383,829
181,057		Gas Natural SDG S.A.	3,556,693
156,421		Grifols S.A.	3,264,701
2,830,216		Iberdrola S.A.	19,894,321
573,298		Inditex S.A.	18,866,790
56,161		Red Electrica de Espana	4,547,016
576,424		Repsol YPF S.A.	5,976,644
2,363,389	*	Telefonica S.A.	24,944,334
123,804	e	Zardoya Otis S.A.	1,304,251
		TOTAL SPAIN	187,015,771
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 2.7%
149,953		Alfa Laval AB	$2,585,364
524,845		Assa Abloy AB	11,124,160
352,788		Atlas Copco AB (A Shares)	7,552,041
202,507		Atlas Copco AB (B Shares)	4,135,907
156,474		Boliden AB	2,176,964
126,919		Electrolux AB (Series B)	2,764,577
1,597,874		Ericsson (LM) (B Shares)	14,193,080
105,297		Getinge AB (B Shares)	2,319,308
498,798		Hennes & Mauritz AB (B Shares)	16,334,244
135,352		Hexagon AB (B Shares)	4,513,494
216,842		Husqvarna AB (B Shares)	1,377,325
40,160	e	ICA Gruppen AB	1,420,352
84,534		Industrivarden AB	1,338,842
242,029		Investor AB (B Shares)	8,107,347
122,660		Kinnevik Investment AB (Series B)	3,164,332
120,979	*,e	Lundin Petroleum AB	1,739,388
1,591,820		Nordea Bank AB	16,029,153
559,509		Sandvik AB	4,682,137
161,340		Securitas AB (B Shares)	2,378,169
792,000		Skandinaviska Enskilda Banken AB (Class A)	7,633,695
196,751		Skanska AB (B Shares)	3,796,034
208,758		SKF AB (B Shares)	3,183,890
309,100		Svenska Cellulosa AB (B Shares)	9,160,995
779,511		Svenska Handelsbanken AB	9,808,118
478,644		Swedbank AB (A Shares)	10,038,508
100,949		Swedish Match AB	3,591,034
163,076		Tele2 AB	1,356,045
1,356,623		TeliaSonera AB	6,407,308
809,665		Volvo AB (B Shares)	7,354,061
		TOTAL SWEDEN	170,265,872

SWITZERLAND - 9.4%
1,152,395		ABB Ltd	19,913,391
53,952		Actelion Ltd	7,109,772
86,517		Adecco S.A.	5,311,292
45,754		Aryzta AG.	2,093,387
28,506		Baloise Holding AG.	3,494,403
1,163	e	Barry Callebaut AG.	1,331,399
273,406		Cie Financiere Richemont S.A.	17,770,264
104,187		Coca-Cola HBC AG.	2,133,505
942,831		Credit Suisse Group	16,702,597
21,207	*	Dufry Group	2,299,525
4,204		EMS-Chemie Holding AG.	1,764,578
2,005		Galenica AG.	2,801,360
19,608		Geberit AG.	6,950,421
4,814		Givaudan S.A.	9,015,100
6,523,585		Glencore Xstrata plc	8,410,813
223,087		Holcim Ltd	9,389,490
115,606		Julius Baer Group Ltd	4,907,106
28,102		Kuehne & Nagel International AG.	3,719,298
488		Lindt & Spruengli AG.	2,859,521
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

53		Lindt & Spruengli AG. (Registered)	$3,660,513
27,586		Lonza Group AG.	4,226,157
1,674,062		Nestle S.A.	123,332,100
1,194,442		Novartis AG.	92,537,497
17,155		Pargesa Holding S.A.	999,809
8,213		Partners Group	2,962,056
27,897		Phonak Holding AG.	3,350,901
368,675		Roche Holding AG.	95,495,730
22,385		Schindler Holding AG.	3,430,488
10,718		Schindler Holding AG. (Registered)	1,656,296
2,820		SGS S.A.	5,480,530
1,129		Sika AG.	4,040,281
327,710		STMicroelectronics NV	2,140,958
7,527		Sulzer AG.	686,476
16,130	e	Swatch Group AG.	5,516,592
30,834		Swatch Group AG. (Registered)	2,046,309
17,786		Swiss Life Holding	4,533,731
34,775		Swiss Prime Site AG.	2,782,977
184,818		Swiss Re Ltd	17,204,010
13,499		Swisscom AG.	6,714,724
48,768		Syngenta AG.	17,957,111
1,917,919		UBS AG.	31,693,915
135,789		Wolseley plc	6,736,034
78,861		Zurich Financial Services AG.	17,480,751
		TOTAL SWITZERLAND	584,643,168

UNITED KINGDOM - 17.8%
509,111		3i Group plc	3,227,892
474,065	e	Aberdeen Asset Management plc	1,671,011
122,443		Admiral Group plc	3,111,009
132,617		Aggreko plc	1,618,818
203,397		AMEC plc	1,204,243
753,437	e	Anglo American plc (London)	3,005,247
731,720		ARM Holdings plc	10,438,247
264,235		Ashtead Group plc	3,408,706
188,705		Associated British Foods plc	8,513,152
663,426		AstraZeneca plc	42,718,348
442,386	g	Auto Trader Group plc	2,483,396
2,119,563		Aviva plc	14,618,121
131,085		Babcock International Group	1,717,811
1,656,979		BAE Systems plc	12,254,758
8,803,340		Barclays plc	23,556,603
521,598		Barratt Developments plc	4,474,118
1,792,672		BG Group plc	27,128,145
9,600,244		BP plc	51,843,416
978,447		British American Tobacco plc	54,522,442
502,579		British Land Co plc	5,324,021
4,386,313		BT Group plc	30,526,996
175,768		Bunzl plc	4,702,241
231,623		Burberry Group plc	3,969,327
344,409		Capita Group plc	5,797,359
2,648,230		Centrica plc	7,770,186
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

487,436		CNH Industrial NV	$3,040,953
589,415		Cobham plc	2,139,930
864,682		Compass Group plc	14,881,059
71,209		Croda International plc	2,908,151
1,319,601		Diageo plc	35,525,645
700,953		Direct Line Insurance Group plc	3,765,163
82,239		easyJet plc	1,822,968
471,313	e	Fiat DaimlerChrysler Automobiles NV	3,299,924
893,260		GKN plc	3,574,071
2,553,149		GlaxoSmithKline plc	52,596,058
808,549		Group 4 Securicor plc	2,624,882
403,170		Hammerson plc	3,368,120
149,960		Hargreaves Lansdown plc	2,923,546
10,267,800		HSBC Holdings plc	72,413,839
288,135		ICAP plc	1,993,231
143,784		IMI plc	1,660,295
502,427	*	Imperial Tobacco Group plc	27,204,205
234,179		Inmarsat plc	3,687,025
122,247		InterContinental Hotels Group plc	4,017,333
426,115		International Consolidated Airlines Group S.A.	3,288,679
83,005		Intertek Group plc	3,364,271
2,009,044		ITV plc	7,680,316
703,033	e	J Sainsbury plc	2,468,408
100,841		Johnson Matthey plc	3,567,201
1,210,231		Kingfisher plc	5,663,404
412,077		Land Securities Group plc	6,462,745
3,101,705		Legal & General Group plc	10,825,936
466,658		Liberty International plc	1,996,976
29,913,738		Lloyds TSB Group plc	28,024,895
164,571		London Stock Exchange Group plc	5,827,356
862,465		Marks & Spencer Group plc	5,236,813
404,838		Meggitt plc	2,105,557
370,202	g	Merlin Entertainments plc	2,194,559
1,962,554		National Grid plc	27,649,829
504,798		New Carphone Warehouse plc	3,423,494
75,841		Next plc	7,517,089
2,585,862		Old Mutual plc	6,308,620
430,453		Pearson plc	4,859,591
159,489		Persimmon plc	4,653,773
137,432	e	Petrofac Ltd	1,566,186
76,595		Provident Financial plc	3,221,823
1,346,999		Prudential plc	26,463,378
335,211		Reckitt Benckiser Group plc	29,814,012
516,796		Reed Elsevier NV	8,623,494
590,515		Reed Elsevier plc	10,389,790
369,940		Rexam plc	3,171,926
220,811		Rio Tinto Ltd	6,235,649
654,683		Rio Tinto plc	16,053,978
964,406		Rolls-Royce Group plc	7,671,406
1,809,967	*	Royal Bank of Scotland Group plc	6,552,546
512,686		Royal Mail plc	3,370,583
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

526,348		RSA Insurance Group plc	$3,142,514
509,677		SABMiller plc	30,520,901
557,453		Sage Group plc	4,969,184
66,973		Schroders plc	2,616,719
520,219		Scottish & Southern Energy plc	10,794,203
392,274		Segro plc	2,461,731
132,172		Severn Trent plc	4,147,693
535,163		Sky plc	8,280,373
467,632		Smith & Nephew plc	7,789,704
201,965		Smiths Group plc	2,732,419
138,179	*	Sports Direct International plc	821,661
276,687		St. James’s Place plc	3,788,210
1,718,943		Standard Chartered plc	11,595,975
1,026,018		Standard Life plc	5,360,805
279,112		Tate & Lyle plc	2,501,017
1,685,424		Taylor Wimpey plc	4,647,289
4,269,903	*	Tesco plc	10,624,040
127,532		Travis Perkins plc	3,336,877
854,997		Unilever NV	37,873,078
672,356		Unilever plc	29,559,954
355,403		United Utilities Group plc	4,862,494
13,926,459		Vodafone Group plc	44,764,500
111,576		Weir Group plc	1,381,471
95,729		Whitbread plc	5,486,253
484,563		William Hill plc	2,697,633
1,150,169	e	WM Morrison Supermarkets plc	2,877,012
677,186		WPP plc	14,727,096
		TOTAL UNITED KINGDOM	1,103,667,100

UNITED STATES - 1.5%
95,960		Carnival plc	4,786,932
1,512,776	d,e	iShares MSCI EAFE Index Fund	83,928,812
42,028	*	Mobileye NV	1,140,220
114,480	*	Qiagen NV	2,615,242
3,934	*	Taro Pharmaceutical Industries Ltd	573,577
187,263	e	Transocean Ltd	1,963,945
		TOTAL UNITED STATES	95,008,728

		TOTAL COMMON STOCKS	6,148,123,576
		(Cost $6,249,481,790)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

ITALY - 0.0%
179,991	e	Saipem S.p.A	565,455
		TOTAL ITALY	565,455
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

SPAIN - 0.0%
97,266		ACS Actividades de Construccion y Servicios S.A.			$43,201
2,810,791	e,m	Iberdrola S.A.			334,257
		TOTAL SPAIN			377,458

		TOTAL RIGHTS / WARRANTS			942,913
		(Cost $4,885,988)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS – 3.8%

GOVERNMENT AGENCY DEBT - 0.2%
$11,000,000		Federal Home Loan Bank (FHLB)	0.180%	02/01/16	11,000,000
		TOTAL GOVERNMENT AGENCY DEBT			11,000,000

TREASURY DEBT - 0.8%
25,000,000		United States Treasury Bill	0.239	02/11/16	24,998,500
25,000,000		United States Treasury Bill	0.215	02/25/16	24,996,100
		TOTAL TREASURY DEBT			49,994,600

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%

173,692,701	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			173,692,701
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			173,692,701
		TOTAL SHORT-TERM INVESTMENTS			234,687,301
		(Cost $234,687,462)

		TOTAL INVESTMENTS - 102.7%			6,383,753,790
		(Cost $6,489,055,240)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(169,829,335)
		NET ASSETS - 100.0%			$6,213,924,455

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $166,364,378.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2016, the aggregate value of these securities amounted to $12,877,598 or 0.2% of net assets.
m	Indicates a security that has been deemed illiquid.
317

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$1,563,124,015	25.1%
CONSUMER DISCRETIONARY	800,752,427	12.9
INDUSTRIALS	770,357,102	12.4
CONSUMER STAPLES	768,808,252	12.4
HEALTH CARE	723,709,763	11.6
MATERIALS	370,859,275	6.0
INFORMATION TECHNOLOGY	315,844,198	5.1
TELECOMMUNICATION SERVICES	310,371,548	5.0
ENERGY	287,902,832	4.6
UTILITIES	237,337,077	3.8
SHORT-TERM INVESTMENTS	234,687,301	3.8
OTHER ASSETS & LIABILITIES, NET	(169,829,335)	(2.7)

NET ASSETS	$6,213,924,455	100.0%

318

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2016

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BONDS - 100.0%

CORPORATE BONDS - 43.7%

AZERBAIJAN - 0.6%
	$700,000		State Oil Co of the Azerbaijan Republic	4.750%	03/13/23	$574,532
	700,000		State Oil Co of the Azerbaijan Republic	6.950	03/18/30	572,950
			TOTAL AZERBAIJAN			1,147,482

BRAZIL - 1.9%
	1,050,000	g	GTL Trade Finance, Inc	5.893	04/29/24	712,425
	2,000,000	g	Odebrecht Finance Ltd	4.375	04/25/25	885,000
	183,780	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	40,431
	325,799	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	70,047
BRL	2,305,000	g	Oi S.A.	9.750	09/15/16	375,734
	$1,100,000	g	Oi S.A.	5.750	02/10/22	478,500
	1,125,000		Petrobras International Finance Co	5.750	01/20/20	884,194
	1,100,000	g	Samarco Mineracao S.A.	5.375	09/26/24	462,000
			TOTAL BRAZIL			3,908,331

CHILE - 2.7%
	700,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	644,266
	1,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,053,948
	1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	837,166
	1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,125,867
	1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	963,486
	1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	880,000
			TOTAL CHILE			5,504,733

CHINA - 2.3%
	1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,110,513
	1,150,000	g	ICBCIL Finance Co Ltd	3.200	11/10/20	1,158,854
	1,300,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	1,327,916
	1,100,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,105,782
			TOTAL CHINA			4,703,065

COLOMBIA - 2.6%
	1,940,000		Bancolombia S.A.	5.950	06/03/21	2,009,743
	1,100,000		Ecopetrol S.A.	5.375	06/26/26	880,000
	1,150,000	g	Millicom International Cellular S.A.	6.000	03/15/25	977,385
	300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	38,250
	1,100,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	136,026
	1,200,000	g	SUAM Finance BV	4.875	04/17/24	1,173,000
			TOTAL COLOMBIA			5,214,404
319

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CROATIA - 0.7%
	$1,450,000	g	Hrvatska Elektroprivreda	5.875%	10/23/22	$1,473,563
			TOTAL CROATIA			1,473,563

GUATEMALA - 0.5%
	1,300,000	g	Comcel Trust	6.875	02/06/24	1,040,000
			TOTAL GUATEMALA			1,040,000

INDIA - 2.1%
	1,775,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,758,622
	1,000,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,028,500
	1,300,000	g	Reliance Holdings USA	5.400	02/14/22	1,429,142
			TOTAL INDIA			4,216,264

INDONESIA - 1.9%
	1,200,000		Freeport-McMoRan, Inc	4.550	11/14/24	498,000
	2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	688,634
	1,000,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	885,000
	1,130,000	g	Pertamina Persero PT	4.300	05/20/23	1,021,500
	1,000,000	g	Pertamina Persero PT	6.500	05/27/41	867,404
			TOTAL INDONESIA			3,960,538

ISRAEL - 0.5%
	1,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,013,750
			TOTAL ISRAEL			1,013,750

JAMAICA - 0.5%
	1,300,000	g	Digicel Group Ltd	8.250	09/30/20	1,051,537
			TOTAL JAMAICA			1,051,537

KAZAKHSTAN - 0.7%
	1,700,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,430,040
			TOTAL KAZAKHSTAN			1,430,040

MALAYSIA - 0.9%
	2,000,000		1MDB Global Investments Ltd	4.400	03/09/23	1,763,378
			TOTAL MALAYSIA			1,763,378

MEXICO - 8.1%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,340,430
	$1,150,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,237,975
	1,300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	1,241,500
	1,400,000	g	Cemex Finance LLC	6.000	04/01/24	1,197,000
	1,000,000	g	Comision Federal de Electricidad	4.875	05/26/21	1,017,500
	1,100,000	g	Comision Federal de Electricidad	6.125	06/16/45	1,036,750
	300,000		Grupo Televisa SAB	4.625	01/30/26	300,341
	675,000		Grupo Televisa SAB	6.125	01/31/46	667,332
	1,150,000	g	Nacional Financiera SNC	3.375	11/05/20	1,147,125
	750,000		Pemex Project Funding Master Trust	6.625	06/15/35	663,908
320

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$825,000	g	Petroleos Mexicanos	6.375%	02/04/21	$836,137
1,150,000		Petroleos Mexicanos	3.500	01/30/23	980,375
1,200,000	g	Petroleos Mexicanos	6.875	08/04/26	1,221,000
1,250,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	1,150,000
1,400,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,274,000
1,150,000	g	Trust F	5.250	01/30/26	1,083,875
		TOTAL MEXICO			16,395,248

MOROCCO - 1.0%
1,100,000	g	OCP S.A.	4.500	10/22/25	990,132
1,200,000	g	OCP S.A.	6.875	04/25/44	1,125,000
		TOTAL MOROCCO			2,115,132

NIGERIA - 1.0%
2,300,000	g	Zenith Bank plc	6.250	04/22/19	1,999,850
		TOTAL NIGERIA			1,999,850

PERU - 3.1%
1,250,000	g	Banco de Credito del Peru	4.250	04/01/23	1,232,813
2,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,987,500
1,500,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,387,500
1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,683,500
		TOTAL PERU			6,291,313

RUSSIA - 1.9%
1,100,000	g	Gaz Capital S.A.	6.510	03/07/22	1,111,110
1,550,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,404,688
1,100,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	1,118,546
		TOTAL RUSSIA			3,634,344

SINGAPORE - 0.7%
1,500,000	g	STATS ChipPAC Ltd	8.500	11/24/20	1,413,661
		TOTAL SINGAPORE			1,413,661

SOUTH AFRICA - 3.2%
1,100,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	974,215
4,200,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,658,351
1,100,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	947,789
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	862,500
		TOTAL SOUTH AFRICA			6,442,855

SRI LANKA - 0.8%
1,800,000	g	National Savings Bank	5.150	09/10/19	1,633,500
		TOTAL SRI LANKA			1,633,500

TRINIDAD AND TOBAGO - 0.4%
826,042	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	730,014
		TOTAL TRINIDAD AND TOBAGO			730,014
321

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

TURKEY - 3.2%
	$1,500,000	g	Akbank TAS	5.125%	03/31/25	$1,398,990
	1,200,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,001,424
	1,200,000	g	Arcelik AS.	5.000	04/03/23	1,082,222
	1,200,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,126,896
	800,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	800,000
	1,200,000	g,i	Turkiye Vakiflar Bankasi Tao	6.875	02/03/25	1,153,572
			TOTAL TURKEY			6,563,104

UKRAINE - 0.4%
	1,100,000	g	MHP S.A.	8.250	04/02/20	940,500
			TOTAL UKRAINE			940,500

UNITED ARAB EMIRATES - 0.6%
	1,200,000	g	DP World Ltd	6.850	07/02/37	1,140,300
			TOTAL UNITED ARAB EMIRATES			1,140,300

UNITED KINGDOM - 0.6%
	1,275,000	g	Sable International Finance Ltd	6.875	08/01/22	1,185,750
			TOTAL UNITED KINGDOM			1,185,750

VENEZUELA - 0.8%
	1,666,667	g	Petroleos de Venezuela S.A.	8.500	11/02/17	687,333
	3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	920,750
			TOTAL VENEZUELA			1,608,083

			TOTAL CORPORATE BONDS			88,520,739
			(Cost $100,361,589)

GOVERNMENT BONDS - 56.3%

ANGOLA - 0.4%
	975,000	g	Republic of Angola	9.500	11/12/25	814,320
			TOTAL ANGOLA			814,320

ARGENTINA - 0.5%
	1,800,000	n	Argentina Government International Bond	2.500	12/31/38	1,098,000
			TOTAL ARGENTINA			1,098,000

AZERBAIJAN - 0.6%
	1,350,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,204,875
			TOTAL AZERBAIJAN			1,204,875

BRAZIL - 2.8%
	804,393	g	Brazil Loan Trust	5.477	07/24/23	689,767
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,147,500
BRL	4,200,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	861,844
	$2,960,000		Brazilian Government International Bond	4.250	01/07/25	2,479,000
	900,000		Brazilian Government International Bond	5.000	01/27/45	618,750
			TOTAL BRAZIL			5,796,861
322

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CHILE - 1.0%
	$2,000,000		Chile Government International Bond	3.125%	01/21/26	$1,970,000
			TOTAL CHILE			1,970,000

COSTA RICA - 1.0%
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,100,000
			TOTAL COSTA RICA			2,100,000

COTE D’IVOIRE - 0.4%
	950,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	823,593
			TOTAL COTE D’IVOIRE			823,593

CROATIA - 2.7%
	750,000	g	Croatia Government International Bond	6.750	11/05/19	816,825
	1,915,000	g	Croatia Government International Bond	6.375	03/24/21	2,075,860
	2,475,000	g	Croatia Government International Bond	5.500	04/04/23	2,581,425
			TOTAL CROATIA			5,474,110

DOMINICAN REPUBLIC - 2.9%
DOP	15,000,000	g	Dominican Republic Central Bank Notes	10.000	02/24/17	329,074
	65,000,000	g	Dominican Republic International Bond	16.000	02/10/17	1,513,725
	49,250,000	g	Dominican Republic International Bond	14.000	05/12/17	1,130,819
	$2,225,000	g	Dominican Republic International Bond	5.500	01/27/25	2,091,500
	500,000	g	Dominican Republic International Bond	6.875	01/29/26	506,250
			TOTAL DOMINICAN REPUBLIC			5,571,368

ECUADOR - 0.8%
	2,200,000	g	Ecuador Government International Bond	10.500	03/24/20	1,628,000
			TOTAL ECUADOR			1,628,000

EGYPT - 0.7%
	1,625,000	g	Egypt Government International Bond	5.875	06/11/25	1,355,146
			TOTAL EGYPT			1,355,146

EL SALVADOR - 0.9%
	2,300,000	g	El Salvador Government International Bond	7.650	06/15/35	1,811,250
			TOTAL EL SALVADOR			1,811,250

GHANA - 0.8%
	2,200,000	g	Republic of Ghana	8.125	01/18/26	1,575,464
			TOTAL GHANA			1,575,464

GREECE - 0.4%
EUR	958,000	g	Hellenic Republic Government Bond	4.750	04/17/19	852,969
			TOTAL GREECE			852,969
323

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GUATEMALA - 1.1%
	$925,000	g	Guatemala Government Bond	5.750%	06/06/22	$952,750
	1,325,000	g	Guatemala Government Bond	4.875	02/13/28	1,252,125
			TOTAL GUATEMALA			2,204,875

HUNGARY - 1.7%
	1,000,000		Hungary Government International Bond	5.750	11/22/23	1,121,332
	1,635,000		Hungary Government International Bond	7.625	03/29/41	2,229,731
			TOTAL HUNGARY			3,351,063

INDIA - 0.7%
INR	92,000,000		International Finance Corp	6.450	10/30/18	1,351,555
			TOTAL INDIA			1,351,555

INDONESIA - 3.4%
	$2,355,000	g	Indonesia Government International Bond	3.375	04/15/23	2,228,398
	2,025,000	g	Indonesia Government International Bond	5.950	01/08/46	2,095,739
IDR	14,500,000,000		Indonesia Treasury Bond	8.750	05/15/31	1,070,000
	$1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,513,198
			TOTAL INDONESIA			6,907,335

ITALY - 0.5%
	850,000		Italy Government International Bond	6.875	09/27/23	1,064,489
			TOTAL ITALY			1,064,489

JAMAICA - 1.5%
	1,000,000		Jamaica Government International Bond	6.750	04/28/28	992,500
	2,100,000		Jamaica Government International Bond	7.875	07/28/45	2,016,000
			TOTAL JAMAICA			3,008,500

KAZAKHSTAN - 1.1%
	900,000	g	Kazakhstan Government International Bond	5.125	07/21/25	895,680
	1,250,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,212,750
			TOTAL KAZAKHSTAN			2,108,430

LITHUANIA - 0.5%
	825,000	g	Lithuania Government International Bond	6.625	02/01/22	995,976
			TOTAL LITHUANIA			995,976

MEXICO - 0.9%
MXN	32,540,000		Mexican Bonos	6.500	06/09/22	1,875,215
			TOTAL MEXICO			1,875,215

MOROCCO - 1.0%
	$1,950,000	g	Morocco Government International Bond	4.250	12/11/22	1,960,062
			TOTAL MOROCCO			1,960,062

NAMIBIA - 1.0%
	2,225,000	g	Namibia International Bonds	5.250	10/29/25	2,058,125
			TOTAL NAMIBIA			2,058,125
324

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

NIGERIA - 0.9%
	$2,045,000	g	Nigeria Government International Bond	6.375%	07/12/23	$1,808,598
			TOTAL NIGERIA			1,808,598

PAKISTAN - 1.6%
	1,100,000	g	Pakistan Government International Bond	7.250	04/15/19	1,120,557
	1,900,000	g	Pakistan Government International Bond	8.250	09/30/25	1,921,174
			TOTAL PAKISTAN			3,041,731

PANAMA - 1.5%
	2,725,000		Panama Government International Bond	3.750	03/16/25	2,684,125
	575,000		Panama Government International Bond	4.300	04/29/53	490,187
			TOTAL PANAMA			3,174,312

PARAGUAY - 1.0%
	500,000	g	Republic of Paraguay	4.625	01/25/23	488,750
	1,650,000	g	Republic of Paraguay	6.100	08/11/44	1,592,250
			TOTAL PARAGUAY			2,081,000

PERU - 1.6%
	2,525,000		Peruvian Government International Bond	4.125	08/25/27	2,495,963
PEN	3,000,000	g	Peruvian Government International Bond	6.950	08/12/31	786,897
			TOTAL PERU			3,282,860

PHILIPPINES - 1.9%
	$2,000,000		Philippine Government International Bond	4.200	01/21/24	2,222,668
PHP	72,000,000		Philippine Government International Bond	6.250	01/14/36	1,669,933
			TOTAL PHILIPPINES			3,892,601

REPUBLIC OF SERBIA - 1.0%
	$1,875,000	g	Republic of Serbia	5.875	12/03/18	1,964,063
			TOTAL REPUBLIC OF SERBIA			1,964,063

RUSSIA - 3.5%
RUB	82,500,000		Russian Federal Bond - OFZ	7.000	08/16/23	920,206
	$1,200,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,202,626
	3,170,000	g,l	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,225,475
	1,600,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,530,598
			TOTAL RUSSIA			6,878,905

SLOVENIA - 0.8%
	1,475,000	g	Slovenia Government International Bond	5.500	10/26/22	1,661,018
			TOTAL SLOVENIA			1,661,018

SOUTH AFRICA - 2.3%
ZAR	16,000,000		South Africa Government Bond	8.000	12/21/18	995,540
	$450,000		South Africa Government International Bond	5.500	03/09/20	466,087
325

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,000,000		South Africa Government International Bond	5.875%	09/16/25	$1,042,868
	615,000		South Africa Government International Bond	6.250	03/08/41	629,453
	1,575,000		South Africa Government International Bond	5.375	07/24/44	1,433,313
			TOTAL SOUTH AFRICA			4,567,261

SRI LANKA - 0.8%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,683,313
			TOTAL SRI LANKA			1,683,313

TUNISIA - 1.0%
	950,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	788,576
	1,250,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	1,255,000
			TOTAL TUNISIA			2,043,576

TURKEY - 3.5%
	800,000		Republic of Turkey	6.000	01/14/41	826,501
TRY	3,117,500		Turkey Government Bond	8.200	11/16/16	1,034,842
	$1,050,000		Turkey Government International Bond	6.750	04/03/18	1,127,952
	525,000		Turkey Government International Bond	7.500	11/07/19	591,161
	1,360,000		Turkey Government International Bond	5.625	03/30/21	1,446,904
	1,200,000		Turkey Government International Bond	5.125	03/25/22	1,245,319
	710,000		Turkey Government International Bond	8.000	02/14/34	895,230
			TOTAL TURKEY			7,167,909

UKRAINE - 1.4%
	1,177,718	g	Ukraine Government International Bond	7.750	09/01/19	1,109,410
	1,850,000	g	Ukraine Government International Bond	7.750	09/01/27	1,651,125
	520,000	g,i	Ukraine Government International Bond		05/31/40	195,260
			TOTAL UKRAINE			2,955,795

URUGUAY - 1.5%
	1,325,000		Uruguay Government International Bond	4.375	10/27/27	1,291,875
	2,200,000		Uruguay Government International Bond	5.100	06/18/50	1,903,000
			TOTAL URUGUAY			3,194,875

VENEZUELA - 1.3%
	525,000		Venezuela Government International Bond	5.750	02/26/16	489,562
	4,030,000		Venezuela Government International Bond	7.750	10/13/19	1,360,125
	1,400,000		Venezuela Government International Bond	11.750	10/21/26	514,500
	900,000		Venezuela Government International Bond	9.250	05/07/28	310,500
			TOTAL VENEZUELA			2,674,687

VIETNAM - 0.6%
	1,325,000	g	Vietnam Government International Bond	4.800	11/19/24	1,265,203
			TOTAL VIETNAM			1,265,203

ZAMBIA - 0.8%
	1,850,000	g	Republic of Zambia	5.375	09/20/22	1,229,122
	550,000	g	Zambia Government International Bond	8.970	07/30/27	390,555
			TOTAL ZAMBIA			1,619,677
326

TIAA-CREF FUNDS - Emerging Markets Debt Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

	TOTAL GOVERNMENT BONDS			$113,918,965
	(Cost $122,606,943)

	TOTAL BONDS			202,439,704
	(Cost $222,968,532)

SHORT-TERM INVESTMENTS - 2.8%
UNITED STATES - 2.8%
$5,700,000	Federal Home Loan Bank (FHLB)	0.180%	02/01/16	5,700,000
	TOTAL UNITED STATES			5,700,000
	TOTAL SHORT-TERM INVESTMENTS			5,700,000
	(Cost $5,700,000)

	TOTAL INVESTMENTS - 102.8%			208,139,704
	(Cost $228,668,532)
	OTHER ASSETS & LIABILITIES, NET - (2.8)%			(5,636,436)
	NET ASSETS - 100.0%			$202,503,268

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Peso
EUR	Euro
IDR	Indonesia Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish New Lira
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2016, the aggregate value of these securities amounted to $141,318,326 or 69.8% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
n	In default
327

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$113,918,965	56.2%
FINANCIALS	21,888,093	10.8
UTILITIES	17,765,784	8.8
ENERGY	13,095,777	6.5
MATERIALS	10,177,652	5.0
TELECOMMUNICATION SERVICES	7,550,833	3.7
INDUSTRIALS	6,181,940	3.1
INFORMATION TECHNOLOGY	4,770,828	2.4
CONSUMER STAPLES	3,929,424	1.9
CONSUMER DISCRETIONARY	3,160,408	1.6
SHORT-TERM INVESTMENTS	5,700,000	2.8
OTHER ASSETS & LIABILITIES, NET	(5,636,436)	(2.8)

NET ASSETS	$202,503,268	100.0%
328

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1 —organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, Social Choice International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund and the Emerging Markets Debt Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities

•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of January 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

329

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Total return swap contract: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2016, there were no material transfers between levels by the Funds.

As of January 31, 2016, 100% of the value of investments in the Social Choice Low Carbon Equity Fund was valued based on Level 1inputs.

As of January 31, 2016, 100% of the value of investments in the Emerging Markets Debt Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of January 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$1,908,570,155	$-	$-	$1,908,570,155
Short-term investments	22,431,301	7,500,000	-	29,931,301
Total	$1,931,001,456	$7,500,000	$-	$1,938,501,456
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$129,262,624	$674,099	$-	$129,936,723
All other equity investments *	1,655,608,828	-	-	1,655,608,828
Short-term investments	56,167,629	7,500,000	-	63,667,629
Written options**	(248,155)	-	-	(248,155)
Total	$1,840,790,926	$8,174,099	$-	$1,848,965,025
330

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Consumer discretionary	$749,888,707	$26,884,046	$-	$776,772,753
Consumer staples	459,374,824	33,066,741	-	492,441,565
Financials	452,536,336	14,393,109	-	466,929,445
Health care	624,312,325	74,450,499	-	698,762,824
Information technology	1,043,957,105	35,823,495	-	1,079,780,600
Materials	98,608,094	16,471,011	-	115,079,105
All other equity investments*	858,940,307	-	-	858,940,307
Short-term investments	86,765,987	15,699,929	-	102,465,916
Purchased options**	78,650	-	-	78,650
Written options**	(3,005,650)	-	-	(3,005,650)
Total	$4,371,456,685	$216,788,830	$-	$4,588,245,515
Large-Cap Growth
Equity investments*	$3,200,305,012	$-	$-	$3,200,305,012
Short-term investments	13,267,399	74,991,050	-	88,258,449
Total	$3,213,572,411	$74,991,050	$-	$3,288,563,461
Large-Cap Value
Equity investments:
Consumer discretionary	$398,799,874	$70,955,895	$-	$469,755,769
Financials	1,306,682,872	21,326,301	-	1,328,009,173
Health care	586,964,607	19,669,895	-	606,634,502
Industrials	396,562,167	-	7,266	396,569,433
Information technology	660,974,618	9,619,515	-	670,594,133
Materials	194,651,451	269,461	-	194,920,912
All other equity investments*	1,380,963,614	-	-	1,380,963,614
Short-term investments	60,692,692	64,994,846	-	125,687,538
Total	$4,986,291,895	$186,835,913	$7,266	$5,173,135,074
Mid-Cap Growth
Equity investments*	$1,490,541,181	$-	$-	$1,490,541,181
Short-term investments	74,577,632	6,400,000	-	80,977,632
Purchased options**	591,200	-	-	591,200
Written options**	(262,040)	-	-	(262,040)
Total	$1,565,447,973	$6,400,000	$-	$1,571,847,973
Mid-Cap Value
Equity investments:
Consumer discretionary	$462,571,309	$7,299,397	$-	$469,870,706
Financials	1,286,748,178	12,170,796	-	1,298,918,974
Health care	219,934,033	47,240,826	-	267,174,859
Information technology	462,905,622	15,255,500	-	478,161,122
All other equity investments*	2,065,646,833	-	-	2,065,646,833
Short-term investments	121,532,509	35,098,499	-	156,631,008
Total	$4,619,338,484	$117,065,018	$-	$4,736,403,502
Small-Cap Equity
Equity investments*	$2,612,681,630	$-	$-	$2,612,681,630
Short-term investments	114,895,703	24,999,826	-	139,895,529
Futures**	(860,860)	-	-	(860,860)
Swaps**	-	(1,447,375)	-	(1,447,375)
Total	$2,726,716,473	$23,552,451	$-	$2,750,268,924
Social Choice Equity
Equity investments*	$2,448,662,629	$-	$-	$2,448,662,629
Short-term investments	-	56,992,415	-	56,992,415
Total	$2,448,662,629	$56,992,415	$-	$2,505,655,044
331

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa/Middle East	$-	$38,669,957	$-	$38,669,957
Asia	32,366,579	567,123,716	152,787	599,643,082
Europe	4,555,176	21,831,812	-	26,386,988
Latin America	3,329,506	110,489,765	-	113,819,271
All other equity investments*	28,752,340	96,041,759	-	124,794,099
Corporate bonds	-	-	482,863	482,863
Short-term investments	27,793,504	-	-	27,793,504
Total	$96,797,105	$834,157,009	$635,650	$931,589,764
Enhanced International Equity Index
Equity investments:
Asia	$149,352	$323,713,946	$-	$323,863,298
Australasia	-	85,438,941	-	85,438,941
Europe	19,044,087	674,092,954	-	693,137,041
All other equity investments *	12,817,813	102,617,271	-	115,435,084
Short-term investments	35,779,096	-	-	35,779,096
Total	$67,790,348	$1,185,863,112	$-	$1,253,653,460
Global Natural Resources
Equity investments:
Africa/Middle East	$-	$5,251,938	$-	$5,251,938
Australasia	-	11,347,521	-	11,347,521
Europe	1,170,111	47,066,553	-	48,236,664
Latin America	4,600,437	-	-	4,600,437
North America	91,392,170	21,336,143	-	112,728,313
All other equity investments *	568,051	40,655,556	-	41,223,607
Short-term investments	9,841,344	5,500,000	-	15,341,344
Total	$107,572,113	$131,157,711	$-	$238,729,824
International Equity
Equity investments:
Asia	$-	$909,424,851	$-	$909,424,851
Europe	-	2,993,032,385	-	2,993,032,385
All other equity investments *	-	60,682,372	-	60,682,372
Short-term investments	1,707,517	99,987,150	-	101,694,667
Total	$1,707,517	$4,063,126,758	$-	$4,064,834,275
International Opportunities
Equity investments:
Asia	$-	$331,273,611	$-	$331,273,611
Europe	-	471,097,482	-	471,097,482
North America	10,318,132	74,905,866	-	85,223,998
All other equity investments *	16,211,008	135,438,379	4,327,462	155,976,849
Short-term investments	90,775,682	49,994,600	-	140,770,282
Total	$117,304,822	$1,062,709,938	$4,327,462	$1,184,342,222
Social Choice International Equity
Equity investments:
Asia	$-	$4,888,576	$-	$4,888,576
Australasia	-	1,299,387	-	1,299,387
Europe	196,839	10,300,454	-	10,497,293
All other equity investments *	-	2,114,523	-	2,114,523
Total	$196,839	$18,602,940	$-	$18,799,779
332

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$1,327,422,090	$-	$4,028	$1,327,426,118
Industrials	990,423,929	71,574	-	990,495,503
Telecommunication services	227,702,671	-	49,856	227,752,527
All other equity investments*	6,850,536,638	-	-	6,850,536,638
Short-term investments	298,903,532	49,994,600	-	348,898,132
Futures**	378,506	-	-	378,506
Total	$9,695,367,366	$50,066,174	$53,884	$9,745,487,424
Large-Cap Growth Index
Equity investments*	$2,602,902,702	$-	$-	$2,602,902,702
Short-term investments	59,589,277	19,999,860	-	79,589,137
Total	$2,662,491,979	$19,999,860	$-	$2,682,491,839
Large-Cap Value Index
Equity investments*	$3,314,316,735	$-	$-	$3,314,316,735
Short-term investments	47,668,874	19,999,860	-	67,668,734
Futures**	93,290	-	-	93,290
Total	$3,362,078,899	$19,999,860	$-	$3,382,078,759
S&P 500 Index
Equity investments*	$2,781,133,186	$-	$-	$2,781,133,186
Short-term investments	29,953,475	11,999,916	-	41,953,391
Futures**	16,112	-	-	16,112
Total	$2,811,102,773	$11,999,916	$-	$2,823,102,689
Small-Cap Blend Index
Equity investments:
Health care	$216,889,192	$-	$15,521	$216,904,713
Industrials	187,500,863	160,444	-	187,661,307
Information technology	273,132,900	-	14,755	273,147,655
Telecommunication services	13,566,621	-	139,956	13,706,577
All other equity investments*	824,709,614	-	-	824,709,614
Short-term investments	203,871,027	-	-	203,871,027
Futures**	287,777	-	-	287,777
Total	$1,719,957,994	$160,444	$170,232	$1,720,288,670
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$-	$73,214,489	$209	$73,214,698
Asia	30,816,354	740,519,932	329,645	771,665,931
Europe	1,706,639	39,876,935	-	41,583,574
Latin America	-	110,881,320	-	110,881,320
North America	34,519,440	-	-	34,519,440
All other equity investments*	4,063,843	110,556,802	646	114,621,291
Short-term investments	36,847,026	-	-	36,847,026
Total	$107,953,302	$1,075,049,478	$330,500	$1,183,333,280
International Equity Index
Equity investments:
Asia	$760,476	$1,599,995,867	$-	$1,600,756,343
Australasia	-	412,952,324	-	412,952,324
Europe	6,736,995	3,500,971,437	-	3,507,708,432
All other equity investments*	89,191,891	538,457,499	-	627,649,390
Short-term investments	173,692,701	60,994,600	-	234,687,301
Futures**	1,235,545	-	-	1,235,545
Total	$271,617,608	$6,113,371,727	$-	$6,384,989,335

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

333

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At January 31, 2016, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	171	$17,636,940	March 2016	$(860,860)
Equity Index	S&P 500 E Mini Index	149	14,379,245	March 2016	285,388
Equity Index	Russell 2000 Mini Index	17	1,753,380	March 2016	46,831
Equity Index	S&P MidCap 400 E Mini Index	13	1,709,240	March 2016	46,287
Total		179	$17,841,865		$378,506
Large-Cap Value Index	S&P 500 E Mini Index	53	$5,114,765	March 2016	$93,290
S&P 500 Index	S&P 500 E Mini Index	9	868,545	March 2016	16,112
Small-Cap Blend Index	Russell 2000 Mini Index	114	11,757,960	March 2016	287,777
International Equity Index	MSCI EAFE Mini Index	630	50,450,400	March 2016	1,235,545

Options: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss.

Purchased options outstanding as of January 31, 2016 were as follows:

	Number of Contracts	Value
Growth & Income Fund
CBS Corp, Call, 2/12/16 at $48	200	$24,600
Ciena Corp, Call, 3/18/16 at $18	200	21,400
Cisco Systems, Inc, Put, 2/12/16 at $23	200	10,000
Syngenta AG, Call, 2/19/16 at $80	130	18,850
Twitter, Inc, Call, 2/5/16 at $18	200	3,800
Total	930	$78,650
Mid-Cap Growth Fund
Fortinet, Inc, Put, 2/19/16 at $27	2,000	$146,000
Proofpoint, Inc, Put, 2/19/16 at $50	2,120	445,200
Total	4,120	$591,200
334

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Written options outstanding as of January 31, 2016 were as follows:

	Number of contracts	Value
Enhanced Large-Cap Value Index Fund
Avago Technologies Ltd, Call, 2/5/16 at $138	12	$(960)
Avago Technologies Ltd, Call, 2/5/16 at $136	18	(2,430)
Concho Resources, Inc, Call, 2/19/16 at $100	50	(14,500)
Concho Resources, Inc, Call, 2/19/16 at $95	50	(25,500)
Concho Resources, Inc, Put, 2/19/16 at $75	30	(2,820)
Continental Resources, Inc, Call, 2/19/16 at $23	360	(37,800)
Continental Resources, Inc, Call, 2/19/16 at $22	140	(19,600)
Continental Resources, Inc, Put, 2/19/16 at $18	160	(12,480)
Continental Resources, Inc, Put, 2/19/16 at $17	150	(8,250)
Continental Resources, Inc, Put, 2/19/16 at $16	240	(12,960)
Devon Energy Corp, Call, 2/5/16 at $28	60	(4,680)
Diamondback Energy, Inc, Call, 2/19/16 at $72.50	40	(21,200)
Energen Corp, Put, 2/19/16 at $25	38	(760)
Gilead Sciences, Inc, Put, 2/5/16 at $82.50	40	(10,680)
Hess Corp, Call, 2/5/16 at $43	50	(4,850)
Hess Corp, Call, 2/5/16 at $41.50	100	(20,000)
Lyondellbasell Industries, Call, 2/19/16 at $82.50	40	(3,400)
Lyondellbasell Industries, Put, 2/19/16 at $65	22	(715)
Micron Technology, Inc, Call, 2/5/16 at $11	240	(9,600)
Nabors Industries Ltd, Put, 2/19/16 at $6	210	(2,730)
Norwegian Cruise Line Holdings, Call, 2/19/16 at $45	80	(17,600)
SVB Financial Group, Call, 2/19/16 at $110	21	(1,365)
SVB Financial Group, Put, 2/19/16 at $95	45	(13,275)
Total	2,196	$(248,155)
Growth & Income Fund
Abbvie, Inc, Put, 2/5/16 at $51.50	450	$(11,250)
Acuity Brands, Inc, Put, 2/19/16 at $190	100	(24,700)
Acuity Brands, Inc, Put, 2/19/16 at $180	50	(5,000)
Ambarella, Inc, Put, 3/4/16 at $40	700	(273,000)
Anadarko Petroleum Corp, Put, 2/19/16 at $47.50	450	(412,875)
Anadarko Petroleum Corp, Put, 2/12/16 at $46	450	(349,875)
Caesarstone SDOT-YAM Ltd, Call, 2/19/16 at $42.50	600	(31,500)
Caesarstone SDOT-YAM Ltd, Put, 2/19/16 at $42.50	523	(326,875)
Chubb Ltd, Put, 2/19/16 at $100	225	(5,625)
Cyberark Software Ltd, Put, 2/19/16 at $42	150	(40,875)
Cyberark Software Ltd, Put, 2/12/16 at $40	150	(23,700)
Dreamworks Animation SKG, Inc, Put, 2/5/16 at $24	750	(18,750)
Edwards Lifesciences Corp, Call, 2/19/16 at $85	300	(21,000)
Fastenal Co., Put, 2/19/16 at $34	550	(5,500)
FitBit, Inc, Put, 2/19/16 at $23	300	(219,000)
FitBit, Inc, Put, 2/5/16 at $23	600	(420,000)
Gilead Sciences, Inc, Put, 2/5/16 at $85	300	(123,000)
Gilead Sciences, Inc, Put, 2/5/16 at $78	100	(10,700)
Hologic, Inc, Put, 2/19/16 at $33	450	(31,500)
Kansas City Southern, Put, 2/12/16 at $73	300	(99,750)
Microstrategy, Inc, Call, 2/19/16 at $180	100	(23,000)
Microstrategy, Inc, Put, 2/19/16 at $140	100	(5,000)
Microstrategy, Inc, Put, 2/19/16 at $135	50	(5,450)
Mohawk Industries, Inc, Put, 2/19/16 at $150	200	(16,000)
Molson Coors Brewing Co., Put, 2/19/16 at $80	150	(3,750)
Monster Beverage Corp, Put, 2/5/16 at $128	225	(51,750)
Mylan NV, Put, 2/5/16 at $50	300	(20,100)
Newell Rubbermaid, Inc, Put, 2/19/16 at $34	600	(16,800)
Northrop Grumman Corp, Put, 2/19/16 at $165	150	(3,750)
Norwegian Cruise Line Holdings, Put, 2/19/16 at $55	200	(212,000)
335

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of contracts	Value
O’Reilly Automotive, Inc, Call, 2/19/16 at $270	130	$(49,400)
PPG Industries, Inc, Put, 2/19/16 at $85	200	(6,000)
PPG Industries, Inc, Put, 2/19/16 at $80	100	(1,250)
Proofpoint, Inc, Put, 2/19/16 at $45	450	(30,150)
Raytheon Co, Put, 2/19/16 at $105	200	(600)
Salesforce.com, Inc, Put, 2/5/16 at $65	300	(21,000)
Stryker Corp, Put, 2/19/16 at $90	450	(10,125)
Take-Two Interactive Software, Call, 2/19/16 at $37	450	(22,500)
Ulta Salon Cosmetics & Fragrance, Inc, Call, 2/19/16 at $190	100	(7,400)
Ulta Salon Cosmetics & Fragrance, Inc, Put, 2/19/16 at $155	150	(4,650)
USG Corp, Put, 2/19/16 at $14	300	(3,750)
VCA, Inc, Put, 2/19/16 at $45	450	(20,250)
Zebra Technologies Corp, Call, 2/19/16 at $65	150	(16,500)
Total	13,003	$(3,005,650)
Mid-Cap Growth Fund
Fortinet, Inc, Call, 2/19/16 at $30	2,000	$(80,000)
Fortinet, Inc, Put, 2/19/16 at $25	2,000	(40,000)
Proofpoint, Inc, Put, 2/19/16 at $45	2,120	(142,040)
Total	6,120	$(262,040)

Forward foreign currency contracts: The Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including Non-Deliverable forwards (“NDFs”), to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed.

Emerging Markets Debt had open forwards as of January, 31, 2016:

Counterparty	Contract settlement date		Receive		Deliver	Unrealized appreciation (depreciation)
Bank of America	7/14/2016	USD	1,100,000	MXN	19,956,750	$12,170
Bank of America	1/17/2017	USD	1,000,000	CNH	6,853,000	2,134
Total						$14,304

Abbreviation(s):
CNH	Chinese Yuan
MXN	Mexican Peso
USD	U.S. Dollar

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

The Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

336

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

At January 31, 2016, open credit default swaps purchased by the Emerging Markets Debt Fund were as follows:

Reference entity	Counterparty	Maturity Date	Fixed payments paid by fund per annum	Implied credit spread at 1/31/16 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Eskom Holdings Soc LTD	Bank of America	12/20/20	5.00%	6.30%	$2,000,000	$101,734	$28,699

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. The Small-Cap Equity Fund is currently invested in a total return swap contract to gain exposure to certain equity markets.

At January 31, 2016, the Small-Cap Equity Fund held the following open total return swap contracts:

Fixed payments
			paid	Total return	Unrealized
	Notional	Termination	by fund	received	appreciation
Counterparty	amount	date	per annum	by fund	(depreciation)
Goldman Sachs	$69,709,212	4/5/2016	0.35%	Difference between Russell MicroCap Index less Russell 2000 Index and Russell 2500 Index	$(1,447,375)

Note 4 —affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Withholding	Shares at		Value at
Issue	October 31, 2015	cost	proceeds	gain(loss)	income	expense	January 31, 2016		January 31, 2016
Mid-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$187,935,969	$2,848,616	$69,252,076	$-	$-	$-	-	*	$-
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$311,112,472	$18,976,813	$31,185,753	$-	$-	$-	298,903,532		$298,903,532
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$264,957,247	$-	$61,086,220	$-	$-	$-	203,871,027		$203,871,027
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$280,957,418	$-	$107,264,717	$-	$-	$-	173,692,701		$173,692,701

* Not an affiliate as of January 31, 2016.

337

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. As of January 31, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At January 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,737,996,393	$290,657,405	$(90,152,342)	$200,505,063
Enhanced Large-Cap Value Index	1,704,138,491	233,557,783	(88,483,094)	145,074,689
Growth & Income	3,935,204,218	820,357,572	(164,310,625)	656,046,947
Large-Cap Growth	2,598,567,074	754,766,979	(64,770,592)	689,996,387
Large-Cap Value	5,063,339,160	575,877,411	(466,081,497)	109,795,914
Mid-Cap Growth	1,569,421,979	169,099,794	(166,411,760)	2,688,034
Mid-Cap Value	4,247,351,968	876,424,778	(387,373,244)	489,051,534
Small-Cap Equity	2,757,803,939	302,248,717	(307,475,497)	(5,226,780)
Social Choice Equity	2,111,866,101	538,191,710	(144,402,767)	393,788,943
Social Choice Low Carbon Equity	43,321,903	819,848	(3,775,343)	(2,955,495)
Emerging Markets Equity	983,730,815	58,331,486	(110,472,537)	(52,141,051)
Enhanced International Equity	1,295,791,368	82,762,230	(124,900,138)	(42,137,908)
Global Natural Resources	255,989,736	6,002,215	(23,262,127)	(17,259,912)
International Equity	4,280,678,427	253,091,637	(468,935,789)	(215,844,152)
International Opportunities	1,188,642,585	141,772,958	(146,073,321)	(4,300,363)
Social Choice International Equity	21,349,337	220,546	(2,770,104)	(2,549,558)
Equity Index	7,342,386,367	2,835,489,385	(432,766,834)	2,402,722,551
Large-Cap Growth Index	2,193,375,103	574,759,642	(85,642,906)	489,116,736
Large-Cap Value Index	3,400,683,950	311,350,644	(330,049,125)	(18,698,481)
S&P 500 Index	2,201,576,499	753,095,729	(131,585,651)	621,510,078
Small-Cap Blend Index	1,605,358,443	358,976,855	(244,334,405)	114,642,450
Emerging Markets Equity Index	1,448,538,933	60,005,115	(325,210,768)	(265,205,653)
International Equity Index	6,489,055,240	855,504,719	(960,806,169)	(105,301,450)
Emerging Markets Debt	228,668,532	932,068	(21,460,896)	(20,528,828)
338

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: March 14, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: March 14, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: March 14, 2016	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer